                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                          U.S. GLOBAL INVESTORS FUNDS

                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
              (Address of principal executive offices) (Zip code)

                             SUSAN B. MCGEE, ESQ.
                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 210-308-1234

                  Date of fiscal year end: DECEMBER 31, 2008

                  Date of reporting period: DECEMBER 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL INVESTORS FUNDS

 ANNUAL REPORT

DECEMBER 31, 2008


 TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                    10

EXPENSE EXAMPLE                                                   69

PORTFOLIOS OF INVESTMENTS                                         72

NOTES TO PORTFOLIOS OF INVESTMENTS                               133

STATEMENTS OF ASSETS AND LIABILITIES                             140

STATEMENTS OF OPERATIONS                                         146

STATEMENTS OF CHANGES IN NET ASSETS                              156

NOTES TO FINANCIAL STATEMENTS                                    165

FINANCIAL HIGHLIGHTS                                             182

REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                         195

TRUSTEES AND OFFICERS                                            196

ADDITIONAL INFORMATION                                           199

 NASDAQ SYMBOLS


U.S. GLOBAL INVESTORS FUNDS
---------------------------

U.S. TREASURY SECURITIES CASH FUND                             USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                        UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

HOLMES GROWTH FUND                                             ACBGX

GLOBAL MEGATRENDS FUND                                         MEGAX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD AND PRECIOUS METALS FUND                                  USERX

EASTERN EUROPEAN FUND                                          EUROX

GLOBAL EMERGING MARKETS FUND                                   GEMFX

CHINA REGION FUND                                              USCOX


[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 1.210.308.1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS


DEAR SHAREHOLDER:

The famous author E.L. Doctorow once described the
process of writing a book: "It's like driving at          [PHOTO]
night. You never see further than your headlights, but you can make the whole trip that way."

That's also an appropriate way to describe the process of investing during the darkest and most treacherous markets since the early 1930s. The past year has been a challenge that we have met by striving to look as far forward as we could see and then adjusting the wheel as needed to keep ourselves on the road.

The U.S. Global Investors Funds were not immune from the pain that plagued domestic and global markets in 2008. Every time it looked like things couldn't get any worse, another dose of dismal news would drive the markets down another notch.

The United States spent the year in a recession that officially began in December 2007, and much of Europe and Asia was in official or de facto recession. China's phenomenal growth slowed considerably, as did that of the other BRIC nations of Brazil, Russia and India. The credit crisis arising from the subprime debt catastrophe took down many formidable companies in the financial world - Bear Stearns, Lehman Brothers, Merrill Lynch - and left others badly wounded. Forced de-leveraging by banks, hedge funds and others cratered stock markets, while in Detroit, the economic slowdown and high gas prices in place most of the year left the American auto industry languishing on life support.

Plunging oil prices in the second half of 2008 brought some relief and governments around the world pumped out hundreds of billions of dollars in economic stimulus spending to try to reverse the global downturn, but that didn't stop U.S. unemployment from climbing to a multi-year high, consumer confidence from dropping to a multi-decade low and housing prices from continuing their freefall.

 U.S. GLOBAL INVESTORS FUNDS


     [S&P 500 INDEX VS. MSCI EMERGING MARKETS INDEX
         (DEC 31, 2007 TO DEC 31, 2008) chart]

                                   MSCI
                                 Emerging
           Date       S&P 500    Markets
           ----       -------    -------
                    % Change in Index Level

        12/31/2008    -38.91      -54.53
        12/30/2008    -39.76      -54.63
        12/29/2008    -41.20      -55.30
        12/26/2008    -40.97      -55.77
        12/25/2008    -41.28      -55.70
        12/24/2008    -41.28      -55.60
        12/23/2008    -41.62      -55.43
        12/22/2008    -41.05      -54.51
        12/19/2008    -39.95      -53.33
        12/18/2008    -40.12      -52.67
        12/17/2008    -38.83      -53.00
        12/16/2008    -38.24      -54.14
        12/15/2008    -41.25      -54.88
        12/12/2008    -40.50      -55.76
        12/11/2008    -40.91      -54.38
        12/10/2008    -39.18      -54.90
         12/9/2008    -39.89      -56.89
         12/8/2008    -38.47      -56.93
         12/5/2008    -40.75      -60.11
         12/4/2008    -42.83      -59.76
         12/3/2008    -41.11      -59.63
         12/2/2008    -42.59      -59.81
         12/1/2008    -44.79      -58.83
        11/28/2008    -39.38      -57.74
        11/27/2008    -39.96      -57.83
        11/26/2008    -39.96      -58.84
        11/25/2008    -42.01      -59.88
        11/24/2008    -42.39      -61.07
        11/21/2008    -45.89      -62.50
        11/20/2008    -49.11      -62.77
        11/19/2008    -45.45      -60.74
        11/18/2008    -41.89      -59.87
        11/17/2008    -42.46      -58.30
        11/14/2008    -40.93      -57.48
        11/13/2008    -38.36      -57.97
        11/12/2008    -42.35      -57.22
        11/11/2008    -39.20      -55.45
        11/10/2008    -37.83      -53.25
         11/7/2008    -37.03      -54.71
         11/6/2008    -38.80      -55.28
         11/5/2008    -35.56      -51.87
         11/4/2008    -31.97      -51.64
         11/3/2008    -34.64      -53.14
        10/31/2008    -34.48      -54.25
        10/30/2008    -35.47      -54.99
        10/29/2008    -37.09      -59.30
        10/28/2008    -36.39      -61.11
        10/27/2008    -42.58      -63.57
        10/24/2008    -40.70      -61.99
        10/23/2008    -38.58      -58.76
        10/22/2008    -39.34      -57.12
        10/21/2008    -35.40      -53.47
        10/20/2008    -33.35      -52.64
        10/17/2008    -36.38      -54.46
        10/16/2008    -35.99      -53.77
        10/15/2008    -38.60      -50.02
        10/14/2008    -32.50      -45.97
        10/13/2008    -32.14      -49.03
        10/10/2008    -39.18      -52.54
         10/9/2008    -38.46      -50.37
         10/8/2008    -33.38      -51.42
         10/7/2008    -32.62      -47.15
         10/6/2008    -28.52      -46.18
         10/3/2008    -25.65      -40.52
         10/2/2008    -24.63      -39.10
         10/1/2008    -21.47      -36.96
         9/30/2008    -21.11      -36.90
         9/29/2008    -25.17      -37.85
         9/26/2008    -17.96      -33.95
         9/25/2008    -18.22      -32.78
         9/24/2008    -19.79      -33.34
         9/23/2008    -19.63      -33.42
         9/22/2008    -18.36      -31.48
         9/19/2008    -15.11      -32.20
         9/18/2008    -18.40      -38.43
         9/17/2008    -21.79      -38.34
         9/16/2008    -17.92      -37.08
         9/15/2008    -19.33      -33.82
         9/12/2008    -15.34      -31.40
         9/11/2008    -15.52      -32.66
         9/10/2008    -16.67      -31.12
          9/9/2008    -17.18      -30.35
          9/8/2008    -14.25      -27.63
          9/5/2008    -15.97      -29.94
          9/4/2008    -16.35      -28.37
          9/3/2008    -13.76      -26.87
          9/2/2008    -13.59      -25.54
          9/1/2008    -13.23      -25.05
         8/29/2008    -13.23      -23.32
         8/28/2008    -12.03      -23.26
         8/27/2008    -13.31      -23.52
         8/26/2008    -14.00      -24.74
         8/25/2008    -14.32      -23.80
         8/22/2008    -12.60      -23.32
         8/21/2008    -13.58      -23.25
         8/20/2008    -13.79      -22.90
         8/19/2008    -14.33      -24.39
         8/18/2008    -13.52      -23.01
         8/15/2008    -12.19      -22.07
         8/14/2008    -12.55      -21.10
         8/13/2008    -13.03      -21.91
         8/12/2008    -12.78      -21.21
         8/11/2008    -11.71      -20.57
          8/8/2008    -12.32      -20.61
          8/7/2008    -14.37      -19.16
          8/6/2008    -12.80      -18.84
          8/5/2008    -13.10      -19.85
          8/4/2008    -15.52      -19.14
          8/1/2008    -14.76      -17.42
         7/31/2008    -14.28      -16.46
         7/30/2008    -13.14      -16.69
         7/29/2008    -14.56      -18.55
         7/28/2008    -16.51      -17.86
         7/25/2008    -14.93      -17.85
         7/24/2008    -15.28      -16.38
         7/23/2008    -13.28      -15.81
         7/22/2008    -13.63      -16.95
         7/21/2008    -14.78      -16.48
         7/18/2008    -14.73      -18.04
         7/17/2008    -14.76      -17.29
         7/16/2008    -15.77      -18.54
         7/15/2008    -17.83      -18.52
         7/14/2008    -16.92      -16.36
         7/11/2008    -16.17      -16.36
         7/10/2008    -15.22      -16.88
          7/9/2008    -15.81      -16.85
          7/8/2008    -13.85      -18.00
          7/7/2008    -15.30      -16.74
          7/4/2008    -14.58      -17.38
          7/3/2008    -14.58      -17.13
          7/2/2008    -14.68      -15.23
          7/1/2008    -13.09      -14.30
         6/30/2008    -13.43      -12.83
         6/27/2008    -13.53      -13.01
         6/26/2008    -13.21      -11.82
         6/25/2008    -10.59      -11.30
         6/24/2008    -11.11      -12.47
         6/23/2008    -10.85      -11.82
         6/20/2008    -10.86      -10.95
         6/19/2008     -9.18       -9.65
         6/18/2008     -9.52       -8.68
         6/17/2008     -8.63       -8.28
         6/16/2008     -8.00       -9.15
         6/13/2008     -8.01      -10.19
         6/12/2008     -9.38       -9.94
         6/11/2008     -9.67       -9.27
         6/10/2008     -8.12       -8.74
          6/9/2008     -7.90       -6.38
          6/6/2008     -7.97       -5.15
          6/5/2008     -5.03       -5.02
          6/4/2008     -6.85       -5.90
          6/3/2008     -6.82       -4.53
          6/2/2008     -6.28       -3.15
         5/30/2008     -5.28       -2.97
         5/29/2008     -5.43       -3.63
         5/28/2008     -5.93       -4.14
         5/27/2008     -6.30       -4.42
         5/26/2008     -6.94       -4.31
         5/23/2008     -6.94       -3.14
         5/22/2008     -5.69       -2.01
         5/21/2008     -5.94       -1.12
         5/20/2008     -4.40       -1.07
         5/19/2008     -3.51        0.21
         5/16/2008     -3.59       -0.54
         5/15/2008     -3.71       -2.06
         5/14/2008     -4.72       -3.17
         5/13/2008     -5.10       -3.33
         5/12/2008     -5.07       -4.25
          5/9/2008     -6.10       -4.69
          5/8/2008     -5.47       -4.06
          5/7/2008     -5.81       -3.29
          5/6/2008     -4.07       -2.54
          5/5/2008     -4.80       -2.99
          5/2/2008     -4.37       -3.18
          5/1/2008     -4.68       -4.35
         4/30/2008     -6.28       -4.45
         4/29/2008     -5.92       -5.36
         4/28/2008     -5.55       -4.23
         4/25/2008     -5.45       -4.66
         4/24/2008     -6.06       -4.80
         4/23/2008     -6.67       -4.41
         4/22/2008     -6.94       -4.60
         4/21/2008     -6.11       -4.82
         4/18/2008     -5.96       -5.71
         4/17/2008     -7.64       -5.84
         4/16/2008     -7.70       -6.58
         4/15/2008     -9.74       -7.72
         4/14/2008    -10.16       -8.16
         4/11/2008     -9.85       -6.95
         4/10/2008     -7.98       -7.08
          4/9/2008     -8.39       -7.75
          4/8/2008     -7.64       -7.50
          4/7/2008     -7.17       -6.93
          4/4/2008     -7.31       -8.17
          4/3/2008     -7.38       -8.35
          4/2/2008     -7.50       -8.77
          4/1/2008     -7.33      -10.69
         3/31/2008    -10.54      -11.43
         3/28/2008    -11.04      -10.77
         3/27/2008    -10.33      -11.26
         3/26/2008     -9.29      -11.18
         3/25/2008     -8.49      -11.55
         3/24/2008     -8.70      -13.98
         3/21/2008    -10.08      -15.64
         3/20/2008    -10.08      -16.13
         3/19/2008    -12.18      -14.52
         3/18/2008     -9.99      -14.59
         3/17/2008    -13.66      -16.23
         3/14/2008    -12.87      -12.39
         3/13/2008    -11.03      -11.81
         3/12/2008    -11.48       -9.29
         3/11/2008    -10.68      -10.32
         3/10/2008    -13.87      -12.28
          3/7/2008    -12.52      -10.39
          3/6/2008    -11.78       -8.24
          3/5/2008     -9.79       -8.41
          3/4/2008    -10.26       -8.89
          3/3/2008     -9.95       -8.20
         2/29/2008    -10.00       -6.37
         2/28/2008     -7.49       -4.41
         2/27/2008     -6.66       -4.50
         2/26/2008     -6.57       -6.00
         2/25/2008     -7.22       -6.86
         2/22/2008     -8.48       -7.76
         2/21/2008     -9.20       -7.42
         2/20/2008     -8.01       -8.62
         2/19/2008     -8.77       -7.49
         2/18/2008     -8.69       -8.45
         2/15/2008     -8.69       -9.08
         2/14/2008     -8.77       -8.92
         2/13/2008     -7.53      -10.87
         2/12/2008     -8.77      -11.69
         2/11/2008     -9.43      -13.06
          2/8/2008     -9.96      -12.17
          2/7/2008     -9.58      -12.15
          2/6/2008    -10.28      -11.40
          2/5/2008     -9.59       -9.57
          2/4/2008     -6.61       -8.39
          2/1/2008     -5.62      -10.19
         1/31/2008     -6.76      -12.70
         1/30/2008     -8.30      -12.49
         1/29/2008     -7.86      -11.57
         1/28/2008     -8.42      -12.78
         1/25/2008    -10.00      -10.90
         1/24/2008     -8.55      -13.13
         1/23/2008     -9.46      -15.39
         1/22/2008    -11.36      -16.52
         1/21/2008    -10.37      -14.21
         1/18/2008    -10.37       -8.89
         1/17/2008     -9.82       -8.52
         1/16/2008     -7.12       -7.99
         1/15/2008     -6.60       -4.08
         1/14/2008     -4.21       -2.33
         1/11/2008     -5.24       -2.68
         1/10/2008     -3.93       -2.07
          1/9/2008     -4.69       -1.61
          1/8/2008     -5.97       -2.15
          1/7/2008     -4.21       -3.18
          1/4/2008     -4.52       -1.77
          1/3/2008     -2.12       -1.57
          1/2/2008     -2.12       -0.95
          1/1/2008     -0.69       -0.09
        12/31/2007     -0.69       -0.12

                                        SOURCE: U.S. Global Research

The recession began just as financial regulators were implementing a rule known as FAS 157, which made some changes in how companies establish the value of securities when there is little or no active trading in those securities. As a result of this rule change, many financial companies have written off untold billions of dollars worth of securities on their balance sheets, even if these securities continued to produce income because valuations are now required to reflect exit or market prices. While there's no doubt that this rule was enacted with the best of intentions, FAS 157 may have played an unintended yet significant role in the seizing-up of America's credit markets.

Leverage was another key factor. Wall Street, Main Street and government agencies were all excessively leveraged, and a rule change for short-selling that eliminated the uptick rule set off a feeding frenzy by predatory short sellers. Banks and brokerages sought to raise capital to rebuild their balance sheets, but short-selling mercilessly drove down the value of their shares and impaired their ability to raise enough new money.

Lacking capital, the banks had to cut back on new loans, which hurts manufacturers and others that need access to short-term working capital to run their businesses. Products don't get made, workers don't get paid and before long the economy has ground to a halt.

 U.S. GLOBAL INVESTORS FUNDS


The banks also made margin calls against existing loans, including those to highly leveraged hedge funds. To get their hands on cash, the hedge funds sold liquid assets, among them natural resources and emerging markets equities that had been performing so well. This forced selling was detrimental to our funds that were in the same sectors.

Capital-deficient banks had to stop facilitating the auction-rate securities market for very short-term trading in commercial debt. This destroyed the auction-rate paper market in early 2008, in the process locking up hundreds of billions of dollars in investors' money. We were fortunate to not be directly affected by that collapse in any of our products.

Before discussing the funds in greater detail, I would like to recap the results of a special election in 2008. Shareholders approved a momentous change for our fund family -- the merger of the nine U.S. Global Investors Funds and the four U.S. Global Accolade Funds into a single trust. The new trust, which began operations on October 1, 2008, is known as U.S. Global Investors Funds.

The combination of the funds into a single trust created a more cost-efficient business structure by removing a number of duplicative processes, including the preparation and printing of two sets of semi-annual and annual reports each year. In addition, we now have a single board of trustees.

Also approved by shareholders in the special election was the addition of performance fees to the nine equity mutual funds managed by U.S. Global Investors. If a fund surpasses its designated benchmark by five percentage points or more over a 12-month rolling period, the fund adviser will receive a 0.25 percent performance fee. If a fund's returns are five percentage points or more below its benchmark, the adviser will forfeit 0.25 percent of its base advisory fee.

We believe the performance fee structure benefits shareholders by aligning their interests to an even greater degree to the interests of the fund managers. Our portfolio managers have significant investments in the funds they manage and, hence, have exposure to the funds' ups and downs just like other shareholders. Along with the portfolio managers, many other U.S. Global employees invest in the funds we manage. In this way, the financial interests of our entire company - both at a corporate level and an individual level - are aligned with those of the other shareholders.

 U.S. GLOBAL INVESTORS FUNDS


I offer my sincere thanks to fund shareholders for their vote of confidence in the special election. We have worked hard over the years to earn your trust, and we were gratified that you supported us during a particularly difficult period in the markets.

Another noteworthy event came in early November 2008, when U.S. Global Investors took over day-to-day management of the Eastern European Fund and the Global Emerging Markets Fund. We restructured our relationship with Charlemagne Capital (IOM) Ltd., which had previously overseen the daily operation of those funds. We will use the services of Charlemagne Capital, who is providing non-discretionary advisory services, when managing the funds.

We have expanded our investment team to enable us to handle the management of these two funds, just as we did when we assumed direct management of the Global MegaTrends Fund more than a year ago. Adding experienced personnel from Eastern Europe to that of our specialists in China-East Asia and natural resources further broadens our global perspective, which we believe will serve the fund shareholders well.

TOTAL ANNUALIZED RETURNS AS OF 12/31/08
FUND/TICKER            ONE-YEAR   THREE-YEAR   FIVE-YEAR   TEN-YEAR    GROSS      CAPPED
                                                                      EXPENSE    EXPENSE
                                                                       RATIO      RATIO
Gold and Precious       -27.05%     8.59%        9.73%       13.85%     1.79%     1.50%
 Metals Fund (USERX)

World Precious          -52.96%     -4.12%       3.09%       9.11%      1.71%     1.50%
 Minerals Fund (UNWPX)

Global Resources Fund   -62.13%     -13.47%      4.70%       12.47%     1.57%     1.50%
 (PSPFX)

Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.50% (exclusive of acquired fund fees and expenses of 0.04%) for the Gold and Precious Metals Fund, 1.50% (exclusive of acquired fund fees and expenses of 0.02%) for the World Precious Minerals Fund, and 1.50% for the Global Resources Fund through September 30, 2009. These contractual limitations, however, may be revised at any time by the funds' Board of Trustees. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees of up to 0.50%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

Gold bullion was one of the few investment categories to finish 2008 in positive territory, but that success was not fully shared by the Gold and Precious Metals Fund (USERX) or the World Precious Minerals Fund (UNWPX), which invest primarily in gold-mining equities, which were down for the year.

Mining companies produced less gold for the third straight year, and their profit margins were squeezed by higher energy and materials costs. For the non-producing "junior" miners, access to

 U.S. GLOBAL INVESTORS FUNDS


capital for exploration and development work was very difficult to find, though there were signs at year-end that this may be changing.

Oil prices peaked near $150 a barrel shortly after mid-year, and then prices nosedived. By the end of 2008, that same barrel of crude was under $40. The Global Resources Fund (PSPFX) was adversely affected by oil's price reversal, as well as the drop in price of industrial metals like copper and aluminum as the global economy slowed.

TOTAL ANNUALIZED RETURNS AS OF 12/31/08
FUND/TICKER            ONE-YEAR   THREE-YEAR   FIVE-YEAR   TEN-YEAR    GROSS     CAPPED
                                                                      EXPENSE   EXPENSE
                                                                       RATIO     RATIO
All American Equity     -39.72%     -5.28%       -0.04%     -3.17%     2.31%     1.75%
 Fund (GBTFX)

China Region Fund       -56.12%     -2.45%       2.77%      7.17%      2.29%     2.00%
 (USCOX)

Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.75% (exclusive of acquired fund fees and expenses of 0.01%) for the All American Equity Fund, and 2.00% (exclusive of acquired fund fees and expenses of 0.01%) for the China Region Fund through September 30, 2009. These contractual limitations, however, may be revised at any time by the funds' Board of Trustees. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees of up to 1.00%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

Early in the six-month period, the All American Equity Fund (GBTFX) was more invested in materials and energy and held a lower weighting in financials and health care compared to its benchmark, the S&P 500 Index, and those relative weightings caused the fund to underperform. In the second half of the time period, the fund was helped by a high cash position that the managers were able to invest during a year-end rally.

The China Region Fund (USCOX) maintained an above average cash position for most of the six-month period in light of China's economic slowdown. But following Beijing's announcement of a huge stimulus program, the nation's stock market climbed. In this scenario, the defensive cash position contributed to the fund performing below its benchmark, the Hang Seng Composite Index.

  U.S. GLOBAL INVESTORS FUNDS


TOTAL ANNUALIZED RETURNS AS OF 12/31/08
FUND/TICKER            ONE-YEAR   THREE-YEAR   FIVE-YEAR   TEN-YEAR    GROSS     CAPPED
                                                                      EXPENSE   EXPENSE
                                                                       RATIO     RATIO
Holmes Growth Fund      -46.97%     -9.74%       -1.23%      0.06%     1.92%     1.75%
 (ACBGX)

Global MegaTrends       -47.65%     -11.85%      -3.70%      -0.04%    2.56%     1.85%
 Fund (MEGAX)

Eastern European        -69.20%     -18.38%      3.11%       11.90%    2.14%     2.25%
 Fund (EUROX)

Global Emerging         -68.02%     -16.07%        n/a       -7.95*    2.93%     2.50%
 Markets Fund
 (GEMFX)

* As of inception date 2/24/05

Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.75% (exclusive of acquired fund fees and expenses of 0.01%) for the Holmes Growth Fund, 1.85% (exclusive of acquired fund fees and expenses of 0.01%) for the Global MegaTrends Fund, 2.25% for the Eastern European Fund, and 2.50% (exclusive of acquired fund fees and expenses of 0.06%) for the Global Emerging Markets Fund through September 30, 2009. These contractual limitations, however, may be revised at any time by the funds' Board of Trustees. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees of up to 2.00%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

We previously reported results for the four former U.S. Global Accolade Funds as of October 31, 2008, so this report will only cover the final two months of the year. Going forward, these four funds will be reported at six-month intervals with the remainder of the U.S. Global Investors Funds.

In November and December, the Holmes Growth Fund (ACBGX) benefited from its exposure to education and health care stocks, while its performance was hampered by its energy holdings and its limited exposure to telecom and utilities, two of the best-performing sectors.

The Global MegaTrends Fund (MEGAX), which focuses on infrastructure opportunities in the U.S. and around the world, was also helped by some sectors and hurt by others during the two-month period after the fund outperformed the S&P 500 for most of 2008. President Obama has made infrastructure spending in the U.S. a key component of his economic recovery program, which is a good sign for the sector.

The Eastern European Fund (EUROX) and Global Emerging Markets Fund (GEMFX) struggled in November and December, and while more short-term volatility is likely, over the longer term growth prospects remain bright for Eastern Europe and the world's emerging markets on the whole. The BRIC nations - Brazil, Russia, India and China - are all still largely underdeveloped and need better housing, transport and other infrastructure.

 U.S. GLOBAL INVESTORS FUNDS


There and elsewhere, consumers have embraced the lifestyles of the West, and this should create investment opportunities.

TOTAL ANNUALIZED RETURNS AS OF 12/31/08
FUND/TICKER            ONE-YEAR   THREE-YEAR   FIVE-YEAR   TEN-YEAR    GROSS     CAPPED
                                                                      EXPENSE   EXPENSE
                                                                       RATIO     RATIO
Near-Term Tax Free       3.25%       3.55%        2.67%       3.52%    1.87%     0.45%
 Fund (NEARX)

Tax Free Fund            0.54%       2.78%        2.65%       3.63%    1.92%     0.70%
 (USUTX)

U.S. Government          1.87%       3.68%        2.93%       3.14%    0.72%     0.45%
 Securities Savings
 Fund (UGSXX)

U.S. Treasury            0.88%       2.95%        2.25%       2.42%    1.15%     1.00%
 Securities Cash
 Fund (USTXX)

Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund, 0.45% for the U.S. Government Securities Savings Fund, and 1.00% for the U.S. Treasury Securities Cash Fund through September 30, 2009. These contractual limitations, however, may be revised at any time by the funds' Board of Trustees. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

Our municipal bond and money market funds were impacted by the Federal Reserve's dramatic cuts in the fed funds rate in its effort to kick-start the faltering domestic economy. At year-end, the fed funds rate was effectively zero.

These funds were affected by the extremely tight credit conditions that prevailed for most of 2008 and that escalated following the collapse of Lehman Brothers in September. The stimulative efforts of global central banks have increased the chances that we will see an economic recovery in 2009, but that likely remains some months away.

We take a long-term perspective in managing the U.S. Global Investors Funds, and we continue to search for long-term investment opportunities in domestic markets, emerging markets and global infrastructure. All of these markets can be very volatile, as we have seen in 2008, but I provide you this reminder as a way for you to manage your expectations and make appropriate decisions.

We strive to deliver superior market returns and serve as a source of useful information on the trends that influence domestic and global markets. That information is available in the "Frank Talk" investment blog, as well as in replays of our informative webcasts and in our Weekly Investor Alert electronic newsletter. I encourage you to sign up for the Investor Alert on our web site www.usfunds.com.
                                                                   7

 U.S. GLOBAL INVESTORS FUNDS


And as always, we urge investors to avoid chasing performance. One way to do that is to consider a portfolio allocation model similar to one cited by prominent financial planner Roger Gibson in his excellent book "Asset Allocation: Balancing Financial Risk." In this model, assets are divided among four broad categories - domestic stocks, international stocks, fixed-income securities and hard assets - and rebalanced periodically to maintain the desired exposure.

Thank you for placing your trust in U.S. Global Investors. We take that trust very seriously, and we look forward to serving you in the years ahead.

Sincerely,

/s/ Frank Holmes

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Hang Seng Composite Index is a market capitalization-weighted index that comprises the top 200 companies listed on Stock Exchange of Hong Kong, based on average market cap for the 12 months. Diversification does not protect an investor from market risks and does not assure a profit. Foreign and emerging market investing involves special risks such as currency fluctuation and less

 U.S. GLOBAL INVESTORS FUNDS


public disclosure, as well as economic and political risk. By investing in a specific geographic region, a regional fund's returns and share price may be more volatile than those of a less concentrated portfolio. Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in gold or gold stocks. Because the Global Resources Fund concentrates its investments in a specific industry, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. Tax-exempt income is federal income tax free. A portion of this income may be subject to state and local income taxes, and if applicable, may subject certain investors to the Alternative Minimum Tax as well. Bond funds are subject to interest-rate risk; their value declines as interest rates rise. All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor. The Eastern European Fund invests at least 25% of its total assets in companies involved in the oil, gas or banking industries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund (USTXX) seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund (UGSXX) seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2008

   7-Day Yield                                              0.01%
   --------------------------------------------------------------
   7-Day Effective Yield                                    0.01%
   --------------------------------------------------------------
   Weighted Average Days to Maturity                          54

 U.S. GOVERNMENT SECURITIES SAVINGS FUND     As of December 31, 2008

   7-Day Yield                                              0.78%
   --------------------------------------------------------------
   7-Day Effective Yield                                    0.78%
   --------------------------------------------------------------
   Weighted Average Days to Maturity                          44

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.00% for the U.S. Treasury Securities Cash Fund and 0.45% for the U.S. Government Securities Savings Fund on an annualized basis through September 30, 2009. These contractual limitations, however, may be revised at any time by the funds' Board of Trustees. In addition, the yields reported above for the U.S. Treasury Securities Cash Fund include the effects of the Adviser's voluntary waiver of fees and/or reimbursement of expenses to maintain a minimum net yield for the fund. The Adviser can modify or terminate this arrangement at any time.

PERFORMANCE COMMENTARY

The U.S. Government Securities Savings Fund outperformed the Lipper government-only money market funds for the six months ended December 31, 2008, returning 0.67 percent versus 0.60 percent for the peer group. The U.S. Treasury Securities Cash Fund underperformed the Lipper treasury money market funds for the six months ended December 31, 2008, returning 0.23 percent versus 0.33 percent for the peer group.

 MONEY MARKET FUNDS


THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUNDS

September was extremely volatile as the deterioration in the U.S. and global economies accelerated rapidly. During the third calendar quarter of 2008, the financial crisis essentially froze the global financial system. The extreme volatility continued into the fourth quarter. Economists determined in retrospect that the U.S. economy officially fell into recession in December 2007, and it will likely be the deepest recession in decades. Most economic indicators are at multi-decade lows, among them housing starts, consumer confidence, manufacturing indicators and unemployment. The economy lost jobs every month this year, raising the unemployment rate to 7.2 percent, the highest level in 15 years. The economy lost 2.6 million jobs during 2008, the worst year in absolute terms since 1945. Housing prices nationally fell 18 percent year over year, and in many places around the country the decline in value was even greater. Inflation declined sharply after the collapse of global demand, and energy prices ended the year at just a fraction of their level just six months earlier. A number of prominent financial firms filed for bankruptcy or survived only with the help of government intervention. In early October, the Federal Reserve, European Central Bank and other central banks around the world simultaneously cut interest rates to try to stem the credit crisis. The Fed continued to cut interest rates during the quarter, ultimately driving rates to virtually zero. Central banks around the globe followed the Fed's lead by aggressively cutting interest rates to stimulate their economies. As a result, yields collapsed across the money market spectrum. The yield on the three-month Treasury bill fell 165 basis points to 0.08 percent, while yields on the six-month T-Bills fell 189 basis points to 0.26 percent. Yields on longer-term money market instruments, such as 1-year agency bonds, fell 195 basis points to 0.85 percent.

INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund averaged a weighted average maturity of 47 days over the six-month period. The fund took advantage of higher yields by selectively extending its ladder. The U.S. Treasury Securities Cash Fund followed a similar approach - its weighted average maturity was 23 days over the period. The market dynamics for Treasuries changed as a tremendous amount of money flowed into the safest and most liquid securities, pushing yields to very low levels relative to other money market alternatives. The U.S. Treasury Securities Cash Fund took advantage of relatively

 MONEY MARKET FUNDS


high repurchase rates, which kept the weighted average maturity lower than the U.S. Government Securities Savings Fund.

CURRENT OUTLOOK

The Federal Reserve went to extraordinary measures during the past six months, cutting interest rates essentially to zero, buying assets directly in the market and providing other liquidity backstops. The U.S. government also took steps to ensure that the economy did not slide from recession into depression. The combined efforts of policy makers in the U.S. and abroad increased the odds of a recovery in 2009, but that is likely some months away. The economic stimulus efforts have pushed yields in the government money markets down to very low absolute levels, where they will likely remain for at least the next six months.

 TAX FREE FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Near-Term Tax Free Fund (NEARX) and Tax Free Fund (USUTX) seek to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE GRAPHS

 NEAR-TERM TAX FREE FUND

                  [Near-Term Tax Free Fund Graph]

                                         Barclays Capital
                         Near-Term       3-Year Municipal
            Date       Tax Free Fund        Bond Index
            ----       -------------        ----------

          12/31/98      $ 10,000.00        $ 10,000.00
          01/29/99        10,087.85          10,090.53
          02/26/99        10,063.47          10,101.70
          03/31/99        10,071.94          10,110.52
          04/30/99        10,104.03          10,141.68
          05/28/99        10,075.62          10,126.98
          06/30/99         9,977.81          10,066.43
          07/30/99        10,025.46          10,116.40
          08/31/99         9,994.85          10,128.75
          09/30/99        10,022.69          10,166.96
          10/29/99        10,004.40          10,168.14
          11/30/99        10,060.41          10,212.82
          12/31/99        10,040.06          10,196.35
          01/31/00        10,027.41          10,214.58
          02/29/00        10,060.61          10,246.91
          03/31/00        10,144.85          10,299.82
          04/28/00        10,118.31          10,301.00
          05/31/00        10,107.46          10,311.58
          06/30/00        10,242.10          10,442.09
          07/31/00        10,336.47          10,526.72
          08/31/00        10,427.18          10,606.25
          09/29/00        10,422.17          10,609.31
          10/31/00        10,489.45          10,669.47
          11/30/00        10,535.80          10,712.29
          12/31/00        10,691.51          10,831.59
          01/31/01        10,803.09          10,995.99
          02/28/01        10,826.51          11,039.00
          03/30/01        10,896.98          11,116.60
          04/30/01        10,850.85          11,100.36
          05/31/01        10,939.30          11,201.47
          06/30/01        10,980.58          11,251.35
          07/31/01        11,078.90          11,343.59
          08/31/01        11,197.27          11,460.05
          09/30/01        11,228.52          11,518.52
          10/31/01        11,307.90          11,593.44
          11/30/01        11,234.54          11,556.42
          12/31/01        11,185.15          11,545.39
          01/31/02        11,334.85          11,692.02
          02/28/02        11,430.01          11,779.71
          03/31/02        11,257.18          11,604.19
          04/30/02        11,455.08          11,774.77
          05/31/02        11,509.53          11,843.06
          06/30/02        11,600.54          11,944.91
          07/31/02        11,698.19          12,038.08
          08/31/02        11,804.73          12,115.13
          09/30/02        11,961.20          12,210.84
          10/31/02        11,850.88          12,143.68
          11/30/02        11,821.61          12,147.32
          12/31/02        11,990.02          12,322.24
          01/31/03        12,008.54          12,361.67
          02/28/03        12,118.80          12,440.79
          03/31/03        12,116.61          12,425.86
          04/30/03        12,164.86          12,459.41
          05/31/03        12,334.09          12,555.35
          06/30/03        12,293.34          12,535.26
          07/31/03        12,053.88          12,422.44
          08/31/03        12,136.81          12,485.80
          09/30/03        12,366.25          12,673.08
          10/31/03        12,307.36          12,613.52
          11/30/03        12,344.12          12,626.13
          12/31/03        12,386.53          12,652.65
          01/31/04        12,435.76          12,696.93
          02/29/04        12,550.14          12,804.86
          03/31/04        12,514.19          12,770.28
          04/30/04        12,349.73          12,641.30
          05/31/04        12,297.81          12,592.00
          06/30/04        12,318.17          12,614.67
          07/31/04        12,403.24          12,706.75
          08/31/04        12,533.98          12,840.17
          09/30/04        12,561.33          12,854.30
          10/31/04        12,589.88          12,890.29
          11/30/04        12,538.37          12,828.42
          12/31/04        12,603.76          12,878.45
          01/31/05        12,621.01          12,861.71
          02/28/05        12,592.19          12,823.12
          03/31/05        12,505.55          12,780.81
          04/30/05        12,592.40          12,845.99
          05/31/05        12,627.21          12,869.11
          06/30/05        12,656.31          12,934.74
          07/31/05        12,627.15          12,904.99
          08/31/05        12,662.22          12,947.58
          09/30/05        12,691.53          12,954.05
          10/31/05        12,662.15          12,934.62
          11/30/05        12,697.49          12,946.26
          12/31/05        12,727.02          12,991.57
          01/31/06        12,703.34          13,020.16
          02/28/06        12,738.96          13,030.57
          03/31/06        12,715.15          13,007.12
          04/30/06        12,739.02          13,029.23
          05/31/06        12,780.89          13,074.83
          06/30/06        12,750.89          13,051.30
          07/31/06        12,847.12          13,140.05
          08/31/06        12,943.63          13,243.85
          09/30/06        13,040.40          13,304.77
          10/31/06        13,082.86          13,344.69
          11/30/06        13,119.37          13,391.39
          12/31/06        13,094.96          13,388.72
          01/31/07        13,070.48          13,388.72
          02/28/07        13,230.03          13,479.76
          03/31/07        13,211.57          13,518.85
          04/30/07        13,248.61          13,545.89
          05/31/07        13,223.85          13,544.53
          06/30/07        13,199.01          13,555.37
          07/31/07        13,298.63          13,642.12
          08/31/07        13,404.77          13,718.52
          09/30/07        13,504.99          13,813.18
          10/31/07        13,548.96          13,879.48
          11/30/07        13,649.79          13,986.35
          12/31/07        13,687.70          14,057.68
          01/31/08        13,915.83          14,358.52
          02/28/08        13,636.25          14,167.55
          03/31/08        13,865.64          14,372.98
          04/30/08        13,840.08          14,357.17
          05/31/08        13,872.12          14,407.42
          06/30/08        13,782.21          14,312.33
          07/31/08        13,885.25          14,486.94
          08/31/08        14,046.71          14,623.12
          09/30/08        13,826.62          14,447.64
          10/31/08        13,800.66          14,472.20
          11/30/08        13,898.30          14,700.86
          12/31/08        14,133.20          14,836.11

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2008
                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         2.55%     3.25%      2.67%     3.52%
  ----------------------------------------------------------------------
  Barclays Capital 3-Year
    Municipal Bond Index          3.66%     5.53%      3.23%     4.02%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Barclays Capital (formerly Lehman Brothers) 3-Year Municipal Bond
  Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 0.45% through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

 TAX FREE FUNDS


 TAX FREE FUND

                       [Tax Free Fund Graph]

                                          Barclays Capital
                                         10-Year Municipal
         Date        Tax Free Fund          Bond Index
         ----        -------------          ----------

       12/31/98       $ 10,000.00          $ 10,000.00
       01/29/99         10,117.17            10,153.13
       02/26/99         10,050.21            10,062.03
       03/31/99         10,067.41            10,056.83
       04/30/99         10,095.38            10,083.72
       05/28/99         10,006.23            10,013.01
       06/30/99          9,810.74             9,826.91
       07/30/99          9,830.69             9,892.85
       08/31/99          9,704.68             9,856.41
       09/30/99          9,701.33             9,889.60
       10/29/99          9,544.83             9,819.76
       11/30/99          9,661.39             9,927.12
       12/31/99          9,557.06             9,875.50
       01/31/00          9,460.47             9,835.16
       02/29/00          9,593.53             9,912.37
       03/31/00          9,848.67            10,105.20
       04/28/00          9,771.64            10,054.44
       05/31/00          9,690.86             9,994.79
       06/30/00          9,964.76            10,266.35
       07/31/00         10,107.49            10,408.78
       08/31/00         10,263.05            10,569.75
       09/29/00         10,186.28            10,521.36
       10/31/00         10,317.37            10,629.00
       11/30/00         10,400.98            10,686.28
       12/31/00         10,679.53            10,938.10
       01/31/01         10,777.18            11,079.30
       02/28/01         10,795.18            11,097.89
       03/30/01         10,889.95            11,192.52
       04/30/01         10,748.62            11,053.85
       05/31/01         10,859.56            11,174.18
       06/30/01         10,942.60            11,240.63
       07/31/01         11,100.10            11,395.53
       08/31/01         11,286.63            11,588.67
       09/30/01         11,236.84            11,573.49
       10/31/01         11,370.94            11,716.35
       11/30/01         11,231.71            11,564.69
       12/31/01         11,086.42            11,443.44
       01/31/02         11,285.53            11,659.72
       02/28/02         11,431.87            11,826.46
       03/31/02         11,179.71            11,582.83
       04/30/02         11,429.94            11,851.55
       05/31/02         11,488.70            11,907.26
       06/30/02         11,618.99            12,054.91
       07/31/02         11,757.31            12,215.24
       08/31/02         11,878.91            12,374.03
       09/30/02         12,118.98            12,669.77
       10/31/02         11,919.57            12,439.18
       11/30/02         11,849.00            12,337.18
       12/31/02         12,084.62            12,607.37
       01/31/03         12,045.70            12,540.55
       02/28/03         12,199.68            12,757.50
       03/31/03         12,186.98            12,763.88
       04/30/03         12,267.32            12,858.33
       05/31/03         12,555.09            13,226.08
       06/30/03         12,489.12            13,162.59
       07/31/03         12,001.40            12,609.77
       08/31/03         12,103.39            12,718.21
       09/30/03         12,436.01            13,146.81
       10/31/03         12,361.34            13,046.90
       11/30/03         12,451.20            13,187.80
       12/31/03         12,530.27            13,327.59
       01/31/04         12,604.57            13,383.57
       02/29/04         12,785.78            13,619.12
       03/31/04         12,723.22            13,541.49
       04/30/04         12,422.60            13,167.75
       05/31/04         12,385.05            13,175.65
       06/30/04         12,333.14            13,219.13
       07/31/04         12,445.45            13,400.23
       08/31/04         12,622.51            13,693.69
       09/30/04         12,674.85            13,766.27
       10/31/04         12,761.27            13,876.40
       11/30/04         12,655.01            13,719.60
       12/31/04         12,797.81            13,881.49
       01/31/05         12,887.07            13,999.48
       02/28/05         12,822.53            13,911.28
       03/31/05         12,742.13            13,788.87
       04/30/05         12,916.07            14,056.37
       05/31/05         12,991.74            14,150.55
       06/30/05         13,045.52            14,232.62
       07/31/05         12,997.91            14,111.64
       08/31/05         13,114.63            14,283.81
       09/30/05         13,037.98            14,155.25
       10/31/05         12,973.91            14,047.67
       11/30/05         13,034.98            14,134.77
       12/31/05         13,153.38            14,263.39
       01/31/06         13,186.86            14,309.04
       02/28/06         13,289.80            14,393.46
       03/31/06         13,208.23            14,245.21
       04/30/06         13,210.42            14,219.57
       05/31/06         13,257.52            14,316.26
       06/30/06         13,215.74            14,251.84
       07/31/06         13,363.57            14,441.38
       08/31/06         13,542.93            14,688.33
       09/30/06         13,619.59            14,795.56
       10/31/06         13,690.92            14,884.33
       11/30/06         13,780.40            15,001.92
       12/31/06         13,746.73            14,931.41
       01/31/07         13,707.33            14,864.22
       02/28/07         13,873.44            15,073.80
       03/31/07         13,845.11            15,043.65
       04/30/07         13,878.10            15,091.79
       05/31/07         13,823.32            15,013.32
       06/30/07         13,763.76            14,932.24
       07/31/07         13,856.82            15,066.63
       08/31/07         13,833.77            15,104.30
       09/30/07         14,038.50            15,306.70
       10/31/07         14,077.95            15,360.27
       11/30/07         14,157.13            15,530.77
       12/31/07         14,205.02            15,574.26
       01/31/08         14,414.81            15,890.41
       02/28/08         13,869.26            15,230.96
       03/31/08         14,224.25            15,622.40
       04/30/08         14,350.87            15,714.57
       05/31/08         14,407.84            15,793.14
       06/30/08         14,250.67            15,628.89
       07/31/08         14,331.89            15,749.24
       08/31/08         14,481.68            15,969.73
       09/30/08         13,962.51            15,390.03
       10/31/08         13,966.12            15,262.29
       11/30/08         13,997.59            15,463.75
       12/31/08         14,281.67            15,808.59

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2008
                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   0.22%     0.54%      2.65%     3.63%
  ----------------------------------------------------------------------
  Barclays Capital 10-Year
    Municipal Bond Index          1.15%     1.52%      3.47%     4.68%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Barclays Capital (fomerly Lehman Brothers) 10-Year Municipal Bond
  Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of 8 to 12 years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 0.70% through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

PERFORMANCE COMMENTARY

Over the six-month period ended December 31, 2008, the Near-Term Tax Free Fund posted a 2.55 percent return, while the Tax Free Fund returned 0.22 percent. The Near-Term Tax Free Fund trailed the performance of its benchmark, the Barclays Capital 3-Year Municipal Bond Index, which returned 3.66 percent. The Tax Free Fund trailed the performance of its benchmark, the Barclays Capital 10-Year Municipal Bond Index, which

 TAX FREE FUNDS


returned 1.15 percent. The performance difference for the funds was primarily driven by fund maturity preferences, as the funds maintained exposure across a wide range of maturities versus the bullet structure of each index.

Both funds significantly outperformed their respective Lipper peer groups for the six-month period. The Lipper Short-Intermediate Municipal Debt Fund peer group averaged a return of 0.04 percent and the Lipper General Municipal Debt Fund peer group averaged a return of -8.48 percent. Both funds benefited from a conservative credit profile, which was the primary driver for peer group outperformance. As the subprime debt market imploded, liquidity dried up and credit spreads widened. This primarily affected higher-yielding securities and longer-dated securities.

THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUNDS

The third quarter of 2008 was extremely volatile, with the Barclays Capital Municipal Bond Index(1) falling 3.21 percent during that period. September was a particularly treacherous month for the financial markets, and municipals were not immune. The municipal bond index suffered its largest monthly decline (4.69 percent) in more than 20 years. Many of the same factors generally affecting the financial markets came to bear on the municipal market, most notably an extreme lack of liquidity as a result of constrained brokerage firm balance sheets, brokerage consolidation, turmoil at insurance firms and other traditional municipal buyers and arbitrage players exiting the market. The long end of the municipal yield curve (maturities 20 years and longer) suffered the most, with third quarter losses of 6.5 percent to 8 percent. The short end of the municipal curve outperformed, as 1- to 5-year bonds generated positive total returns.

The fourth quarter saw some improvement for high-quality municipals, but long-term and lower-quality bonds continued to suffer. The Barclays Capital Municipal Bond Index rose 0.74 percent during the fourth quarter, but this masked the underlying volatility in certain segments of the market, particularly the high-yield sector, which declined by more than 21 percent. The Barclays Capital Municipal Bond Index fell 2.47 percent during 2008, its worst decline since 1994. The index fell 2.49 percent in the second half of the year.

Virtually all of the factors that impacted municipals in the third quarter continued into the fourth quarter. The long end of the municipal yield curve suffered the bulk of the underperformance, with quarterly losses of more than 5 percent for maturities 22 years and longer. The short-intermediate portion of the municipal curve outperformed with gains approaching

 TAX FREE FUNDS


4 percent in the 5- to 7-year range. The municipal yield curve steepened significantly, as short-term yields fell by as much as 125 basis points, while 30-year bond yields rose by about 5 basis points.

For the six-month period, revenue-backed municipals underperformed general obligation bonds, falling more than 6 percent as credit spreads widened. Generally speaking, credit quality and total returns were highly correlated. High-quality securities outperformed, with performance worsening as one moved down the credit scale. Industrial development bonds fared the worst, driven by poor performance of tobacco-backed issuers. The Federal Reserve cut interest rates effectively to zero to combat the widening financial crisis. The Fed and other government policymakers in Washington pulled out all the stops to avert a financial and economic collapse.

INVESTMENT HIGHLIGHTS

STRENGTHS

* Both funds maintained a conservative credit profile, which significantly enhanced performance relative to their peer groups.

* Both funds were significantly overweight Texas municipals, which outperformed.

* Both funds avoided the hardest-hit sectors of the market, notably tobacco, housing and lower quality bonds.

WEAKNESSES

* Both funds maintained an overweight position relative to the benchmark in longer term securities, which generally underperformed.

* The funds did have some exposure to low-quality investment-grade bonds, which underperformed.

* The funds maintained significant exposure to hospital-backed municipals, which underperformed.

CURRENT OUTLOOK

OPPORTUNITIES

* Municipals are historically "cheap" compared to other fixed-income alternatives such as treasuries, agency bonds and corporate bonds.

* The extremely poor performance of high-yield-related securities offers opportunities at much more attractive prices.

 TAX FREE FUNDS


THREATS

* The slowing economy has taken a toll on municipal issuers. Tax receipts have fallen sharply and the potential for bankruptcies has increased.

* The Fed has taken interest rates to zero and is now employing "quantitative" easing measures (buying assets directly, in addition to direct equity injections into financial institutions) to prevent a systematic financial collapse. The threat involved in this approach is this is likely sowing the seeds of inflation, but it may be some time before inflation materializes.

(1)The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

 TAX FREE FUNDS


 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS                            December 31, 2008
 (BASED ON TOTAL MUNICIPAL BONDS)                        (UNAUDITED)

                             [Pie Chart]

BBB    4.3%
BB     0.4%
AAA   30.4%
AA    45.3%
A     19.6%




 TAX FREE FUND
 MUNICIPAL BOND RATINGS                            December 31, 2008
 (BASED ON TOTAL MUNICIPAL BONDS)                        (UNAUDITED)

                             [Pie Chart]

BBB    5.3%
BB     0.9%
AAA   39.7%
AA    28.7%
A     25.4%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund (GBTFX) is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE GRAPH

 ALL AMERICAN EQUITY FUND

           [All American Equity Fund Graph]

                   All American         S&P
        Date       Equity Fund       500 Index
        ----       -----------       ---------

      12/31/98     $ 10,000.00      $ 10,000.00
      01/29/99       10,355.92        10,418.01
      02/26/99       10,043.88        10,094.28
      03/31/99       10,302.05        10,498.03
      04/30/99       10,556.30        10,904.56
      05/28/99       10,382.72        10,647.43
      06/30/99       10,957.72        11,237.86
      07/30/99       10,588.22        10,887.30
      08/31/99       10,451.19        10,833.40
      09/30/99       10,132.10        10,536.78
      10/29/99       10,742.38        11,203.27
      11/30/99       10,899.24        11,431.00
      12/31/99       11,460.99        12,103.84
      01/31/00       10,888.68        11,495.79
      02/29/00       10,654.79        11,278.40
      03/31/00       11,590.88        12,381.04
      04/28/00       11,304.47        12,008.68
      05/31/00       10,980.70        11,762.92
      06/30/00       11,256.15        12,052.96
      07/31/00       10,954.69        11,864.69
      08/31/00       11,682.18        12,601.24
      09/29/00       10,812.68        11,936.15
      10/31/00       10,419.04        11,885.52
      11/30/00        9,252.01        10,949.15
      12/31/00        9,305.40        11,002.87
      01/31/01        9,384.93        11,393.00
      02/28/01        8,242.84        10,354.84
      03/30/01        7,658.11         9,699.22
      04/30/01        8,365.30        10,452.35
      05/31/01        8,317.52        10,522.47
      06/30/01        8,108.86        10,266.46
      07/31/01        7,923.99        10,165.36
      08/31/01        7,327.94         9,529.63
      09/30/01        7,003.14         8,760.15
      10/31/01        7,086.05         8,927.29
      11/30/01        7,513.39         9,611.90
      12/31/01        7,532.52         9,696.16
      01/31/02        7,277.40         9,554.74
      02/28/02        7,098.81         9,370.43
      03/31/02        7,424.09         9,722.85
      04/30/02        7,054.16         9,133.59
      05/31/02        7,548.47         9,066.30
      06/30/02        6,760.77         8,420.42
      07/31/02        5,867.84         7,764.09
      08/31/02        5,976.27         7,815.07
      09/30/02        5,450.07         6,965.72
      10/31/02        5,721.14         7,578.83
      11/30/02        5,743.47         8,024.91
      12/31/02        5,529.80         7,553.46
      01/31/03        5,456.45         7,355.59
      02/28/03        5,367.16         7,245.23
      03/31/03        5,446.89         7,315.57
      04/30/03        5,858.27         7,918.16
      05/31/03        6,119.77         8,335.35
      06/30/03        6,107.02         8,441.67
      07/31/03        6,256.90         8,590.52
      08/31/03        6,470.57         8,758.05
      09/30/03        6,381.28         8,665.04
      10/31/03        6,859.63         9,155.22
      11/30/03        7,105.19         9,235.77
      12/31/03        7,261.45         9,720.13
      01/31/04        7,283.77         9,898.54
      02/29/04        7,379.45        10,036.12
      03/31/04        7,325.23         9,884.72
      04/30/04        6,913.85         9,729.55
      05/31/04        6,999.95         9,863.06
      06/30/04        7,184.91        10,054.85
      07/31/04        6,776.72         9,722.07
      08/31/04        6,760.77         9,761.39
      09/30/04        6,971.25         9,867.12
      10/31/04        7,076.49        10,017.86
      11/30/04        7,503.82        10,423.20
      12/31/04        7,628.19        10,777.89
      01/31/05        7,446.42        10,515.18
      02/28/05        7,717.48        10,736.46
      03/31/05        7,589.92        10,546.34
      04/30/05        7,328.42        10,346.32
      05/31/05        7,625.00        10,675.53
      06/30/05        7,803.59        10,690.69
      07/31/05        8,106.55        11,088.25
      08/31/05        8,087.41        10,987.08
      09/30/05        8,431.83        11,076.07
      10/31/05        8,176.71        10,891.42
      11/30/05        8,524.31        11,303.35
      12/31/05        8,533.82        11,307.29
      01/31/06        9,332.44        11,606.68
      02/28/06        8,964.10        11,638.17
      03/31/06        9,417.19        11,783.04
      04/30/06        9,619.29        11,941.26
      05/31/06        9,039.07        11,597.58
      06/30/06        8,993.43        11,613.31
      07/31/06        8,876.09        11,684.95
      08/31/06        8,931.50        11,962.97
      09/30/06        8,833.71        12,271.26
      10/31/06        9,156.42        12,671.13
      11/30/06        9,632.33        12,912.08
      12/31/06        9,464.63        13,093.21
      01/31/07        9,603.87        13,291.22
      02/28/07        9,588.82        13,031.26
      03/31/07        9,769.46        13,177.01
      04/30/07       10,172.13        13,760.69
      05/31/07       10,623.72        14,240.87
      06/30/07       10,755.43        14,004.29
      07/31/07       10,555.98        13,570.08
      08/31/07       10,458.14        13,773.50
      09/30/07       11,474.22        14,288.61
      10/31/07       12,392.46        14,515.90
      11/30/07       11,575.83        13,909.04
      12/31/07       12,022.56        13,812.53
      01/31/08       10,781.01        12,984.03
      02/28/08       10,785.19        12,562.23
      03/31/08       10,496.75        12,507.99
      04/30/08       11,102.89        13,117.16
      05/31/08       11,621.25        13,287.07
      06/30/08       11,399.69        12,166.92
      07/31/08       10,718.30        12,064.64
      08/31/08       10,367.16        12,239.16
      09/30/08        8,996.02        11,148.56
      10/31/08        8,051.27         9,276.16
      11/30/08        7,102.34         8,610.55
      12/31/08        7,247.52         8,702.17

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2008
                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund      (36.42)%   (39.72)%   (0.04)%   (3.17)%
  ----------------------------------------------------------------------
  S&P 500 Index                 (28.48)%   (37.00)%   (2.19)%   (1.38)%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 1.75% through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 ALL AMERICAN EQUITY FUND


THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The federal funds rate was lowered three times in the last six months of 2008 and is now targeted between 0 and 0.25 percent, with the three cuts totaling between 175 and 200 basis points. The U.S. has officially been in recession since December 2007. Fourth-quarter 2008 GDP was a negative 3.8 percent on a quarter-over-quarter basis, and recent economic reports point towards negative growth in the first quarter of 2009. The unemployment picture weakened significantly with the unemployment rate rising from 5.6 percent in June to 7.2 percent in December, the highest rate in 15 years.

Despite lower inflation, the investment climate became more challenging. The Consumer Price Index (including food and energy) fell from 5.0 percent in June 2008 to 0.1 percent in December, while core CPI (excluding food and energy) declined from 2.4 percent to
1.8 percent.

Oil prices averaged $89 per barrel over the six-month period but finished at $45 - a decline of more than 67 percent in six months.

The yield on the 10-year U.S. Treasury note fell from 3.97 percent at the start of the time period to 2.21 percent at the end of December. This reflects the weakening of the U.S. economy over the time period.

Sector performance was all negative, with staples, healthcare and telecom declining the least. The largest declines were seen in materials, energy and financials.

INVESTMENT HIGHLIGHTS

OVERVIEW

The fund returned negative 36.42 percent for the six-month period ended December 31, 2008, compared to a negative 28.48 percent return for the S&P 500 Index.

Being overweight materials and energy and underweight financials hurt the fund, as dramatic sector rotation took place at the start of July. The outperformance only lasted for the first two months of the period. All of these gains and more were lost in the last four months. In addition, investors sought the safety of the staples and healthcare sectors, which were also underrepresented in the fund at the beginning of the period. In the second half of the time period, the fund benefited from a high cash

 ALL AMERICAN EQUITY FUND


position that was put to work at the end of the year to participate in a year-end rally.

For the most part, the fund was able to correct the issues that hurt it in the first half of the time period. The fund ended the year overweight healthcare and financials.

Our top-down analysis reviews global trends that include economic outlooks, the current political and legislative environment, government policy changes, socioeconomic trends, currency effects and other items. This is combined with a bottom-up analysis that emphasizes companies that we believe have prospects to generate long-term, sustainable growth in cash flow and relatively high returns on capital.

STRENGTHS

* Consumer staples was the best performing sector, and the fund benefited during the time period by owning Altria Group, Inc.,(1) Philip Morris International, Inc.(2) and General Mills, Inc.(1) During the uncertain times, the relative certainty of staples tends to be beneficial.

* Healthcare was the second-best performing sector on the back of strength in biotechnology and healthcare supplies. The fund benefited by being overweight this sector and biotech in particular. Positions in biotech stocks during the time period included Gilead Sciences, Inc.,(3) Celgene Corp.,(4) Sequenom, Inc.(5) and United Therapeutics Corp.(6)

WEAKNESSES

* The worst performing sectors were energy and materials. The fund was hurt by being overweight both of these sectors at the start of the time period. Positions that hurt the fund included Potash Corp. of Saskatchewan, Inc.,(1) The Mosaic Co.,(1) Monsanto Co.,(1) Nabors Industries, Ltd.(1) and Diamond Offshore Drilling, Inc.(1) Other money managers were unwinding their long positions in commodities and short positions in financial stocks, which drove down the energy and materials markets and, for a time, drove the market up for financials.

* Although the financial sector ended up as the third worst performing sector by the end of the time period, it was one of the best performing sectors in the first three months. The fund entered the time period more than 12 percent underweight financials, which hurt performance for the period. We were overweight in financials at the end of the period in expectations of a rally in early 2009.

 ALL AMERICAN EQUITY FUND


   SECTOR WEIGHTINGS--ALL AMERICAN EQUITY FUND AND S&P 500 INDEX
             (% OF INVESTMENTS AS OF DECEMBER 31, 2008)

                       ALL AMERICAN EQUITY    S&P 500      OVER
                              FUND             INDEX     (UNDER)
                            % WEIGHTS        % WEIGHTS   % WEIGHT
SECTORS                -------------------   ---------   --------
Financials                     24.4             13.3       11.1
Healthcare                     17.4             14.8        2.6
Technology                     13.8             15.3       (1.5)
Energy                         13.6             13.3        0.3
Consumer Discretion             7.0              8.4       (1.4)
Materials                       6.8              2.9        3.9
Utilities                       6.0              4.2        1.8
Industrials                     3.5             11.1       (7.6)
Consumer Staples                2.2             12.9      (10.7)
Telecommunications              1.6              3.8       (2.2)
Cash Equivalent                 3.7              0.0        3.7
                              -----            -----      -----
    TOTAL                     100.0            100.0        0.0
                              =====            =====      =====

From a fund construction viewpoint, at December 31, 2008, the fund was positioned to benefit from a weakening economy with rising inflation.

FUND METRICS

----------------------------------------------------------------------------
                                           RETURN    P/E TO
                                             ON      GROWTH      AVERAGE
                       REVENUE  EARNINGS   EQUITY -  RATIO -     MARKET
                       GROWTH    GROWTH      ROE       PEG   CAPITALIZATION
----------------------------------------------------------------------------
All American Equity                                               $23.5
  Fund                   27%      22%       19.1%     1.2X       Billion
----------------------------------------------------------------------------
                                                                  $15.8
S&P 500 Index            8%       -10%      20.6%     1.3X       Billion
----------------------------------------------------------------------------

As of December 31, 2008, the average revenue growth in the last 12 months for the stocks in the fund was 54 percent, compared to 8 percent for the stocks in the S&P 500 Index. The high relative growth also applied to earnings of the stocks in the fund, which on average grew 150 percent year-over-year over the last 12 months while the S&P 500 Index saw earnings growth of negative 14 percent. The fund's holdings also exhibited stronger return on equity, which demonstrated the quality of these companies. Despite higher growth rates, the price-to-projected-earnings-per-share growth rate (PEG ratio) was slightly lower than that of the S&P 500 Index.

 ALL AMERICAN EQUITY FUND


The fund is actively managed, and holding period is not generally a consideration in investment decisions. Its portfolio turnover is, and is expected to continue to be, over 100 percent.

CURRENT OUTLOOK

OPPORTUNITIES

* Given the massive sell-off in equities, 2009 may be a better year as far as relative performance.

* The unprecedented fiscal and monetary response to the current economic weakness could begin to have an impact by midyear.

* Stocks appear to be cheap on a historical basis, given the level of interest rates and assuming estimates are accurate.

THREATS

* Stocks historically rally on interest rate cuts. However, the U.S. has basically cut rates as low as they possibly can with a targeted fed funds rate between 0 and 0.25 percent.

* Trade could become an issue in light of record trade deficits and a more confrontational Congress.

(1)The fund did not hold this security as of December 31, 2008.

(2)This security comprised 2.14% of the total net assets of the fund as of December 31, 2008.

(3)This security comprised 2.84% of the total net assets of the fund as of December 31, 2008.

(4)This security comprised 1.36% of the total net assets of the fund as of December 31, 2008.

(5)This security comprised 0.98% of the total net assets of the fund as of December 31, 2008.

(6)This security comprised 0.58% of the total net assets of the fund as of December 31, 2008.

 ALL AMERICAN EQUITY FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   FIRST FINANCIAL BANKSHARES, INC.                         4.44%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   VORNADO REALTY TRUST                                     3.49%
     REAL ESTATE INVESTMENT TRUSTS
   ---------------------------------------------------------------
   HATTERAS FINANCIAL GROUP                                 3.42%
     REAL ESTATE INVESTMENT TRUSTS
   ---------------------------------------------------------------
   JOHNSON & JOHNSON                                        3.08%
     MEDICAL - PRODUCTS
   ---------------------------------------------------------------
   VMWARE, INC.                                             3.05%
     SOFTWARE TOOLS
   ---------------------------------------------------------------
   GILEAD SCIENCES, INC.                                    2.96%
     THERAPEUTICS
   ---------------------------------------------------------------
   LOWE'S COS., INC.                                        2.77%
     RETAIL
   ---------------------------------------------------------------
   UNITEDHEALTH GROUP, INC.                                 2.40%
     MEDICAL - HMO
   ---------------------------------------------------------------
   MCDONALD'S CORP.                                         2.40%
     RESTAURANTS
   ---------------------------------------------------------------
   OCWEN FINANCIAL CORP.                                    2.36%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  30.37%


 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         84.88%
   ---------------------------------------------------------------
     People's Republic of China                             4.17%
   ---------------------------------------------------------------
     Canada                                                 3.23%
   ---------------------------------------------------------------
     Hong Kong                                              2.86%
   ---------------------------------------------------------------
     Other Foreign                                          4.86%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and is not intended to conform to the "all American" definition in the prospectus.

 HOLMES GROWTH FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Holmes Growth Fund (ACBGX) focuses on companies with good growth prospects and strong positive earnings momentum. Our primary objective is long-term capital appreciation.

PERFORMANCE GRAPH

 HOLMES GROWTH FUND

                     [Holmes Growth Fund Graph]

                    Holmes Growth      S&P 500          S&P 1500
         Date            Fund           Index            Index
         ----       -------------      -------          --------

       12/31/98      $ 10,000.00     $ 10,000.00      $ 10,000.00
       01/29/99        10,715.75       10,418.01        10,335.91
       02/26/99         9,713.70       10,094.28         9,980.03
       03/31/99        10,582.82       10,498.03        10,363.21
       04/30/99        10,521.47       10,904.56        10,801.85
       05/28/99        10,429.45       10,647.43        10,582.95
       06/30/99        11,390.59       11,237.86        11,169.07
       07/30/99        11,226.99       10,887.30        10,836.06
       08/31/99        11,676.89       10,833.40        10,746.77
       09/30/99        11,891.62       10,536.78        10,459.65
       10/29/99        12,878.32       11,203.27        11,092.54
       11/30/99        14,340.49       11,431.00        11,348.81
       12/31/99        18,144.56       12,103.84        12,024.41
       01/31/00        18,427.34       11,495.79        11,445.04
       02/29/00        24,612.98       11,278.40        11,346.42
       03/31/00        23,369.96       12,381.04        12,395.01
       04/28/00        20,936.94       12,008.68        12,021.99
       05/31/00        18,309.52       11,762.92        11,778.95
       06/30/00        19,204.96       12,052.96        12,073.82
       07/31/00        17,496.54       11,864.69        11,906.35
       08/31/00        19,947.24       12,601.24        12,691.58
       09/29/00        18,445.01       11,936.15        12,068.83
       10/31/00        17,090.06       11,885.52        11,996.39
       11/30/00        14,806.99       10,949.15        11,045.75
       12/31/00        15,019.31       11,002.87        11,187.18
       01/31/01        14,594.68       11,393.00        11,573.75
       02/28/01        12,613.07       10,354.84        10,557.03
       03/30/01        11,504.32        9,699.22         9,883.81
       04/30/01        11,614.41       10,452.35        10,672.51
       05/31/01        11,543.64       10,522.47        10,760.73
       06/30/01        11,236.96       10,266.46        10,533.19
       07/31/01        10,883.10       10,165.36        10,423.34
       08/31/01        10,552.83        9,529.63         9,806.31
       09/30/01        10,096.75        8,760.15         8,964.96
       10/31/01        10,159.66        8,927.29         9,165.23
       11/30/01        10,474.20        9,611.90         9,863.19
       12/31/01        10,922.42        9,696.16         9,997.52
       01/31/02        10,961.74        9,554.74         9,866.26
       02/28/02        10,820.19        9,370.43         9,690.87
       03/31/02        11,221.23        9,722.85        10,093.09
       04/30/02        11,614.41        9,133.59         9,555.24
       05/31/02        11,417.82        9,066.30         9,465.79
       06/30/02        10,655.06        8,420.42         8,797.05
       07/31/02         9,333.99        7,764.09         8,078.27
       08/31/02         8,956.54        7,815.07         8,131.02
       09/30/02         8,870.04        6,965.72         7,278.56
       10/31/02         9,113.81        7,578.83         7,878.17
       11/30/02         9,790.07        8,024.91         8,339.25
       12/31/02         8,791.41        7,553.46         7,867.81
       01/31/03         8,964.40        7,355.59         7,658.08
       02/28/03         8,870.04        7,245.23         7,533.39
       03/31/03         8,469.00        7,315.57         7,604.81
       04/30/03         8,579.09        7,918.16         8,225.15
       05/31/03         9,019.45        8,335.35         8,684.76
       06/30/03         9,058.77        8,441.67         8,799.95
       07/31/03         9,318.26        8,590.52         8,978.18
       08/31/03         9,672.12        8,758.05         9,180.98
       09/30/03         9,593.49        8,665.04         9,073.95
       10/31/03        10,655.06        9,155.22         9,611.12
       11/30/03        10,773.01        9,235.77         9,727.00
       12/31/03        10,702.24        9,720.13        10,194.01
       01/31/04        11,008.92        9,898.54        10,387.90
       02/29/04        11,024.65       10,036.12        10,543.23
       03/31/04        11,040.37        9,884.72        10,412.36
       04/30/04        10,788.74        9,729.55        10,227.61
       05/31/04        10,969.60        9,863.06        10,374.39
       06/30/04        11,299.87       10,054.85        10,593.34
       07/31/04        10,710.10        9,722.07        10,221.50
       08/31/04        10,505.65        9,761.39        10,251.80
       09/30/04        11,087.55        9,867.12        10,394.82
       10/31/04        11,307.73       10,017.86        10,555.65
       11/30/04        12,141.26       10,423.20        11,018.01
       12/31/04        12,471.53       10,777.89        11,395.37
       01/31/05        12,125.54       10,515.18        11,117.58
       02/28/05        12,518.71       10,736.46        11,366.29
       03/31/05        12,172.72       10,546.34        11,168.41
       04/30/05        11,575.09       10,346.32        10,921.44
       05/31/05        12,133.40       10,675.53        11,308.85
       06/30/05        12,550.17       10,690.69        11,360.30
       07/31/05        13,265.75       11,088.25        11,808.47
       08/31/05        13,423.02       10,987.08        11,695.95
       09/30/05        13,769.01       11,076.07        11,790.61
       10/31/05        13,021.98       10,891.42        11,582.13
       11/30/05        13,517.38       11,303.35        12,036.02
       12/31/05        13,682.51       11,307.29        12,042.87
       01/31/06        14,909.22       11,606.68        12,423.45
       02/28/06        14,618.27       11,638.17        12,440.14
       03/31/06        15,223.76       11,783.04        12,628.09
       04/30/06        15,514.71       11,941.26        12,791.09
       05/31/06        14,689.04       11,597.58        12,397.57
       06/30/06        14,586.82       11,613.31        12,412.67
       07/31/06        14,059.96       11,684.95        12,432.34
       08/31/06        14,067.82       11,962.97        12,711.91
       09/30/06        13,965.60       12,271.26        13,011.27
       10/31/06        14,421.68       12,671.13        13,453.54
       11/30/06        14,814.86       12,912.08        13,730.17
       12/31/06        14,547.50       13,093.21        13,895.36
       01/31/07        15,058.63       13,291.22        14,130.84
       02/28/07        14,869.90       13,031.26        13,893.43
       03/31/07        15,160.85       13,177.01        14,056.51
       04/30/07        15,907.89       13,760.69        14,652.66
       05/31/07        16,875.10       14,240.87        15,188.12
       06/30/07        17,008.78       14,004.29        14,929.72
       07/31/07        16,812.19       13,570.08        14,442.64
       08/31/07        16,741.42       13,773.50        14,655.87
       09/30/07        18,416.35       14,288.61        15,178.10
       10/31/07        19,485.79       14,515.90        15,434.37
       11/30/07        18,243.35       13,909.04        14,760.01
       12/31/07        18,966.79       13,812.53        14,665.21
       01/31/08        17,000.92       12,984.03        13,789.86
       02/28/08        17,307.59       12,562.23        13,358.22
       03/31/08        16,599.88       12,507.99        13,298.13
       04/30/08        17,472.73       13,117.16        13,971.05
       05/31/08        18,400.62       13,287.07        14,212.82
       06/30/08        17,991.72       12,166.92        13,037.02
       07/31/08        16,222.43       12,064.64        12,930.27
       08/31/08        15,522.57       12,239.16        13,133.28
       09/30/08        13,430.88       11,148.56        11,956.25
       10/31/08        11,119.01        9,276.16         9,885.78
       11/30/08        10,002.39        8,610.55         9,144.71
       12/31/08        10,057.43        8,702.17         9,282.78

 AVERAGE ANNUAL PERFORMANCE                     For the Periods Ended
                                                    December 31, 2008
                             Two Month  One Year  Five Year  Ten Year
Holmes Growth Fund            (9.55)%   (46.97)%   (1.23)%    0.06%
---------------------------------------------------------------------
S&P 500 Index                 (6.19)%   (37.00)%   (2.19)%   (1.38)%
---------------------------------------------------------------------
S&P 1500 Index                (6.10)%   (36.70)%   (1.85)%   (0.74)%

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P 1500
Index is a broad-based capitalization-weighted index of 1500 U.S.
companies and is comprised of the S&P 400, S&P 500 and the S&P 600.
The returns for the indexes reflect no deduction for fees, expenses or taxes.

The Adviser has agreed to limit the fund's total operating expenses to 1.75% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 HOLMES GROWTH FUND


THE TWO-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The federal funds rate was lowered in mid-December to a target between 0 and 0.25 percent in an effort to energize the U.S.
economy, which has officially been in recession since December 2007. Economic reports point toward a continuation of the recession in the first quarter of 2009. The unemployment picture weakened significantly to 7.2 percent in December, the highest rate of unemployment in 15 years.

The Consumer Price Index (including food and energy) came in at 0.1 percent as of December 2008. Core CPI (excluding food and energy) was 1.8 percent. Oil prices averaged $50 per barrel over the last two months, and finished 2008 at $45. The price range for oil over the period was a high of $71 per barrel and a low of $34.

The yield on the 10-year U.S. Treasury note fell from 3.95 percent at the start of the time period to 2.21 percent, reflecting the weakening of the U.S. economy over the time period.

Sector performance was mixed, with telecom and utilities in positive territory and all other sectors declining. The largest declines were seen in energy, materials and consumer discretion.

INVESTMENT HIGHLIGHTS

OVERVIEW

The fund returned a negative 9.55 percent for the two-month time period, compared to a negative 6.10 percent return for the S&P 1500 Index, the fund's benchmark.

The fund benefited from its exposure to healthcare and education stocks. The fund's energy equities tended to be the biggest drags on performance.

Our top down analysis reviews global trends that include economic outlooks, political and legislative environment, government policy changes, socioeconomic trends, currency effects and other similar items. The bottom up analysis emphasizes companies that we believe have prospects to generate long-term, sustainable growth in cash flow and relatively high returns on capital.

STRENGTHS

* Although consumer discretion was the third worst performing sector, the fund's holdings in education stocks were positive contributors to performance. Both ITT Educational Services, Inc.(1) and Strayer Education, Inc.(2) worked out well for the fund.

 HOLMES GROWTH FUND


* The fund's healthcare picks, including Bristol-Myers Squibb
  Co.,(3) Humana, Inc.(4) and Emergent Biosolutions, Inc.(5), were positive contributors to performance.

WEAKNESSES

* The decline in oil prices was the biggest reason for energy being the worst performing sector. Holdings that detracted from performance included Peabody Energy Corp.,(6) Helmerich & Payne, Inc.(7) and Transocean, Inc.(8)

* The best performing sectors, telecom and utilities, were underrepresented in the fund. The fund had no utility exposure and was underweight the telecom sector.

      SECTOR WEIGHTINGS--HOLMES GROWTH FUND AND S&P 1500 INDEX
                   (AS OF DECEMBER 31, 2008 IN %)

                          HOLMES GROWTH   S&P 1500      OVER
                              FUND          INDEX      (UNDER)
                            % WEIGHTS     % WEIGHTS   % WEIGHT
SECTORS                   -------------   ---------   --------
Healthcare                     30.1          14.5      15.6
Financials                     17.2          14.1       3.1
Consumer Discretion            13.6           9.0       4.6
Energy                         10.3          12.5      (2.2)
Technology                      8.0          15.1      (7.1)
Industrials                     6.2          11.6      (5.4)
Materials                       4.5           3.3       1.2
Telecom                         2.9           3.5      (0.6)
Consumer Staples                2.8          11.9      (9.1)
Utilities                       0.0           4.5      (4.5)
Cash Equivalent                 4.4           0.0       4.4
                              -----         -----      ----
    TOTAL                     100.0         100.0       0.0
                              =====         =====      ====

From a fund construction viewpoint, at December 31, 2008, the fund is defensively positioned with a significant presence in healthcare.

FUND METRICS

--------------------------------------------------------------------------
                                           RETURN   P/E TO
                                             ON     GROWTH      AVERAGE
                       REVENUE  EARNINGS  EQUITY -  RATIO -     MARKET
                       GROWTH    GROWTH     ROE       PEG   CAPITALIZATION
--------------------------------------------------------------------------
Holmes Growth Fund       19%      56%      24.5%     1.0X   $28.2 Billion
--------------------------------------------------------------------------
S&P 1500 Index           9%       -12%     16.9%     1.3X   $5.5 Billion
--------------------------------------------------------------------------

 HOLMES GROWTH FUND


As of December 31, 2008, the average revenue growth for the stocks in the fund was 19 percent, compared to 9 percent for the stocks in the S&P 1500 Index. The high relative growth also applies to earnings of the stocks in the fund, which on average grew 56 percent year-over-year compared to a negative 12 percent for the S&P 1500 Index. The fund's holdings exhibited higher return on equity. Despite these higher growth rates, the price-to-projected-earnings-per-share growth rate (PEG ratio) is less than that of the S&P 1500 Index (1.0x for the fund compared to 1.3x for the index).

CURRENT OUTLOOK

OPPORTUNITIES

* Given the massive sell-off in equities, 2009 may be a better year as far as relative performance.

* The unprecedented fiscal and monetary response to the current economic weakness could begin to have an impact by midyear.

* Stocks appear to be cheap on a historical basis, given the level of interest rates and assuming estimates are accurate.

THREATS

* Stocks historically rally on interest rate cuts. However, the U.S. has basically cut rates as low as they possibly can with a targeted fed funds rate between 0 and 0.25 percent.

* Trade could become an issue, given record trade deficits and the possibility of a more confrontational Congress.

(1)This security comprised 3.51% of the total net assets of the fund as of December 31, 2008.

(2)This security comprised 3.30% of the total net assets of the fund as of December 31, 2008.

(3)This security comprised 3.04% of the total net assets of the fund as of December 31, 2008.

(4)This security comprised 2.30% of the total net assets of the fund as of December 31, 2008.

(5)This security comprised 1.61% of the total net assets of the fund as of December 31, 2008.

(6)This security comprised 1.05% of the total net assets of the fund as of December 31, 2008.

(7)This security comprised 1.68% of the total net assets of the fund as of December 31, 2008.

(8)The fund did not hold this security as of December 31, 2008.

 HOLMES GROWTH FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   ITT EDUCATIONAL SERVICES, INC.                           3.71%
     SCHOOLS
   ---------------------------------------------------------------
   BAXTER INTERNATIONAL, INC.                               3.66%
     MEDICAL PRODUCTS
   ---------------------------------------------------------------
   STRAYER EDUCATION, INC.                                  3.49%
     SCHOOLS
   ---------------------------------------------------------------
   BRISTOL-MYERS SQUIBB CO.                                 3.22%
     MEDICAL - PRODUCTS
   ---------------------------------------------------------------
   PETMED EXPRESS, INC.                                     3.16%
     RETAIL
   ---------------------------------------------------------------
   CUBIST PHARMACEUTICALS, INC.                             3.15%
     MEDICAL - BIOMEDICAL
   ---------------------------------------------------------------
   STIFEL FINANCIAL CORP.                                   2.99%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   EZCORP, INC.                                             2.97%
     RETAIL
   ---------------------------------------------------------------
   ILLUMINA, INC.                                           2.54%
     MEDICAL - BIOMEDICAL
   ---------------------------------------------------------------
   FIRST SOLAR, INC.                                        2.47%
     ENERGY
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  31.36%


 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         94.34%
   ---------------------------------------------------------------
     Canada                                                 4.21%
   ---------------------------------------------------------------
     Switzerland                                            1.45%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different. American Depositary (ADRs) and Global Depositary Receipts (GDRs) are included as United States investments in accordance with the prospectus.

 GLOBAL MEGATRENDS FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global MegaTrends Fund (MEGAX) focuses on companies that are well positioned to benefit from future investments in global infrastructure, both in the private and public sectors. The fund considers a broad range of investable opportunities, including publicly-traded infrastructure assets (such as airports and toll roads), select utilities, construction and engineering firms, telecom operators, select companies in the alternative energy space, and companies in the steel, cement and raw materials sectors.

PERFORMANCE GRAPH

 GLOBAL MEGATRENDS FUND

              [Global MegaTrends Fund Graph]

                    Global MegaTrends       S&P 500
         Date              Fund              Index
         ----       -----------------       -------

       12/31/98       $ 10,000.00        $ 10,000.00
       01/29/99         10,196.29          10,418.01
       02/26/99          9,823.37          10,094.28
       03/31/99         10,294.40          10,498.03
       04/30/99         10,628.06          10,904.56
       05/28/99         10,441.60          10,647.43
       06/30/99         10,843.95          11,237.86
       07/30/99         10,804.69          10,887.30
       08/31/99         10,853.78          10,833.40
       09/30/99         10,402.35          10,536.78
       10/29/99         10,559.38          11,203.27
       11/30/99         10,775.26          11,431.00
       12/31/99         11,723.69          12,103.84
       01/31/00         11,137.50          11,495.79
       02/29/00         11,235.19          11,278.40
       03/31/00         12,570.36          12,381.04
       04/28/00         12,526.94          12,008.68
       05/31/00         12,787.47          11,762.92
       06/30/00         12,288.13          12,052.96
       07/31/00         12,646.36          11,864.69
       08/31/00         13,634.20          12,601.24
       09/29/00         13,406.24          11,936.15
       10/31/00         13,427.93          11,885.52
       11/30/00         12,730.33          10,949.15
       12/31/00         13,682.70          11,002.87
       01/31/01         14,128.74          11,393.00
       02/28/01         13,610.38          10,354.84
       03/30/01         12,887.09           9,699.22
       04/30/01         14,056.42          10,452.35
       05/31/01         14,140.80          10,522.47
       06/30/01         13,525.99          10,266.46
       07/31/01         12,766.48          10,165.36
       08/31/01         11,585.08           9,529.63
       09/30/01         10,439.84           8,760.15
       10/31/01         11,090.82           8,927.29
       11/30/01         11,428.37           9,611.90
       12/31/01         11,946.73           9,696.16
       01/31/02         11,007.67           9,554.74
       02/28/02         10,616.39           9,370.43
       03/31/02         11,594.60           9,722.85
       04/30/02         11,229.38           9,133.59
       05/31/02         11,072.89           9,066.30
       06/30/02          9,859.94           8,420.42
       07/31/02          8,399.23           7,764.09
       08/31/02          8,868.76           7,815.07
       09/30/02          8,164.49           6,965.72
       10/31/02          8,633.96           7,578.83
       11/30/02          8,725.48           8,024.91
       12/31/02          8,345.05           7,553.46
       01/31/03          8,502.78           7,355.59
       02/28/03          8,502.78           7,245.23
       03/31/03          8,292.76           7,315.57
       04/30/03          8,738.91           7,918.16
       05/31/03          9,565.61           8,335.35
       06/30/03          9,749.27           8,441.67
       07/31/03          9,919.88           8,590.52
       08/31/03         10,510.11           8,758.05
       09/30/03         10,221.08           8,665.04
       10/31/03         10,824.13           9,155.22
       11/30/03         11,244.10           9,235.77
       12/31/03         12,033.44           9,720.13
       01/31/04         11,846.92           9,898.54
       02/29/04         12,272.23          10,036.12
       03/31/04         12,231.73           9,884.72
       04/30/04         11,859.46           9,729.55
       05/31/04         11,966.19           9,863.06
       06/30/04         12,192.35          10,054.85
       07/31/04         11,926.56           9,722.07
       08/31/04         11,952.80           9,761.39
       09/30/04         12,245.64           9,867.12
       10/31/04         12,232.17          10,017.86
       11/30/04         12,617.48          10,423.20
       12/31/04         13,003.58          10,777.89
       01/31/05         12,684.99          10,515.18
       02/28/05         13,097.25          10,736.46
       03/31/05         12,671.59          10,546.34
       04/30/05         12,485.32          10,346.32
       05/31/05         12,791.21          10,675.53
       06/30/05         13,084.13          10,690.69
       07/31/05         13,536.84          11,088.25
       08/31/05         13,829.24          10,987.08
       09/30/05         14,054.65          11,076.07
       10/31/05         13,695.64          10,891.42
       11/30/05         14,413.29          11,303.35
       12/31/05         14,549.14          11,307.29
       01/31/06         15,000.17          11,606.68
       02/28/06         14,535.16          11,638.17
       03/31/06         14,754.64          11,783.04
       04/30/06         14,946.45          11,941.26
       05/31/06         14,536.92          11,597.58
       06/30/06         14,536.92          11,613.31
       07/31/06         14,455.51          11,684.95
       08/31/06         14,633.32          11,962.97
       09/30/06         14,620.15          12,271.26
       10/31/06         15,139.16          12,671.13
       11/30/06         15,371.65          12,912.08
       12/31/06         15,284.07          13,093.21
       01/31/07         15,269.29          13,291.22
       02/28/07         14,914.54          13,031.26
       03/31/07         15,239.73          13,177.01
       04/30/07         16,052.71          13,760.69
       05/31/07         16,540.50          14,240.87
       06/30/07         16,540.50          14,004.29
       07/31/07         16,510.95          13,570.08
       08/31/07         16,777.02          13,773.50
       09/30/07         17,885.63          14,288.61
       10/31/07         18,846.43          14,515.90
       11/30/07         18,550.80          13,909.04
       12/31/07         19,034.07          13,812.53
       01/31/08         17,433.36          12,984.03
       02/28/08         17,750.33          12,562.23
       03/31/08         17,243.19          12,507.99
       04/30/08         18,447.68          13,117.16
       05/31/08         19,398.58          13,287.07
       06/30/08         18,479.36          12,166.92
       07/31/08         17,100.54          12,064.64
       08/31/08         16,514.15          12,239.16
       09/30/08         13,566.32          11,148.56
       10/31/08         10,460.01           9,276.16
       11/30/08          9,794.38           8,610.55
       12/31/08          9,964.26           8,702.17

 AVERAGE ANNUAL PERFORMANCE                      For the Periods Ended
                                                     December 31, 2008

                              Two Month  One Year  Five Year  Ten Year
Global MegaTrends Fund         (4.74)%   (47.65)%   (3.70)%   (0.04)%
----------------------------------------------------------------------
S&P 500 Index                  (6.19)%   (37.00)%   (2.19)%   (1.38)%
----------------------------------------------------------------------
S&P Global Infrastructure
  Index                         1.13%    (38.98)%    9.51%       n/a

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Global
Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastruc-ture universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy. The index commenced November 2001; it is not included in the graph as it had less than the full period of data. The returns for the indexes reflect no deduction for fees, expenses or taxes.

The Adviser has agreed to limit the fund's total operating expenses to 1.85% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 GLOBAL MEGATRENDS FUND


THE TWO-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The last two months of 2008 saw a continuation of the themes featured during the U.S. presidential election. Then President-elect Obama frequently mentioned during his campaign a need to increase domestic infrastructure spending and to broaden the nation's commitment to alternative energy. We believe this was one of the reasons Vestas Wind Systems A/S,(1) a wind turbine company, appreciated by over 40 percent in anticipation of investments in the space.

In Canada, where the government also remains committed to infrastructure spending, SNC-Lavalin Group, Inc.,(2) a diversified engineering firm, saw its price rise by 24 percent. However, the performance of the infrastructure-related companies was uneven. The heavy equipment manufacturer The Manitowoc Co., Inc.(3) saw its share price fall by 12 percent.

Volatility in Russia, which started in July 2008 with an investigation by the Russian government of alleged coal price-fixing by steel companies and was later exacerbated by the conflict between Russia and Georgia, affected Evraz Group S.A.,(4) one of the vertically integrated steel producers, which suffered a 44 percent depreciation in its share price.

INVESTMENT HIGHLIGHTS

OVERVIEW
The fund had a negative 4.74 percent return in the two-month period ended December 31, 2008, compared to a negative 6.19 percent return for the S&P 500 Index, the fund's benchmark, and a positive 1.13 percent return for the S&P Global Infrastructure Index.

STRENGTHS

* The fund benefited from select international holdings that saw significant price appreciation. China Communications Construction Co., Ltd.(5) is seen as one of the potential beneficiaries of the forthcoming infrastructure boom in China, while Hyflux Ltd.,(6) a water infrastructure play in Asia and the Middle East, posted record profit.

* In the U.S., Granite Construction, Inc.,(7) specializing in roads, bridges and tunnels construction, returned 24 percent as President-elect Obama reiterated his commitment to the infrastructure cause. FPL Group, Inc.,(8) another U.S. company and the fund's largest holding at year-end, also had a positive contribution to the fund's performance for the period.

 GLOBAL MEGATRENDS FUND


* The fund was significantly underweight financials and energy, both of which were among the worst performing groups of the S&P 500.

WEAKNESSES

* Many 'typical' infrastructure plays, including construction and engineering firms and telecom, exhibited weak performance in the last two months of 2008.

* Significantly overweighting in industrials, utilities and materials exacerbated weak performance.

* Political volatility in Russia and general weakness across emerging markets such as China and Brazil affected some of the fund's holdings.

    SECTOR WEIGHTINGS--GLOBAL MEGATRENDS FUND AND S&P 500 INDEX
             (% OF INVESTMENTS AS OF DECEMBER 31, 2008)

                       GLOBAL MEGATRENDS    S&P 500      OVER
                             FUND            INDEX     (UNDER)
                           % WEIGHTS       % WEIGHTS   % WEIGHT
SECTORS                -----------------   ---------   --------
Industrials                   42.2            11.1       31.1
Utilities                     23.4             4.2       19.2
Telecommunications            13.4             3.8        9.6
Materials                     10.5             2.9        7.6
Energy                         2.6            13.3      (10.7)
Financials                     2.5            13.3      (10.8)
Technology                     0.0            15.3      (15.3)
Healthcare                     0.0            14.8      (14.8)
Consumer Staples               0.0            12.9      (12.9)
Consumer Discretion            0.0             8.4       (8.4)
Cash Equivalent                5.4             0.0        5.4
                             -----           -----      -----
    TOTAL                    100.0           100.0        0.0
                             =====           =====      =====

CURRENT OUTLOOK

We believe that infrastructure-related issues will be prominent for many years to come due to a growth in population and urbanization that will necessitate improvements to the existing global infrastructure. Underinvestment in infrastructure assets in the past 20 to 30 years has resulted in a significant deterioration of the existing stock.

We are encouraged by the awareness of political leaders around the world that investments in infrastructure are needed to sustain economic growth and competitiveness. President Obama supports a significant increase in

 GLOBAL MEGATRENDS FUND


infrastructure spending that, by some estimates, could total hundreds of billions of dollars.

In addition, growing recognition of the need for alternative energy sources will continue despite a recent decline in crude oil prices. The U.S. Senate overwhelmingly approved tax credits for solar and wind power in late 2008, and this will likely support continued investment in this sector.

OPPORTUNITIES

* Market volatility allowed the fund to buy shares in some companies in the infrastructure space that recently saw a price correction after a stellar performance last year.

* Although the lower price of oil may change relative attractiveness of wind and solar, we believe that investments in alternative energy sources will gain traction due to a growing need for additional power globally.

* The privatization of Chicago Midway Airport in October 2008 illustrates interest in quality infrastructure assets.

THREATS

* While many countries remain committed to improving their infrastructure, it remains to be seen how tighter credit conditions and the issue of property rights impact some of the projects.

* Investors began to move to more defensive sectors at the beginning of 2008 in expectation of weaker economic activity.

* Government support/subsidies are still required for a sustainable development of alternative energy and these can vary with changes in a political climate.

(1)This security comprised 1.36% of the fund's total net assets as of December 31, 2008.

(2)This security comprised 1.48% of the fund's total net assets as of December 31, 2008.

(3)This security comprised 1.18% of the fund's total net assets as of December 31, 2008.

(4)This security comprised 0.27% of the fund's total net assets as of December 31, 2008.

(5)This security comprised 1.47% of the fund's total net assets as of December 31, 2008.

(6)This security comprised 1.72% of the fund's total net assets as of December 31, 2008.

(7)This security comprised 1.00% of the fund's total net assets as of December 31, 2008.

(8)This security comprised 5.02% of the fund's total net assets as of December 31, 2008.

 GLOBAL MEGATRENDS FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   FPL GROUP, INC.                                          5.03%
     ELECTRIC UTILITIES
   ---------------------------------------------------------------
   CHINA MOBILE LTD.                                        4.84%
     WIRELESS TELECOMMUNICATIONS
   ---------------------------------------------------------------
   BURLINGTON NORTHERN SANTA FE CORP.                       4.47%
     TRANSPORTATION
   ---------------------------------------------------------------
   GRUPO AEROPORTUARIO DEL SURESTE S.A.B. DE C.V.           3.73%
     AIRPORTS
   ---------------------------------------------------------------
   EXELON CORP.                                             3.53%
     ELECTRIC UTILITIES
   ---------------------------------------------------------------
   AT&T, INC.                                               3.23%
     TELECOMMUNICATIONS
   ---------------------------------------------------------------
   FIRST SOLAR, INC.                                        3.13%
     ENERGY
   ---------------------------------------------------------------
   FIRSTENERGY CORP.                                        2.87%
     ELECTRIC GENERATION
   ---------------------------------------------------------------
   STANTEC, INC.                                            2.80%
     COMMERCIAL SERVICES
   ---------------------------------------------------------------
   FLUOR CORP.                                              2.65%
     ENGINEERING/RESEARCH & DEVELOPMENT
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  36.28%


 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         52.97%
   ---------------------------------------------------------------
     Brazil                                                10.84%
   ---------------------------------------------------------------
     Canada                                                 8.32%
   ---------------------------------------------------------------
     Hong Kong                                              7.13%
   ---------------------------------------------------------------
     Mexico                                                 5.98%
   ---------------------------------------------------------------
     People's Republic of China                             5.75%
   ---------------------------------------------------------------
     Turkey                                                 1.99%
   ---------------------------------------------------------------
     Singapore                                              1.72%
   ---------------------------------------------------------------
     Other Foreign                                          5.30%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different. Investments in companies that are economically tied to foreign countries were 51% of total assets at December 31, 2008.

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund (PSPFX) is a diversified natural resources fund with the principal objective of achieving long-term growth of capital while providing protection against inflation and monetary instability. The fund invests globally in companies involved in the exploration, production, transportation and processing of petroleum, natural gas, industrial commodities, metals, minerals and forestry.

PERFORMANCE GRAPH

 GLOBAL RESOURCES FUND

                    [Global Resources Fund Graph]

                                               Morgan Stanley
                Global           S&P 500      Commodity Related   S&P Energy &
  Date       Resources Fund       Index        Equity Index     Materials Index
  ----       --------------       -----        ------------     ---------------

12/31/98      $ 10,000.00      $ 10,000.00      $ 10,000.00       $ 10,000.00
01/29/99         9,505.81        10,418.01         9,515.75          9,419.80
02/26/99         9,418.60        10,094.28         9,525.90          9,417.49
03/31/99        10,348.84        10,498.03        10,299.64         10,454.89
04/30/99        12,063.95        10,904.56        12,233.64         12,273.67
05/28/99        11,482.56        10,647.43        11,375.49         11,794.15
06/30/99        11,656.98        11,237.86        12,170.75         12,049.25
07/30/99        11,686.05        10,887.30        11,878.81         12,098.63
08/31/99        11,540.70        10,833.40        12,174.84         12,104.22
09/30/99        11,133.72        10,536.78        12,304.78         11,657.00
10/29/99        10,901.16        11,203.27        11,856.12         11,616.91
11/30/99        10,930.23        11,431.00        11,734.11         11,721.76
12/31/99        11,453.49        12,103.84        12,360.89         12,125.50
01/31/00        11,075.58        11,495.79        11,359.56         11,557.78
02/29/00        10,465.12        11,278.40        10,644.34         10,755.60
03/31/00        11,598.84        12,381.04        11,940.70         11,866.22
04/28/00        11,424.42        12,008.68        11,955.04         11,641.25
05/31/00        12,005.81        11,762.92        12,825.18         12,351.19
06/30/00        11,279.07        12,052.96        11,749.04         11,563.70
07/31/00        11,075.58        11,864.69        11,434.82         11,400.97
08/31/00        12,296.51        12,601.24        12,314.14         12,078.15
09/29/00        12,267.44        11,936.15        11,833.35         11,992.83
10/31/00        11,802.33        11,885.52        12,177.85         12,170.21
11/30/00        11,220.93        10,949.15        12,505.66         11,845.50
12/31/00        12,674.42        11,002.87        14,553.14         12,849.52
01/31/01        12,267.44        11,393.00        13,746.97         12,480.46
02/28/01        12,063.95        10,354.84        13,798.32         12,366.42
03/30/01        11,889.53         9,699.22        12,952.66         12,069.46
04/30/01        12,965.12        10,452.35        14,325.05         13,311.72
05/31/01        12,819.77        10,522.47        14,740.64         13,536.38
06/30/01        11,656.98        10,266.46        14,047.88         12,726.37
07/31/01        11,191.86        10,165.36        14,464.17         12,585.45
08/31/01        10,784.88         9,529.63        14,369.58         12,260.68
09/30/01        10,087.21         8,760.15        13,076.95         11,272.72
10/31/01        10,755.81         8,927.29        13,637.19         11,607.69
11/30/01        10,843.02         9,611.90        14,235.17         11,715.47
12/31/01        10,959.30         9,696.16        14,579.93         12,070.11
01/31/02        10,988.37         9,554.74        15,001.19         11,978.95
02/28/02        11,598.84         9,370.43        15,480.69         12,538.23
03/31/02        12,674.42         9,722.85        16,221.95         13,253.47
04/30/02        13,459.30         9,133.59        15,956.47         12,590.88
05/31/02        16,191.86         9,066.30        16,603.85         12,844.61
06/30/02        14,331.40         8,420.42        16,032.14         12,744.03
07/31/02        11,133.72         7,764.09        13,773.85         11,181.52
08/31/02        11,686.05         7,815.07        14,078.89         11,175.12
09/30/02        11,453.49         6,965.72        13,139.90         10,071.14
10/31/02        10,697.67         7,578.83        13,349.99         10,431.42
11/30/02        11,104.65         8,024.91        14,140.04         11,079.76
12/31/02        12,908.42         7,553.46        14,036.95         10,942.22
01/31/03        13,650.28         7,355.59        13,806.50         10,582.34
02/28/03        13,917.35         7,245.23        13,642.24         10,656.16
03/31/03        13,442.56         7,315.57        13,097.77         10,751.84
04/30/03        13,412.89         7,918.16        13,670.71         11,021.46
05/31/03        14,985.64         8,335.35        15,041.24         11,791.18
06/30/03        15,252.71         8,441.67        15,508.78         11,737.21
07/31/03        15,994.57         8,590.52        15,630.46         11,815.02
08/31/03        18,012.44         8,758.05        16,732.91         12,440.52
09/30/03        18,962.02         8,665.04        16,659.79         12,057.71
10/31/03        22,107.52         9,155.22        17,963.85         12,463.97
11/30/03        23,858.32         9,235.77        18,501.76         12,584.44
12/31/03        25,760.16         9,720.13        20,580.10         14,189.71
01/31/04        25,217.84         9,898.54        20,171.01         14,112.33
02/29/04        26,543.51        10,036.12        21,613.31         14,775.85
03/31/04        27,236.47         9,884.72        21,918.67         14,626.42
04/30/04        24,585.13         9,729.55        20,616.00         14,586.41
05/31/04        24,615.26         9,863.06        20,987.13         14,752.57
06/30/04        25,278.10        10,054.85        22,364.30         15,514.86
07/31/04        25,398.61         9,722.07        22,397.18         15,782.14
08/31/04        25,458.87         9,761.39        22,546.97         15,763.19
09/30/04        29,104.46         9,867.12        24,341.57         16,875.13
10/31/04        29,978.20        10,017.86        24,194.26         16,917.05
11/30/04        33,744.30        10,423.20        26,303.37         18,037.75
12/31/04        33,594.45        10,777.89        25,929.05         17,864.66
01/31/05        33,818.20        10,515.18        25,466.39         18,041.02
02/28/05        40,530.70        10,736.46        27,713.88         20,827.28
03/31/05        40,051.24        10,546.34        26,700.41         20,138.15
04/30/05        36,982.67        10,346.32        24,818.11         18,967.41
05/31/05        37,398.20        10,675.53        25,098.85         19,153.03
06/30/05        40,498.74        10,690.69        26,126.58         19,830.78
07/31/05        43,183.74        11,088.25        28,038.83         20,952.67
08/31/05        46,060.52        10,987.08        28,793.36         21,495.10
09/30/05        49,928.20        11,076.07        30,174.43         22,455.47
10/31/05        45,613.02        10,891.42        28,495.80         21,021.23
11/30/05        47,211.24        11,303.35        30,038.16         21,743.76
12/31/05        50,046.19        11,307.29        31,613.45         22,018.25
01/31/06        58,206.27        11,606.68        35,840.71         24,466.25
02/28/06        54,599.03        11,638.17        33,405.37         23,001.93
03/31/06        58,731.60        11,783.04        34,861.01         23,939.86
04/30/06        64,370.12        11,941.26        37,721.77         25,055.21
05/31/06        60,447.67        11,597.58        37,007.06         24,256.70
06/30/06        60,307.58        11,613.31        36,685.95         24,623.33
07/31/06        60,622.78        11,684.95        36,872.75         25,233.77
08/31/06        60,027.41        11,962.97        36,185.92         24,795.73
09/30/06        54,458.94        12,271.26        34,790.34         24,319.51
10/31/06        57,996.14        12,671.13        37,015.70         25,535.33
11/30/06        62,058.68        12,912.08        39,887.90         27,367.85
12/31/06        61,149.21        13,093.21        38,997.48         27,073.10
01/31/07        60,160.27        13,291.22        40,111.49         27,098.49
02/28/07        60,531.12        13,031.26        40,469.00         26,911.72
03/31/07        63,003.46        13,177.01        41,384.93         28,216.75
04/30/07        67,330.06        13,760.69        43,581.98         29,415.15
05/31/07        71,697.86        14,240.87        47,573.52         31,390.33
06/30/07        72,934.03        14,004.29        47,937.60         31,721.79
07/31/07        73,675.73        13,570.08        48,356.38         31,676.58
08/31/07        70,049.63        13,773.50        48,025.77         31,810.64
09/30/07        80,227.43        14,288.61        52,379.55         34,358.27
10/31/07        88,757.00        14,515.90        55,129.73         35,039.74
11/30/07        81,092.75        13,909.04        52,296.89         33,606.34
12/31/07        85,578.85        13,812.53        56,634.19         35,439.69
01/31/08        79,417.17        12,984.03        53,003.31         32,312.83
02/28/08        86,605.79        12,562.23        56,754.52         34,094.41
03/31/08        80,884.24        12,507.99        55,047.74         33,352.90
04/30/08        86,459.09        13,117.16        59,244.91         36,439.74
05/31/08        96,337.33        13,287.07        62,784.67         37,844.89
06/30/08       100,347.31        12,166.92        62,461.08         37,821.98
07/31/08        79,906.19        12,064.64        57,040.90         33,669.31
08/31/08        72,962.08        12,239.16        54,237.62         33,276.76
09/30/08        54,379.24        11,148.56        45,592.14         28,792.15
10/31/08        38,779.44         9,276.16        31,529.70         23,268.95
11/30/08        34,720.56         8,610.55        31,645.67         22,634.92
12/31/08        32,412.45         8,702.17        33,294.79         21,976.08

 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2008

                                 Six Month  One Year  Five Year   Ten Year
  Global Resources Fund          (67.70)%   (62.13)%    4.70%      12.47%
  ------------------------------------------------------------------------
  S&P 500 Index                  (28.48)%   (37.00)%   (2.19)%     (1.38)%
  ------------------------------------------------------------------------
  Morgan Stanley Commodity
    Related Equity Index         (46.70)%   (41.21)%   10.09%      12.77%
  ------------------------------------------------------------------------
  S&P Energy and Materials
    Index                        (41.90)%   (37.99)%    9.13%       8.18%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley
  Commodity Related Equity Index is an equal-dollar weighted index based on shares of widely held companies involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products. In the future, this index will be used as the primary benchmark comparison for this fund as the Adviser believes it is more representative of the investments in the fund. The previous benchmark was the S&P Energy and Materials Index. The S&P Energy and Materials
  Index is a combination of the S&P 500 Energy Index and the S&P 500
  Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights. The returns for the indexes reflect no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 1.50% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 GLOBAL RESOURCES FUND


THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The economy contracted significantly in the second half of the year as negative fallout from overleveraged banks and speculative loans accelerated, causing severe dislocation in the international equity markets. The Standard & Poor's 500 Index declined 37 percent in 2008 (the last six months had a 28 percent decline), with periods of extreme volatility that were on par with the Great Depression era of the 1930s.

Credit markets froze when investment banking giant Lehman Brothers filed for bankruptcy in September. Mortgage underwriters Fannie Mae and Freddie Mac were nationalized by the federal government in order to avoid a complete financial collapse. As a result, credit spreads between banks, corporations and sovereign nations ballooned, making it virtually impossible to roll over or secure new loans.

Barack Obama won the 2008 presidential election and quickly responded to rising unemployment and deteriorating economic fundamentals. President Obama pledged to introduce a stimulus package that would create jobs and revitalize the economy.

The Russian army invaded the Republic of Georgia in an effort to regain influence in the Caucasus region. This invasion strained relations with NATO countries and threatened oil supplies that move through the BTC pipeline. Russian oil production declined in 2008, mainly due to resource nationalism and declining foreign investment. It was Russia's first output shortfall in 13 years.

INVESTMENT HIGHLIGHTS

OVERVIEW

For the six-month period ended December 31, 2008, the Global Resources Fund posted a negative return of 67.70 percent versus the fund's benchmark, the Morgan Stanley Commodity Related Equity Index
(CRX), which declined by 46.70 percent. The S&P 500 Index saw a
28.48 percent decline as volatility reached historic levels due to the global banking crisis.

The fund reduced its exposure to small and mid-sized oil and gas equities in response to the $100 per barrel decline in the price of crude oil and a 58 percent reduction in the price of natural gas. The managers also reduced equity holdings with exposure to economically sensitive metals, such as copper and aluminum, due to weakening global industrial production. Additionally, the fund lowered exposure to certain emerging market

 GLOBAL RESOURCES FUND


equities due to the strength of the U.S. dollar. As a result of increased commodity and equity market volatility, the fund's portfolio turnover increased to 100 percent from 67 percent for the same period in the prior year as the managers increased the average cash position, and the frequency of sub-sector rotations in accordance with our proprietary models.

INVESTMENT PROCESS

Our top-down analysis reviews global trends, including economic outlook, the current political and legislative environment, government policy changes, socioeconomic trends, supply and demand fundamentals, currency effects and other similar items. We combine that with a bottom-up analysis that emphasizes companies that we believe have prospects to generate meaningful per-share growth in reserves, production and cash flow and high returns on capital.

The fund typically invests in equity derivatives, including warrants and exchange-traded options, to manage risk and volatility when the managers identify opportunities to exploit the pricing of equity derivatives relative to the underlying equity.

STRENGTHS

* Fund performance benefited from exposure to gold and related mining equities. Holdings in Goldcorp, Inc.(1) and the SPDR Gold Trust(2) outperformed the benchmark.

* The AMEX Oil Index(3) outperformed the S&P 500 Energy Index(4) by 500 basis points in the period. Management's decision to rotate into large-cap oil stocks aided fund performance as positions in Exxon Mobil Corp.,(5) Chevron,(6) ConocoPhillips,(7) and BP plc(8) made positive contributions.

* The late fourth quarter recovery in refining margins and the fund's corresponding holdings in Valero Energy Corp.,(9) Tesoro
  Corp.(10) and Sunoco, Inc.(11) made a meaningful contribution to the portfolio.

* The fund's ability to employ defensive positions in inverse exchange-traded funds and covered call writing helped offset downside volatility and added to performance in the period.

WEAKNESSES

* The price of crude oil and natural gas fell by an average of 63 percent in the period to $44.60 a barrel and $5.60 per thousand cubic feet. Accordingly, the fund's holdings in oil and gas exploration and production companies adversely affected performance.

 GLOBAL RESOURCES FUND


* In response to lower commodity prices, producers significantly reduced exploration and development budgets, which negatively impacted the fund's holdings in oil service and equipment contractors. The Philadelphia Oil Service Sector Index(12) declined nearly 66 percent in the last six months.

* The divergence between large-cap natural resource equities and junior exploration companies weighed on performance during the period. The S&P/TSX Venture Composite Index(13) fell 75 percent in U.S. dollar terms, which materially underperformed the fund's large-cap benchmark.

* The fund's foreign holdings listed in Canada, Australia and Latin America were particularly impaired by the strength of the trade-weighted U.S. dollar, which increased by 12 percent in the period.

* The Baltic Dry Freight Index(14) fell 92 percent as global trade seized in response to the credit crisis. Additionally, the price of coal was weakened by lower exports and soft utility demand, which resulted in a near 80 percent drop in coal equities.

CURRENT OUTLOOK

OPPORTUNITIES

* In response to the weakening global economy, the U.S., Europe and China have committed more than $2 trillion in a synchronized effort to jump-start economic growth. Much of the stimulus is aimed at commodity intensive infrastructure projects.

* In an effort to support falling oil prices, OPEC agreed to cut production by 2.2 million barrels a day. Since September, members of the oil cartel have pledged cuts totaling 4.2 million barrels a day, or nearly 12 percent of their capacity.

* According to the International Energy Agency's latest World Energy Outlook report, $26.3 trillion of cumulative investment will be necessary through 2030 for energy supply infrastructure.

* President Obama promised to spend $150 billion over the next 10 years to develop alternative clean energy technologies. The International Energy Agency forecasts crude oil demand to rise from 87 million barrels a day to 94 million barrels by 2013, or
  1.6 percent per annum. OPEC spare capacity is expected to fall to
  2.2 percent over the same time period.

 GLOBAL RESOURCES FUND


THREATS

* The International Monetary Fund expects developed economies to contract by 0.3 percent in 2009 based on further deterioration in producer and consumer confidence and continued financial de-leveraging.

* An economic recovery could be at risk if the government is unable to put together a viable plan to clean up bad loans within the banking sector in order to normalize credit markets and restart growth.

* According to the Energy Information Administration, U.S. oil demand is expected to grow only 1 million barrels per day, or 0.2 percent, over the next two decades, as higher vehicle fuel standards and increased use of renewable fuels constrain petroleum consumption.

* The global financial and credit crises combined with a recession, have exposed several emerging market countries to serious financial market risks that could further disrupt an economic recovery.

 (1)This security comprised 3.17% of the total net assets of the fund as of December 31, 2008.

 (2)This security comprised 3.91% of the total net assets of the fund as of December 31, 2008.

 (3)The AMEX Oil Index (XOI) is a price weighted index designed to measure the performance of the oil industry through changes in the prices of a cross section of widely-held corporations involved in the exploration, production, and development of petroleum.

 (4)The S&P 500 Energy Index is a capitalization-weighted index that tracks the companies in the energy sector as a subset of the S&P 500.

 (5)This security comprised 4.30% of the total net assets of the fund as of December 31, 2008.

 (6)The fund did not hold this security as of December 31, 2008.

 (7)This security comprised 2.34% of the total net assets of the fund as of December 31, 2008.

 (8)This security comprised 1.61% of the total net assets of the fund as of December 31, 2008.

 (9)This security comprised 0.89% of the total net assets of the fund as of December 31, 2008.

(10)This security comprised 1.13% of the total net assets of the fund as of December 31, 2008.

(11)This security comprised 1.22% of the total net assets of the fund as of December 31, 2008.

(12)The Philadelphia Oil Service Sector Index is a price-weighted index composed of 15 companies that provide oil drilling and production services, oil field equipment, support services and geophysical/reservoir services.

(13)The S&P/TSX Venture Composite Index is a value-weighted index that tracks the continuous price only performance of stocks traded in meaningful levels on the Canadian Venture Exchange.

(14)The Baltic Dry Freight Index is an economic indicator that portrays an assessed price of moving major raw materials by sea as compiled by the London-based Baltic Exchange.

 GLOBAL RESOURCES FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   EXXON MOBIL CORP.                                        4.49%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SPDR GOLD TRUST                                          4.09%
     EXCHANGE-TRADED FUND
   ---------------------------------------------------------------
   CHINA SHENHUA ENERGY CO., LTD.                           3.62%
     COAL
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           3.32%
     GOLD & SILVER MINING
   ---------------------------------------------------------------
   PETROCHINA CO. LTD.                                      3.20%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   RANGE RESOURCES CORP.                                    2.82%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
   ---------------------------------------------------------------
   XTO ENERGY, INC.                                         2.58%
     OIL & GAS EXPLORATION & PRODUCTION - SENIOR
   ---------------------------------------------------------------
   OCCIDENTAL PETROLEUM CORP.                               2.50%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   CONOCOPHILLIPS                                           2.45%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   BHP BILLITON LTD.                                        2.41%
     GENERAL METAL & MINERAL MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  31.48%


 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         61.94%
   ---------------------------------------------------------------
     Canada                                                20.27%
   ---------------------------------------------------------------
     People's Republic of China                             9.01%
   ---------------------------------------------------------------
     Australia                                              2.77%
   ---------------------------------------------------------------
     United Kingdom                                         1.96%
   ---------------------------------------------------------------
     Other Foreign                                          4.05%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and is not intended to conform to the classification of economic ties as described in the prospectus. Investments in companies that are economically tied to foreign countries were 40% of total assets at December 31, 2008.

 GLOBAL RESOURCES FUND


 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                        December 31, 2008

                             [Pie Chart]

Oil & Gas Exploration & Production                      24.5%
Oil & Gas - Integrated                                  22.0%
Oil & Gas Drilling                                       3.9%
Oil & Gas Equipment & Services                           1.8%
Precious Metals                                         17.8%
Metals & Mining                                         12.9%
General Basic Materials                                 10.2%
Other Sectors                                            1.5%
Cash Equivalent                                          5.4%


    Energy:
      Oil & Gas Exploration & Production           24.5%
      Oil & Gas - Integrated (includes             22.0%
        Refining and Marketing)
      Oil & Gas Drilling                            3.9%
      Oil & Gas Equipment & Services                1.8%
    Total Energy                                               52.2%
    Basic Materials:
      Precious Metals (includes Gold/Silver        17.8%
        Mining and Platinum Group Metals)
      Metals & Mining (includes Copper,            12.9%
        Uranium and Coal)
      General Basic Materials                      10.2%
    Total Basic Materials                                      40.9%
    Other Sectors                                               1.5%
    Cash Equivalent                                             5.4%
                                                              -----
    Total Investments                                         100.0%
                                                              =====

 PRECIOUS METALS AND MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals Fund (UNWPX) and the Gold and Precious Metals Fund (USERX) pursue an objective of long-term capital growth through investments in gold and precious metals and minerals companies. The Gold and Precious Metals Fund also pursues current income as a secondary objective and focuses on established, gold-producing companies. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining and processing of precious minerals such as gold, silver, platinum, and diamonds. Although this fund has the latitude to invest in a broad range of precious minerals, it currently remains focused on the gold sector.

PERFORMANCE GRAPHS

 WORLD PRECIOUS MINERALS FUND

                      [World Precious Minerals Fund Graph]

                                                    NYSE Arca
                World Precious       S&P 500       Gold Miners       AMEX Gold
     Date       Minerals Fund         Index           Index          BUGS Index
     ----       -------------         -----           -----          ----------

   12/31/98      $ 10,000.00      $ 10,000.00      $ 10,000.00      $ 10,000.00
   01/29/99         9,573.56        10,418.01         9,886.49         9,949.14
   02/26/99         9,371.00        10,094.28         9,512.61         9,838.27
   03/31/99         9,179.10        10,498.03         9,551.69         9,477.02
   04/30/99        10,277.19        10,904.56        11,082.22        11,465.12
   05/28/99         8,400.85        10,647.43         9,326.01         9,760.36
   06/30/99         8,304.90        11,237.86         9,878.41        10,368.53
   07/30/99         7,835.82        10,887.30         9,263.36         9,941.33
   08/31/99         8,166.31        10,833.40         9,950.82        10,471.05
   09/30/99        10,287.85        10,536.78        12,487.12        12,843.14
   10/29/99         9,232.41        11,203.27        11,191.35        11,823.36
   11/30/99         8,827.29        11,431.00        10,376.57        11,169.70
   12/31/99         8,731.34        12,103.84        10,143.82        10,997.38
   01/31/00         7,750.53        11,495.79         9,085.52         9,779.24
   02/29/00         7,878.46        11,278.40         9,350.94         9,991.50
   03/31/00         7,281.45        12,381.04         8,780.36         9,252.31
   04/28/00         6,918.98        12,008.68         8,170.03         8,763.16
   05/31/00         6,705.76        11,762.92         8,171.38         8,492.24
   06/30/00         6,855.01        12,052.96         8,568.49         8,677.60
   07/31/00         6,130.06        11,864.69         7,796.83         7,380.12
   08/31/00         6,375.27        12,601.24         8,078.41         7,544.96
   09/29/00         5,724.95        11,936.15         7,624.71         6,960.79
   10/31/00         5,117.27        11,885.52         6,483.88         5,753.00
   11/30/00         5,063.97        10,949.15         6,699.11         6,285.77
   12/31/00         5,406.18        11,002.87         6,973.29         6,113.68
   01/31/01         5,352.66        11,393.00         7,324.60         7,116.45
   02/28/01         5,341.95        10,354.84         8,069.32         8,218.09
   03/30/01         4,988.68         9,699.22         7,266.33         7,425.74
   04/30/01         5,459.71        10,452.35         8,333.73         8,378.60
   05/31/01         5,673.82        10,522.47         8,742.63         9,366.28
   06/30/01         5,652.41        10,266.46         8,949.78         9,463.22
   07/31/01         5,331.25        10,165.36         8,738.25         9,085.11
   08/31/01         5,406.18         9,529.63         9,370.14         9,857.44
   09/30/01         5,716.64         8,760.15         9,834.28        10,739.40
   10/31/01         5,641.70         8,927.29         9,542.93        10,155.99
   11/30/01         5,609.58         9,611.90         9,165.01         9,587.32
   12/31/01         5,812.99         9,696.16         9,712.35         9,776.07
   01/31/02         6,829.99         9,554.74        11,168.45        11,404.42
   02/28/02         7,483.01         9,370.43        12,404.59        12,932.30
   03/31/02         8,703.42         9,722.85        13,642.76        14,834.07
   04/30/02         9,613.37         9,133.59        14,541.75        16,141.81
   05/31/02        13,531.52         9,066.30        18,052.14        21,234.64
   06/30/02        11,165.64         8,420.42        15,742.19        19,070.49
   07/31/02         8,028.99         7,764.09        13,023.01        16,127.44
   08/31/02         9,142.34         7,815.07        15,439.73        19,375.68
   09/30/02         9,206.57         6,965.72        15,566.37        18,980.05
   10/31/02         7,986.16         7,578.83        13,958.71        16,696.84
   11/30/02         8,071.81         8,024.91        13,982.96        17,471.47
   12/31/02        10,662.09         7,553.46        17,452.59        21,885.19
   01/31/03        11,068.78         7,355.59        17,590.69        21,729.85
   02/28/03        10,662.09         7,245.23        15,752.64        19,965.93
   03/31/03        10,046.54         7,315.57        14,599.68        18,698.59
   04/30/03         9,782.74         7,918.16        14,452.83        18,866.69
   05/31/03        10,497.21         8,335.35        16,257.20        21,421.96
   06/30/03        10,717.05         8,441.67        17,205.36        22,628.03
   07/31/03        11,409.53         8,590.52        18,187.21        24,845.67
   08/31/03        13,377.07         8,758.05        20,806.70        29,395.26
   09/30/03        14,410.30         8,665.04        20,712.39        29,646.62
   10/31/03        17,630.91         9,155.22        22,648.79        32,819.25
   11/30/03        20,543.75         9,235.77        26,099.23        37,718.78
   12/31/03        20,545.66         9,720.13        25,666.75        36,902.58
   01/31/04        19,065.78         9,898.54        22,527.54        32,784.99
   02/29/04        19,904.38        10,036.12        23,567.65        34,204.22
   03/31/04        21,643.23         9,884.72        25,202.60        35,909.64
   04/30/04        16,919.95         9,729.55        19,279.53        27,234.27
   05/31/04        17,474.91         9,863.06        21,271.51        30,466.87
   06/30/04        16,870.62        10,054.85        20,514.67        28,794.02
   07/31/04        16,056.69         9,722.07        20,182.90        28,373.23
   08/31/04        16,747.30         9,761.39        21,874.09        31,655.81
   09/30/04        19,337.09         9,867.12        24,099.50        35,334.28
   10/31/04        19,781.05        10,017.86        24,442.39        35,696.21
   11/30/04        21,630.90        10,423.20        25,181.72        36,221.65
   12/31/04        20,744.16        10,777.89        23,213.98        32,949.90
   01/31/05        19,666.38        10,515.18        21,586.45        30,867.83
   02/28/05        21,695.15        10,736.46        23,271.25        32,994.77
   03/31/05        20,680.77        10,546.34        21,991.31        30,992.88
   04/30/05        17,891.21        10,346.32        19,600.53        27,355.99
   05/31/05        17,827.81        10,675.53        20,216.92        28,559.68
   06/30/05        19,653.70        10,690.69        21,956.62        30,987.17
   07/31/05        19,767.82        11,088.25        21,411.30        30,272.45
   08/31/05        20,972.40        10,987.08        22,438.61        31,718.81
   09/30/05        23,939.48        11,076.07        26,254.51        37,808.50
   10/31/05        21,936.07        10,891.42        24,272.96        34,384.56
   11/30/05        24,129.67        11,303.35        26,595.04        37,576.52
   12/31/05        27,151.20        11,307.29        29,963.96        42,801.04
   01/31/06        33,591.60        11,606.68        36,062.85        52,954.99
   02/28/06        32,736.44        11,638.17        32,538.31        47,329.69
   03/31/06        37,413.07        11,783.04        35,418.51        52,092.05
   04/30/06        41,982.81        11,941.26        39,854.15        58,698.94
   05/31/06        38,655.72        11,597.58        35,410.08        51,729.85
   06/30/06        38,562.19        11,613.31        35,391.90        52,333.48
   07/31/06        39,310.45        11,684.95        35,421.87        51,127.25
   08/31/06        40,112.16        11,962.97        37,076.70        54,253.73
   09/30/06        35,782.93        12,271.26        32,598.61        46,807.41
   10/31/06        38,508.74        12,671.13        34,705.11        49,696.83
   11/30/06        42,503.92        12,912.08        38,271.75        55,418.67
   12/31/06        41,349.94        13,093.21        36,512.85        52,893.91
   01/31/07        41,319.60        13,291.22        36,205.33        52,584.85
   02/28/07        41,926.35        13,031.26        36,597.39        53,211.76
   03/31/07        41,274.09        13,177.01        36,100.91        52,900.05
   04/30/07        43,200.52        13,760.69        36,278.76        53,235.17
   05/31/07        43,382.55        14,240.87        35,838.53        52,393.47
   06/30/07        42,988.16        14,004.29        34,658.96        51,656.24
   07/31/07        44,611.21        13,570.08        36,643.20        54,120.30
   08/31/07        39,544.86        13,773.50        34,332.24        51,351.99
   09/30/07        47,993.84        14,288.61        41,258.38        61,691.92
   10/31/07        56,169.78        14,515.90        46,180.74        68,305.85
   11/30/07        48,509.57        13,909.04        42,331.84        63,811.80
   12/31/07        50,867.45        13,812.53        42,667.99        64,354.77
   01/31/08        53,347.84        12,984.03        46,610.87        72,159.72
   02/28/08        58,521.79        12,562.23        49,341.84        76,428.91
   03/31/08        51,468.17        12,507.99        44,470.68        68,979.08
   04/30/08        46,429.87        13,117.16        40,530.50        63,237.33
   05/31/08        49,724.14        13,287.07        42,898.72        66,440.36
   06/30/08        49,065.29        12,166.92        44,979.96        70,891.00
   07/31/08        41,895.40        12,064.64        40,455.39        63,655.86
   08/31/08        36,566.43        12,239.16        34,911.25        54,276.81
   09/30/08        30,074.77        11,148.56        31,341.57        49,597.50
   10/31/08        17,614.67         9,276.16        19,362.05        30,605.62
   11/30/08        18,622.33         8,610.55        24,668.73        39,115.64
   12/31/08        23,930.23         8,702.17        31,236.82        47,859.90


 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2008

                              Six Month  One Year  Five Year   Ten Year
World Precious Minerals Fund  (51.23)%   (52.96)%    3.09%       9.11%
-----------------------------------------------------------------------
S&P 500 Index                 (28.48)%   (37.00)%   (2.19)%     (1.38)%
-----------------------------------------------------------------------
NYSE Arca Gold Miners Index*  (30.55)%   (26.79)%    4.00%      12.05%
-----------------------------------------------------------------------
AMEX Gold BUGS Index          (32.49)%   (25.63)%    5.33%      16.93%

* These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The NYSE Arca Gold Miners
Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver. In the future, this index will be used as the primary benchmark comparison for this fund as the Adviser believes it is more representative of the investments in the fund. The previous benchmark was the AMEX Gold BUGS Index. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining.
The returns for the indexes reflect no deduction for fees, expenses or taxes.

The Adviser has agreed to limit the fund's total operating expenses to 1.50% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

 PRECIOUS METALS AND MINERALS FUNDS


 GOLD AND PRECIOUS METALS FUND

                    [Gold and Precious Metals Fund Graph]

                                                                Philadelphia
                                                    FTSE       Stock Exchange
             Gold and Precious    S&P 500        Gold Mines     Gold & Silver
  Date          Metals Fund        Index           Index            Index
  ----          -----------        -----           -----            -----

12/31/98         $10,000.00      $10,000.00      $10,000.00      $10,000.00
01/29/99           9,554.97       10,418.01        9,974.96        9,736.80
02/26/99           9,345.55       10,094.28        9,325.19        9,324.07
03/31/99           9,293.19       10,498.03        9,299.18        9,214.93
04/30/99          10,340.31       10,904.56       10,893.53       11,335.26
05/28/99           8,717.28       10,647.43        8,863.85        9,420.96
06/30/99           8,952.88       11,237.86        9,470.91       10,358.87
07/30/99           8,376.96       10,887.30        9,038.17        9,730.50
08/31/99           8,821.99       10,833.40        9,609.60       10,531.65
09/30/99          11,230.37       10,536.78       12,084.52       12,552.28
10/29/99          10,052.36       11,203.27       10,483.56       10,879.94
11/30/99           9,633.51       11,431.00       10,016.78       10,505.33
12/31/99           9,738.22       12,103.84        9,933.63       10,651.06
01/31/00           8,560.21       11,495.79        8,766.23        9,399.03
02/29/00           8,612.57       11,278.40        9,042.96        9,433.24
03/31/00           7,958.12       12,381.04        8,364.83        8,927.42
04/28/00           7,329.84       12,008.68        8,093.24        8,650.91
05/31/00           7,329.84       11,762.92        8,337.65        8,928.42
06/30/00           7,643.98       12,052.96        8,640.59        9,173.23
07/31/00           6,910.99       11,864.69        7,797.57        8,068.87
08/31/00           7,329.84       12,601.24        7,895.06        8,362.13
09/29/00           6,858.64       11,936.15        7,475.48        7,977.29
10/31/00           6,178.01       11,885.52        6,337.86        7,010.52
11/30/00           6,282.72       10,949.15        6,684.89        7,555.36
12/31/00           6,832.46       11,002.87        7,315.17        8,252.04
01/31/01           6,753.93       11,393.00        7,142.35        7,842.73
02/28/01           6,910.99       10,354.84        7,648.72        8,476.89
03/30/01           6,282.72        9,699.22        6,895.91        7,681.83
04/30/01           7,120.42       10,452.35        8,040.16        8,902.66
05/31/01           7,434.55       10,522.47        8,315.82        9,244.52
06/30/01           7,408.38       10,266.46        8,308.12        8,618.73
07/31/01           6,858.64       10,165.36        8,110.36        8,588.04
08/31/01           7,041.88        9,529.63        8,628.50        9,193.23
09/30/01           7,329.84        8,760.15        9,411.92        9,395.25
10/31/01           7,225.13        8,927.29        9,001.96        8,867.58
11/30/01           7,172.77        9,611.90        8,641.13        8,568.90
12/31/01           7,591.62        9,696.16        8,974.25        8,875.62
01/31/02           8,848.17        9,554.74       10,256.44       10,000.76
02/28/02          10,130.89        9,370.43       11,273.67       10,663.01
03/31/02          11,570.68        9,722.85       12,430.66       11,607.23
04/30/02          12,722.51        9,133.59       13,257.84       12,109.91
05/31/02          16,858.64        9,066.30       15,191.62       13,828.80
06/30/02          13,821.99        8,420.42       13,011.47       11,735.67
07/31/02          10,209.42        7,764.09       11,008.22        9,942.34
08/31/02          11,806.28        7,815.07       12,533.97       11,493.69
09/30/02          12,146.60        6,965.72       12,600.97       11,541.47
10/31/02          10,471.20        7,578.83       11,459.92       10,498.86
11/30/02          10,575.92        8,024.91       11,166.83       10,488.93
12/31/02          13,769.63        7,553.46       13,673.43       12,723.13
01/31/03          14,109.95        7,355.59       13,612.33       12,762.92
02/28/03          13,219.90        7,245.23       12,743.08       12,009.64
03/31/03          12,382.20        7,315.57       11,954.09       11,173.43
04/30/03          11,832.46        7,918.16       11,828.47       10,907.43
05/31/03          13,167.54        8,335.35       13,181.82       12,286.81
06/30/03          13,560.21        8,441.67       13,866.05       13,158.99
07/31/03          14,267.02        8,590.52       14,368.78       13,575.59
08/31/03          16,596.86        8,758.05       16,212.73       15,283.00
09/30/03          17,329.84        8,665.04       16,330.87       15,312.21
10/31/03          20,026.18        9,155.22       17,654.29       16,487.19
11/30/03          23,795.81        9,235.77       19,539.00       18,447.80
12/31/03          23,005.82        9,720.13       19,526.59       18,315.60
01/31/04          20,405.85        9,898.54       17,080.88       16,098.32
02/29/04          21,167.45       10,036.12       17,405.46       16,840.74
03/31/04          23,215.92        9,884.72       18,880.64       17,724.25
04/30/04          17,832.14        9,729.55       14,765.79       13,846.90
05/31/04          19,276.57        9,863.06       16,271.36       15,198.66
06/30/04          18,383.65       10,054.85       15,612.37       14,603.63
07/31/04          17,306.89        9,722.07       15,659.56       14,727.54
08/31/04          18,252.33        9,761.39       17,033.06       16,078.69
09/30/04          20,878.57        9,867.12       18,282.01       17,304.98
10/31/04          21,141.19       10,017.86       18,983.36       17,564.99
11/30/04          22,743.20       10,423.20       19,576.95       18,155.00
12/31/04          21,524.92       10,777.89       18,174.13       16,906.46
01/31/05          20,494.89       10,515.18       16,834.88       15,564.19
02/28/05          21,921.08       10,736.46       17,979.16       16,877.46
03/31/05          20,547.72       10,546.34       17,114.40       16,018.48
04/30/05          17,853.80       10,346.32       15,326.63       14,282.08
05/31/05          18,249.96       10,675.53       15,492.71       14,776.93
06/30/05          20,257.19       10,690.69       17,077.24       15,932.01
07/31/05          20,415.66       11,088.25       16,501.19       15,557.05
08/31/05          21,789.03       10,987.08       17,277.89       16,442.18
09/30/05          24,905.52       11,076.07       20,813.58       19,415.82
10/31/05          23,373.69       10,891.42       19,209.04       18,301.70
11/30/05          25,301.69       11,303.35       20,944.56       19,740.43
12/31/05          28,584.73       11,307.29       23,231.72       22,071.64
01/31/06          35,610.69       11,606.68       27,485.57       26,594.58
02/28/06          33,740.66       11,638.17       23,981.71       23,008.30
03/31/06          38,576.02       11,783.04       25,135.09       24,469.51
04/30/06          44,373.11       11,941.26       28,325.76       27,331.69
05/31/06          41,140.63       11,597.58       26,006.59       24,670.24
06/30/06          41,354.35       11,613.31       26,208.42       24,875.94
07/31/06          42,182.51       11,684.95       25,657.00       24,590.91
08/31/06          43,117.52       11,962.97       26,295.22       25,468.68
09/30/06          38,469.16       12,271.26       23,685.21       22,330.18
10/31/06          40,793.34       12,671.13       24,917.88       23,889.47
11/30/06          44,827.26       12,912.08       27,109.28       25,992.36
12/31/06          42,930.52       13,093.21       26,156.66       24,835.81
01/31/07          42,476.37       13,291.22       25,169.14       24,440.65
02/28/07          42,690.09       13,031.26       25,184.55       24,416.77
03/31/07          40,980.34       13,177.01       24,675.06       23,981.42
04/30/07          41,167.35       13,760.69       24,729.97       24,011.85
05/31/07          40,980.34       14,240.87       24,069.28       24,508.41
06/30/07          40,045.33       14,004.29       23,642.84       23,850.22
07/31/07          41,487.92       13,570.08       25,551.29       26,110.43
08/31/07          38,415.73       13,773.50       24,357.79       24,737.83
09/30/07          47,231.58       14,288.61       30,222.40       29,664.72
10/31/07          54,097.26       14,515.90       33,673.76       33,088.23
11/30/07          48,834.47       13,909.04       31,674.65       30,115.92
12/31/07          50,189.83       13,812.53       31,662.24       30,522.03
01/31/08          55,635.10       12,984.03       34,789.45       32,837.03
02/28/08          59,929.09       12,562.23       36,861.55       34,655.25
03/31/08          54,390.47       12,507.99       32,279.29       31,177.25
04/30/08          49,629.75       13,117.16       29,419.18       30,232.64
05/31/08          52,523.52       13,287.07       31,474.67       32,074.17
06/30/08          53,457.00       12,166.92       33,784.53       34,527.53
07/31/08          47,980.61       12,064.64       30,072.63       29,883.57
08/31/08          42,473.11       12,239.16       25,860.05       26,438.00
09/30/08          38,334.70       11,148.56       24,733.54       23,261.21
10/31/08          25,639.44        9,276.16       15,944.97       14,404.04
11/30/08          29,715.62        8,610.55       20,864.01       18,085.68
12/31/08          36,611.50        8,702.17       25,368.69       22,058.80

 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2008

                              Six Month  One Year  Five Year   Ten Year
Gold and Precious Metals Fund (31.51)%   (27.05)%    9.73%      13.85%
-----------------------------------------------------------------------
S&P 500 Index                 (28.48)%   (37.00)%   (2.19)%     (1.38)%
-----------------------------------------------------------------------
FTSE Gold Mines Index*        (24.91)%   (19.88)%    5.37%       9.75%
-----------------------------------------------------------------------
Philadelphia Stock Exchange
  Gold & Silver Index         (36.11)%   (27.73)%    3.79%       8.23%

* These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold. In the future, this index will be used as the primary benchmark comparison for this fund as the Adviser believes it is more representative of the investments in the fund. The previous benchmark was the Philadelphia
Stock Exchange Gold & Silver Index. The Philadelphia Stock Exchange
Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The returns for the indexes reflect no deduction for fees, expenses or taxes.

The Adviser has agreed to limit the fund's total operating expenses to 1.50% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 PRECIOUS METALS AND MINERALS FUNDS


PERFORMANCE COMMENTARY

For the six-month period ending December 31, 2008, the Gold and Precious Metals Fund declined 31.51 percent. The FTSE Gold Mines Index fell 24.91 percent. The World Precious Minerals Fund posted a negative return of 51.23 percent. The NYSE Arca Gold Miners Index fell 30.55 percent. Spot gold finished the period at $882.05, down $43.35, or 4.68 percent. The S&P 500 Index also posted a negative return of 28.48 percent, the U.S. Trade Weighted Dollar Index(1) gained 12.21 percent and the yield on the Bloomberg Generic 90 Day Treasury Bill fell from 1.76 percent to 0.03 percent.

As of October 1, 2008, both the Gold and Precious Metals Fund and the World Precious Minerals Fund adopted the FTSE Gold Mines Index and the NYSE Arca Gold Miners Index as their new performance benchmarks, respectively. The FTSE Gold Mines Index attempts to include all gold mining companies that produce at least 300,000 ounces of gold per year and derive 75 percent or more of their revenue from mined gold. The NYSE Arca Gold Miners Index extends its scope beyond the senior gold mining companies to pick up more of the mid-tier gold producers, though it underrepresents the pure exploration and development stage companies.

The junior mining and exploration companies were still out of favor with investors due to the unraveling of credit markets. A good proxy for the performance of exploration and development stage companies is the S&P/TSX Venture Composite Index,(2) which was down almost 75 percent in the six-month period. As the chart below shows, the NYSE Arca Gold Miners Index began to rally in November but the S&P/TSX Venture Composite Index continued to languish. Corporate activity began to pick up in December with Agnico-Eagle Mines Ltd.(3) completing one of the first successful stock offerings. We expect to see more consolidation take place in the coming months, which may lift current valuations higher in the venture stage arena.

 PRECIOUS METALS AND MINERALS FUNDS


        RELATIVE PERFORMANCE S&P/TSE VENTURE COMPOSITE INDEX
          (SPTSXVEN) VS. NYSE ARCA GOLD MINERS INDEX (GDM)
         OVER LAST SIX MONTHS SHOWS VENTURE STAGE COMPANIES
                     LAGGING ON THE RECENT RALLY

              [S&P/TSX Venture Composite Index chart]

                      SPTSXVEN          GDM
       Date             Index          Index
       ----             -----          -----

     6/30/2008           100%           100%
      7/2/2008            99%            99%
      7/3/2008            97%            97%
      7/4/2008            97%            97%
      7/7/2008            94%            95%
      7/8/2008            91%            94%
      7/9/2008            91%            94%
     7/10/2008            91%            96%
     7/11/2008            91%           101%
     7/14/2008            91%           105%
     7/15/2008            89%           102%
     7/16/2008            89%           100%
     7/17/2008            88%            98%
     7/18/2008            88%            98%
     7/21/2008            88%           100%
     7/22/2008            87%            97%
     7/23/2008            85%            92%
     7/24/2008            83%            91%
     7/25/2008            83%            92%
     7/28/2008            83%            92%
     7/29/2008            82%            90%
     7/30/2008            83%            90%
     7/31/2008            84%            90%
      8/1/2008            84%            87%
      8/5/2008            79%            80%
      8/6/2008            79%            81%
      8/7/2008            78%            80%
      8/8/2008            76%            76%
     8/11/2008            73%            71%
     8/12/2008            72%            73%
     8/13/2008            72%            78%
     8/14/2008            72%            74%
     8/15/2008            71%            71%
     8/18/2008            70%            73%
     8/19/2008            69%            75%
     8/20/2008            70%            74%
     8/21/2008            72%            79%
     8/22/2008            72%            77%
     8/25/2008            71%            76%
     8/26/2008            72%            77%
     8/27/2008            72%            78%
     8/28/2008            72%            79%
     8/29/2008            72%            78%
      9/2/2008            70%            73%
      9/3/2008            68%            70%
      9/4/2008            66%            67%
      9/5/2008            66%            67%
      9/8/2008            64%            64%
      9/9/2008            59%            58%
     9/10/2008            58%            60%
     9/11/2008            56%            59%
     9/12/2008            59%            65%
     9/15/2008            56%            62%
     9/16/2008            53%            63%
     9/17/2008            53%            70%
     9/18/2008            53%            71%
     9/19/2008            57%            73%
     9/22/2008            59%            79%
     9/23/2008            57%            76%
     9/24/2008            58%            77%
     9/25/2008            57%            75%
     9/26/2008            57%            73%
     9/29/2008            51%            71%
     9/30/2008            52%            70%
     10/1/2008            51%            70%
     10/2/2008            47%            59%
     10/3/2008            47%            60%
     10/6/2008            40%            56%
     10/7/2008            38%            56%
     10/8/2008            36%            65%
     10/9/2008            35%            62%
    10/10/2008            32%            53%
    10/14/2008            35%            57%
    10/15/2008            32%            51%
    10/16/2008            30%            46%
    10/17/2008            31%            45%
    10/20/2008            32%            50%
    10/21/2008            31%            45%
    10/22/2008            28%            38%
    10/23/2008            26%            36%
    10/24/2008            25%            37%
    10/27/2008            24%            34%
    10/28/2008            24%            38%
    10/29/2008            27%            43%
    10/30/2008            28%            45%
    10/31/2008            29%            43%
     11/3/2008            30%            43%
     11/4/2008            33%            50%
     11/5/2008            32%            48%
     11/6/2008            30%            44%
     11/7/2008            30%            46%
    11/10/2008            30%            48%
    11/11/2008            28%            45%
    11/12/2008            26%            40%
    11/13/2008            25%            45%
    11/14/2008            25%            42%
    11/17/2008            25%            41%
    11/18/2008            24%            40%
    11/19/2008            23%            38%
    11/20/2008            21%            37%
    11/21/2008            21%            48%
    11/24/2008            23%            51%
    11/25/2008            23%            51%
    11/26/2008            23%            54%
    11/27/2008            23%            54%
    11/28/2008            24%            55%
     12/1/2008            23%            48%
     12/2/2008            23%            51%
     12/3/2008            22%            50%
     12/4/2008            21%            48%
     12/5/2008            20%            48%
     12/8/2008            21%            52%
     12/9/2008            21%            52%
    12/10/2008            22%            58%
    12/11/2008            23%            57%
    12/12/2008            22%            59%
    12/15/2008            22%            62%
    12/16/2008            23%            67%
    12/17/2008            23%            66%
    12/18/2008            23%            61%
    12/19/2008            22%            62%
    12/22/2008            22%            62%
    12/23/2008            22%            63%
    12/24/2008            22%            63%
    12/29/2008            24%            68%
    12/30/2008            24%            68%
    12/31/2008            25%            69%

Source: Bloomberg. Canadian index values converted to USD returns.

THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Very few investable assets had positive returns over the last six months as a major deleveraging took place to meet cash calls and settle up trades in dollars. Despite the extraordinary efforts by central banks around the world to shore up the economy, most investors found out what a hard landing really feels like.

Investment demand for gold coins and bars was strong. Scarce American Eagle one-ounce coins sold at up to 50 percent premiums to spot market prices. Gold refineries and mints in Switzerland, South Africa and Australia commented that their production increased dramatically as they worked to meet investor demand. India started a successful program for selling small denomination gold coins at post offices.

According to the World Gold Council, there was strong retail demand for gold bars and coins, but institutional sales totaled 300 tonnes just in the September quarter amid a scramble for cash. As we closed out the year with higher gold prices, much of the jewelry buying was brought to a standstill in India and Dubai. Jewelers in Dubai commented that traditional gold sales were off as much as 80 percent in the first two weeks of December. Indian dealers reported buyers had stronger interest at the $765 level.

 PRECIOUS METALS AND MINERALS FUNDS


INVESTMENT HIGHLIGHTS

STRENGTHS

* As 2008 came to a close, there were signs of improvement in capital markets for gold mining stocks.

* Consolidation activity increased and a number of gold mining companies successfully raised capital and traded at higher levels. Approximately $1 billion in deals were booked.

* The mantra of "sell at any price" gave way to the realization that gold stocks now have some of the most compelling valuations in years. World gold mine production has fallen for the past three years and central bank selling of bullion has been greatly curtailed as their inventories are at record lows.

* Over the six months, our best results came from overweight positions in Randgold Resources Ltd.,(4) Kinross Gold Corp.,(5)
  Agnico-Eagle Mines Ltd.,(3) and puts purchased on the Philadelphia Stock Exchange Gold & Silver Index.(6)

WEAKNESSES

* The collapse of credit markets shut down the ability of junior mining and exploration companies to fund their growth, while rising energy and material costs for most of the gold miners squeezed their profit margins. Thus share price performance for most of the gold mining companies was dismal.

* Tax loss selling by Canadians was intense. Canadians can refile tax returns to obtain tax refunds by using current-year losses to offset gains booked in the previous three years.

* Over the last six-months, the S&P/TSX Venture Composite Index (a good barometer for the price performance of exploration stage companies) fell 75 percent.

* Our most unfavorable investments included Eastern Platinum
  Ltd.,(7) Silver Wheaton Corp.,(8) and Yamana Gold, Inc.(9)

CURRENT OUTLOOK

OPPORTUNITIES

* The latest United Nations economic study called the recent dollar strength temporary and said that "the U.S. currency risks a hard landing in 2009." The report recommends that international reserves diversify out of the dollar toward a multi-currency system. Such a move to

 PRECIOUS METALS AND MINERALS FUNDS


  diversify could lead to a spillover into additional gold purchases since central bank gold reserves are at more than a 50-year low.

* J.P. Morgan recently cited the complicated and expensive nature of gold mining as reason for the price of gold to increase another 20 percent to make new investments economically feasible. One of the top South African gold miners commented that it would need to see a gold price of $2,000 an ounce to replace its infrastructure.

THREATS

* Wall Street analysts say that mining supply will be "tighter than ever" as a result of the financial crisis. Mining companies are expected to either delay or cancel up to $50 billion in development projects next year due to limited access to capital and the fall in metals prices.

* Deutsche Bank declared the commodities supercycle over because of sliding oil prices that will have an adverse effect on gold and cause it to fall to around $650 per ounce.

* A senior economist at the Bank of Montreal supports this notion and expressed the bank's belief that the commodity boom is history and the entrance into a bear market is on the way. This comes after the Canadian dollar reached its lowest level over a one-year period.

* There is still uncertainty over how much farther the dollar will rise as liquidity demands appear unabated in the near-term.

(1)The U.S. Trade Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2)The S&P/TSX Venture Composite Index is a value-weighted index that tracks the continuous price only performance of stocks traded in meaningful levels on the Canadian Venture Exchange.

(3)This security comprised 5.88% of the total net assets of the World Precious Minerals Fund and 6.73% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

(4)This security comprised 10.86% of the total net assets of the World Precious Minerals Fund and 7.34% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

(5)This security comprised 5.76% of the total net assets of the World Precious Minerals Fund and 8.31% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

(6)Neither the World Precious Minerals Fund nor the Gold and
   Precious Metals Fund held this security as of December 31, 2008.

(7)This security comprised 1.25% of the total net assets of the World Precious Minerals Fund and 0.73% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

(8)This security comprised 2.51% of the total net assets of the World Precious Minerals Fund and 0.83% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

 PRECIOUS METALS AND MINERALS FUNDS


(9)This security comprised 1.93% of the total net assets of the World Precious Minerals Fund and 1.33% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2008.

WORLD PRECIOUS MINERALS FUND

 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   GOLDCORP, INC.                                          11.17%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                 10.85%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  5.87%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   KINROSS GOLD CORP.                                       5.76%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   JAGUAR MINING, INC.                                      3.36%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   RED BACK MINING, INC.                                    2.66%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     2.50%
     METAL & MINERAL MINING & EXPLORATION
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     2.44%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   ROYAL GOLD, INC.                                         2.16%
     GOLD/MINERAL ROYALTY COMPANIES
   ---------------------------------------------------------------
   IAMGOLD CORP.                                            2.08%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  48.85%

 PRECIOUS METALS AND MINERALS FUNDS


GOLD AND PRECIOUS METALS FUND

 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   KINROSS GOLD CORP.                                       8.15%
     GOLD MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  7.20%
     GOLD MINING
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  6.60%
     GOLD MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           5.65%
     GOLD MINING
   ---------------------------------------------------------------
   BARRICK GOLD CORP.                                       5.19%
     GOLD MINING
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     4.71%
     GOLD MINING
   ---------------------------------------------------------------
   ROYAL GOLD, INC.                                         4.22%
     GOLD ROYALTY COMPANY
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         4.19%
     GOLD MINING
   ---------------------------------------------------------------
   SPDR GOLD TRUST                                          3.96%
     EXCHANGE-TRADED FUND
   ---------------------------------------------------------------
   ANGLOGOLD ASHANTI LTD.                                   3.32%
     GOLD MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  53.19%

 PRECIOUS METALS AND MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                60.38%
   ---------------------------------------------------------------
     United States                                         14.85%
   ---------------------------------------------------------------
     Jersey, Channel Islands                               11.37%
   ---------------------------------------------------------------
     Australia                                              5.57%
   ---------------------------------------------------------------
     South Africa                                           4.06%
   ---------------------------------------------------------------
     Other Foreign                                          3.77%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and is not intended to conform to the classification of economic ties as described in the prospectus. Investments in companies that are economically tied to foreign countries were 88% of total assets at December 31, 2008.


GOLD AND PRECIOUS METALS FUND

 PORTFOLIO PROFILE                                 December 31, 2008

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                43.22%
   ---------------------------------------------------------------
     United States                                         27.23%
   ---------------------------------------------------------------
     South Africa                                          10.91%
   ---------------------------------------------------------------
     Jersey, Channel Islands                                7.95%
   ---------------------------------------------------------------
     Bermuda                                                2.60%
   ---------------------------------------------------------------
     Australia                                              1.98%
   ---------------------------------------------------------------
     Other Foreign                                          6.11%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

 PRECIOUS METALS AND MINERALS FUNDS


 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY
 BASED ON TOTAL INVESTMENTS                        December 31, 2008

                            [Pie Chart]

Senior Gold Producers                        35.0%
Intermediate & Junior Gold Producers         28.4%
Gold/Mineral Exploration & Development       17.7%
Metal & Mineral Mining & Exploration          6.2%
Cash Equivalent                               3.8%
Gold/Mineral Royalty Company                  2.7%
Closed-End and Exchange-Traded Funds          2.2%
Other                                         4.0%



 GOLD AND PRECIOUS METALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY
 BASED ON TOTAL INVESTMENTS                        December 31, 2008

                            [Pie Chart]

Gold Mining                                  74.4%
Cash Equivalent                               9.9%
Closed-End and Exchange-Traded Funds          8.3%
Gold Royalty Company                          4.3%
Other                                         3.1%

 EASTERN EUROPEAN FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The investment objective of the Eastern European Fund (EUROX) is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Eastern Europe.(1)

PERFORMANCE GRAPH

 EASTERN EUROPEAN FUND

                   [Eastern European Fund Graph]

                                                       MSCI Emerging
                       Eastern                        Markets Europe
                       European         S&P 500         10/40 Index
         Date           Fund             Index      (Net Total Return)
         ----         ---------         -------     ------------------

       12/31/98     $ 10,000.00       $ 10,000.00      $ 10,000.00
       01/29/99       10,323.35         10,418.01        10,713.71
       02/26/99        9,401.20         10,094.28        11,066.35
       03/31/99        9,844.31         10,498.03        11,583.95
       04/30/99       10,634.73         10,904.56        12,653.71
       05/28/99       10,874.25         10,647.43        13,030.19
       06/30/99       11,532.93         11,237.86        13,270.42
       07/30/99       11,976.05         10,887.30        14,250.18
       08/31/99       11,688.62         10,833.40        14,506.21
       09/30/99       10,083.83         10,536.78        14,625.69
       10/29/99       10,371.26         11,203.27        14,612.83
       11/30/99       10,754.49         11,431.00        15,505.86
       12/31/99       12,970.06         12,103.84        18,861.39
       01/31/00       13,568.86         11,495.79        18,296.06
       02/29/00       14,227.54         11,278.40        18,649.71
       03/31/00       15,748.50         12,381.04        18,865.97
       04/28/00       13,616.77         12,008.68        18,209.92
       05/31/00       12,670.66         11,762.92        17,514.14
       06/30/00       11,832.34         12,052.96        16,175.38
       07/31/00       11,892.22         11,864.69        15,911.09
       08/31/00       12,359.28         12,601.24        15,035.79
       09/29/00       11,041.92         11,936.15        14,278.06
       10/31/00       10,562.87         11,885.52        13,775.71
       11/30/00        9,245.51         10,949.15        10,956.38
       12/31/00       10,191.62         11,002.87        12,311.51
       01/31/01       11,029.94         11,393.00        12,924.79
       02/28/01       10,263.47         10,354.84        10,871.17
       03/30/01       10,059.88          9,699.22        10,067.07
       04/30/01       10,514.97         10,452.35        11,370.66
       05/31/01       11,077.84         10,522.47        11,039.09
       06/30/01       11,401.20         10,266.46        10,540.16
       07/31/01       10,922.16         10,165.36         9,469.06
       08/31/01       10,802.40          9,529.63         9,411.02
       09/30/01        9,976.05          8,760.15         7,855.28
       10/31/01       11,041.92          8,927.29         9,171.27
       11/30/01       11,724.55          9,611.90        10,344.32
       12/31/01       12,167.66          9,696.16        11,316.97
       01/31/02       13,185.63          9,554.74        12,295.47
       02/28/02       13,029.94          9,370.43        11,152.62
       03/31/02       14,203.59          9,722.85        12,201.60
       04/30/02       15,341.32          9,133.59        12,848.25
       05/31/02       15,568.86          9,066.30        12,474.86
       06/30/02       14,622.75          8,420.42        10,935.71
       07/31/02       13,724.55          7,764.09        10,305.23
       08/31/02       14,443.11          7,815.07        10,554.74
       09/30/02       14,263.47          6,965.72        10,138.83
       10/31/02       15,245.51          7,578.83        11,215.77
       11/30/02       16,419.16          8,024.91        12,421.69
       12/31/02       16,383.23          7,553.46        11,689.52
       01/31/03       15,868.26          7,355.59        11,484.24
       02/28/03       16,395.21          7,245.23        12,068.77
       03/31/03       15,784.43          7,315.57        11,212.34
       04/30/03       17,760.48          7,918.16        13,355.39
       05/31/03       19,473.05          8,335.35        14,897.37
       06/30/03       19,556.89          8,441.67        15,037.77
       07/31/03       19,293.41          8,590.52        14,958.19
       08/31/03       21,221.56          8,758.05        16,835.90
       09/30/03       22,658.68          8,665.04        17,693.82
       10/31/03       23,281.44          9,155.22        17,955.62
       11/30/03       24,047.90          9,235.77        17,879.00
       12/31/03       26,434.44          9,720.13        20,148.77
       01/31/04       28,316.29          9,898.54        20,734.76
       02/29/04       30,981.21         10,036.12        22,396.11
       03/31/04       33,128.30          9,884.72        24,374.18
       04/30/04       29,996.07          9,729.55        21,440.99
       05/31/04       29,655.07          9,863.06        20,552.63
       06/30/04       30,324.45         10,054.85        21,116.59
       07/31/04       29,554.03          9,722.07        20,561.97
       08/31/04       31,019.10          9,761.39        21,721.85
       09/30/04       33,785.05          9,867.12        23,513.92
       10/31/04       35,881.62         10,017.86        25,019.61
       11/30/04       37,675.07         10,423.20        25,615.33
       12/31/04       40,277.57         10,777.89        27,308.78
       01/31/05       40,724.23         10,515.18        27,866.54
       02/28/05       45,703.09         10,736.46        31,903.37
       03/31/05       40,829.32         10,546.34        28,581.91
       04/30/05       37,939.22         10,346.32        26,999.96
       05/31/05       38,871.93         10,675.53        27,617.98
       06/30/05       41,407.34         10,690.69        29,329.58
       07/31/05       45,584.86         11,088.25        32,283.77
       08/31/05       49,525.91         10,987.08        35,200.74
       09/30/05       55,161.62         11,076.07        39,205.95
       10/31/05       50,747.64         10,891.42        35,841.38
       11/30/05       54,885.75         11,303.35        38,961.87
       12/31/05       56,704.25         11,307.29        40,426.25
       01/31/06       65,690.80         11,606.68        45,938.33
       02/28/06       67,485.24         11,638.17        48,205.71
       03/31/06       65,590.31         11,783.04        46,734.13
       04/30/06       72,035.93         11,941.26        51,710.62
       05/31/06       60,666.37         11,597.58        44,807.77
       06/30/06       59,101.62         11,613.31        44,863.24
       07/31/06       62,633.08         11,684.95        47,984.42
       08/31/06       64,370.09         11,962.97        48,586.96
       09/30/06       61,929.66         12,271.26        46,708.69
       10/31/06       66,494.71         12,671.13        50,359.39
       11/30/06       70,987.98         12,912.08        54,217.68
       12/31/06       75,295.99         13,093.21        57,282.98
       01/31/07       74,335.75         13,291.22        56,467.44
       02/28/07       72,945.06         13,031.26        55,847.15
       03/31/07       78,127.04         13,177.01        59,357.25
       04/30/07       79,865.41         13,760.69        61,118.44
       05/31/07       78,358.82         14,240.87        59,941.67
       06/30/07       83,689.81         14,004.29        63,816.24
       07/31/07       87,762.55         13,570.08        66,830.47
       08/31/07       84,203.04         13,773.50        63,918.53
       09/30/07       91,404.83         14,288.61        70,037.84
       10/31/07       98,904.63         14,515.90        76,729.74
       11/30/07       95,792.13         13,909.04        74,836.90
       12/31/07      100,041.21         13,812.53        76,840.50
       01/31/08       85,256.70         12,984.03        64,267.09
       02/28/08       88,506.48         12,562.23        67,878.45
       03/31/08       85,477.36         12,507.99        66,264.23
       04/30/08       89,349.02         13,117.16        68,257.13
       05/31/08       98,636.98         13,287.07        75,568.70
       06/30/08       91,294.88         12,166.92        69,467.96
       07/31/08       85,517.48         12,064.64        66,391.78
       08/31/08       75,106.13         12,239.16        58,183.10
       09/30/08       59,338.66         11,148.56        46,100.22
       10/31/08       38,215.06          9,276.16        30,398.94
       11/30/08       31,715.49          8,610.55        25,723.28
       12/31/08       30,812.77          8,702.17        25,490.08

 AVERAGE ANNUAL PERFORMANCE                      For the Periods Ended
                                                     December 31, 2008

                             Two Month  One Year  Five Year   Ten Year
Eastern European Fund        (19.37)%   (69.20)%    3.11%      11.90%
----------------------------------------------------------------------
S&P 500 Index                 (6.19)%   (37.00)%   (2.19)%     (1.38)%
----------------------------------------------------------------------
MSCI Emerging Markets
 Europe 10/40 Index
 (Net Total Return)          (16.15)%   (66.83)%    4.81%       9.80%

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The MSCI Emerging
Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech
Republic, Hungary, Poland, Russia, and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents' weights in the parent index. The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.

The Adviser has agreed to limit the fund's total operating expenses to 2.25% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 EASTERN EUROPEAN FUND


THE TWO-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The situation in Russia began to deteriorate in July 2008 when Prime Minister Putin criticized steel and coal producer Mechel(2) for selling coal on the international market at a price lower than in Russia. The subsequent Russian incursion into the Georgian territories of South Ossetia and Abkhazia gave investors an additional excuse to avoid the country. A significant weakening of the ruble gave investors another reason to shy away from the Russian market despite compelling valuations.

The price of crude oil, from which Russia derives a significant portion of its export revenue, declined significantly in the second half of 2008. This caused deterioration of market conditions in the country that spread to other sectors. Turkey, on the other hand, was a beneficiary of lower energy and materials prices, and this was reflected in the positive contribution to the performance of the fund.

INVESTMENT HIGHLIGHTS

As the fund is focused on relatively few securities (typically it holds shares in 30 to 40 companies), the performance of an individual holding can have a significant impact on overall fund performance.

The fund had a negative return of 19.37 percent for the two-month period ending December 31, 2008, compared to a total return of negative 6.19 percent for the S&P 500 Index and negative 16.15 percent for the MSCI Emerging Markets Europe 10/40 (Net Total Return) Index, the fund's benchmark.

The fund's portfolio allocation is driven by country and sector investment themes, combined with bottom-up stock selection criteria that is based on sales growth, return on common equity, free cash flow to equity, and price to book ratio. The fund invests at least 25 percent of its total assets in companies involved in the oil, gas or banking industries.

Russian equities comprised the largest component of the fund and were the main reason for the underperformance compared to the MSCI index for the reasons discussed above. Fund holdings that underperformed tended to be concentrated in the energy and materials sectors, which were negatively impacted by falling demand and prices. Fund holdings that underperformed during the two-month period under review included natural gas producer Gazprom OAO(3) and fertilizer maker Uralkali.(4) Russian telecom companies also underperformed, with Vimple-Communications(5) leading the decline.

 EASTERN EUROPEAN FUND



Turkey, the second-largest country exposure in the fund, fared better. Turkish banks led the advance on mild inflation news and a stand-by loan guarantee by the International Monetary Fund. In the November-December period, the best performer for the fund was the leasing company Finans Finansal Kiralama a.s.,(6) followed by mobile phone operator Turkcell Iletisim Hizmetleri a.s.(7) We continue to look for quality names in the Turkish market, one of the most attractive in terms of valuations, but we remain vigilant about political risks in that country.

The Czech Republic, with the third-largest weighting in the fund, was down 2.1 percent in the two-month period. We have underweighted Hungary relative to the index base on a view that the country's economy is poised to slip into recession next year. Poland was another country that was relatively underweight in the fund.

The fund reduced its exposure to the real estate sector in anticipation of continued lack of demand for commercial and residential properties. We also trimmed exposure to the financial sector in light of ruble depreciation and its impact on banks. We have added positions in the Russian steel sector in anticipation that it will be one of the early beneficiaries of government stimulus, rebounding export prices and lower-cost raw materials.

U.S. Global Investors restructured its relationship with subadviser Charlemagne Capital (IOM) Limited regarding the management of the Eastern European Fund. U.S. Global assumed day-to-day management of the fund from Charlemagne Capital on November 7, 2008.

CURRENT OUTLOOK

The short-term outlook for Eastern Europe and other emerging markets is hard to predict with any degree of certainty. The world's financial markets are still in turmoil and economic activity is slowing around the globe. Governments are working to stabilize markets and economies, though the extent to which they will succeed is as yet unknown. The longer term outlook, however, remains encouraging. Russia, the driving force of the region, remains largely underdeveloped and has an enormous need for better housing, transport and other infrastructure. We expect demand for its massive natural resources to recover when global growth resumes. And from Turkey to Kazakhstan, the desire of consumers to catch up with the lifestyles of their western counterparts remains as powerful as ever. These trends give companies operating in the region every chance to grow earnings and thus share price.

 EASTERN EUROPEAN FUND


In addition, the current depressed state of world stock markets means that valuations, on both an historical and comparative basis, have rarely been more attractive. Most of the region's stock markets are trading at less than 10 times 2008 earnings, with some (notably Russia and Turkey) trading on less than five times 2008 earnings. In the past, such low valuations have proved to be attractive entry points into markets. They more than discount even the most gloomy of economic predictions over the year ahead. There is, therefore, reason to be optimistic over the longer term.

(1)The following countries are considered to be in the Eastern
   European region: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia,
   Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia,
   Slovakia, Slovenia, Turkey and Ukraine.

(2)The fund did not hold this security as of December 31, 2008.

(3)This security comprised 9.13% of the fund's total net assets as of December 31, 2008.

(4)This security comprised 1.89% of the fund's total net assets as of December 31, 2008.

(5)This security comprised 4.69% of the fund's total net assets as of December 31, 2008.

(6)This security comprised 1.21% of the fund's total net assets as of December 31, 2008.

(7)This security comprised 4.23% of the fund's total net assets as of December 31, 2008.


 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                        December 31, 2008

                             [Pie Chart]

Russian Federation                 45.8%
Turkey                             16.9%
Czech Republic                     10.5%
Poland                              5.9%
Kazakhstan                          5.8%
Hungary                             4.7%
United States                       4.4%
Other                               6.0%

* Country distribution shown is based on domicile and the locale of company operations may be different.

 EASTERN EUROPEAN FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   GAZPROM OAO                                              9.27%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   LUKOIL                                                   7.72%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SBERBANK RF                                              7.02%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------
   CEZ A.S.                                                 6.79%
     ELECTRIC UTILITY
   ---------------------------------------------------------------
   TURKIYE GARANTI BANKASI A.S.                             6.13%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------
   KAZMUNAIGAS EXPLORATION PRODUCTION                       5.75%
     OIL & GAS EXPLORATION & PRODUCTION
   ---------------------------------------------------------------
   ROSNEFT OIL CO. OJSC                                     5.01%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   VIMPEL-COMMUNICATIONS                                    4.76%
     COMMUNICATIONS
   ---------------------------------------------------------------
   OTP BANK NYRT.                                           4.67%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------
   TURKCELL ILETISIM HIZMETLERI A.S.                        4.29%
     WIRELESS TELECOMMUNICATION SERVICES
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  61.41%


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2008

   DIVERSIFIED BANKS                                       26.20%
   OIL & GAS - INTEGRATED                                  22.00%
   OIL & GAS EXPLORATION & PRODUCTION                      12.18%
   COMMUNICATIONS                                           8.57%
   ELECTRIC UTILITY                                         6.79%

 GLOBAL EMERGING MARKETS FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The investment objective of the Global Emerging Markets Fund (GEMFX) is to achieve long-term capital growth by investing in a non-diversified portfolio of the equity securities of companies located in or with a significant business presence in emerging countries.(1)

PERFORMANCE GRAPH

 GLOBAL EMERGING MARKETS FUND

                [Global Emerging Markets Fund Graph]

                                                            MSCI Emerging
                      Global Emerging         S&P 500       Markets Total
           Date         Markets Fund           Index       Net Return Index
           ----       ---------------         -------      ----------------

        2/24/2005       $ 10,000.00         $ 10,000.00       $ 10,000.00
        2/28/2005         10,180.00           10,029.62         10,196.56
        3/31/2005          9,370.00            9,852.10          9,522.68
        4/30/2005          9,020.00            9,664.91          9,267.07
        5/31/2005          9,190.00            9,972.25          9,589.64
        6/30/2005          9,440.00            9,986.21          9,915.45
        7/31/2005         10,230.00           10,357.70         10,608.51
        8/31/2005         10,520.00           10,263.44         10,699.37
        9/30/2005         11,470.00           10,346.58         11,695.59
       10/31/2005         10,650.00           10,173.79         10,931.16
       11/30/2005         11,440.00           10,558.36         11,835.44
       12/31/2005         12,298.06           10,561.53         12,534.99
        1/31/2006         13,908.39           10,841.41         13,935.03
        2/28/2006         13,764.80           10,870.68         13,918.54
        3/31/2006         13,805.82           11,005.47         14,041.19
        4/30/2006         14,759.72           11,152.95         15,040.99
        5/31/2006         13,077.58           10,831.74         13,465.14
        6/30/2006         12,995.53           10,846.91         13,432.22
        7/31/2006         13,251.95           10,914.16         13,624.53
        8/31/2006         13,672.48           11,173.92         13,971.64
        9/30/2006         13,569.91           11,462.20         14,087.99
       10/31/2006         14,287.90           11,835.87         14,756.92
       11/30/2006         15,241.79           12,060.75         15,853.90
       12/31/2006         16,305.69           12,229.60         16,567.76
        1/31/2007         16,206.06           12,414.27         16,389.35
        2/28/2007         16,128.57           12,170.95         16,292.08
        3/31/2007         16,593.50           12,307.26         16,940.86
        4/30/2007         17,301.96           12,852.48         17,725.17
        5/31/2007         17,910.80           13,300.96         18,603.10
        6/30/2007         18,729.95           13,079.99         19,475.14
        7/31/2007         20,091.53           12,674.45         20,502.70
        8/31/2007         19,615.53           12,864.44         20,066.98
        9/30/2007         21,785.19           13,345.56         22,283.04
       10/31/2007         24,220.53           13,557.84         24,768.06
       11/30/2007         22,183.70           12,991.03         23,012.33
       12/31/2007         22,722.72           12,900.90         23,093.03
        1/31/2008         19,244.61           12,127.08         20,211.25
        2/29/2008         20,151.36           11,733.12         21,703.09
        3/31/2008         18,635.61           11,682.45         20,554.58
        4/30/2008         20,219.02           12,251.42         22,222.67
        5/31/2008         20,584.43           12,410.12         22,634.92
        6/30/2008         18,567.94           11,363.89         20,377.38
        7/31/2008         17,038.66           11,268.37         19,608.75
        8/31/2008         15,116.90           11,431.37         18,042.48
        9/30/2008         12,044.80           10,412.75         14,885.04
       10/31/2008          8,038.89            8,663.93         10,811.31
       11/30/2008          6,983.28            8,042.25          9,997.46
       12/31/2008          7,267.85            8,127.82         10,777.19

 AVERAGE ANNUAL PERFORMANCE                          For the Periods Ended
                                                         December 31, 2008

                                          Two Month   One Year   Inception
  Global Emerging Markets Fund
    (Inception 2/24/05)                    (9.59)%    (68.02)%    (7.95)%
  ------------------------------------------------------------------------
  S&P 500 Index                            (6.19)%    (37.00)%    (5.24)%
  ------------------------------------------------------------------------
  MSCI Emerging Markets
    Total Net Return Index                 (0.32)%    (53.33)%     1.96%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The MSCI Emerging Markets
  Total Net Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in emerging market countries on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.

  The Adviser has agreed to limit the fund's total operating expenses to 2.50% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.
                                                                  57

 GLOBAL EMERGING MARKETS FUND


THE TWO-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

When China began reporting its monthly macro economic figures, it became clear that the nation's economy had slowed. Inflation (as measured by the CPI) was the primary focus of the government for most of 2008, but in the final months of the year, inflation concerns cooled off and the government began to focus on growth by cutting interest rates and introducing a massive RMB 4 trillion stimulus package that would focus on infrastructure building.

Hong Kong and South Korea are the largest and third-largest weightings in the fund, and both officially entered recession. Hong Kong's economy is closely tied to that of China. In South Korea, the government proposed a stimulus package to lessen the impact of the recession.

The situation in Russia began to deteriorate in July when Prime Minister Putin criticized Mechel,(2) a steel and coal producer, for selling coal on the international market at a price lower than in Russia. The Russian incursion into the Georgian territories of South Ossetia and Abkhazia gave investors an additional excuse to avoid the country, as did the weakening of the ruble by 14 percent between October and December. The price of crude oil, from which Russia derives a significant portion of its export revenue, declined significantly during 2008, which caused deterioration of market conditions in the country and spread to other sectors.

INVESTMENT HIGHLIGHTS

As the fund is focused on a relatively few securities (typically the fund holds shares in 60 to 80 companies), the performance of an individual holding can have a significant impact on the performance of the fund as a whole.

The fund had a negative return of 9.59 percent for the two-month period ending December 31, 2008, compared to a total return of negative 6.19 percent for the S&P 500 Index and negative 0.32 percent for the MSCI Emerging Markets Total Net Return Index, the fund's benchmark. The underperformance stems primarily from underweighting the energy sector in the fund and overweighting the telecom and information technology sector during the period.

The fund's portfolio allocation is driven by country and sector investment themes, combined with bottom up stock selection criteria that is based on sales growth, return on common equity, free cash flow to equity, and price to book ratio.

 GLOBAL EMERGING MARKETS FUND


The bright spots were in China and Hong Kong, which had a combined 26 percent weighting in the fund at December 31, 2008. In this market, Shenzhen International Holdings Ltd.(3) and China Grand Forestry Green Resources Group Ltd.(4) were two of the best performers, returning 31 percent and 25 percent for the two-month period, respectively. China Mobile Ltd.,(5) which was the fund's largest holding at December 31, 2008, returned 16 percent for the period. The fund also had a positive impact from South Africa, which accounted for 8 percent of the fund. Anglogold Ashanti Ltd.(6) was one of the best performers from this country.

South Korea was the third largest country weighting at December 31, 2008, at 11 percent. Samsung Electronics Co., Ltd.,(7) down 11 percent in November-December, was one of the weakest performers. The fund's exposure to India, at 7 percent, was adversely impacted by a 40 percent price decline in the IT provider Satyam Computer Services Ltd.(8)

The biggest price declines in the fund came in Russia, which accounted for 9 percent of the allocation. The coal miner Raspadskaya(9) and the mobile operator Vimpel-Communications(10) were the weakest performers, losing just over 50 percent of their respective values in the two-month period. The sentiment was particularly bearish in Russia in the fourth quarter of 2008 in light of lower commodities prices, political instability and the weakening ruble.

Brazil, which had an 8 percent weighting, was up 0.8 percent in November-December 2008. Positive momentum came from M&A activity in the banking sector following an acquisition of Unibanco(11) by Banco Itau.(2) This was followed by an acquisition of Banco Nossa Caixa S.A.,(2) whose shares skyrocketed by 111 percent, by Banco do Brasil.(2) However, the performance of the Brazilian bourse was uneven, with some commodity-related stocks declining due to lower commodities prices.

We adjusted our portfolio allocations during the period, increasing sector weights in energy, power, and materials, and reducing the exposure to telecom.

U.S. Global Investors restructured its relationship with subadviser Charlemagne Capital (IOM) Limited regarding the management of the Global Emerging Markets Fund. U.S. Global assumed day-to-day management of the fund on November 7, 2008.

CURRENT OUTLOOK

The short-term outlook for emerging markets remains especially difficult and is hard to predict with any degree of certainty. The world's financial markets are still in turmoil and economic activity is slowing around the

 GLOBAL EMERGING MARKETS FUND


globe. Government attempts at stability are in progress, though the extent to which they will succeed is as yet unknown.

The longer term outlook, however, remains encouraging. The BRIC nations -- Brazil, Russia, India and China - are all still largely underdeveloped and have enormous pent-up need for better housing, transport and other infrastructure. The demand for natural resources will likely recover over time given the demand that remains in place across the region. Elsewhere, from Mexico to Malaysia, the desire on the part of consumers to catch up with the lifestyles of the West remains as powerful as ever, and it is in the interests of democratic governments to work toward fulfilling such desires. These trends give companies operating in emerging markets a good chance of growing earnings significantly with a consequent impact on their share prices.

In addition, the current depressed state of world stock markets means that valuations, on both an historical and comparative basis, have rarely been more attractive. Many of the region's stock markets are trading at less than 10 times 2008 earnings, while Russia and Turkey are trading at less than five times 2008 earnings. In the past, such low valuations have proved to be attractive entry points into markets. They more than discount even the gloomiest of economic predictions over the year ahead. There is, therefore, reason to be optimistic over the longer term.

 (1)Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development or included in the MSCI Emerging Markets Index.

 (2)The fund did not hold this security as of December 31, 2008.

 (3)This security comprised 1.53% of the fund's total net assets as of December 31, 2008.

 (4)This security comprised 1.45% of the fund's total net assets as of December 31, 2008.

 (5)This security comprised 6.73% of the fund's total net assets as of December 31, 2008.

 (6)This security comprised 1.97% of the fund's total net assets as of December 31, 2008.

 (7)This security comprised 5.58% of the fund's total net assets as of December 31, 2008.

 (8)This security comprised 0.98% of the fund's total net assets as of December 31, 2008.

 (9)This security comprised 0.48% of the fund's total net assets as of December 31, 2008.

(10)This security comprised 0.47% of the fund's total net assets as of December 31, 2008.

(11)This security comprised 2.01% of the fund's total net assets as of December 31, 2008.

 GLOBAL EMERGING MARKETS FUND


 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                        December 31, 2008

                             [Pie Chart]

Hong Kong                                   13.8%
People's Republic of China                  12.6%
Korea, Republic Of                          10.7%
Russian Federation                           8.6%
Brazil                                       8.2%
South Africa                                 7.5%
Mexico                                       7.3%
India                                        6.6%
Taiwan                                       5.8%
Cayman Islands                               3.9%
Turkey                                       2.3%
Other                                       12.7%

* Country distribution shown is based on domicile and the locale of company operations may be different.

 GLOBAL EMERGING MARKETS FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   CHINA MOBILE LTD.                                        7.08%
     COMMUNICATIONS
   ---------------------------------------------------------------
   SAMSUNG ELECTRONICS CO., LTD.                            5.88%
     SEMICONDUCTORS
   ---------------------------------------------------------------
   INDUSTRIAL AND COMMERCIAL BANK OF CHINA LTD.             4.55%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------
   AMERICA MOVIL SAB DE C.V.                                3.91%
     COMMUNICATIONS
   ---------------------------------------------------------------
   METAGE SPECIAL EMERGING MARKETS FUND LTD.                3.86%
     CLOSED-END FUND
   ---------------------------------------------------------------
   KB FINANCIAL GROUP, INC.                                 3.23%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------
   SASOL LTD.                                               3.12%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SHIMAO PROPERTY HOLDINGS LTD.                            3.05%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   GAZPROM OAO                                              2.50%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SILICONWARE PRECISION INDUSTRIES CO.                     2.41%
     SEMICONDUCTORS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  39.59%


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2008

   DIVERSIFIED BANKS                                       18.52%
   COMMUNICATIONS                                          14.98%
   SEMICONDUCTORS                                           8.63%
   OIL & GAS - INTEGRATED                                   8.00%
   GOLD MINING                                              3.16%

 CHINA REGION FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Fund (USCOX) seeks capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Korea, Taiwan and other Asian countries.(1) The fund emphasizes a long-term growth approach over current income.

PERFORMANCE GRAPH

 CHINA REGION FUND

                     [China Region Fund Graph]

                                             MSCI All Country
                                                Far East
                           China Region         Free ex
            Date               Fund           Japan Index
            ----               ----           -----------

          12/31/98         $ 10,000.00        $ 10,000.00
          01/29/99            8,750.00           9,658.80
          02/26/99            8,697.92           9,471.13
          03/31/99            9,635.42          10,501.64
          04/30/99           11,640.63          12,913.31
          05/28/99           11,354.17          12,315.45
          06/30/99           14,531.25          14,430.48
          07/30/99           13,802.08          13,852.56
          08/31/99           13,880.21          14,064.80
          09/30/99           13,151.04          12,926.49
          10/29/99           13,020.83          13,534.97
          11/30/99           14,427.08          14,872.88
          12/31/99           15,572.92          15,940.07
          01/31/00           15,651.04          15,576.91
          02/29/00           16,692.71          14,740.25
          03/31/00           17,343.75          15,400.97
          04/28/00           15,572.92          14,128.87
          05/31/00           14,739.58          12,962.26
          06/30/00           15,911.46          13,547.81
          07/31/00           15,989.58          13,043.52
          08/31/00           15,651.04          12,866.86
          09/29/00           14,348.96          11,364.65
          10/31/00           13,072.92          10,464.75
          11/30/00           12,369.79           9,931.30
          12/31/00           12,632.81           9,902.57
          01/31/01           13,160.28          11,227.01
          02/28/01           12,500.95          10,676.36
          03/30/01           12,395.45           9,506.96
          04/30/01           12,896.55           9,521.30
          05/31/01           13,318.52           9,428.07
          06/30/01           12,975.67           9,213.84
          07/31/01           11,894.36           8,846.33
          08/31/01           10,971.29           8,687.01
          09/30/01            9,731.75           7,293.82
          10/31/01           10,100.98           7,658.72
          11/30/01           10,813.05           8,702.02
          12/31/01           10,971.29           9,488.03
          01/31/02           11,235.03           9,870.17
          02/28/02           11,103.16           9,885.57
          03/31/02           11,657.00          10,584.10
          04/30/02           11,973.48          10,709.29
          05/31/02           11,947.11          10,463.54
          06/30/02           11,551.51           9,887.31
          07/31/02           10,786.68           9,505.70
          08/31/02           10,391.08           9,279.17
          09/30/02            9,520.76           8,208.06
          10/31/02            9,599.88           8,644.08
          11/30/02           10,048.23           9,068.28
          12/31/02            9,626.26           8,439.62
          01/31/03            9,916.36           8,539.17
          02/28/03            9,916.36           8,120.00
          03/31/03            9,494.39           7,730.76
          04/30/03            9,547.14           7,975.64
          05/31/03           10,628.44           8,626.17
          06/30/03           10,997.67           9,112.36
          07/31/03           12,026.23           9,872.01
          08/31/03           12,949.29          10,568.99
          09/30/03           13,371.27          10,594.67
          10/31/03           15,665.74          11,484.63
          11/30/03           16,114.09          11,300.92
          12/31/03           17,436.47          11,880.68
          01/31/04           17,542.79          12,648.34
          02/29/04           18,526.25          13,103.00
          03/31/04           17,914.91          12,806.75
          04/30/04           16,107.47          12,030.54
          05/31/04           16,027.73          11,700.01
          06/30/04           15,575.87          11,566.18
          07/31/04           15,416.39          11,220.05
          08/31/04           15,549.29          11,767.17
          09/30/04           16,612.49          12,147.48
          10/31/04           16,639.07          12,191.51
          11/30/04           17,702.27          13,225.49
          12/31/04           18,170.53          13,571.61
          01/31/05           17,572.10          13,649.97
          02/28/05           19,176.98          14,413.10
          03/31/05           18,578.55          13,709.50
          04/30/05           18,252.14          13,535.60
          05/31/05           18,007.32          13,792.84
          06/30/05           18,687.36          14,077.31
          07/31/05           19,367.39          14,939.31
          08/31/05           19,258.59          14,395.43
          09/30/05           20,319.44          15,086.13
          10/31/05           19,095.38          14,131.96
          11/30/05           19,965.82          15,125.14
          12/31/05           21,564.83          15,995.45
          01/31/06           23,824.53          17,111.61
          02/28/06           23,545.56          17,048.41
          03/31/06           25,191.51          17,205.70
          04/30/06           26,893.26          18,403.31
          05/31/06           25,107.82          17,093.65
          06/30/06           24,298.79          16,951.36
          07/31/06           24,047.71          16,912.79
          08/31/06           24,270.89          17,329.11
          09/30/06           24,689.36          17,807.14
          10/31/06           25,498.39          18,261.94
          11/30/06           27,423.32          19,697.42
          12/31/06           29,722.64          20,549.24
          01/31/07           29,269.29          20,188.49
          02/28/07           28,815.94          20,337.14
          03/31/07           29,609.30          20,734.98
          04/30/07           30,799.34          21,445.04
          05/31/07           33,462.76          22,572.69
          06/30/07           35,559.49          23,762.28
          07/31/07           37,996.24          25,421.83
          08/31/07           39,497.96          25,062.43
          09/30/07           47,119.87          27,933.63
          10/31/07           54,118.43          30,709.20
          11/30/07           47,176.54          27,814.86
          12/31/07           45,562.06          27,407.57
          01/31/08           38,516.75          23,588.51
          02/28/08           39,732.69          25,186.12
          03/31/08           35,262.31          23,828.47
          04/30/08           37,336.57          25,632.24
          05/31/08           36,299.44          24,919.61
          06/30/08           32,508.56          22,118.85
          07/31/08           31,042.28          21,627.83
          08/31/08           28,610.40          19,936.08
          09/30/08           24,604.94          16,622.57
          10/31/08           20,027.28          12,681.90
          11/30/08           18,882.86          11,967.83
          12/31/08           19,991.51          13,166.15

 AVERAGE ANNUAL PERFORMANCE                       For the Periods Ended
                                                      December 31, 2008

                               Six Month  One Year  Five Year  Ten Year
China Region Fund              (38.50)%   (56.12)%    2.77%      7.17%
-----------------------------------------------------------------------
Hang Seng Composite Index      (34.43)%   (47.32)%    7.61%       n/a
-----------------------------------------------------------------------
MSCI All Country Far East Free
  ex Japan Index*              (40.48)%   (51.96)%    2.07%      2.79%

* These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on the Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The MSCI All Country Far
East Free ex Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Far East, excluding Japan. The index consists of the following developed and emerging market country indices: China, Hong Kong, Indonesia, Korea, Malaysia, New Zealand, Philippines,
Singapore, Taiwan and Thailand. The returns for the indexes reflect no deduction for fees, expenses or taxes.

The Adviser has agreed to limit the fund's total operating expenses to 2.00% on an annualized basis through September 30, 2009; however, the limitation may be revised at any time by the funds' Board of Trustees.

Please visit our website at usfunds.com for updated performance information for different time periods.

 CHINA REGION FUND


THE SIX-MONTH PERIOD IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

China's economy showed signs of significantly slowing down for the six months ended December 31, 2008. Third quarter GDP was 9 percent, which was the first quarter in nearly three years that the growth rate was less than 10 percent. Expectations are for even further weakness for the fourth quarter of 2008.

The Chinese government was quick to try to slow down a runaway economy, and it has moved just as quickly in response to the current weakness. China has reduced interest rates five times to its current level of 5.31 percent. It also reduced the required reserve ratio to
15.5 percent in order to increase liquidity in the banking system.

Fixed asset investment (FAI) averaged 27 percent growth from July through November (December figures not yet released), as the government intended for FAI to make up for export slowdowns. Exports averaged 13.9 percent growth over the six months, but became a drag on GDP growth in the last two months as exports fell in November and December compared to a year earlier. Although a slowdown in exports was expected, the magnitude and speed of the decline was surprising. Another contributor to China's growth is domestic consumption -- retail sales were fairly stable at 21.9 percent growth during the time period.

Despite moves to increase the liquidity within the financial markets, money supply as measured by M2(2) averaged 15.9 percent growth during the time period, in line with the government target of 16 percent. M1(2) money supply growth averaged 9.9 percent, indicating that liquidity was not a major concern of individuals.

The performance of the various sectors in the Hang Seng Composite
Index (HSCI), the fund's benchmark, was all negative during the six months. Utilities, telecom and consumer goods declined the least, while materials, energy and services declined the most.

INVESTMENT HIGHLIGHTS

OVERVIEW

The fund returned a negative 38.50 percent for the six-month time period, compared to a negative 34.43 percent return for the HSCI.

The fund was defensively positioned with above average cash levels for much of the time period, but upon China's announcement of a massive

 CHINA REGION FUND


stimulus program totaling 4 trillion RMB, interest in China-related stocks rose and the fund's higher cash position contributed to performance below its benchmark.

STRENGTHS

* Companies doing business in China that were winners for the fund included Zijin Mining Group Co., Ltd.,(3) China Mobile Ltd.,(4)
  China Overseas Land & Investment Ltd.(5) and China Resources Land
  Ltd.(6)

* The Chinese B-share markets performed the worst over the six months. The fund had no exposure in these stocks.

* Since South Korea did not perform well overall during the period, the fund benefited from being under-represented in this market compared to the benchmark. The fund's investment in this region, KT&G Corp.,(7) a seller of tobacco products, performed relatively well.

WEAKNESSES

* The price volatility in the markets provided a very good trading environment, but a bad one for investing. It is not clear that the environment for investing has improved.

* Financial stocks were another source of weakness over concerns about rising credit losses and a poor environment for lending in general. While the fund was underweight in this sector relative to the benchmark, the exposure that the fund did have to financials was a source of negative return for the period. Stocks that the fund held that underperformed include Industrial & Commercial Bank of China Ltd.(8) and China Construction Bank Corp.(9)

 CHINA REGION FUND


                SECTOR WEIGHTINGS--CHINA REGION FUND
                   AND HANG SENG COMPOSITE INDEX
             (% OF INVESTMENTS AS OF DECEMBER 31, 2008)

                                           HANG SENG
                            CHINA REGION   COMPOSITE     OVER
                                FUND         INDEX     (UNDER)
                             % WEIGHTS     % WEIGHTS   % WEIGHT
SECTORS                     ------------   ---------   --------
Financial                       26.8          47.6      (20.8)
Industrials                     21.5          11.6        9.9
Oil & Resources                 18.9           8.7       10.2
Consumer                        14.9           5.3        9.6
Telecommunications               6.1          20.1      (14.0)
Utilities                        4.6           4.6        0.0
Technology                       4.5           2.1        2.4
Cash Equivalent                  2.7           0.0        2.7
                               -----         -----      -----
    TOTAL                      100.0         100.0        0.0
                               =====         =====      =====

               COUNTRY WEIGHTINGS--CHINA REGION FUND
             (% OF INVESTMENTS AS OF DECEMBER 31, 2008)

                                                    CHINA REGION
                                                        FUND
                                                     % WEIGHTS
COUNTRY*                                            ------------
People's Republic of China                              54.4
Hong Kong                                               37.0
United States                                            3.1
Korea, Republic of                                       1.7
Other Foreign                                            3.8
                                                       -----
    TOTAL                                              100.0
                                                       =====

* Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus.


At the start of the time period, the fund was properly positioned by taking a defensive stance. Being underweight in energy and materials proved to be the right move for most of the time period, until the announcement of a very large stimulus package by the Chinese government in mid-November, which proved to be beneficial to the materials sector.

Given the sharp sell-off in China stocks, valuations have become very attractive. We are not expecting any more tightening policies and inflation should continue to trend downward in 2009. China has the luxury of a

 CHINA REGION FUND


large current account surplus as well as strong foreign exchange reserves. This will allow the country to invest its way out of the current growth slowdown.

The fund is actively managed, and holding period is not generally a consideration in investment decisions. Its portfolio turnover is, and is expected to continue to be, over 100 percent.

CURRENT OUTLOOK

OPPORTUNITIES

* The primary focus in 2008 was inflation. Given the global slowdown, inflation should not be a problem in 2009 and the government can focus on resuscitating growth.

* Although China has cut interest rates five times in the fourth quarter of 2008, its benchmark 1-year lending rate is still high relative to other countries. Therefore, it has the opportunity to cut rates further.

THREATS

* Anti-China rhetoric may heat up as the Obama administration takes over the White House and in light of larger Democratic majorities in Congress.

* Unemployment appears to be picking up, although this is not evident in the "official" numbers. Social unrest could result from high unemployment.

(1)The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People's Republic of China (PRC or China), Bangladesh, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand, and Vietnam.

(2)M1 and M2 are measures of total money supplies. The M1 money supply includes only checkable demand deposits. M2 includes everything in M1 and also savings and other time deposits.

(3)This security comprised 3.20% of the fund's total net assets as of December 31, 2008.

(4)This security comprised 5.29% of the fund's total net assets as of December 31, 2008.

(5)This security comprised 4.40% of the fund's total net assets as of December 31, 2008.

(6)This security comprised 4.84% of the fund's total net assets as of December 31, 2008.

(7)This security comprised 1.63% of the fund's total net assets as of December 31, 2008.

(8)This security comprised 3.46% of the fund's total net assets as of December 31, 2008.

(9)The fund did not hold this security as of December 31, 2008.

 CHINA REGION FUND


 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2008
 (EXCLUDING REPURCHASE AGREEMENTS)

   CHINA MOBILE LTD.                                        5.64%
     CELLULAR TELECOMMUNICATIONS
   ---------------------------------------------------------------
   CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.                 5.24%
     CONSTRUCTION
   ---------------------------------------------------------------
   CHINA RESOURCES LAND LTD.                                5.16%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   CHINA LIFE INSURANCE CO., LTD.                           5.14%
     INSURANCE
   ---------------------------------------------------------------
   CHINA COMMUNICATIONS CONSTRUCTION CO., LTD.              4.86%
     CONSTRUCTION
   ---------------------------------------------------------------
   CHINA OVERSEAS LAND & INVESTMENT LTD.                    4.73%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   TENCENT HOLDINGS LTD.                                    4.52%
     INTERNET
   ---------------------------------------------------------------
   HENGAN INTERNATIONAL GROUP CO., LTD.                     4.48%
     HEALTH & PERSONAL CARE
   ---------------------------------------------------------------
   INDUSTRIAL & COMMERCIAL BANK OF CHINA LTD.               3.69%
     BANKS
   ---------------------------------------------------------------
   BANK OF COMMUNICATIONS CO., LTD.                         3.64%
     BANKS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  47.10%

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2008


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2008


-----------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2008            BEGINNING        ENDING
                                        ACCOUNT VALUE   ACCOUNT VALUE    EXPENSES
                                           JULY 1,       DECEMBER 31,   PAID DURING
                                            2008           2008***      PERIOD*/***
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return               $1,000.00       $1,002.30       $ 3.68
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,021.53       $ 3.72
-----------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS FUND
Based on Actual Fund Return               $1,000.00       $1,006.70       $ 2.38
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,022.84       $ 2.40
-----------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return               $1,000.00       $1,025.50       $ 2.30
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,022.94       $ 2.29
-----------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return               $1,000.00       $1,002.20       $ 3.53
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,021.68       $ 3.57
-----------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return               $1,000.00       $  635.80       $ 7.22
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,016.38       $ 8.89
-----------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return               $1,000.00       $  323.00       $ 3.60
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,019.76       $ 5.50
-----------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return               $1,000.00       $  487.70       $ 4.69
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,018.90       $ 6.36
-----------------------------------------------------------------------------------
GOLD AND PRECIOUS METALS FUND
Based on Actual Fund Return               $1,000.00       $  684.90       $ 5.90
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,018.20       $ 7.07
-----------------------------------------------------------------------------------
CHINA REGION FUND
Based on Actual Fund Return               $1,000.00       $  615.00       $ 8.91
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,014.17       $11.12
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2008            BEGINNING        ENDING
                                        ACCOUNT VALUE   ACCOUNT VALUE    EXPENSES
                                         NOVEMBER 1,     DECEMBER 31,   PAID DURING
                                            2008             2008        PERIOD**
-----------------------------------------------------------------------------------
HOLMES GROWTH FUND
Based on Actual Fund Return               $1,000.00       $  904.50        $2.79
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,005.43        $2.93
-----------------------------------------------------------------------------------
GLOBAL MEGATRENDS FUND
Based on Actual Fund Return               $1,000.00       $  952.60        $3.02
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,005.26        $3.10
-----------------------------------------------------------------------------------
EASTERN EUROPEAN FUND
Based on Actual Fund Return               $1,000.00       $  807.60        $3.17
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,004.85        $3.52
-----------------------------------------------------------------------------------
GLOBAL EMERGING MARKETS FUND
Based on Actual Fund Return               $1,000.00       $  904.10        $3.98
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,004.18        $4.19
-----------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized expense ratios (after reimbursements and offsets) for the six-month period ended December 31, 2008, were 0.73%, 0.47%, 0.45%, 0.70%, 1.75%, 1.08%, 1.25%,
1.39% and 2.19%, respectively, for the U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, Global Resources, World Precious Minerals and Gold and Precious Metals and China Region Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, and then divided by 365 days.

70


  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2008


**These calculations are based on expenses incurred in the most recent fiscal period. The funds' annualized expense ratios (after reimbursements and offsets) for the two-month period ended December 31, 2008, were 1.75%, 1.85%, 2.10% and 2.50%, respectively, for the
Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 61, the number of days in the most recent fiscal period, and then divided by 365 days.

***As detailed in the Notes to Financial Statements, there were several changes in agreements and fees during the six-month period. Had the current fees and expense limitations been in place throughout the entire six-month period, the values in the first table above would be shown as below. The values shown in the second table above would not be affected.

-----------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2008            BEGINNING        ENDING
                                        ACCOUNT VALUE   ACCOUNT VALUE    EXPENSES
                                           JULY 1,       DECEMBER 31,   PAID DURING
                                            2008            2008          PERIOD*
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return               $1,000.00       $1,002.30       $ 3.68
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,021.53       $ 3.72
-----------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS
  FUND
Based on Actual Fund Return               $1,000.00       $1,006.70       $ 2.38
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,022.84       $ 2.40
-----------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return               $1,000.00       $1,025.50       $ 2.30
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,022.94       $ 2.29
-----------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return               $1,000.00       $1,002.20       $ 3.53
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,021.68       $ 3.57
-----------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return               $1,000.00       $  635.80       $ 7.22
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,016.38       $ 8.89
-----------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return               $1,000.00       $  320.88       $ 5.00
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,017.64       $ 7.63
-----------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return               $1,000.00       $  486.44       $ 5.62
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,017.64       $ 7.63
-----------------------------------------------------------------------------------
GOLD AND PRECIOUS METALS FUND
Based on Actual Fund Return               $1,000.00       $  684.35       $ 6.37
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,017.64       $ 7.63
-----------------------------------------------------------------------------------
CHINA REGION FUND
Based on Actual Fund Return               $1,000.00       $  615.96       $ 8.14
Based on Hypothetical 5% Yearly Return    $1,000.00       $1,015.12       $10.16
-----------------------------------------------------------------------------------

                                                                  71

U.S. TREASURY SECURITIES CASH FUND

  PORTFOLIO OF INVESTMENTS                                          December 31, 2008

UNITED STATES
GOVERNMENT                             COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 53.41%                      RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 53.41%
-------------------------------------------------------------------------------------
                               Yield    0.10%   01/02/09  $  5,000,000   $  4,999,986
                               Yield    0.41%   04/02/09    35,000,000     34,963,853
                               Yield    1.03%   06/04/09    10,000,000      9,956,367
                               Yield    1.28%   07/02/09    10,000,000      9,935,794
                               Yield    0.29%   09/15/09     5,000,000      4,989,649

-------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                 64,845,649
-------------------------------------------------------------------------------------
  (cost $64,845,649)

REPURCHASE AGREEMENTS 46.85%

Joint Tri-Party Repurchase Agreements,
  12/31/08, collateralized by U.S.
  Treasury securities held in joint
  tri-party repurchase accounts:

0.01% Morgan Stanley, repurchase
  price $6,000,003                      0.01%   01/02/09     6,000,000      6,000,000
0.02% UBS Financial Services, Inc.,
  repurchase price $20,376,147          0.02%   01/02/09    20,376,124     20,376,124
0.03% Credit Suisse First Boston,
  repurchase price $30,500,051          0.03%   01/02/09    30,500,000     30,500,000

-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                56,876,124
-------------------------------------------------------------------------------------
  (cost $56,876,124)

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.26%                                                 121,721,773
-------------------------------------------------------------------------------------
  (cost $121,721,773)
Other assets and liabilities, net (0.26)%                                    (311,636)
                                                                         ------------

NET ASSETS 100%                                                          $121,410,137
                                                                         ------------


See notes to portfolios of investments and notes to financial statements.

72


U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008


UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 100.02%                    RATE      DATE       AMOUNT         VALUE
FEDERAL FARM CREDIT BANK 21.02%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  0.01%    01/02/09  $ 29,871,000   $ 29,870,993
                               Yield  2.27%    01/08/09     7,087,000      7,083,899
                               Yield  1.41%    06/19/09     3,905,000      3,879,335
                               Yield  1.93%    09/14/09     5,000,000      4,932,444
Fixed Rates:
                                      3.88%    01/12/09     2,000,000      2,001,018
                                      5.01%    01/22/09     2,880,000      2,884,305
                                      4.75%    02/02/09     1,509,000      1,512,390
                                      5.13%    02/17/09     5,000,000      5,018,728
                                      5.08%    03/16/09     5,000,000      5,028,503
                                      2.75%    06/05/09     4,000,000      4,000,000
                                      4.13%    07/17/09     6,758,000      6,896,471
                                      5.25%    08/03/09     2,055,000      2,100,831
                                                                        ------------
                                                                          75,208,917

FEDERAL HOME LOAN BANK 79.00%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  2.34%    01/02/09    24,970,000     24,968,390
                               Yield  0.02%    01/05/09    14,378,000     14,377,969
                               Yield  2.29%    01/08/09     5,000,000      4,997,793
                               Yield  3.34%    01/09/09     6,387,000      6,382,302
                               Yield  0.52%    01/12/09    17,593,000     17,590,235
                               Yield  0.07%    01/13/09     8,372,000      8,371,805
                               Yield  0.34%    01/14/09    38,960,000     38,955,276
                               Yield  2.76%    01/16/09     5,000,000      4,994,333
                               Yield  0.10%    01/20/09     1,185,000      1,184,937
                               Yield  0.12%    01/23/09    10,000,000      9,999,267
                               Yield  0.09%    01/27/09     4,764,000      4,763,705
                               Yield  2.96%    02/02/09     8,660,000      8,637,470
                               Yield  0.15%    02/03/09     4,460,000      4,459,387
                               Yield  2.76%    02/11/09    10,000,000      9,969,022
                               Yield  0.05%    02/12/09    20,027,000     20,025,832
                               Yield  2.27%    03/02/09     2,075,000      2,067,219
                               Yield  0.08%    03/11/09     7,496,000      7,494,851
                               Yield  2.50%    03/17/09     5,000,000      4,974,271
                               Yield  2.91%    05/01/09     8,000,000      7,923,833
                               Yield  0.22%    05/11/09       552,000        551,561
                               Yield  0.90%    07/01/09     8,039,000      8,002,884
                               Yield  0.89%    09/08/09     1,428,000      1,419,273
Fixed Rates:
                                      2.15%    01/21/09     5,000,000      4,998,613
                                      2.16%    01/30/09     5,000,000      4,997,637


See notes to portfolios of investments and notes to financial statements.

                                                                  73


U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008


UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY   PRINCIPAL
OBLIGATIONS                            RATE      DATE       AMOUNT         VALUE
FEDERAL HOME LOAN BANK (CONT'D)
------------------------------------------------------------------------------------
                                      3.50%    02/13/09  $  1,000,000   $  1,001,278
                                      4.04%    03/09/09     1,000,000      1,002,875
                                      2.90%    03/24/09     5,000,000      5,018,078
                                      2.13%    04/01/09     5,680,000      5,677,191
                                      2.35%    04/21/09     3,000,000      3,000,000
                                      3.75%    04/27/09     5,000,000      5,012,224
                                      2.75%    05/07/09     3,000,000      3,000,000
                                      2.50%    05/28/09     4,000,000      3,997,157
                                      5.38%    07/17/09     2,900,000      2,953,797
Variable Rates:
                                      0.66%    02/18/09    10,000,000     10,000,000
                                      0.32%    02/19/09    10,000,000      9,994,400
                                      0.43%    04/08/09    10,000,000     10,000,000
                                                                        ------------
                                                                         282,764,865

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.02%                                                357,973,782
------------------------------------------------------------------------------------
  (cost $357,973,782)
Other assets and liabilities, net
  (0.02)%                                                                    (63,759)
                                                                        ------------

NET ASSETS 100%                                                         $357,910,023
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008

                                         COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS 90.74%                    RATE       DATE        AMOUNT        VALUE
ALABAMA 7.18%
---------------------------------------------------------------------------------------
Bessemer, Alabama Water Revenue           4.00%    01/01/16   $  300,000    $   248,151
DCH Health Care Authority Facilities
  Revenue                                 5.00%    06/01/09      250,000        253,273
Mountain Brook City Board of Education
  Capital Outlay                          4.00%    02/15/15      200,000        211,196
University of Alabama at Birmingham,
  Hospital Revenue, Series A              5.00%    09/01/15      300,000        292,098
                                                                            -----------
                                                                              1,004,718

ALASKA 2.19%
---------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority,
  Series A                                4.00%    02/01/16      300,000        306,108

ARIZONA 2.17%
---------------------------------------------------------------------------------------
Pima County Unified School District, GO
  Unlimited, Refunding                    3.70%    07/01/12      300,000        304,218

CALIFORNIA 1.68%
---------------------------------------------------------------------------------------
San Diego, California Community College
  District, Capital Appreciation,
  Election 2002, GO Unlimited (ZCB)       4.34%(1) 05/01/15      300,000        234,735

CONNECTICUT 3.54%
---------------------------------------------------------------------------------------
Connecticut State, Series D, GO
  Unlimited                               5.38%    11/15/18      250,000        281,175
Connecticut State, Series E, GO
  Unlimited                               5.13%    11/15/14      200,000        213,476
                                                                            -----------
                                                                                494,651

DISTRICT OF COLUMBIA 1.09%
---------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                5.50%    06/01/09      150,000        152,183

FLORIDA 2.75%
---------------------------------------------------------------------------------------
Florida State Board of Education
  Capital Outlay, Series B, GO            5.25%    06/01/11      175,000        176,381
Florida State Department of
  Environmental Protection Preservation
  Revenue, Florida Forever, Series B      5.00%    07/01/09      205,000        208,241
                                                                            -----------
                                                                                384,622

ILLINOIS 7.11%
---------------------------------------------------------------------------------------
Cook County, Illinois Capital
  Improvement, GO Unlimited,
  Prerefunded, Series A                   5.25%    11/15/14      300,000        314,241
Illinois Finance Authority Revenue,
  Refunding                               5.00%    07/01/16      390,000        424,623

See notes to portfolios of investments and notes to financial statements.

                                                                  75


NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE
ILLINOIS (CONT'D)
--------------------------------------------------------------------------------------
Illinois State Sales Tax Revenue          6.00%   06/15/09   $  250,000    $   255,268
                                                                           -----------
                                                                               994,132

INDIANA 6.40%
--------------------------------------------------------------------------------------
Indiana State Educational Facilities
  Authority Revenue, University of
  Indianapolis Project                    5.65%   10/01/15      200,000        209,014
Indiana State Finance Authority
  Revenue, Refunding                      4.00%   05/01/12      350,000        367,870
Tippecanoe County, Indiana School
  Improvements                            4.00%   01/15/15      300,000        318,462
                                                                           -----------
                                                                               895,346

IOWA 3.59%
--------------------------------------------------------------------------------------
Ames, Iowa Hospital Revenue, Refunding    5.00%   06/15/15      300,000        298,362
Johnston Community School District, GO
  Unlimited                               4.00%   06/01/16      200,000        204,532
                                                                           -----------
                                                                               502,894

KANSAS 1.52%
--------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15      200,000        212,862

MICHIGAN 0.34%
--------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Finance Authority, Refunding,
  series A                                5.20%   05/01/10       85,000         47,464

MISSOURI 1.71%
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority Revenue,
  Series A                                6.75%   05/15/13      200,000        239,086

NEVADA 1.43%
--------------------------------------------------------------------------------------
North Las Vegas, GO Limited               4.00%   03/01/16      200,000        200,730

NEW HAMPSHIRE 1.24%
--------------------------------------------------------------------------------------
New Hampshire Health & Education
  Facilities Authority Revenue            5.00%   07/01/14      175,000        173,733

NEW JERSEY 3.81%
--------------------------------------------------------------------------------------
New Jersey State                          5.13%   05/01/10      250,000        260,283
New Jersey State Transportation Trust
  Fund Authority, Series D                4.00%   06/15/14      250,000        273,225
                                                                           -----------
                                                                               533,508
See notes to portfolios of investments and notes to financial statements.

76


NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE       DATE        AMOUNT        VALUE
NEW YORK 4.46%
---------------------------------------------------------------------------------------
New York, New York, Series B              5.25%    08/01/09   $  200,000    $   203,900
New York, New York, Subseries L-1, GO
  Unlimited                               4.00%    04/01/15      300,000        303,456
Schenectady Metroplex Development
  Authority Revenue, Series A             5.00%    12/15/12      110,000        116,606
                                                                            -----------
                                                                                623,962

OREGON 0.92%
---------------------------------------------------------------------------------------
Oregon State Department of
  Transportation Highway                  5.00%    11/15/09      125,000        129,185

PENNSYLVANIA 2.16%
---------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission,
  Bond Anticipation Notes, Series A       4.00%    10/15/09      300,000        301,626

SOUTH CAROLINA 6.64%
---------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                              5.00%    04/01/10      200,000        206,140
Jasper County School District, GO
  Unlimited                               4.00%    03/01/15      195,000        206,439
Piedmont Municipal Power Agency
  Electric Revenue, Refunding, Series B   5.25%    01/01/09      200,000        200,000
Spartanburg County School District        3.88%    04/01/12      300,000        315,606
                                                                            -----------
                                                                                928,185

TENNESSEE 2.29%
---------------------------------------------------------------------------------------
Tennessee State, GO Unlimited,
  Refunding, Series A                     5.00%    05/01/11      300,000        320,361

TEXAS 12.42%
---------------------------------------------------------------------------------------
Addison, Texas Certificates of
  Obligation, GO Unlimited                4.00%    02/15/20      250,000        246,025
Bexar County Hospital District, GO
  Limited                                 3.50%    02/15/10      300,000        306,735
Conroe, Texas, GO Limited                 2.75%    03/01/10      170,000        164,543
Katy, Texas Independent School
  District, School Building, Series D,
  GO Unlimited                            4.50%    02/15/19      325,000        332,329
Killeen, Texas Independent School
  District, GO Unlimited, Unrefunded      5.00%    02/15/09       90,000         90,029
Lewisville, Texas Independent School
  District, GO Unlimited, Refunding
  (ZCB)                                   4.04%(1) 08/15/15      400,000        316,804
San Antonio Water System Revenue          5.00%    05/15/13      100,000        105,194
San Patricio, Texas Municipal Water
  District, Refunded                      4.00%    07/10/18      200,000        175,564
                                                                            -----------
                                                                              1,737,223


See notes to portfolios of investments and notes to financial statements.

                                                                  77


NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE
UTAH 2.37%
--------------------------------------------------------------------------------------
Utah State, Refunding, Series B, GO
  Unlimited                               5.38%   07/01/12   $  300,000    $   331,902

VIRGINIA 4.76%
--------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities Revenue,
  Prerefunded, Series A                   5.00%   09/01/15       10,000         11,477
Virginia College Building Authority
  Educational Facilities Revenue,
  Unrefunded, Series A                    5.00%   09/01/15      290,000        326,035
Virginia State Public Building
  Authority & Public Facilities
  Revenue, Refunding, Series A            5.00%   08/01/12      300,000        327,816
                                                                           -----------
                                                                               665,328

WASHINGTON 4.81%
--------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                  5.13%   12/01/11      100,000        108,209
King County, Washington School District
  No. 401 Highline Public Schools, GO
  Unlimited                               5.50%   12/01/13      240,000        262,601
Seattle, Washington Municipal Light and
  Power Revenue, Refunding                5.00%   07/01/17      300,000        302,424
                                                                           -----------
                                                                               673,234

WISCONSIN 2.16%
--------------------------------------------------------------------------------------
Wisconsin State, Refunding, Series 2,
  GO Unlimited                            4.13%   11/01/16      300,000        301,800

--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                       12,693,796
--------------------------------------------------------------------------------------
  (cost $12,536,792)

REPURCHASE AGREEMENT 8.36%
Joint Tri-Party Repurchase Agreement,
  Morgan Stanley, 12/31/08, 0.01%,
  due 01/02/09, repurchase price
  $1,170,076, collateralized by U.S.
  Treasury securities held in a joint
  tri-party account (cost $1,170,075)     0.01%   01/02/09    1,170,075      1,170,075

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.10%                                                    13,863,871
--------------------------------------------------------------------------------------
  (cost $13,706,867)
Other assets and liabilities, net 0.90%                                        125,267
                                                                           -----------

NET ASSETS 100%                                                            $13,989,138
                                                                           -----------

(1)Represents Yield

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008

                                         COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS 96.75%                    RATE       DATE        AMOUNT        VALUE
ALABAMA 7.55%
---------------------------------------------------------------------------------------
Alabama 21st Century Authority, Tobacco
  Settlement Revenue                      5.75%    12/01/19   $  275,000    $   240,149
Alabama State, GO Unlimited, Series A     4.63%    09/01/22      375,000        375,338
Bessemer, Alabama Water Revenue           4.00%    01/01/16      200,000        165,434
Mountain Brook City Board of Education
  Capital Outlay                          4.00%    02/15/15      195,000        205,916
University of Alabama at Birmingham,
  Hospital Revenue, Series A              5.00%    09/01/15      300,000        292,098
                                                                            -----------
                                                                              1,278,935

CALIFORNIA 7.76%
---------------------------------------------------------------------------------------
Anaheim, California City School
  District, Capital Appreciation,
  Election 2002, GO Unlimited (ZCB)       4.60%(1) 08/01/28      580,000        154,663
California State, GO Unlimited            4.75%    03/01/34      205,000        169,105
California State, GO Unlimited            5.00%    06/01/37      455,000        387,278
Campbell, California Union High School
  District, GO Unlimited                  4.75%    08/01/34      300,000        252,354
San Diego, California Community College
  District, Capital Appreciation,
  Election 2002, GO Unlimited (ZCB)       4.34%(1) 05/01/15      450,000        352,103
                                                                            -----------
                                                                              1,315,503

COLORADO 0.82%
---------------------------------------------------------------------------------------
Colorado Health Facilities Authority
  Revenue                                 5.00%    09/01/16      150,000        138,527

CONNECTICUT 1.89%
---------------------------------------------------------------------------------------
Connecticut State, Series E, GO
  Unlimited                               5.13%    11/15/14      300,000        320,214

FLORIDA 4.23%
---------------------------------------------------------------------------------------
Florida Board of Education, GO
  Unlimited, Refunding, Series C          4.50%    06/01/28      300,000        257,991
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%    10/01/23      465,000        459,327
                                                                            -----------
                                                                                717,318

GEORGIA 2.93%
---------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%    07/01/22      500,000        496,185

ILLINOIS 7.78%
---------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%    01/01/21      490,000        560,510
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health System                           5.65%    11/15/24      435,000        456,937

See notes to portfolios of investments and notes to financial statements.

                                                                  79


TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE
ILLINOIS (CONT'D)
--------------------------------------------------------------------------------------
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20   $  250,000    $   301,313
                                                                           -----------
                                                                             1,318,760

INDIANA 1.60%
--------------------------------------------------------------------------------------
Indianapolis Local Public Improvement
  Bond Bank, Waterworks Project, Series
  2007 L                                  5.25%   01/01/33      305,000        271,926

KANSAS 8.26%
--------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12      500,000        497,165
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15      250,000        266,078
University of Kansas Hospital Authority
  Health Facilities Revenue               5.63%   09/01/12      570,000        634,956
                                                                           -----------
                                                                             1,398,199

KENTUCKY 1.33%
--------------------------------------------------------------------------------------
Bowling Green, Kentucky, GO Unlimited,
  Series B                                4.00%   09/01/16      215,000        225,840

MARYLAND 1.92%
--------------------------------------------------------------------------------------
Maryland Health & Higher Educational
  Facilities Authority Revenue            5.75%   07/01/21      300,000        325,704

MICHIGAN 2.64%
--------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                                5.38%   05/01/18      300,000        150,348
Macomb County Building Authority, GO
  Limited                                 4.50%   11/01/23      300,000        296,784
                                                                           -----------
                                                                               447,132

MISSOURI 2.47%
--------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Prerefunded, Series A                   5.00%   07/01/11      165,000        178,241
St. Louis Airport Development Program,
  Unrefunded, Series A                    5.00%   07/01/11      235,000        241,124
                                                                           -----------
                                                                               419,365

NEW HAMPSHIRE 2.98%
--------------------------------------------------------------------------------------
Manchester, New Hampshire School
  Facilities Revenue, Refunding           5.50%   06/01/26      300,000        325,683

See notes to portfolios of investments and notes to financial statements.

80


TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT        VALUE
NEW HAMPSHIRE (CONT'D)
--------------------------------------------------------------------------------------
New Hampshire Health & Education
  Facilities Authority Revenue            5.00%   07/01/14   $  180,000    $   178,697
                                                                           -----------
                                                                               504,380

NEW JERSEY 2.66%
--------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue             4.38%   07/01/10      460,000        451,232

NEW YORK 1.51%
--------------------------------------------------------------------------------------
New York, GO Unlimited, Prerefunded,
  Series J                                5.00%   05/15/12      225,000        230,699
New York, GO Unlimited, Unrefunded
  Balance, Series J                       5.00%   05/15/12       25,000         25,629
                                                                           -----------
                                                                               256,328

OHIO 2.79%
--------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15      300,000        327,168
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14      130,000        145,920
                                                                           -----------
                                                                               473,088

RHODE ISLAND 3.41%
--------------------------------------------------------------------------------------
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32      500,000        577,749

SOUTH CAROLINA 1.23%
--------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23      250,000        208,938

TENNESSEE 1.28%
--------------------------------------------------------------------------------------
Memphis, Tennessee Sanitary Sewage
  System Revenue, Refunding               5.00%   05/01/20      200,000        216,726

TEXAS 22.91%
--------------------------------------------------------------------------------------
Baytown, Texas, GO Limited                4.50%   02/01/27      250,000        224,183
Dallas, Texas Waterworks & Sewer
  Systems Revenue, Refunding              4.50%   10/01/19      225,000        230,378
Duncanville, Texas Independent School
  District, GO Unlimited, Prerefunded,
  Series B                                5.25%   02/15/32      495,000        547,025
Duncanville, Texas Independent School
  District, GO Unlimited, Unrefunded,
  Series B                                5.25%   02/15/32        5,000          5,005
Forney, Texas, GO Limited                 5.00%   02/15/27      500,000        498,205

See notes to portfolios of investments and notes to financial statements.

                                                                  81


TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON    MATURITY   PRINCIPAL
MUNICIPAL BONDS                           RATE       DATE       AMOUNT         VALUE
TEXAS (CONT'D)
---------------------------------------------------------------------------------------
Goose Creek, Texas Independent School
  District Schoolhouse, Series A          5.25%    02/15/18   $  370,000    $   407,392
Greenville, Texas Independent School
  District, GO Unlimited, Refunding       4.00%    08/15/17      120,000        122,684
Houston Community College System
  Revenue, Refunding                      4.00%    04/15/17      300,000        299,775
North Texas Municipal Water District
  Regional Solid Waste Disposal System
  Revenue                                 4.25%    09/01/17      385,000        394,852
North Texas Tollway Authority Revenue,
  Series F                                5.75%    01/01/38      250,000        208,533
Prosper, Texas Independent School
  District, Capital Appreciation,
  School Building, GO Unlimited (ZCB)     6.00%(1) 08/15/33    1,000,000        223,630
San Marcos, Texas Tax & Toll Revenue,
  GO Limited                              5.10%    08/15/27      400,000        401,916
White Settlement, Texas Independent
  School District, GO Unlimited           4.13%    08/15/15      300,000        319,161
                                                                            -----------
                                                                              3,882,739

UTAH 3.35%
---------------------------------------------------------------------------------------
Utah State Building Ownership
  Authority, Lease Revenue, Refunded,
  Series C                                5.50%    05/15/19      500,000        567,719

WASHINGTON 3.45%
---------------------------------------------------------------------------------------
King County, Washington School District
  No. 401 Highline Public Schools, GO
  Unlimited                               5.50%    12/01/13      300,000        328,251
Spokane County School District No. 81
  Spokane                                 5.05%    06/01/22      255,000        255,678
                                                                            -----------
                                                                                583,929

---------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                        16,396,436
---------------------------------------------------------------------------------------
  (cost $16,616,634)

See notes to portfolios of investments and notes to financial statements.

82


TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


                                         COUPON   MATURITY    PRINCIPAL
REPURCHASE AGREEMENT 2.06%                RATE      DATE        AMOUNT        VALUE
Joint Tri-Party Repurchase Agreement,
  Morgan Stanley, 12/31/08, 0.01%, due
  01/02/09, repurchase price $348,497,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  account (cost $348,497)                 0.01%   01/2/2009  $  348,497    $   348,497

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.81%                                                    16,744,933
--------------------------------------------------------------------------------------
  (cost $16,965,131)
Other assets and liabilities, net 1.19%                                        201,099
                                                                           -----------

NET ASSETS 100%                                                            $16,946,032
                                                                           -----------

(1)Represents Yield.

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                            December 31, 2008

COMMON STOCKS 79.40%                                           SHARES             VALUE
APPLICATIONS SOFTWARE 2.06%
---------------------------------------------------------------------------------------
Activision Blizzard, Inc.                                      25,000       $   216,000*
Citrix Systems, Inc.                                            5,000           117,850*
                                                                            -----------
                                                                                333,850

CELLULAR TELECOMMUNICATIONS 1.57%
---------------------------------------------------------------------------------------
China Mobile Ltd., Sponsored ADR                                5,000           254,250

CHEMICALS 0.56%
---------------------------------------------------------------------------------------
The Dow Chemical Co.                                            6,000            90,540

COMPUTERS 2.10%
---------------------------------------------------------------------------------------
Apple, Inc.                                                     4,000           341,400*

DIVERSIFIED MINERALS 1.86%
---------------------------------------------------------------------------------------
Compania Vale do Rio Doce, Sponsored ADR                       25,000           302,750

ELECTRIC GENERATION 1.80%
---------------------------------------------------------------------------------------
Huaneng Power International, Inc., Sponsored ADR               10,000           291,800

ELECTRONICS & COMPONENTS 0.99%
---------------------------------------------------------------------------------------
NVIDIA Corp.                                                   20,000           161,400*

ENERGY 1.27%
---------------------------------------------------------------------------------------
First Solar, Inc.                                               1,500           206,940*

FINANCIAL SERVICES 10.92%
---------------------------------------------------------------------------------------
First Financial Bankshares, Inc.                               12,500           690,125
Ocwen Financial Corp.                                          40,000           367,200*
People's United Financial, Inc.                                10,000           178,300
U.S. Bancorp                                                   12,000           300,120
Wells Fargo & Co.                                               8,000           235,840
                                                                            -----------
                                                                              1,771,585

GAS - DISTRIBUTION 3.41%
---------------------------------------------------------------------------------------
New Jersey Resources Corp.                                      6,000           236,100
Piedmont Natural Gas Co.                                       10,000           316,700
                                                                            -----------
                                                                                552,800

INSURANCE 0.72%
---------------------------------------------------------------------------------------
Stewart Information Services Corp.                              5,000           117,450

See notes to portfolios of investments and notes to financial statements.

84


ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                            December 31, 2008


COMMON STOCKS                                                  SHARES             VALUE
INTERNET 1.80%
---------------------------------------------------------------------------------------
F5 Networks, Inc.                                              12,500       $   285,750*
Stockhouse, Inc.                                              131,125             7,212*
                                                                            -----------
                                                                                292,962

MACHINERY 1.07%
---------------------------------------------------------------------------------------
The Manitowoc Co., Inc.                                        20,000           173,200

MEDICAL - BIOMEDICAL 4.69%
---------------------------------------------------------------------------------------
Celgene Corp.                                                   4,000           221,120*
Illumina, Inc.                                                 11,000           286,550*
Sequenom, Inc.                                                  8,000           158,720*
United Therapeutics Corp.                                       1,500            93,825*
                                                                            -----------
                                                                                760,215

MEDICAL - DRUGS 2.87%
---------------------------------------------------------------------------------------
Novartis AG, ADR                                                4,000           199,040
Pfizer, Inc.                                                   15,000           265,650
                                                                            -----------
                                                                                464,690

MEDICAL - HMO 2.29%
---------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                       14,000           372,400

MEDICAL - PRODUCTS 5.33%
---------------------------------------------------------------------------------------
Johnson & Johnson                                               8,000           478,640
Quality Systems, Inc.                                           5,000           218,100
ResMed, Inc.                                                    4,500           168,660*
                                                                            -----------
                                                                                865,400

OFFICE SUPPLIES 0.55%
---------------------------------------------------------------------------------------
Office Depot, Inc.                                             30,000            89,400*

OIL & GAS - INTEGRATED 4.50%
---------------------------------------------------------------------------------------
Chevron Corp.                                                   2,500           184,925
CNOOC Ltd.                                                      2,000           190,480
PetroChina Co. Ltd., ADR                                        4,000           355,920
                                                                            -----------
                                                                                731,325

OIL & GAS EQUIPMENT & SERVICES 0.83%
---------------------------------------------------------------------------------------
Weatherford International Ltd.                                 12,500           135,250*

See notes to portfolios of investments and notes to financial statements.

                                                                  85


ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                            December 31, 2008


COMMON STOCKS                                                  SHARES             VALUE
OIL & GAS EXPLORATION & PRODUCTION 4.44%
---------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                        9,000       $   346,950
Goodrich Petroleum Corp.                                        5,000           149,750*
Linn Energy LLC                                                15,000           224,550
                                                                            -----------
                                                                                721,250

OIL & GAS FIELD SERVICES 0.78%
---------------------------------------------------------------------------------------
Schlumberger Ltd.                                               3,000           126,990*

OIL & GAS ROYALTY TRUST 0.84%
---------------------------------------------------------------------------------------
Permian Basin Royalty Trust                                    10,000           137,000*

RESTAURANTS 2.30%
---------------------------------------------------------------------------------------
McDonald's Corp.                                                6,000           373,140

RETAIL 2.65%
---------------------------------------------------------------------------------------
Lowe's Cos, Inc.                                               20,000           430,400

RETAIL - DISCOUNT 1.20%
---------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                      7,500           195,525

SILVER MINING 3.05%
---------------------------------------------------------------------------------------
Pan American Silver Corp.                                      15,000           256,050*
Silver Standard Resources, Inc.                                15,000           239,100*
                                                                            -----------
                                                                                495,150

SOFTWARE TOOLS 2.92%
---------------------------------------------------------------------------------------
VMware, Inc., Class A                                          20,000           473,800*

TELECOMMUNICATIONS 1.99%
---------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                  9,000           322,470

THERAPEUTICS 2.84%
---------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                           9,000           460,260*

TOBACCO 2.14%
---------------------------------------------------------------------------------------
Philip Morris International, Inc.                               8,000           348,080

See notes to portfolios of investments and notes to financial statements.

86


ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                            December 31, 2008


COMMON STOCKS                                                  SHARES             VALUE
TRANSPORTATION 2.49%
---------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.                              8,000       $   151,200*
Nordic American Tanker Shipping                                 7,500           253,125
                                                                            -----------
                                                                                404,325

WATER 0.57%
---------------------------------------------------------------------------------------
California Water Service Group                                  2,000            92,860

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          12,890,857
---------------------------------------------------------------------------------------
  (cost $13,583,122)

REAL ESTATE INVESTMENT TRUSTS (REIT) 9.34%

Boston Properties, Inc.                                         4,500           247,500
Hatteras Financial Corp.                                       20,000           532,000
SL Green Realty Corp.                                           7,500           194,250
Vornado Realty Trust                                            9,000           543,150

---------------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                           1,516,900
---------------------------------------------------------------------------------------
  (cost $1,386,531)

EXCHANGE-TRADED FUNDS (ETF) 2.18%

SPDR Gold Trust                                                 2,000           173,100*
SPDR KBW Insurance ETF                                          6,500           179,465

---------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                     352,565
---------------------------------------------------------------------------------------
  (cost $339,651)

PURCHASED OPTION 0.00%                                      CONTRACTS

INTERNET 0.00%
---------------------------------------------------------------------------------------
Yahoo!, Inc., Strike Price 25, Call, Expiration
  Jan. 2009 (premium $16,800)                                     200               600*

See notes to portfolios of investments and notes to financial statements.

                                                                  87


ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                            December 31, 2008


MASTER LIMITED PARTNERSHIP 1.28%                                UNITS             VALUE
FINANCIAL SERVICES 1.28%
---------------------------------------------------------------------------------------
AllianceBernstein Holding LP                                   10,000       $   207,900
  (cost $218,389)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             14,968,822
---------------------------------------------------------------------------------------
  (cost $15,544,493)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 3.53%                                   AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/08, 0.02%, due 01/02/09,
  repurchase price $572,528, collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $572,527)                                           $ 572,527           572,527

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.73%                                                     15,541,349
---------------------------------------------------------------------------------------
  (cost $16,117,020)
Other assets and liabilities, net 4.27%                                         692,997
                                                                            -----------

NET ASSETS 100%                                                             $16,234,346
                                                                            -----------

See notes to portfolios of investments and notes to financial statements.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008

COMMON STOCKS 85.80%                                        SHARES             VALUE
APPAREL 2.16%
------------------------------------------------------------------------------------
The Buckle, Inc.                                            15,000       $   327,300
True Religion Apparel, Inc.                                 30,000           373,200*
                                                                         -----------
                                                                             700,500

BANKS 0.90%
------------------------------------------------------------------------------------
Bancolombia S.A., Sponsored ADR                             12,500           291,875

CABLE & WIRE PRODUCTS 0.95%
------------------------------------------------------------------------------------
General Cable Corp.                                         17,500           309,575*

CELLULAR TELECOMMUNICATIONS 0.94%
------------------------------------------------------------------------------------
China Mobile Ltd., Sponsored ADR                             6,000           305,100

COAL 1.05%
------------------------------------------------------------------------------------
Peabody Energy Corp.                                        15,000           341,250

COMMUNICATIONS 1.75%
------------------------------------------------------------------------------------
AT&T, Inc.                                                  20,000           570,000

COMPUTER SOFTWARE & HARDWARE 2.05%
------------------------------------------------------------------------------------
Oracle Corp.                                                37,500           664,875*

COSMETICS/PERSONAL CARE 1.48%
------------------------------------------------------------------------------------
Avon Products, Inc.                                         20,000           480,600

DIVERSIFIED MINERALS 1.86%
------------------------------------------------------------------------------------
Compania Vale do Rio Doce, ADR                              50,000           605,500

DIVERSIFIED OPERATIONS 1.71%
------------------------------------------------------------------------------------
Team, Inc.                                                  20,000           554,000*

E-COMMERCE 0.92%
------------------------------------------------------------------------------------
CYBERplex, Inc.                                          1,073,000           299,819*

ELECTRONICS & COMPONENTS 2.45%
------------------------------------------------------------------------------------
Altera Corp.                                                20,000           334,200
FLIR Systems, Inc.                                          15,000           460,200*
                                                                         -----------
                                                                             794,400

See notes to portfolios of investments and notes to financial statements.

                                                                  89


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008


COMMON STOCKS                                               SHARES             VALUE
ENERGY 2.34%
------------------------------------------------------------------------------------
First Solar, Inc.                                            5,500       $   758,780*

ENGINEERING & CONSTRUCTION 0.83%
------------------------------------------------------------------------------------
Fluor Corp.                                                  6,000           269,220

ENTERTAINMENT 2.13%
------------------------------------------------------------------------------------
Activision Blizzard, Inc.                                   80,000           691,200*

FINANCIAL SERVICES 9.37%
------------------------------------------------------------------------------------
Charles Schwab Corp.                                        20,000           323,400
Citigroup, Inc.                                             25,000           167,750
GMP Capital Trust                                           63,800           265,833
Jovian Capital Corp.                                       685,000           140,738*
JPMorgan Chase & Co.                                         8,000           252,240
Northern Trust Corp.                                         3,000           156,420
Stifel Financial Corp.                                      20,000           917,000*
The Goldman Sachs Group, Inc.                                4,500           379,755
U.S. Bancorp                                                 7,000           175,070
Wells Fargo & Co.                                            9,000           265,320
                                                                         -----------
                                                                           3,043,526

FOOD PRODUCTS 1.13%
------------------------------------------------------------------------------------
CoolBrands International, Inc.                             995,200           368,048*

GOLD & COPPER EXPLORATION AND DEVELOPMENT 0.02%
------------------------------------------------------------------------------------
New Gold, Inc.                                               4,338             6,310*

HEALTHCARE SERVICES 4.43%
------------------------------------------------------------------------------------
Almost Family, Inc.                                         16,000           719,680*
LHC Group, Inc.                                             20,000           720,000*
                                                                         -----------
                                                                           1,439,680

MEDICAL - BIOMEDICAL 8.01%
------------------------------------------------------------------------------------
Celgene Corp.                                                6,000           331,680*
Cubist Pharmaceuticals, Inc.                                40,000           966,400*
Emergent Biosolutions, Inc.                                 20,000           522,200*
Illumina, Inc.                                              30,000           781,500*
                                                                         -----------
                                                                           2,601,780

MEDICAL - HMO 2.30%
------------------------------------------------------------------------------------
Humana, Inc.                                                20,000           745,600*

See notes to portfolios of investments and notes to financial statements.

90


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008


COMMON STOCKS                                               SHARES             VALUE
MEDICAL - PRODUCTS 10.03%
------------------------------------------------------------------------------------
Alcon, Inc.                                                  5,000       $   445,950
Baxter International, Inc.                                  21,000         1,125,390
Bristol-Myers Squibb Co.                                    42,500           988,125
Varian Medical Systems, Inc.                                20,000           700,800*
                                                                         -----------
                                                                           3,260,265

METAL & MINERAL MINING 0.09%
------------------------------------------------------------------------------------
Eastern Platinum Ltd.                                      108,800            29,954*

OIL & GAS - INTEGRATED 2.21%
------------------------------------------------------------------------------------
Exxon Mobil Corp.                                            9,000           718,470

OIL & GAS DRILLING 1.68%
------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                     24,000           546,000

OIL & GAS EXPLORATION & PRODUCTION 0.91%
------------------------------------------------------------------------------------
Noble Energy, Inc.                                           6,000           295,320

OIL & GAS FIELD MACHINERY 2.13%
------------------------------------------------------------------------------------
Cameron International Corp.                                 20,000           410,000*
Weatherford International Ltd.                              26,000           281,320*
                                                                         -----------
                                                                             691,320

OIL & GAS ROYALTY TRUSTS 1.79%
------------------------------------------------------------------------------------
Canadian Oil Sands Trust                                     5,000            86,703
San Juan Basin Royalty Trust                                16,000           495,520
                                                                         -----------
                                                                             582,223

PHARMACEUTICALS 3.72%
------------------------------------------------------------------------------------
Pfizer, Inc.                                                40,000           708,400
United Therapeutics Corp.                                    8,000           500,400*
                                                                         -----------
                                                                           1,208,800

RESTAURANTS 0.95%
------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Class A                        5,000           309,900*

RETAIL 5.79%
------------------------------------------------------------------------------------
EZCORP, Inc., Class A                                       60,000           912,600*
PetMed Express, Inc.                                        55,000           969,650*
                                                                         -----------
                                                                           1,882,250

See notes to portfolios of investments and notes to financial statements.

                                                                  91


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008


COMMON STOCKS                                               SHARES             VALUE
SCHOOLS 6.80%
------------------------------------------------------------------------------------
ITT Educational Services, Inc.                              12,000       $ 1,139,760*
Strayer Education, Inc.                                      5,000         1,072,050
                                                                         -----------
                                                                           2,211,810

STEEL 0.92%
------------------------------------------------------------------------------------
United States Steel                                          8,000           297,600

------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                       27,875,550
------------------------------------------------------------------------------------
  (cost $34,198,564)

REAL ESTATE INVESTMENT TRUST (REIT) 1.49%

Vornado Realty Trust (cost $622,446)                         8,000           482,800


EXCHANGE-TRADED FUNDS (ETF) 2.80%

SPDR Gold Trust                                              4,000           346,200*
SPDR KBW Insurance ETF                                      12,500           345,125
SPDR KBW Regional Banking ETF                                7,500           218,700

------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                  910,025
------------------------------------------------------------------------------------
  (cost $944,832)

WARRANTS 0.30%

GOLD & COPPER EXPLORATION AND DEVELOPMENT 0.00%
------------------------------------------------------------------------------------
New Gold, Inc., Warrants (April 2012)                       23,500               386*

METAL & MINERAL MINING 0.30%
------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                 2,543                21*
Silver Wheaton Corp., Warrants (December 2010)              32,500            96,154*
                                                                         -----------
                                                                              96,175

------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                96,561
------------------------------------------------------------------------------------
  (cost $36,766)

------------------------------------------------------------------------------------
TOTAL SECURITIES                                                          29,364,936
------------------------------------------------------------------------------------
  (cost $35,802,608)

See notes to portfolios of investments and notes to financial statements.

92


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                         December 31, 2008

                                                          PRINCIPAL
REPURCHASE AGREEMENT 4.14%                                  AMOUNT          VALUE

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $1,347,193, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $1,347,192)                                     $   1,347,192    $ 1,347,192

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 94.53%                                                  30,712,128
------------------------------------------------------------------------------------
  (cost $37,149,800)
Other assets and liabilities, net 5.47%                                    1,775,556
                                                                         -----------

NET ASSETS 100%                                                          $32,487,684
                                                                         -----------

See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008

COMMON STOCKS 88.99%                                         SHARES              VALUE
AIRPORTS 3.73%
--------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR          22,000       $    822,360

CABLE & WIRE PRODUCTS 1.00%
--------------------------------------------------------------------------------------
General Cable Corp.                                          12,500            221,125*

COAL 1.03%
--------------------------------------------------------------------------------------
Peabody Energy Corp.                                         10,000            227,500

COMMERCIAL SERVICES 2.80%
--------------------------------------------------------------------------------------
Stantec, Inc.                                                25,000            617,500*

CONSTRUCTION 3.70%
--------------------------------------------------------------------------------------
Aecon Group, Inc.                                            30,000            271,203
China Communications Construction Co., Ltd., H shares       260,000            324,954
Granite Construction, Inc.                                    5,000            219,650
                                                                          ------------
                                                                               815,807

CONSULTING SERVICES 1.60%
--------------------------------------------------------------------------------------
Hill International, Inc.                                     50,000            352,000*

DIVERSIFIED OPERATIONS 1.38%
--------------------------------------------------------------------------------------
Team, Inc.                                                   11,000            304,700*

ELECTRIC GENERATION 11.18%
--------------------------------------------------------------------------------------
China Resources Power Holdings Co., Ltd.                    100,000            194,351
Compania Energetica de Minas Gerais, Sponsored ADR           32,161            441,892
CPFL Energia S.A., ADR                                       12,500            488,375
FirstEnergy Corp.                                            13,000            631,540
Huaneng Power International, Inc., Sponsored ADR             14,000            408,520
Vestas Wind Systems A/S                                       5,000            298,639*
                                                                          ------------
                                                                             2,463,317

ELECTRIC UTILITIES 9.49%
--------------------------------------------------------------------------------------
CEZ a.s.                                                      5,000            205,278
Exelon Corp.                                                 14,000            778,540
FPL Group, Inc.                                              22,000          1,107,260
                                                                          ------------
                                                                             2,091,078

ELECTRONICS & COMPONENTS 0.83%
--------------------------------------------------------------------------------------
China High Speed Transmission Equipment Group Co., Ltd.     150,000            183,053

See notes to portfolios of investments and notes to financial statements.

94


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


COMMON STOCKS                                                SHARES              VALUE
ENERGY 4.73%
--------------------------------------------------------------------------------------
Energy Conversion Devices, Inc.                              14,000       $    352,940*
First Solar, Inc.                                             5,000            689,800*
                                                                          ------------
                                                                             1,042,740

ENGINEERING/RESEARCH & DEVELOPMENT 6.27%
--------------------------------------------------------------------------------------
ABB Ltd., Sponsored ADR                                      15,000            225,150
Aecom Technology Corp.                                        8,000            245,840*
Fluor Corp.                                                  13,000            583,310
SNC-Lavalin Group, Inc.                                      10,000            326,183
                                                                          ------------
                                                                             1,380,483

ENVIRONMENTAL CONTROL 1.55%
--------------------------------------------------------------------------------------
Energy Recovery, Inc.                                        45,000            341,100*

HOLDING COMPANY 2.48%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                               170            546,380*

MACHINERY 1.40%
--------------------------------------------------------------------------------------
Lonking Holdings Ltd.                                       600,000            309,537

MANUFACTURING 2.33%
--------------------------------------------------------------------------------------
ITT Corp.                                                     5,500            252,945
The Manitowoc Co., Inc.                                      30,000            259,800
                                                                          ------------
                                                                               512,745

METAL & MINERAL MINING 2.56%
--------------------------------------------------------------------------------------
Compania Vale do Rio Doce, ADR                               35,000            423,850
Eastern Platinum Ltd.                                        19,400              5,341*
Novolipetsk Steel, GDR                                       13,000            134,412
                                                                          ------------
                                                                               563,603

OIL & GAS EXPLORATION & PRODUCTION 0.05%
--------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp.                                 6,233             11,218*

OIL & GAS EXTRACTION & SERVICES 0.58%
--------------------------------------------------------------------------------------
Schlumberger Ltd.                                             3,000            126,990

PUBLIC THOROUGHFARES 1.87%
--------------------------------------------------------------------------------------
Compania de Concessoes Rodoviarias                           40,000            412,596

See notes to portfolios of investments and notes to financial statements.

                                                                  95


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


COMMON STOCKS                                                SHARES              VALUE
STEEL MANUFACTURING 5.62%
--------------------------------------------------------------------------------------
Compania Siderurgica Nacional S.A., Sponsored ADR            17,500       $    224,175
Evraz Group S.A.                                              7,000             60,200
Gerdau S.A., Sponsored ADR                                   60,000            396,000
United States Steel                                          15,000            558,000
                                                                          ------------
                                                                             1,238,375

TELECOMMUNICATIONS 6.33%
--------------------------------------------------------------------------------------
AT&T, Inc.                                                   25,000            712,500
NTT DoCoMo, Inc., Sponsored ADR                              12,500            245,250
Turkcell Iletisim Hizmetleri A.S., ADR                       30,000            437,400
                                                                          ------------
                                                                             1,395,150

TRANSPORT & STORAGE 1.61%
--------------------------------------------------------------------------------------
Westshore Terminals Income Fund                              45,000            355,030

TRANSPORTATION 6.06%
--------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           13,000            984,230
China Railway Group Ltd., H shares                          500,000            350,897*
                                                                          ------------
                                                                             1,335,127

WATER TREATMENT SYSTEMS 1.72%
--------------------------------------------------------------------------------------
Hyflux Ltd.                                                 300,000            378,005

WIRELESS TELECOMMUNICATIONS 7.09%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                     16,000            495,840
China Mobile Ltd.                                            75,000            760,396
China Mobile Ltd., Sponsored ADR                              6,000            305,100
                                                                          ------------
                                                                             1,561,336

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         19,608,855
--------------------------------------------------------------------------------------
  (cost $24,405,002)

EXCHANGE-TRADED FUNDS (ETF) 3.55%

SPDR Gold Trust                                               3,000            259,650*
Utilities Select Sector SPDR Fund                            18,000            522,540

--------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                    782,190
--------------------------------------------------------------------------------------
  (cost $764,202)

See notes to portfolios of investments and notes to financial statements.

96


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


WARRANTS 0.00%                                               SHARES             VALUES
OIL & GAS EXPLORATION & PRODUCTION 0.00%
--------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp., Warrants (July 2012)              58       $         16*
  (cost $326)

MASTER LIMITED PARTNERSHIP 0.93%                              UNITS

OIL & GAS TRANSPORTATION 0.93%
--------------------------------------------------------------------------------------
NuStar Energy L.P.                                            5,000            205,300
  (cost $216,248)

UNITS 1.12%

CONSTRUCTION 1.12%
--------------------------------------------------------------------------------------
Polaris Minerals Corp. (RS)                                 200,000            246,549*@
  (cost $262,543)

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            20,842,910
--------------------------------------------------------------------------------------
  (cost $25,648,321)

                                                         PRINCIPAL
REPURCHASE AGREEMENT 5.37%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $1,182,811, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $1,182,810)                                     $ 1,182,810          1,182,810

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.96%                                                    22,025,720
--------------------------------------------------------------------------------------
  (cost $26,831,131)
Other assets and liabilities, net 0.04%                                          9,421
                                                                          ------------

NET ASSETS 100%                                                            $22,035,141
                                                                           -----------

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008

COMMON STOCKS 76.02%                                            SHARES               VALUE
AGRICULTURAL CHEMICALS & FERTILIZERS 4.35%
----------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                     300,000      $    8,649,000*
Monsanto Co.                                                    77,500           5,452,125
Potash Corporation of Saskatchewan, Inc.                        82,500           6,040,650
Spur Ventures, Inc.                                            274,867              49,697*
                                                                            --------------
                                                                                20,191,472

CHEMICALS 0.49%
----------------------------------------------------------------------------------------------
The Dow Chemical Co.                                           150,000           2,263,500*

COAL 7.10%
----------------------------------------------------------------------------------------------
Bounty Mining Ltd.                                          22,000,000             704,236*+
Caledon Resources plc                                        4,000,000             503,511*
China Shenhua Energy Co. Ltd.                                7,500,000          16,083,150
Coalcorp Mining, Inc.                                        5,782,661             926,709*
CONSOL Energy, Inc.                                            265,000           7,573,700
Peabody Energy Corp.                                           285,000           6,483,750
Western Canadian Coal Corp., 144A                            1,200,000             700,197*
                                                                            --------------
                                                                                32,975,253

DIAMOND MINING & EXPLORATION 0.02%
----------------------------------------------------------------------------------------------
Diamond Fields International Ltd.                               22,400                 644*
Diamond Fields International Ltd., 144A                      1,800,000              51,775*
Rockwell Diamonds, Inc., 144A                                  950,000              50,748*
Vaaldiam Resources Ltd.                                      1,044,001              12,870*
                                                                            --------------
                                                                                   116,037

FINANCIAL SERVICES 0.35%
----------------------------------------------------------------------------------------------
GMP Capital Trust                                              341,600           1,423,333
Jovian Capital Corp.                                         1,038,100             213,285*
                                                                            --------------
                                                                                 1,636,618

FOOD & BEVERAGES 0.22%
----------------------------------------------------------------------------------------------
CoolBrands International, Inc.                               2,714,200           1,003,772*

FORESTRY 0.95%
----------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                               145,000           4,438,450

GENERAL METAL & MINERAL MINING 4.01%
----------------------------------------------------------------------------------------------
Atacama Minerals Corp.                                       1,025,000             204,276*
Baja Mining Corp.                                            1,381,050             249,697*
BHP Billiton Ltd., Sponsored ADR                               250,000          10,725,000
Calibre Mining Corp.                                           811,400              10,002*

See notes to portfolios of investments and notes to financial statements.

98


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


COMMON STOCKS                                                   SHARES               VALUE
GENERAL METAL & MINERAL MINING (CONT'D)
----------------------------------------------------------------------------------------------
Canada Zinc Metals Corp.                                     1,000,000      $      123,274*
Century Mining Corp.                                           225,911               4,642*
Crowflight Minerals, Inc.                                    1,129,000             171,651*
Jiangxi Copper Co. Ltd., H shares                            7,000,000           5,203,784
Natasa Mining Ltd.                                           1,099,160             838,031*+
Red Dragon Resources Corp.                                   3,720,000             305,720*+
Revett Minerals, Inc.                                        5,048,000             248,915*+
Savant Explorations Ltd.                                        54,191               2,227*
Selwyn Resources Ltd.                                          500,000              34,928*
Starfield Resources, Inc.                                    1,000,000             119,165*
Sterling Group Ventures, Inc.                                  500,000              10,000*
Terrane Metals Corp.                                         2,337,000             259,283*
Titanium Resources Group Ltd.                                1,000,000              67,857*@
Toledo Mining Corp. plc                                        426,200              65,440*
                                                                            --------------
                                                                                18,643,892

GOLD & COPPER MINING 2.17%
----------------------------------------------------------------------------------------------
Continental Minerals Corp.                                   1,026,227             278,057*
Fortress Minerals Corp.                                        431,425              74,457*
Freeport-McMoRan Copper & Gold, Inc.                           100,000           2,444,000
Los Andes Copper Ltd.                                          754,000              34,081*
Lumina Copper Corp.                                            168,600              56,810*
New Gold, Inc.                                               1,276,522           1,856,874*
Northern Dynasty Minerals Ltd.                               1,150,000           4,252,959*
Northern Dynasty Minerals Ltd., 144A                           200,000             739,645*
Orsu Metals Corp.                                            1,476,050             121,306*
Suramina Resources, Inc.                                     1,184,200             214,106*
                                                                            --------------
                                                                                10,072,295

GOLD & SILVER MINING 2.50%
----------------------------------------------------------------------------------------------
Canadian Gold Hunter Corp.                                   1,061,000             226,709*
Chesapeake Gold Corp.                                          716,350           1,872,118*
Corona Gold Ltd.                                                50,000               2,223*@
Dundee Precious Metals, Inc.                                 1,250,000           1,530,654*
Kinross Gold Corp.                                                   1                  18
MAG Silver Corp.                                               150,600             677,007*
Medoro Resources Ltd.                                        3,255,514             107,019*
Olympus Pacific Minerals, Inc.                                 375,000              23,114*
Planet Exploration, Inc.                                       160,000              26,298*
Red Back Mining, Inc.                                          310,844           2,194,403*
Red Back Mining, Inc., 144A                                    385,000           2,717,908*
Rusoro Mining Ltd.                                           3,567,500           1,905,716*
Rusoro Mining Ltd., 144A                                       433,333             231,481*
Silk Road Resources Ltd.                                       240,000              13,807*

See notes to portfolios of investments and notes to financial statements.

                                                                  99


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


COMMON STOCKS                                                   SHARES               VALUE
GOLD & SILVER MINING (CONT'D)
----------------------------------------------------------------------------------------------
TVI Pacific, Inc.                                            6,037,428      $       74,426*
                                                                            --------------
                                                                                11,602,901

GOLD/MINERAL ROYALTY COMPANY 0.02%
----------------------------------------------------------------------------------------------
Aberdeen International, Inc.                                 1,274,750             110,001*

IRON AND STEEL 3.97%
----------------------------------------------------------------------------------------------
Angang Steel Co. Ltd., H shares                              4,000,000           4,526,399
Consolidated Thompson Iron Mines Ltd.                        1,060,000             818,869*
Schnitzer Steel Industries, Inc., Class A                      200,000           7,530,000
United States Steel                                            150,000           5,580,000
                                                                            --------------
                                                                                18,455,268

OIL & GAS - INTEGRATED 16.72%
----------------------------------------------------------------------------------------------
BP plc, Sponsored ADR                                          160,000           7,478,400
ConocoPhillips                                                 210,000          10,878,000
Exxon Mobil Corp.                                              250,000          19,957,500
Murphy Oil Corp.                                               150,000           6,652,500
Occidental Petroleum Corp.                                     185,000          11,098,150
PetroChina Co. Ltd., ADR                                       160,000          14,236,800
Petroleo Brasileiro S.A., ADR                                  300,000           7,347,000
                                                                            --------------
                                                                                77,648,350

OIL & GAS DRILLING 3.63%
----------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                        200,000           4,550,000
Transocean Ltd.                                                198,500           9,379,125*
Vantage Drilling Co.                                         2,674,000           2,941,400*
                                                                            --------------
                                                                                16,870,525

OIL & GAS EQUIPMENT & SERVICES 1.72%
----------------------------------------------------------------------------------------------
Oil States International, Inc.                                 200,000           3,738,000*
Schlumberger Ltd.                                              100,000           4,233,000
                                                                            --------------
                                                                                 7,971,000

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 9.90%
----------------------------------------------------------------------------------------------
Abraxas Petroleum Corp.                                        589,294             424,292*
Americas Petrogas, Inc.                                      4,325,000             710,881*
Arena Resources, Inc.                                          250,000           7,022,500*
Bankers Petroleum Ltd.                                       1,016,667             618,289*
Birchcliff Energy Ltd.                                         500,000           2,075,115*
BNK Petroleum, Inc.                                            140,000              13,807*
Cano Petroleum, Inc.                                         2,725,000           1,199,000*+

See notes to portfolios of investments and notes to financial statements.

100


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


COMMON STOCKS                                                   SHARES               VALUE
OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
----------------------------------------------------------------------------------------------
CARBO Ceramics, Inc.                                           185,000      $    6,573,050
Coastal Energy Co.                                           1,322,000           1,618,820*
Foothills Resources, Inc.                                    1,278,667              19,180*
Gran Tierra Energy, Inc.                                     2,763,000           7,736,400*
Green Dragon Gas Ltd.                                          828,831           3,522,532*
Ivanhoe Energy, Inc.                                         1,830,000             872,288*
Ivory Energy, Inc.                                           4,138,166             255,064*+
Legacy Energy LLC, 144A (RS)                                 2,631,580           5,157,897*@
North Peace Energy Corp.                                     3,233,400             704,184*+
Pacific Rubiales Energy Corp.                                3,794,500           6,829,352*
Royalite Petroleum Co., Inc.                                 2,266,333              90,653*
Verona Development Corp.                                       708,800              21,844*@
White Nile Ltd.                                             13,247,308             506,358*
                                                                            --------------
                                                                                45,971,506

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 12.59%
----------------------------------------------------------------------------------------------
Devon Energy Corp.                                             135,000           8,870,850
Petrohawk Energy Corp.                                         600,000           9,378,000*
Range Resources Corp.                                          365,000          12,552,350
Southwestern Energy Co.                                        280,000           8,111,600*
Ultra Petroleum Corp.                                          235,000           8,109,850*
XTO Energy, Inc.                                               325,000          11,462,750
                                                                            --------------
                                                                                58,485,400

OIL & GAS REFINING AND MARKETING 3.36%
----------------------------------------------------------------------------------------------
Sunoco, Inc.                                                   130,000           5,649,800
Tesoro Corp.                                                   400,000           5,268,000
Valero Energy Corp.                                            190,000           4,111,600
Value Creation, Inc. (RS)                                      282,137             579,670*@
                                                                            --------------
                                                                                15,609,070

PLATINUM GROUP METALS 0.81%
----------------------------------------------------------------------------------------------
Anooraq Resources Corp.                                        725,000             226,413*
Beartooth Platinum Corp.                                     2,657,500              52,416*@
Eastern Platinum Ltd.                                        9,936,186           2,735,554*
Ivanhoe Nickel and Platinum Ltd. (RS)                           15,000               9,418*@
Osmium Holdings S.A. (RS)                                          104                   0*@
Platinum Group Metals Ltd.                                     492,700             753,141*
                                                                            --------------
                                                                                 3,776,942

See notes to portfolios of investments and notes to financial statements.

                                                                 101


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


COMMON STOCKS                                                   SHARES               VALUE
SUGAR/ETHANOL 0.21%
----------------------------------------------------------------------------------------------
Bioenergy Africa Ltd. (RS)                                   8,750,000      $      867,007*+@
Infinity Bio-Energy Ltd.                                       682,400              85,300*
                                                                            --------------
                                                                                   952,307

TRANSPORTATION 0.76%
----------------------------------------------------------------------------------------------
Diana Shipping, Inc.                                           275,000           3,509,000*

URANIUM 0.17%
----------------------------------------------------------------------------------------------
Govi Uranium, Inc. (RS)                                        750,000             735,000*@
GoviEx IP Holdings, Inc. (RS)                                  750,000              15,000*@
UMC Energy plc                                               1,000,000              54,724*
Uranium North Resources Corp.                                   12,500                 925*
                                                                            --------------
                                                                                   805,649

----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                            353,109,208
----------------------------------------------------------------------------------------------
  (cost $614,279,170)

PREFERRED STOCK 0.22%

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.22%
----------------------------------------------------------------------------------------------
Trident Resources Corp., Series B, Preferred Stock (RS)         80,000           1,012,400*@
  (cost $5,000,000)

EXCHANGE-TRADED FUNDS (ETF) 6.10%

Market Vectors Gold Miners ETF                                 300,000          10,164,000*
SPDR Gold Trust                                                210,000          18,175,500*

----------------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                     28,339,500
----------------------------------------------------------------------------------------------
  (cost $27,063,619)

WARRANTS 5.48%

COAL 0.07%
----------------------------------------------------------------------------------------------
Bounty Mining Ltd., Warrants (December 2011)                 5,500,000              58,686*
Coalcorp Mining, Inc., Warrants (February 2011)              1,228,071               5,046*
Coalcorp Mining, Inc., Warrants (August 2011)                  885,500               3,639*
Coalcorp Mining, Inc., Warrants (June 2013)                  3,803,000             125,017*

See notes to portfolios of investments and notes to financial statements.

102


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


WARRANTS                                                        SHARES               VALUE
COAL (CONT'D)
----------------------------------------------------------------------------------------------
Western Canadian Coal Corp., Warrants (June 2012)              425,000      $       99,544*
                                                                            --------------
                                                                                   291,932

DIAMOND MINING & EXPLORATION 0.00%
----------------------------------------------------------------------------------------------
Rockwell Diamonds, Inc., Warrants (November 2009)              950,000                   0*@

GENERAL METAL & MINERAL MINING 0.05%
----------------------------------------------------------------------------------------------
Baja Mining Corp., Warrants (April 2009)                        55,070                 226*
Baja Mining Corp., Warrants (April 2011)                     1,055,500                   0*@
Stingray Copper, Inc., Warrants (April 2009)                 1,000,000               4,109*
Terrane Metals Corp., Warrants (June 2012)                     562,500              23,114*
Thompson Creek Metals Co. Inc., Warrants (October 2011)        240,291             217,225*
                                                                            --------------
                                                                                   244,674

GOLD & COPPER MINING 0.15%
----------------------------------------------------------------------------------------------
New Gold, Inc., Warrants (April 2012)                        1,478,000              24,294*
New Gold, Inc., Warrants (November 2012)                     5,394,000             443,294*
New Gold, Inc., Warrants (June 2017)                           822,570             202,803*
Orsu Metals Corp., Warrants (April 2010)                       950,000              11,711*
Orsu Metals Corp., Warrants (March 2011)                       660,000              18,984*
                                                                            --------------
                                                                                   701,086

GOLD & SILVER MINING 4.44%
----------------------------------------------------------------------------------------------
Chesapeake Gold Corp., Warrants (February 2012)                 91,023              75,927*
Dundee Precious Metals, Inc., Warrants (November 2015)         625,000             308,185*
Goldcorp, Inc., Warrants (June 2011)                         1,463,766          14,674,329*
Medoro Resources Ltd., Warrants (March 2010)                 1,125,000                   0*@
Rusoro Mining Ltd., Warrants (November 2011)                   216,667                   0*@
Rusoro Mining Ltd., Warrants (November 2012)                 3,150,000             297,707*
Silver Wheaton Corp., Warrants (December 2010)               1,385,840           4,100,118*
Silver Wheaton Corp., Warrants (September 2013)                239,044             382,494*
Yamana Gold, Inc., Warrants (February 2010)                    712,643             784,798*
                                                                            --------------
                                                                                20,623,558

GOLD/MINERAL ROYALTY COMPANIES 0.00%
----------------------------------------------------------------------------------------------
Aberdeen International, Inc., Warrants (July 2012)             500,000              14,382*

OIL & GAS DRILLING 0.05%
----------------------------------------------------------------------------------------------
Vantage Drilling Co., Warrants (May 2011)                    2,461,400             246,140*


See notes to portfolios of investments and notes to financial statements.

                                                                 103


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


WARRANTS                                                        SHARES               VALUE
OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.70%
----------------------------------------------------------------------------------------------
Americas Petrogas, Inc., Warrants (June 2009)                2,162,500      $            0*@
Bankers Petroleum Ltd., Warrants (November 2009) 144A          994,866             120,597*
Coastal Energy Co., Warrants (July 2010)                       250,000                   0*@
Energy XXI Bermuda Ltd., Warrants (October 2009)               790,000             335,750*
Foothills Resources, Inc., Warrants (September 2011)           633,334                   0*@
Gran Tierra Energy, Inc., Warrants (June 2012)               1,550,000           2,712,500*@
North Peace Energy Corp., Warrants (February 2010)           1,616,700                   0*@
Pacific Rubiales Energy Corp., Warrants (July 2012)            347,749              94,311*
Trident Resources Corp., Warrants (March 2013) (RS)             80,000                   0*@
                                                                            --------------
                                                                                 3,263,158

PLATINUM GROUP METALS 0.00%
----------------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                 1,175,258               9,658*

URANIUM 0.02%
----------------------------------------------------------------------------------------------
Denison Mines Corp., Warrants (March 2011)                     231,050              94,942*

----------------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                  25,489,530
----------------------------------------------------------------------------------------------
  (cost $37,750,162)

PURCHASED OPTIONS 0.03%                                      CONTRACTS

AGRICULTURAL CHEMICALS & FERTILIZERS 0.00%
----------------------------------------------------------------------------------------------
The Mosaic Co., Strike Price 60, Call, Expiration Jan. 2009
  (premium $2,935,130)                                           1,100               5,500

ALUMINUM 0.00%
----------------------------------------------------------------------------------------------
Alcoa, Inc., Strike Price 45, Call, Expiration Jan. 2009
  (premium $252)                                                    21                  21

COAL 0.00%
----------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc., Strike Price 100, Call,
  Expiration Jan. 2009 (premium $3,082,901)                      2,050              10,250

ENGINEERING & CONSTRUCTION 0.00%
----------------------------------------------------------------------------------------------
Fluor Corp., Strike Price 100, Call, Expiration Jan. 2009
  (premium $1,067,912)                                           1,020               5,100

GENERAL METAL & MINERAL MINING 0.00%
----------------------------------------------------------------------------------------------
BHP Billiton Ltd., Strike Price 80, Call, Expiration
  Jan. 2009 (premium $1,517,996)                                 1,100               5,500


See notes to portfolios of investments and notes to financial statements.

104


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008


PURCHASED OPTIONS                                            CONTRACTS               VALUE
GOLD & SILVER MINING 0.01%
----------------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 15, Put, Expiration Apr. 2009
  (premium $413,467)                                             1,703      $       66,417

OIL & GAS DRILLING 0.01%
----------------------------------------------------------------------------------------------
Helmerich & Payne, Inc., Strike Price 70, Call,
  Expiration Jan. 2009 (premium $1,792,954)                      1,975              19,750

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 0.01%
----------------------------------------------------------------------------------------------
Range Resources Corp., Strike Price 45, Call,
  Expiration Jan. 2010 (premium $4,012)                              6               4,200
Southwestern Energy Co., Strike Price 50, Call,
  Expiration Jan. 2009 (premium $912,925)                        1,325              39,750
                                                                            --------------
                                                                                    43,950

----------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                            156,488
----------------------------------------------------------------------------------------------
  (cost $11,727,549)

MASTER LIMITED PARTNERSHIP 0.97%                                 UNITS

OIL & GAS TRANSPORTATION 0.97%
----------------------------------------------------------------------------------------------
NuStar Energy L.P.
  (cost $4,666,046)                                            110,000           4,516,600

                                                            PRINCIPAL
CONVERTIBLE DEBENTURE 0.51%                                  AMOUNT

COAL 0.51%
----------------------------------------------------------------------------------------------
Western Canadian Coal Corp., 7.50%, maturity 3/24/11       $ 4,000,000           2,350,427
  (cost $3,073,403)

NOTES 1.19%

COAL 0.39%
----------------------------------------------------------------------------------------------
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11              2,999,000           1,814,395

See notes to portfolios of investments and notes to financial statements.

                                                                 105


GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                               December 31, 2008

                                                            PRINCIPAL
NOTES                                                        AMOUNT                  VALUE
GOLD & COPPER MINING 0.80%
----------------------------------------------------------------------------------------------
New Gold, Inc., 10.00%, maturity 6/28/17                   $ 7,000,000      $    3,710,552

----------------------------------------------------------------------------------------------
TOTAL NOTES                                                                      5,524,947
----------------------------------------------------------------------------------------------
  (cost $9,538,611)

----------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                               420,499,100
----------------------------------------------------------------------------------------------
  (cost $713,098,560)

REPURCHASE AGREEMENT 5.18%

Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/30/08, 0.02%, due 01/02/09,
  repurchase price $24,069,244, collateralized by U.S.
  Treasury securities held in a join tri-party account
  (cost $24,069,217)                                        24,069,217          24,069,217

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.70%                                                       444,568,317
----------------------------------------------------------------------------------------------
  (cost $737,167,777)
Other assets and liabilities, net 4.30%                                         19,955,671
                                                                            --------------

NET ASSETS 100%                                                               $464,523,988
                                                                              ------------

See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008

COMMON STOCKS 74.75%                                            SHARES              VALUE
DIAMOND MINING & EXPLORATION 0.40%
---------------------------------------------------------------------------------------------
Diagem, Inc.                                                   406,350       $     14,694*@
Diamond Fields International Ltd.                              448,600             12,904*
Diamonds North Resources Ltd.                                2,804,200            691,371*
Metalex Ventures Ltd.                                          204,000             10,897*
Olivut Resources Ltd.                                          664,000            133,695*
Rockwell Diamonds, Inc.                                        123,800              6,613*
Rockwell Diamonds, Inc., 144A                                2,575,000            137,553*
Shore Gold, Inc.                                             1,126,500            416,605*
Vaaldiam Resources Ltd.                                      1,513,999             18,664*
                                                                             ------------
                                                                                1,442,996

FINANCIAL SERVICES 0.66%
---------------------------------------------------------------------------------------------
GMP Capital Trust                                              474,800          1,978,333
Jovian Capital Corp.                                         1,975,100            405,798*
                                                                             ------------
                                                                                2,384,131

GOLD/MINERAL EXPLORATION & DEVELOPMENT 17.60%
---------------------------------------------------------------------------------------------
African Gold Group, Inc.                                     1,084,400             75,751*
Amarc Resources Ltd.                                           695,545             70,023*
Amerix Precious Metals Corp.                                   792,175             13,021*
Andean Resources Ltd.                                        5,302,356          4,160,667*
Andina Minerals, Inc.                                        1,241,700          1,102,101*
Atikwa Minerals Corp.                                        3,062,333             75,501*+
AuEx Ventures, Inc.                                            746,600          1,135,117*
Bendigo Mining NL                                            1,500,000            155,240*
Brazauro Resources Corp.                                     1,475,000            315,171*
Canadian Gold Hunter Corp.                                   1,980,400            423,162*
Candente Resource Corp.                                        328,100             43,143*
Carnavale Resources Ltd.                                     3,348,857            220,354*+
Carpathian Gold, Inc.                                        1,187,800            136,663*
Centerra Gold, Inc.                                            233,000            850,197*
Chesapeake Gold Corp.                                        1,974,219          5,159,448*+
Continental Minerals Corp.                                     758,946            205,829*
Continental Precious Minerals, Inc.                            267,000            102,034*
Corona Gold Ltd.                                               812,500             36,123*@
Corriente Resources, Inc., Class A                             500,000          1,598,455*
Crystallex International Corp.                                 312,000             48,718*
Eastmain Resources, Inc.                                       620,000            550,296*
ECU Silver Mining, Inc.                                      1,090,000            806,213*
Entree Gold, Inc.                                            1,020,000            888,560*
Erdene Resource Development Corp.                              731,500            114,222*
EXMIN Resources, Inc.                                        1,424,000             35,108*
EXMIN Resources, Inc., 144A                                  1,000,000             24,655*
Farallon Resources Ltd.                                        850,000            104,783*
First Point Minerals Corp.                                   2,423,000             79,652*

See notes to portfolios of investments and notes to financial statements.

                                                                 107


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


COMMON STOCKS                                                   SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------------
Fortress Minerals Corp.                                        870,525       $    150,239*
Fortress Minerals Corp. (RS)                                 1,400,000            229,536*@
Gold Summit Corp.                                              273,000              3,365*
Golden Odyssey Mining, Inc.                                  1,646,500             54,126*
Grandview Gold, Inc.                                         1,513,000             62,172*
Grayd Resource Corp.                                         1,133,200            447,022*
Great Basin Gold Ltd.                                        2,208,500          2,849,560*
Greystar Resources Ltd.                                        557,900            875,731*
Guyana Goldfields, Inc.                                      1,389,000          2,168,886*
Hainan Mining Corp. (RS)                                     2,018,700            294,589*@
Helio Resource Corp.                                           234,100             55,793*
Inca Pacific Resources, Inc.                                   337,000             38,774*
Inter-Citic Minerals, Inc.                                     120,000             43,393*
Ivanhoe Mines Ltd.                                             631,100          1,696,003*
Ivanhoe Nickel and Platinum Ltd. (RS)                          135,000             84,763*@
Kings Minerals NL                                           15,275,000          1,253,346*
Lake Shore Gold Corp.                                        1,020,000          1,190,335*
Leyshon Resources Ltd.                                       2,220,000            105,616*
Linear Gold Corp.                                            1,225,000            765,122*
MAG Silver Corp.                                               366,800          1,648,912*
Marengo Mining Ltd.                                          1,300,000             74,388*
Medoro Resources Ltd.                                        3,732,942            122,714*
Metallic Ventures Gold, Inc.                                 1,426,800            644,921*
Metorex Ltd.                                                   450,000            104,371*
Mindoro Resources Ltd.                                       1,484,000            195,135*
Mindoro Resources Ltd., 144A                                 1,500,000            197,239*
Mirasol Resources Ltd.                                         649,500             74,729*
Moss Lake Gold Mines Ltd.                                    3,162,000            493,738*+
Moto Goldmines Ltd.                                          2,002,500          3,044,564*
Moydow Mines International, Inc.                               495,000             34,578*
Nautilus Minerals, Inc.                                        252,000            207,101*
New Pacific Metals Corp.                                       610,700            245,926*
Northern Dynasty Minerals Ltd.                                 748,750          2,769,046*
Northern Dynasty Minerals Ltd., 144A                           250,000            924,556*
Olympus Pacific Minerals, Inc.                               1,539,000             94,859*
Osisko Mining Corp.                                            800,000          2,393,162*
Oxus Gold plc                                                  200,000             16,236*
Pacific North West Capital Corp.                             1,727,466            113,574*
Pacific Rim Mining Corp.                                     5,674,500            803,988*
Paragon Minerals Corp.                                         174,000              6,435*
Paramount Gold and Silver Corp.                                857,500            415,627*
PDX Resources, Inc.                                          1,595,000          2,162,845
Pelangio Mines, Inc.                                         1,560,000             83,333*
Planet Exploration, Inc.                                     1,020,500            167,735*
Platte River Gold U.S., Inc. (RS)                            1,098,900          1,340,236*@
Premier Gold Mines Ltd.                                        393,900            524,423*

See notes to portfolios of investments and notes to financial statements.

108


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


COMMON STOCKS                                                   SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------------
Q2 Gold Resources, Inc. (RS)                                   201,333       $          0*@
Radius Gold, Inc.                                            1,698,200            139,563*
Reunion Gold Corp.                                           2,129,500            175,008*
Romarco Minerals, Inc.                                      22,301,706          3,115,787*+
Rubicon Minerals Corp., 144A                                 1,179,600          1,376,588*
San Anton Resource Corp.                                     1,298,200            320,069*
San Gold Corp.                                                 682,100            672,682*
SEMAFO, Inc.                                                 1,102,400          1,087,179*
Simberi Mining Corp.                                         1,262,000              7,779*
Solitario Exploration & Royalty Corp.                          934,100          1,397,158*
Southwestern Resources Corp.                                    20,000              3,123*
St Andrew Goldfields Ltd.                                      927,549            175,326*
Staccato Gold Resources Ltd.                                 3,091,500            190,551*
Strongbow Exploration, Inc.                                    880,500             32,563*
Terrane Metals Corp.                                         9,010,400            999,674*+
Verena Minerals Corp.                                        1,741,000            200,313*
Verona Development Corp.                                        48,500              1,495*@
VG Gold Corp.                                                5,936,510            317,121*+
Victoria Gold Corp.                                          1,590,000            300,542*
Virginia Mines, Inc.                                           589,700          1,938,527*
Wesdome Gold Mines Ltd.                                        418,200            395,242*
West Timmins Mining, Inc.                                    1,135,000            541,009*
                                                                             ------------
                                                                               63,190,248

GOLD/MINERAL ROYALTY COMPANIES 2.64%
---------------------------------------------------------------------------------------------
Aberdeen International, Inc.                                 2,371,500            204,641*
Gold Wheaton Gold Corp.                                      3,750,000            611,234*
International Royalty Corp.                                    655,550            905,099
Royal Gold, Inc.                                               157,800          7,765,338
                                                                             ------------
                                                                                9,486,312

INTERMEDIATE & JUNIOR GOLD PRODUCERS 26.74%
---------------------------------------------------------------------------------------------
Aurizon Mines Ltd.                                             630,000          2,054,882*
Central Sun Mining, Inc.                                     1,335,098            318,194*
Century Mining Corp.                                         2,940,559             60,416*
DRDGOLD Ltd., Sponsored ADR                                      2,500             13,925*
Dundee Precious Metals, Inc.                                 2,492,000          3,051,513*
Eldorado Gold Corp.                                            210,000          1,669,500*
Golden Star Resources Ltd.                                   1,462,900          1,462,900*
IAMGOLD Corp.                                                1,207,901          7,464,242
Jaguar Mining, Inc.                                          2,354,197         12,072,805*
Kingsgate Consolidated Ltd.                                    347,776            906,261*
New Gold, Inc.                                               2,193,466          3,190,569*
OceanaGold Corp.                                               950,000            117,110*
Orsu Metals Corp.                                            3,008,000            247,206*

See notes to portfolios of investments and notes to financial statements.

                                                                 109


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


COMMON STOCKS                                                   SHARES              VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS (CONT'D)
---------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                   880,000       $ 38,649,600
Red Back Mining, Inc.                                          582,906          4,115,025*
Red Back Mining, Inc., 144A                                    770,000          5,435,815*
Resolute Mining Ltd.                                         1,350,000            230,477*@
Rusoro Mining Ltd.                                           7,811,600          4,172,863*
Rusoro Mining Ltd., 144A                                     1,120,000            598,291*
Sino Gold Mining Ltd.                                        1,585,610          5,668,905*
St Barbara Ltd.                                              5,405,344          1,222,028*
TVI Pacific, Inc.                                           15,255,856            188,065*
Zhaojin Mining Industry Co., Ltd., H shares                  3,678,450          2,867,544
Zijin Mining Group Co., Ltd., H shares                         379,400            232,625
                                                                             ------------
                                                                               96,010,761

INTERNET 0.02%
---------------------------------------------------------------------------------------------
Stockhouse, Inc.                                             1,027,000             79,466*

METAL & MINERAL MINING & EXPLORATION 3.57%
---------------------------------------------------------------------------------------------
AMT International Mining                                     1,000,000             10,700*@
Avion Resources Corp.                                        3,900,000            272,436*+
Baja Mining Corp.                                              685,450            123,931*
Breakwater Resources Ltd.                                      450,000             42,530*
Brilliant Mining Corp.                                         317,800             52,235*
Calibre Mining Corp.                                         2,378,400             29,320*
Coalcorp Mining, Inc.                                           32,071              5,140*
Dia Bras Exploration, Inc.                                   1,375,800             62,187*
Freewest Resources Canada, Inc.                              1,090,000            152,285*
Independence Group NL                                          363,950            564,075
JNR Resources, Inc.                                            456,800            108,869*
Linear Metals Corp.                                          1,004,410             57,782*
Lundin Mining Corp.                                          1,386,000          1,355,473*
Mineral Deposits Ltd.                                        1,000,000            499,636*
Mines Management, Inc.                                         887,830          1,110,763*
Natasa Mining Ltd.                                             503,045            359,404*
North American Tungsten Corp.                                1,289,000            158,900*
North Arrow Minerals, Inc.                                     261,500             15,044*
Odyssey Resources Ltd.                                         414,900             43,474*
Red Hill Energy, Inc.                                          145,000             36,941*
Revett Minerals, Inc.                                        3,194,500            157,520*
Ridge Mining plc                                             1,653,000            796,846*
Silvercorp Metals, Inc.                                      2,813,020          6,033,845
Stingray Copper, Inc.                                          300,000             54,241*
Suramina Resources, Inc.                                     1,337,700            241,859*
Taseko Mines Ltd.                                              359,000            209,476*
Toledo Mining Corp. plc                                        432,900             66,469*
Uranium North Resources Corp.                                  517,035             38,242*

See notes to portfolios of investments and notes to financial statements.

110


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


COMMON STOCKS                                                   SHARES              VALUE
METAL & MINERAL MINING & EXPLORATION (CONT'D)
---------------------------------------------------------------------------------------------
Wallbridge Mining Co. Ltd.                                   1,541,000       $     63,322*
Western Copper Corp.                                           499,400             98,501*
                                                                             ------------
                                                                               12,821,446

OIL & GAS EXPLORATION & PRODUCTION 0.58%
---------------------------------------------------------------------------------------------
Big Sky Energy Corp.                                         2,000,000              2,000*
Pacific Rubiales Energy Corp.                                1,158,232          2,084,589*
                                                                             ------------
                                                                                2,086,589

PLATINUM GROUP METALS 2.00%
---------------------------------------------------------------------------------------------
Anooraq Resources Corp.                                      3,472,400          1,084,411*
Beartooth Platinum Corp.                                     5,478,500            108,057*@
Eastern Platinum Ltd.                                       16,280,475          4,482,215*
Osmium Holdings S.A. (RS)                                          891                  0*@
Platinum Group Metals Ltd.                                     985,900          1,507,046*
                                                                             ------------
                                                                                7,181,729

SENIOR GOLD PRODUCERS 20.32%
---------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                        181,520          9,363,914
Agnico-Eagle Mines Ltd. (RS)                                   220,000         11,292,600@
AngloGold Ashanti Ltd., Sponsored ADR                          186,000          5,154,060
Barrick Gold Corp.                                             133,574          4,911,516^
Gold Fields Ltd.                                               548,600          5,434,364
Harmony Gold Mining Co., Ltd., Sponsored ADR                   317,000          3,477,490*^
Kinross Gold Corp.                                             757,754         13,957,829^
Lihir Gold Ltd., Sponsored ADR                                 255,300          5,598,729*
Newcrest Mining Ltd.                                            87,000          2,105,264
Newmont Mining Corp.                                           192,900          7,851,030
Polyus Gold Co., Sponsored ADR                                  89,600          1,068,032
Yamana Gold, Inc.                                              356,293          2,767,068
                                                                             ------------
                                                                               72,981,896

SUGAR/ETHANOL 0.16%
---------------------------------------------------------------------------------------------
Bioenergy Africa Ltd. (RS)                                   5,750,000            569,747*+@

WIRELESS EQUIPMENT 0.06%
---------------------------------------------------------------------------------------------
Active Control Technology, Inc.                              4,575,000            206,792*

---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           268,442,113
---------------------------------------------------------------------------------------------
  (cost $481,260,765)


See notes to portfolios of investments and notes to financial statements.

                                                                 111


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


EXCHANGE-TRADED FUNDS (ETF) 1.70%                               SHARES              VALUE
ETFS Physical Platinum                                          20,900       $  1,898,418*
SPDR Gold Trust                                                 48,600          4,206,330*

---------------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                     6,104,748
---------------------------------------------------------------------------------------------
  (cost $5,734,468)

CLOSED-END FUND 0.45%

ASA Ltd.                                                        32,000          1,632,000
  (cost $1,320,375)

WARRANTS 17.82%

DIAMOND MINING & EXPLORATION 0.00%
---------------------------------------------------------------------------------------------
Rockwell Diamonds, Inc., Warrants (November 2009)            2,575,000                  0*@

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.11%
---------------------------------------------------------------------------------------------
Avnel Gold Mining Ltd., Warrants (June 2010)                    14,000              2,013*
Carnavale Resources Ltd., Warrants (June 2009)               3,348,857             17,867*
Chesapeake Gold Corp., Warrants (February 2012)                319,874            266,825*
Crystallex International Corp., Warrants (August 2009)         162,500                  0*@
Fortress Minerals Corp., Warrants (December 2010) (RS)       1,400,000                  0*@
Grandview Gold, Inc., Warrants (March 2009)                    350,000                  0*@
Great Basin Gold Ltd., Warrants (April 2009)                   457,000              7,512*
Hainan Mining Corp., Warrants (May 2009) (RS)                  313,700                  0*@
Hainan Mining Corp., Warrants (August 2011) (RS)             1,705,000                  0*@
Medoro Resources Ltd., Warrants (March 2010)                 1,250,000                  0*@
Metallic Ventures Gold, Inc., Warrants (March 2009)            691,500              2,841*
Mindoro Resources Ltd., Warrants (May 2009)                  1,500,000              6,164*@
Osisko Mining Corp., Warrants (November 2009)                  547,000             89,908*
Platte River Gold U.S., Inc., Warrants (March 2009)
  (RS)                                                         195,000                  0*@
Platte River Gold U.S., Inc., Warrants (February 2010)
  (RS)                                                          75,200                  0*@
Romarco Minerals, Inc., Warrants (July 2009)                 2,430,000                  0*@
Romarco Minerals, Inc., Warrants (April 2010)                2,650,000                  0*@
Staccato Gold Resources Ltd., Warrants (August 2009)         3,000,000                  0*@
Terrane Metals Corp., Warrants (June 2012)                     219,000              8,999*
US Gold Corp., Warrants (February 2011)                         39,000              2,564*
                                                                             ------------
                                                                                  404,693

GOLD/MINERAL ROYALTY COMPANIES 0.08%
---------------------------------------------------------------------------------------------
Franco-Nevada Corp., Warrants (March 2012)                      86,500            279,021*

See notes to portfolios of investments and notes to financial statements.

112


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


WARRANTS                                                        SHARES              VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.59%
---------------------------------------------------------------------------------------------
Dundee Precious Metals, Inc., Warrants (November 2015)       1,125,000       $    554,734*
GBS Gold International, Inc., Warrants (May 2010)              630,000                  0*@
New Gold, Inc., Warrants (April 2012)                        6,531,600            107,357*
New Gold, Inc., Warrants (June 2017)                         1,452,430            358,095*
New Gold, Inc., Warrants (November 2012)                     4,470,000            367,357*
Orsu Metals Corp., Warrants (April 2010)                     2,476,000             30,523*
Orsu Metals Corp., Warrants (March 2011)                     4,082,000            117,414*
Rusoro Mining Ltd., Warrants (November 2011)                   600,000                  0*@
Rusoro Mining Ltd., Warrants (November 2012)                 6,302,750            595,674*
                                                                             ------------
                                                                                2,131,154

METAL & MINERAL MINING & EXPLORATION 2.67%
---------------------------------------------------------------------------------------------
Avion Resources Corp., Warrants (May 2010)                   1,950,000                  0*@
Baja Mining Corp., Warrants (April 2009)                     1,007,090              4,138*
Baja Mining Corp., Warrants (April 2011)                       527,750                  0*@
Breakwater Resources Ltd., Warrants (January 2009)             604,650              2,485*
Coalcorp Mining, Inc., Warrants (February 2011)                113,214                465*
Denison Mines Corp., Warrants (March 2011)                     188,295             77,373*
Denison Mines Corp., Warrants (November 2009)                   97,600             32,084*
Mines Management, Inc., Warrants (April 2012)                  691,300            207,390*
Silver Wheaton Corp., Warrants (December 2010)               2,809,520          8,312,189*
Silver Wheaton Corp., Warrants (September 2013)                429,695            687,554*
Thompson Creek Metals Co. Inc., Warrants (October
  2011)                                                        274,900            248,512*
                                                                             ------------
                                                                                9,572,190

OIL & GAS EXPLORATION & PRODUCTION 0.07%
---------------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp., Warrants (July 2012)            973,275            263,955*

PLATINUM GROUP METALS 0.00%
---------------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                 1,637,664             13,459*

SENIOR GOLD PRODUCERS 14.30%
---------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (December 2013) (RS)         110,000            448,800*@
Goldcorp, Inc., Warrants (June 2011)                         3,991,933         39,978,935*
Kinross Gold Corp., Warrants (September 2011)                1,531,720          4,544,304*
Kinross Gold Corp., Warrants (September 2013)                  446,371          2,197,372*
Yamana Gold, Inc., Warrants (February 2010)                  3,782,263          4,165,214*
                                                                             ------------
                                                                               51,334,625

---------------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                 63,999,097
---------------------------------------------------------------------------------------------
  (cost $89,388,301)

See notes to portfolios of investments and notes to financial statements.

                                                                 113


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008


SPECIAL WARRANTS 0.00%                                          SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.00%
---------------------------------------------------------------------------------------------
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                                600,000       $          0*@
  (cost $300,000)

RIGHTS 0.00%

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.00%
---------------------------------------------------------------------------------------------
Metorex Ltd.                                                   157,230              3,847
  (cost $0)

PURCHASED OPTIONS 0.60%                                      CONTRACTS

EXCHANGE-TRADED FUND 0.07%
---------------------------------------------------------------------------------------------
Market Vectors Gold Miners ETF, Strike Price 28, Put,
  Expiration Jan. 2009 (premium $947,731)                        6,950            243,250

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.11%
---------------------------------------------------------------------------------------------
Hecla Mining Co., Strike Price 10, Call, Expiration
  Jan. 2010 (premium $889,136)                                   1,600             32,000
Randgold Resources Ltd., Strike Price 50, Call,
  Expiration Jan. 2010 (premium $377,409)                          350            357,000
                                                                             ------------
                                                                                  389,000

SENIOR GOLD PRODUCERS 0.42%
---------------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 15, Put, Expiration Apr.
  2009 (premium $1,138,196)                                      4,697            183,183
Harmony Gold Mining Co., Ltd., Strike Price 12.50,
  Call, Expiration Jan. 2009 (premium $331,129)                  1,875             56,250
Harmony Gold Mining Co., Ltd., Strike Price 12.50,
  Expiration Jan. 2010 (premium $379,451)                        1,300            357,500
Newmont Mining Corp., Strike Price 45, Call,
  Expiration Jan. 2010 (premium $904,200)                        1,100            913,000
                                                                             ------------
                                                                                1,509,933

---------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         2,142,183
---------------------------------------------------------------------------------------------
  (cost $4,967,252)


See notes to portfolios of investments and notes to financial statements.

114


WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                              December 31, 2008

                                                           PRINCIPAL
NOTES 1.02%                                                  AMOUNT                 VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS 1.02%
---------------------------------------------------------------------------------------------
GBS Gold International, Inc., 12.00%, maturity 5/27/11
  (RS)                                                    $  3,600,000       $  2,071,006*@
New Gold, Inc., 10.00%, maturity 6/28/17                     3,000,000          1,590,237*

---------------------------------------------------------------------------------------------
TOTAL NOTES                                                                     3,661,243
---------------------------------------------------------------------------------------------
  (cost $6,387,277)

---------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              345,985,231
---------------------------------------------------------------------------------------------
  (cost $589,358,438)

REPURCHASE AGREEMENT 3.80%

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $13,631,487, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $13,631,479)                                        13,631,479         13,631,479

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.14%                                                     359,616,710
---------------------------------------------------------------------------------------------
  (cost $602,989,917)
Other assets and liabilities, net (0.14)%                                        (496,926)
                                                                             ------------

NET ASSETS 100%                                                              $359,119,784
                                                                             ------------

                                                           SHARES SUBJECT
CALL OPTIONS WRITTEN                                           TO CALL              VALUE
---------------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 35, Call, Expiration
  Jan. 2009                                                        150       $     45,000
Harmony Gold Mining Co., Ltd., Strike Price 10, Call,
  Expiration Jan. 2009                                             265             37,100
Kinross Gold Corp., Strike Price 20, Call, Expiration
  Jan. 2009                                                      2,142            107,100

---------------------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN                                                   $    189,200
---------------------------------------------------------------------------------------------
  (premiums received $180,422) (Note 1 E)

See notes to portfolios of investments and notes to financial statements.

GOLD & PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008

COMMON STOCKS 70.68%                                            SHARES             VALUE
DIAMOND MINING & EXPLORATION 0.00%
----------------------------------------------------------------------------------------
Diamond Fields International Ltd.                               21,600       $       621*

FINANCIAL SERVICES 0.20%
----------------------------------------------------------------------------------------
GMP Capital Trust                                               92,900           387,084

GOLD MINING 63.71%
----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                        105,980         5,454,849
Agnico-Eagle Mines Ltd. (RS)                                   140,000         7,186,200@
AngloGold Ashanti Ltd., Sponsored ADR                          233,237         6,462,997
Aurizon Mines Ltd.                                             123,365           399,703
Barrick Gold Corp.                                             276,647        10,172,310^
Centerra Gold, Inc.                                            341,000         1,244,280*
Century Mining Corp.                                           509,512            10,468*
Compania de Minas Buenaventura S.A., ADR                       160,770         3,202,538
Crystallex International Corp.                                 120,000            18,738*
DRDGOLD Ltd., Sponsored ADR                                     60,000           334,200*
Dundee Precious Metals, Inc.                                 2,005,000         2,455,169*
Eldorado Gold Corp.                                            552,859         4,394,455*
Gold Fields Ltd.                                               651,357         6,461,105
Goldcorp, Inc.                                                   6,023           189,905*
Golden Star Resources Ltd.                                   1,445,364         1,445,364*
Harmony Gold Mining Co., Ltd., Sponsored ADR                   527,566         5,787,399*^
IAMGOLD Corp.                                                  906,722         5,586,274
Jaguar Mining, Inc.                                            976,059         5,005,430*
Kingsgate Consolidated Ltd.                                    199,625           520,198*
Kinross Gold Corp.                                             602,749        11,102,637^
Lihir Gold Ltd., Sponsored ADR                                 170,488         3,738,802*
New Gold, Inc.                                               1,043,237         1,517,411*
Newcrest Mining Ltd.                                            45,400         1,098,609
Newmont Mining Corp.                                           204,281         8,314,237
OceanaGold Corp.                                               130,000            16,026*
Polyus Gold Co., Sponsored ADR                                 127,900         1,524,568
Randgold Resources Ltd., ADR                                   300,000        13,176,000
Red Back Mining, Inc.                                          525,750         3,711,532*
Red Back Mining, Inc., 144A                                    245,000         1,729,578*
Rusoro Mining Ltd.                                           1,579,200           843,590*
SEMAFO, Inc.                                                   816,300           805,030*
Sino Gold Mining Ltd.                                          400,000         1,430,088*
St Barbara Ltd.                                              1,234,467           279,085*
Troy Resources NL                                              411,300           296,486
Western Goldfields, Inc.                                     1,055,000         1,699,375*
Yamana Gold, Inc.                                              169,785         1,318,597
Zhaojin Mining Industry Co., Ltd., H shares                  4,387,550         3,420,324
Zijin Mining Group Co., Ltd., H shares                         154,600            94,792
                                                                             -----------
                                                                             122,448,349

See notes to portfolios of investments and notes to financial statements.

116


GOLD & PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


COMMON STOCKS                                                   SHARES             VALUE
GOLD ROYALTY COMPANIES 4.62%
----------------------------------------------------------------------------------------
Aberdeen International, Inc.                                    52,250       $     4,509*
Gold Wheaton Gold Corp.                                      3,750,000           611,234*
Royal Gold, Inc.                                               167,971         8,265,853
                                                                             -----------
                                                                               8,881,596

METAL & MINERAL MINING 0.46%
----------------------------------------------------------------------------------------
Independence Group NL                                          155,000           240,230
Ivanhoe Mines Ltd.                                             109,400           293,999*
Lundin Mining Corp.                                            356,330           348,482*
                                                                             -----------
                                                                                 882,711

PLATINUM GROUP METALS 0.72%
----------------------------------------------------------------------------------------
Eastern Platinum Ltd.                                        5,059,450         1,392,929*

SILVER MINING 0.97%
----------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.                                      400,549           361,559*
Silvercorp Metals, Inc.                                        698,000         1,497,189
                                                                             -----------
                                                                               1,858,748

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          135,852,038
----------------------------------------------------------------------------------------
  (cost $151,534,620)

EXCHANGE-TRADED FUNDS (ETF) 5.75%

ETFS Physical Platinum                                          16,275         1,478,313*
iShares Silver Trust                                           160,000         1,800,000*
SPDR Gold Trust                                                 89,700         7,763,535*

----------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                   11,041,848
----------------------------------------------------------------------------------------
  (cost $10,855,686)

CLOSED-END FUND 2.65%

ASA Ltd.                                                       100,000         5,100,000
  (cost $4,399,606)


See notes to portfolios of investments and notes to financial statements.

                                                                 117


GOLD & PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


WARRANTS 10.25%                                                 SHARES             VALUE
GOLD MINING 9.35%
----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (December 2013) (RS)          70,000       $   285,600*@
Crystallex International Corp., Warrants (August 2009)          62,500                 0*@
Dundee Precious Metals, Inc., Warrants (November 2015)         770,500           379,931*
GBS Gold International, Inc., Warrants (May 2010)              175,000                 0*@
Goldcorp, Inc., Warrants (June 2011)                         1,080,574        10,834,158*
Kinross Gold Corp., Warrants (September 2011)                  831,080         2,465,647*
Kinross Gold Corp., Warrants (September 2013)                  489,534         2,409,853*
New Gold, Inc., Warrants (April 2012)                        3,775,400            62,054*
New Gold, Inc., Warrants (November 2012)                     1,222,000           100,427*
New Gold, Inc., Warrants (June 2017)                           231,800            57,150*
Rusoro Mining Ltd., Warrants (November 2012)                 1,439,250           136,023*
Yamana Gold, Inc., Warrants (February 2010)                  1,118,831         1,232,112*
                                                                             -----------
                                                                              17,962,955

GOLD ROYALTY COMPANY 0.07%
----------------------------------------------------------------------------------------
Franco-Nevada Corp., Warrants (March 2012)                      43,600           140,639*

PLATINUM GROUP METALS 0.00%
----------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                   440,235             3,618*

SILVER MINING 0.83%
----------------------------------------------------------------------------------------
Silver Wheaton Corp., Warrants (December 2010)                 437,640         1,294,793*
Silver Wheaton Corp., Warrants (September 2013)                188,106           300,988*
                                                                             -----------
                                                                               1,595,781

----------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                19,702,993
----------------------------------------------------------------------------------------
  (cost $20,434,759)

PURCHASED OPTIONS 2.28%                                      CONTRACTS

EXCHANGE-TRADED FUND 0.07%
----------------------------------------------------------------------------------------
Market Vectors Gold Miners ETF, Strike Price 28, Put,
  Expiration Jan. 2009 (premium $518,182)                        3,800           133,000

GOLD MINING 2.21%
----------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Strike Price 50, Call, Expiration
  Jan. 2010 (premium $175,980)                                     200            40,500
Gold Fields Ltd., Strike Price 15, Call, Expiration Jan. 2010
  (premium $2,059,040)                                           9,780         1,760,400
Goldcorp, Inc., Strike Price 15, Put, Expiration Apr. 2009
  (premium $310,226)                                             1,278            49,842

See notes to portfolios of investments and notes to financial statements.

118


GOLD & PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


PURCHASED OPTIONS                                            CONTRACTS             VALUE
GOLD MINING (CONT'D)
----------------------------------------------------------------------------------------
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call,
  Expiration Jan. 2009 (premium $110,376)                          625       $    18,750
Harmony Gold Mining Co., Ltd., Strike Price 12.50,
  Expiration Jan. 2010 (premium $554,579)                        1,900           522,500
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2010
  (premium $227,124)                                               420             8,400
Newmont Mining Corp., Strike Price 45, Call, Expiration
  Jan. 2010 (premium $904,200)                                   1,100           913,000
Randgold Resources Ltd., Strike Price 50, Call, Expiration
  Jan. 2010 (premium $925,204)                                     910           928,200
                                                                             -----------
                                                                               4,241,592

----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        4,374,592
----------------------------------------------------------------------------------------
  (cost $5,784,911)

                                                             PRINCIPAL
NOTE 0.30%                                                     AMOUNT
GOLD MINING 0.30%
----------------------------------------------------------------------------------------
GBS Gold International, Inc., 12.00%, maturity 5/27/11 (RS) $1,000,000           575,279@
  (cost $995,718)

----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             176,646,750
----------------------------------------------------------------------------------------
  (cost $194,005,300)

REPURCHASE AGREEMENTS 10.06%
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 12/31/08, 0.03%, due 01/02/09,
  repurchase price $4,500,008, collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $4,500,000)                                          4,500,000         4,500,000

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $10,000,006, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $10,000,000)                                        10,000,000        10,000,000

See notes to portfolios of investments and notes to financial statements.

                                                                 119


GOLD & PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008

                                                            PRINCIPAL
REPURCHASE AGREEMENTS                                         AMOUNT               VALUE
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 12/31/08, 0.02%, due 01/02/09,
  repurchase price $4,844,311, collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $4,844,306)                                         $4,844,306       $ 4,844,306

----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                   19,344,306
----------------------------------------------------------------------------------------
  (cost $19,344,306)

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.97%                                                    195,991,056
----------------------------------------------------------------------------------------
  (cost $213,349,606)
Other assets and liabilities, net (1.97)%                                     (3,785,492)
                                                                             -----------

NET ASSETS 100%                                                             $192,205,564
                                                                            ------------

                                                           SHARES SUBJECT
CALL OPTIONS WRITTEN                                           TO CALL             VALUE
----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 35, Call, Expiration
  Jan. 2009                                                        250       $    75,000
Harmony Gold Mining Co., Ltd., Strike Price 10, Call,
  Expiration Jan. 2009                                             235            32,900
Kinross Gold Corp., Strike Price 20, Call, Expiration
  Jan. 2009                                                      1,708            85,400

----------------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN                                                   $   193,300
----------------------------------------------------------------------------------------
  (premiums received $163,402) (Note 1E)

See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                December 31, 2008

COMMON STOCKS 92.90%                                            SHARES                VALUE
BROADCASTING & CABLE TV 5.08%
-------------------------------------------------------------------------------------------
Cyfrowy Polsat S.A.                                          1,518,595       $    6,915,643
TVN S.A.                                                     2,023,135            9,201,567
                                                                             --------------
                                                                                 16,117,210

COMMODITY CHEMICALS 1.89%
-------------------------------------------------------------------------------------------
Uralkali, Sponsored                                            671,015            6,010,365

COMMUNICATIONS 8.43%
-------------------------------------------------------------------------------------------
Mobile TeleSystems                                             888,391            3,446,798
Telefonica O2 Czech Republic a.s.                              379,953            8,434,952
Vimpel-Communications, Sponsored ADR                         2,078,157           14,879,604
                                                                             --------------
                                                                                 26,761,354

DIVERSIFIED BANKS 25.79%
-------------------------------------------------------------------------------------------
Erste Group Bank AG                                            251,508            5,925,022
Komercni Banka a.s.                                             20,000            3,124,087
OTP Bank Nyrt.                                                 633,934            9,689,065*
OTP Bank Nyrt., GDR                                            646,903            4,891,234@
Powszechna Kasa Oszczednosci Bank Polski S.A.                  190,491            2,276,929
Raiffeisen International Bank Holding AG                       162,747            4,577,143
Sberbank RF                                                 29,127,095           21,928,391
Turkiye Garanti Bankasi a.s.                                11,200,082           19,161,403
Turkiye Halk Bankasi a.s.                                    2,599,036            7,818,560
VTB Bank OJSC, Sponsored GDR,7144A                           1,120,780            2,454,672
                                                                             --------------
                                                                                 81,846,506

DIVERSIFIED METALS & MINING 0.86%
-------------------------------------------------------------------------------------------
Belon OJSC                                                   7,004,000            2,167,038@
Orsu Metals Corp.                                            6,947,400              570,957*
                                                                             --------------
                                                                                  2,737,995

ELECTRIC UTILITY 6.68%
-------------------------------------------------------------------------------------------
CEZ a.s.                                                       516,471           21,204,063

FINANCIAL SERVICES 1.21%
-------------------------------------------------------------------------------------------
Finans Finansal Kiralama a.s.                                4,692,448            3,840,256

GOLD MINING 1.26%
-------------------------------------------------------------------------------------------
Dundee Precious Metals, Inc.                                 1,000,000            1,224,523*
KazakhGold Group Ltd., GDR                                     700,174            2,769,346*
                                                                             --------------
                                                                                  3,993,869

See notes to portfolios of investments and notes to financial statements.

                                                                 121


EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                December 31, 2008


COMMON STOCKS                                                   SHARES                VALUE
INSURANCE 2.71%
-------------------------------------------------------------------------------------------
Aksigorta a.s.                                               4,595,732       $    8,590,716

OIL & GAS - INTEGRATED 21.66%
-------------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                   2,032,777           28,967,071
LUKOIL, Sponsored ADR                                          752,810           24,127,560
Rosneft Oil Co. OJSC, GDR                                    4,117,309           15,643,917
                                                                             --------------
                                                                                 68,738,548

OIL & GAS EXPLORATION & PRODUCTION 10.84%
-------------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                      1,414,544           17,970,456
NovaTek OAO, Sponsored GDR                                     381,477            7,378,644@
Surgutneftegaz                                              15,599,642            9,044,033
                                                                             --------------
                                                                                 34,393,133

REAL ESTATE INVESTMENT TRUSTS 0.00%
-------------------------------------------------------------------------------------------
MirLand Development Corp. plc                                   12,790                6,579*

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.70%
-------------------------------------------------------------------------------------------
Plaza Centers N.V.                                           1,881,175            1,551,850
RGI International Ltd.                                       1,357,449              664,728*
                                                                             --------------
                                                                                  2,216,578

STEEL - PRODUCERS 1.56%
-------------------------------------------------------------------------------------------
Evraz Group S.A., GDR                                          190,000            1,634,000
Novolipetsk Steel, GDR                                         320,000            3,308,606
                                                                             --------------
                                                                                  4,942,606

WIRELESS TELECOMMUNICATION SERVICES 4.23%
-------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri a.s.                            2,324,975           13,408,361

-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                             294,808,139
-------------------------------------------------------------------------------------------
  (cost $669,297,007)

PREFERRED STOCKS 1.16%

OIL & GAS EXPLORATION & PRODUCTION 1.16%
-------------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                             13,529,631            2,693,750@
Surgutneftegaz, Preferred Stock, Sponsored ADR                 490,333              976,253@

-------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                            3,670,003
-------------------------------------------------------------------------------------------
  (cost $14,159,388)

See notes to portfolios of investments and notes to financial statements.

122


EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                December 31, 2008


WARRANTS 0.08%                                                  SHARES                VALUE
GOLD MINING 0.08%
-------------------------------------------------------------------------------------------
Dundee Precious Metals, Inc., Warrants (November 2015)         500,000       $      246,548*
  (cost $0)

-------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                                298,724,690
-------------------------------------------------------------------------------------------
  (cost $683,456,395)


                                                            PRINCIPAL
REPURCHASE AGREEMENT 4.33%                                    AMOUNT
Joint Tri-Party Repurchase Agreement, Morgan
  Stanley, 12/31/08, 0.01%, due 01/02/09, repurchase
  price $13,724,247, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $13,724,239)                                        13,724,239           13,724,239

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.46%                                                        312,448,929
-------------------------------------------------------------------------------------------
  (cost $697,180,634)
Other assets and liabilities, net 1.54%                                           4,871,226
                                                                             --------------

NET ASSETS 100%                                                                $317,320,155
                                                                               ------------

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008

COMMON STOCKS 83.04%                                          SHARES             VALUE
AIR FREIGHT & LOGISTICS 1.53%
--------------------------------------------------------------------------------------
Shenzhen International Holdings Ltd.                       3,392,000       $   148,081

ALTERNATIVE CARRIERS 1.58%
--------------------------------------------------------------------------------------
GVT Holding SA                                                13,700           152,766*

ALUMINUM 0.07%
--------------------------------------------------------------------------------------
Vimetco NV, GDR                                               41,428             7,075*

APPAREL 1.04%
--------------------------------------------------------------------------------------
China Dongxiang Group Co.                                    412,000           100,620

BEVERAGES 2.06%
--------------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V., Sponsored
  ADR                                                          6,600           198,858

COMMODITY CHEMICALS 1.27%
--------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                         13,346            93,234
Uralkali, Sponsored GDR                                        3,328            29,809
                                                                           -----------
                                                                               123,043

COMMUNICATIONS 14.24%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                      11,600           359,484
China Mobile Ltd.                                             48,000           486,654
China Mobile Ltd., Sponsored ADR                               3,223           163,890
Chunghwa Telecom Co., Ltd.                                    78,650           125,661
Empresa Nacional de Telecomunicaciones S.A.                    6,050            66,013
Telecom Egypt                                                 44,072           128,713
Vimpel-Communications, Sponsored ADR                           6,333            45,344
                                                                           -----------
                                                                             1,375,759

COMPUTER HARDWARE 1.62%
--------------------------------------------------------------------------------------
Wistron Corp.                                                203,378           156,542

CONSTRUCTION & ENGINEERING 0.52%
--------------------------------------------------------------------------------------
Era Infra Engineering Ltd.                                    34,152            50,301

DEPARTMENT STORES 1.16%
--------------------------------------------------------------------------------------
Lojas Renner S.A.                                             16,269           111,752

DIVERSIFIED BANKS 15.59%
--------------------------------------------------------------------------------------
China Construction Bank, Class H                             258,000           142,771
Commercial Bank of Qatar, GDR                                 40,249           191,183*

See notes to portfolios of investments and notes to financial statements.

124


GLOBAL EMERGING MARKETS

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


COMMON STOCKS                                                 SHARES             VALUE
DIVERSIFIED BANKS (CONT'D)
--------------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd., H shares       787,000       $   418,258
KB Financial Group, Inc., ADR                                 11,331           296,872
OTP Bank Nyrt.                                                 6,068            92,743*
Sberbank RF                                                  196,497           147,933
Turkiye Garanti Bankasi a.s.                                  80,969           138,524
Turkiye Vakiflar Bankasi T.A.O., Class D                     101,100            77,676
                                                                           -----------
                                                                             1,505,960

DIVERSIFIED METALS & MINING 1.51%
--------------------------------------------------------------------------------------
Belon OJSC                                                   206,900            64,015*@
Orsu Metals Corp.                                            430,836            35,407*
Raspadskaya                                                   46,785            46,551
                                                                           -----------
                                                                               145,973

ELECTRIC GENERATION 1.36%
--------------------------------------------------------------------------------------
Huaneng Power International, Inc., Sponsored ADR               4,500           131,310

ELECTRONICS & COMPONENTS 1.26%
--------------------------------------------------------------------------------------
China High Speed Transmission Equipment Group Co., Ltd.      100,000           122,035

FOREST PRODUCTS 1.45%
--------------------------------------------------------------------------------------
China Grand Forestry Green Resources Group Ltd.            3,314,000           140,094*

GOLD MINING 3.00%
--------------------------------------------------------------------------------------
AngloGold Ashanti Ltd.                                         6,978           190,584
KazakhGold Group Ltd., GDR                                    25,082            99,205*
                                                                           -----------
                                                                               289,789

HEALTHCARE EQUIPMENT & SERVICES 1.36%
--------------------------------------------------------------------------------------
Opto Circuits India Ltd.                                      71,048           131,215

INSURANCE 1.88%
--------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                      59,000           181,810

MACHINERY 0.53%
--------------------------------------------------------------------------------------
Lonking Holdings Ltd.                                        100,000            51,590

METAL & MINERAL MINING 2.85%
--------------------------------------------------------------------------------------
Compania Vale do Rio Doce, Sponsored ADR                      16,000           193,760
Eastern Platinum Ltd.                                        295,021            81,223*
                                                                           -----------
                                                                               274,983

See notes to portfolios of investments and notes to financial statements.

                                                                 125


GLOBAL EMERGING MARKETS

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


COMMON STOCKS                                                 SHARES             VALUE
OIL & GAS - INTEGRATED 7.60%
--------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                    16,124       $   229,767
LUKOIL, Sponsored ADR                                          5,000           160,250
PetroChina Co., Ltd., H shares                                66,000            58,479
Sasol Ltd.                                                     9,528           286,247
                                                                           -----------
                                                                               734,743

OIL & GAS EXPLORATION & PRODUCTION 1.40%
--------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                       10,682           135,705

REAL ESTATE COMPANIES 2.90%
--------------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                                400,000           280,277

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.25%
--------------------------------------------------------------------------------------
RGI International Ltd.                                        48,574            23,786*

RETAIL 1.17%
--------------------------------------------------------------------------------------
Wal-Mart de Mexico SAB de CV, Series V                        41,900           112,954

SEMICONDUCTORS 8.20%
--------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                  1,158           419,343
Samsung Electronics Co., Ltd., GDR, 144A                         687           120,225
Siliconware Precision Industries Co.                         252,686           221,124
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
  ADR                                                         23,115            31,680
                                                                           -----------
                                                                               792,372

STEEL - PRODUCERS 1.93%
--------------------------------------------------------------------------------------
Evraz Group S.A., GDR                                          3,000            25,800
Gerdau S.A., Sponsored ADR                                    15,000            99,000
Novolipetsk Steel, GDR                                         6,000            62,036
                                                                           -----------
                                                                               186,836

TOBACCO 1.55%
--------------------------------------------------------------------------------------
KT&G Corp.                                                     2,400           149,659

WIRELESS TELECOMMUNICATION SERVICES 2.16%
--------------------------------------------------------------------------------------
MTN Group Ltd.                                                17,954           208,926

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          8,024,814
--------------------------------------------------------------------------------------
  (cost $15,381,899)

See notes to portfolios of investments and notes to financial statements.

126


GLOBAL EMERGING MARKETS

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008


EXCHANGE-TRADED FUND (ETF) 1.34%                              SHARES             VALUE
SPDR Gold Trust                                                1,500       $   129,825*
  (cost $123,628)

CLOSED-END FUND 3.67%

Metage Special Emerging Markets Fund Ltd.                      7,191           354,229*@
  (cost $918,299)

EQUITY-LINKED SECURITIES 4.38%

APPLICATIONS SOFTWARE 1.18%
--------------------------------------------------------------------------------------
Tanla Solutions Ltd. (January 2010)                           80,110           113,676@

CONSTRUCTION & ENGINEERING 1.04%
--------------------------------------------------------------------------------------
Arabtec Holding Co. (March 2017)                              81,827           100,729@

IT CONSULTING & OTHER SERVICES 2.16%
--------------------------------------------------------------------------------------
Mastek Ltd., 144A (October 2009)                              34,445           114,358*@
Satyam Computer Services Ltd. (January 2017)                  26,966            94,381@
                                                                           -----------
                                                                               208,739

--------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED SECURITIES                                                 423,144
--------------------------------------------------------------------------------------
  (cost $1,177,703)

WARRANTS 0.01%

DIVERSIFIED METALS & MINING 0.01%
--------------------------------------------------------------------------------------
Orsu Metals Corp., Warrants (March 2011)                      25,813               742*
  (cost $0)

UNITS 2.01%                                                    UNITS

DIVERSIFIED BANKS 2.01%
--------------------------------------------------------------------------------------
Unibanco, Units                                               30,100           194,346
  (cost $391,895)

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             9,127,100
--------------------------------------------------------------------------------------
  (cost $17,993,424)


See notes to portfolios of investments and notes to financial statements.

                                                                 127


GLOBAL EMERGING MARKETS

  PORTFOLIO OF INVESTMENTS                                           December 31, 2008

                                                           PRINCIPAL
REPURCHASE AGREEMENT 0.58%                                   AMOUNT              VALUE
Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $55,641, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $55,641)        $    55,641      $    55,641

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.03%                                                     9,182,741
--------------------------------------------------------------------------------------
  (cost $18,049,065)
Other assets and liabilities, net 4.97%                                        480,014
                                                                           -----------

NET ASSETS 100%                                                             $9,662,755
                                                                            ----------

See notes to portfolios of investments and notes to financial statements.

CHINA REGION FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008

COMMON STOCKS 90.94%                                            SHARES             VALUE
AGRICULTURE 1.31%
----------------------------------------------------------------------------------------
China Agri-Industries Holdings Ltd.                          1,000,000       $   500,576*

AUTO MANUFACTURERS 1.77%
----------------------------------------------------------------------------------------
Sinotruk Hong Kong Ltd.                                      1,000,000           678,852

BANKS 6.88%
----------------------------------------------------------------------------------------
Bank of Communications Co., Ltd., H shares                   1,800,000         1,311,048
Industrial & Commercial Bank of China Ltd., H shares         2,500,000         1,328,645
                                                                             -----------
                                                                               2,639,693

CELLULAR TELECOMMUNICATIONS 5.30%
----------------------------------------------------------------------------------------
China Mobile Ltd.                                              150,000         1,520,791
China Mobile Ltd., Sponsored ADR                                10,000           508,500
                                                                             -----------
                                                                               2,029,291

CHEMICALS - AGRICULTURAL 0.00%
----------------------------------------------------------------------------------------
Danhua Chemical Technology Co., Ltd., B shares                       1                 1*

COAL 1.05%
----------------------------------------------------------------------------------------
China Coal Energy Co., H shares                                500,000           404,045

CONSTRUCTION 14.73%
----------------------------------------------------------------------------------------
Cheung Kong Infrastructure Holdings Ltd.                       500,000         1,886,520
China Communications Construction Co., Ltd., H shares        1,400,000         1,749,754
China Railway Construction Corp., H shares                     500,000           750,353*
China Railway Group Ltd., H shares                           1,800,000         1,263,231*
                                                                             -----------
                                                                               5,649,858

DIVERSIFIED MINERALS 0.04%
----------------------------------------------------------------------------------------
Erdene Resource Development Corp.                              100,000            15,615*

EDUCATION 0.53%
----------------------------------------------------------------------------------------
CIBT Education Group, Inc.                                     533,632           202,831*

ELECTRIC GENERATION 4.31%
----------------------------------------------------------------------------------------
China Resources Power Holdings Co., Ltd.                       400,000           777,403
Huaneng Power International, Inc., Sponsored ADR                30,000           875,400
                                                                             -----------
                                                                               1,652,803

See notes to portfolios of investments and notes to financial statements.

                                                                 129


CHINA REGION FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


COMMON STOCKS                                                   SHARES             VALUE
ELECTRONICS & COMPONENTS 0.95%
----------------------------------------------------------------------------------------
China High Speed Transmission Equipment Group Co., Ltd.        300,000       $   366,106
Yageo Corp., Sponsored GDR                                           1                 1*@
                                                                             -----------
                                                                                 366,107

FOOD & BEVERAGES 4.97%
----------------------------------------------------------------------------------------
China Green (Holdings) Ltd.                                    602,000           481,189
China Yurun Food Group Ltd.                                    500,000           591,553
Want Want China Holdings Ltd.                                2,000,000           833,337
                                                                             -----------
                                                                               1,906,079

GOLD MINING 5.08%
----------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                      2,599             6,773*
Lihir Gold Ltd., Sponsored ADR                                  20,000           438,600*
Olympus Pacific Minerals, Inc.                                 340,500            20,987*
Silk Road Resources Ltd.                                       210,000            12,081*
Sino Gold Mining Ltd.                                           67,721           242,117*
Zijin Mining Group Co., Ltd., H shares                       2,000,000         1,226,281
                                                                             -----------
                                                                               1,946,839

HEALTH & PERSONAL CARE 4.20%
----------------------------------------------------------------------------------------
Hengan International Group Co., Ltd.                           500,000         1,612,149

INSURANCE 6.10%
----------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                       600,000         1,848,914
Ping An Insurance Group Co. of China Ltd., H shares            100,000           488,675
                                                                             -----------
                                                                               2,337,589

INTERNET 4.24%
----------------------------------------------------------------------------------------
Asia Broadband, Inc.                                           500,000                 0*@
Tencent Holdings Ltd.                                          250,000         1,627,528
                                                                             -----------
                                                                               1,627,528

MACHINERY 1.61%
----------------------------------------------------------------------------------------
Lonking Holdings Ltd.                                        1,200,000           619,074

METAL - COPPER 2.37%
----------------------------------------------------------------------------------------
Continental Minerals Corp.                                      56,920            15,237*
Jiangxi Copper Co. Ltd., H shares                            1,200,000           892,077
                                                                             -----------
                                                                                 907,314

See notes to portfolios of investments and notes to financial statements.

130


CHINA REGION FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


COMMON STOCKS                                                   SHARES             VALUE
NON-FERROUS METALS 0.03%
----------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  510,000       $    10,200*

OIL & GAS - INTEGRATED 2.32%
----------------------------------------------------------------------------------------
PetroChina Co. Ltd., ADR                                        10,000           889,800

OIL & GAS EXPLORATION & PRODUCTION 1.94%
----------------------------------------------------------------------------------------
CNOOC Ltd.                                                       5,000           476,200
Green Dragon Gas Ltd.                                           62,949           267,533*
                                                                             -----------
                                                                                 743,733

PRECIOUS METALS 0.03%
----------------------------------------------------------------------------------------
TVI Pacific, Inc.                                            1,000,000            12,327*

PUBLISHING 0.06%
----------------------------------------------------------------------------------------
Lingo Media Corp.                                               22,642            22,143*

REAL ESTATE COMPANIES 12.17%
----------------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.                        1,200,000         1,686,890
China Resources Land Ltd.                                    1,500,000         1,857,059
Shimao Property Holdings Ltd.                                1,600,000         1,121,108
                                                                             -----------
                                                                               4,665,057

RETAIL 1.27%
----------------------------------------------------------------------------------------
China Dongxiang Group Co.                                    2,000,000           488,447
China First Pencil Co., Ltd., B shares                               1                 0
                                                                             -----------
                                                                                 488,447

SILVER MINING 0.50%
----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                         90,000           193,047

STEEL 4.02%
----------------------------------------------------------------------------------------
Angang Steel Co. Ltd., H shares                                400,000           452,640
Maanshan Iron and Steel Co., Ltd., H shares                  3,000,000         1,087,179
                                                                             -----------
                                                                               1,539,819

TELECOMMUNICATIONS 0.43%
----------------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd., ADR                                 10,480           163,488

TOBACCO 1.63%
----------------------------------------------------------------------------------------
KT&G Corp.                                                      10,000           623,579


See notes to portfolios of investments and notes to financial statements.

                                                                 131


CHINA REGION FUND

  PORTFOLIO OF INVESTMENTS                                             December 31, 2008


COMMON STOCKS                                                   SHARES             VALUE
TRANSPORTATION 1.10%
----------------------------------------------------------------------------------------
China COSCO Holdings Co. Ltd., H shares                        600,000       $   422,783

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           34,870,667
----------------------------------------------------------------------------------------
  (cost $36,320,967)

EXCHANGE-TRADED FUND (ETF) 0.33%

SPDR Gold Trust
  (cost $95,749)                                                 1,500           128,117*

WARRANTS 0.00%

CONSTRUCTION 0.00%
----------------------------------------------------------------------------------------

                                                                85,714               111*
China State Construction International Holdings Ltd.,
  Warrants (February 2009) (cost $0)

RIGHTS 0.04%

REAL ESTATE COMPANIES 0.04%
----------------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.
  (cost $0)                                                     48,000            17,217*@

----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              35,016,112
----------------------------------------------------------------------------------------
  (cost $36,416,716)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 2.55%                                    AMOUNT

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  12/31/08, 0.01%, due 01/02/09, repurchase price
  $977,464, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $977,463)         $  977,463           977,463

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 93.86%                                                      35,993,575
----------------------------------------------------------------------------------------
  (cost $37,394,179)
Other assets and liabilities, net 6.14%                                        2,354,295
                                                                             -----------

NET ASSETS 100%                                                              $38,347,870
                                                                             -----------

See notes to portfolios of investments and notes to financial statements.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

LEGEND

*    Non-income producing security            GO   General Obligation Bond
+    Affiliated company (see following)       RS   Restricted Security (see following)
ADR  American Depositary Receipt              ZCB  Zero Coupon Bond
GDR  Global Depositary Receipt                ^    Security or portion of security
                                                   segregated as collateral for written
                                                   options
@    Security was fair valued at December 31, 2008, by the Adviser in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities as a percentage of net assets at December 31, 2008, were 1.12% of Global MegaTrends,
     2.42% of Global Resources, 4.66% of World Precious Minerals, 4.19% of Gold and
     Precious Metals, 5.71% of Eastern European, 8.71% of Global Emerging Markets and
     0.04% of China Region. See also Note 1B in the Notes to Financial Statements and the Fair Valuation of Securities section of these Notes to Portfolios of
     Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2008.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2008 were:

Credit Suisse First Boston repurchase agreement, 12/31/08, 0.03%, due 01/02/09:
    Total principal amount: $35,000,000; Total repurchase price: $35,000,058
    Collateral:
    $25,805,000 U.S. Treasury Bond, 4.375%, 02/15/38
      (total collateral market value, including accrued interest, of
        $35,703,699)

Morgan Stanley repurchase agreement, 12/31/08, 0.01%, due 01/02/09:
    Total principal amount: $48,437,396; Total repurchase price: $48,437,423
    Collateral:
    $33,368,000 U.S. Treasury Bond, 6.000%, 02/15/26
    $600,000 U.S. Treasury Bond, 6.875%, 08/15/25
      (total collateral market value, including accrued interest, of
        $49,406,273)

UBS Financial Services, Inc. repurchase agreement, 12/31/08, 0.02%, due
  01/02/09:
    Total principal amount: $49,862,174; Total repurchase price: $49,862,229
    Collateral:
    $26,120,000 U.S. Treasury Note, 2.000%, 11/30/13
    $23,396,000 U.S. Treasury Note, 4.500%, 04/30/09
      (total collateral market value, including accrued interest, of
        $50,863,312)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

FAIR VALUATION OF SECURITIES

For the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157 or the Statement), effective July 1, 2008. SFAS 157 governs the application of generally accepted accounting principles that require fair value measurements of a Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels defined by the SFAS 157 hierarchy are as follows:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

The following table summarizes the valuation of each fund's securities using the fair value hierarchy:

AT DECEMBER 31, 2008                    TOTAL          LEVEL 1         LEVEL 2        LEVEL 3

U.S. TREASURY SECURITIES CASH FUND
  Investments in Securities          $121,721,773    $ 56,876,124    $ 64,845,649    $        0

U.S. GOVERNMENT SECURITIES SAVINGS
 FUND
  Investments in Securities          $357,973,782    $          0    $357,973,782    $        0

NEAR-TERM TAX FREE FUND
  Investments in Securities          $ 13,863,871    $  1,170,075    $ 12,693,796    $        0

TAX FREE FUND
  Investments in Securities          $ 16,744,933    $    348,497    $ 16,396,436    $        0

ALL AMERICAN EQUITY FUND
  Investments in Securities          $ 15,541,349    $ 15,541,349    $          0    $        0

HOLMES GROWTH FUND
  Investments in Securities          $ 30,712,128    $ 30,712,128    $          0    $        0

GLOBAL MEGATRENDS FUND
  Investments in Securities          $ 22,025,720    $ 18,227,053    $  3,798,667    $        0

GLOBAL RESOURCES FUND
  Investments in Securities          $444,568,317    $393,366,244    $ 43,690,465    $7,511,608

WORLD PRECIOUS MINERALS FUND
  Investments in Securities          $359,616,710    $317,291,039    $ 38,488,254    $3,837,417
  Other Financial Instruments*       $     (8,778)   $     (8,778)   $          0    $        0

GOLD AND PRECIOUS METALS FUND
  Investments in Securities          $195,991,056    $178,149,372    $ 17,266,405    $  575,279
  Other Financial Instruments*       $    (29,898)   $    (29,898)   $          0    $        0

EASTERN EUROPEAN FUND
  Investments in Securities          $312,448,929    $ 85,374,504    $227,074,425    $        0
  Other Financial Instruments*       $          6    $          6

GLOBAL EMERGING MARKETS FUND
  Investments in Securities          $  9,182,741    $  2,327,398    $  6,855,343    $        0

CHINA REGION FUND
  Investments in Securities          $ 35,993,575    $  4,834,031    $ 31,159,543    $        1

*Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2008, through December 31, 2008:

                                                   INVESTMENTS IN SECURITIES
GLOBAL RESOURCES FUND
Balance as of June 30, 2008                                     $ 28,337,151
  Total realized gain (loss)                                              --
  Change in unrealized appreciation (depreciation)               (13,769,058)
  Net purchases (sales)                                                   --
  Transfers in and/or out of Level 3                              (7,056,485)
                                                                ------------
Balance as of December 31, 2008                                 $  7,511,608
                                                                ============
                                                   INVESTMENTS IN SECURITIES
WORLD PRECIOUS MINERALS FUND
Balance as of June 30, 2008                                     $  9,532,126
  Total realized gain (loss)                                              --
  Change in unrealized appreciation (depreciation)                (4,263,067)
  Net purchases (sales)                                                   --
  Transfers in and/or out of Level 3                              (1,431,642)
                                                                ------------
Balance as of December 31, 2008                                 $  3,837,417
                                                                ============
                                                   INVESTMENTS IN SECURITIES
GOLD AND PRECIOUS METALS FUND
Balance as of June 30, 2008                                     $    980,729
  Total realized gain (loss)                                              --
  Change in unrealized appreciation (depreciation)                  (405,450)
  Net purchases (sales)                                                   --
  Transfers in and/or out of Level 3                                      --
                                                                ------------
Balance as of December 31, 2008                                 $    575,279
                                                                ============
                                                   INVESTMENTS IN SECURITIES
CHINA REGION FUND
Balance as of June 30, 2008                                     $         --
  Total realized gain (loss)                                              --
  Change in unrealized appreciation (depreciation)                        --
  Net purchases (sales)                                                   --
  Transfers in and/or out of Level 3                                       1
                                                                ------------
Balance as of December 31, 2008                                 $          1
                                                                ============

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2008.

                                                       SHARES OF AFFILIATED COMPANIES
                                        JUNE 30, 2008      ADDITIONS  REDUCTIONS     DECEMBER 31, 2008
GLOBAL RESOURCES FUND
-------------------------------------------------------------------------------------------------------
Bioenergy Africa, Ltd.
  (formerly Southern African Energy)               --      8,750,000          --          8,750,000
Bounty Mining Ltd.                         22,000,000             --          --         22,000,000
Cano Petroleum, Inc.                        2,570,000        514,100    (359,100)         2,725,000
Ivory Energy, Inc.                          4,603,166             --    (465,000)         4,138,166
Natasa Mining Ltd.                          1,099,160             --          --          1,099,160
New Gold, Inc.                              1,853,421              1    (576,900)         1,276,522(a)
North Peace Energy Corp.                           --      3,233,400          --          3,233,400
Red Dragon Resources Corp.                  3,720,000             --          --          3,720,000
Revett Minerals, Inc.                       5,048,000             --          --          5,048,000
Royalite Petroleum Co., Inc.                2,266,333             --          --          2,266,333(a)
Vantage Drilling Co.                        2,405,000        358,400     (89,400)         2,674,000(a)

At December 31, 2008, the value of investments in affiliated companies was $5,122,157, representing 1.10% of net assets, and the total cost was $38,130,261. Net realized losses on transactions were $2,542,726 and there was no income earned for the period.

                                                       SHARES OF AFFILIATED COMPANIES
                                        JUNE 30, 2008      ADDITIONS  REDUCTIONS     DECEMBER 31, 2008
WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------------------
Atikwa Minerals Corp.                       3,062,333             --          --          3,062,333
Avion Resources Corp.                              --      3,900,000          --          3,900,000
Bioenergy Africa, Ltd.
  (formerly Southern African Energy)               --      5,750,000          --          5,750,000
Carnavale Resources Ltd.                    3,348,857             --          --          3,348,857
Chesapeake Gold Corp.                       1,897,639         76,580          --          1,974,219
Golden Odyssey Mining plc                   2,070,500             --    (424,000)         1,646,500(a)
Moss Lake Gold Mines Ltd.                   3,162,000             --          --          3,162,000
Romarco Minerals, Inc.                     17,081,706      5,286,000     (66,000)        22,301,706
Terrane Metals Corp.                        4,223,000      4,787,400          --          9,010,400
VG Gold Corp.                               5,856,510         80,000          --          5,936,510

At December 31, 2008, the value of investments in affiliated companies was $11,223,806, representing 3.13% of net assets, and the total cost was $23,687,473. Net realized losses on transactions were $63,975, and there was no income earned for the period.

(a) At December 31, 2008, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                               ACQUISITION     COST PER
                                                                   DATE       SHARE/UNIT
GLOBAL MEGATRENDS FUND
----------------------------------------------------------------------------------------
    Polaris Minerals Corp., Units                                 12/22/08        $1.31

As of December 31, 2008, the total cost of restricted securities was $262,543, and the total value was $246,549, representing 1.12% of net assets.

                                                               ACQUISITION     COST PER
                                                                   DATE       SHARE/UNIT
GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------
    Bioenergy Africa Ltd. (formerly Southern
      African Energy)                                             02/04/08        $0.25
    Govi Uranium, Inc. (formerly Govi HighPower
      Exploration)                                                10/04/07        $1.96
    GoviEx IP Holdings, Inc.                                      10/04/07        $0.04
    Ivanhoe Nickel and Platinum Ltd.                              07/09/03        $5.00
    Legacy Energy LLC, 144A                                       02/27/06        $1.90
    Osmium Holdings S.A.                                 10/22/96-01/29/98      $987.07
    Trident Resources Corp., Series B, Preferred
      Stock                                                       06/08/06       $62.50
    Trident Resources Corp., Warrants (March 2013)                06/08/06        $0.00
    Value Creation, Inc.                                          08/11/06       $12.66

At December 31, 2008, the total cost of restricted securities was $17,408,065, and the total value was $8,376,392, representing 1.80% of net assets.

  NOTES TO PORTFOLIOS OF INVESTMENTS               December 31, 2008

                                                               ACQUISITION     COST PER
                                                                   DATE       SHARE/UNIT
WORLD PRECIOUS MINERALS FUND
----------------------------------------------------------------------------------------
    Agnico-Eagle Mines Ltd.                                       11/24/08       $31.50
    Agnico-Eagle Mines Ltd., Warrants (December 2013)             11/24/08        $0.00
    Bioenergy Africa Ltd.                                         02/04/08        $0.25
    Fortress Minerals Corp.                                       11/25/08        $0.16
    Fortress Minerals Corp., Warrants (December 2010)             11/25/08        $0.00
    GBS Gold International, Inc., 12% Note, maturity
      5/27/11                                                     05/12/08      $995.72
    Hainan Mining Corp.                                  08/31/06-05/16/07        $0.85
    Hainan Mining Corp., Warrants (May 2009)                      05/16/07        $0.00
    Hainan Mining Corp., Warrants (August 2011)                   08/31/06        $0.00
    Ivanhoe Nickel and Platinum Ltd.                              07/09/03        $5.00
    Osmium Holdings S.A.                                 10/22/96-01/29/98    $1,280.75
    Platte River Gold U.S., Inc.                         03/01/04-01/25/08        $1.70
    Platte River Gold U.S., Inc., Warrants
      (March 2009)                                                03/01/04        $0.00
    Platte River Gold U.S., Inc., Warrants
      (February 2010)                                             01/25/08        $0.00
    Q2 Gold Resources, Inc.                                       06/18/07        $0.00
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                            08/14/97        $0.50

At December 31, 2008, the total cost of restricted securities was $17,863,918 and the total value was $16,331,277, representing 4.55% of net assets.

                                                               ACQUISITION     COST PER
                                                                   DATE       SHARE/UNIT
GOLD AND PRECIOUS METALS FUND
----------------------------------------------------------------------------------------
    Agnico-Eagle Mines Ltd.                                       11/24/08       $31.50
    Agnico-Eagle Mines Ltd., Warrants (December 2013)             11/24/08        $0.00
    GBS Gold International, Inc., 12% Note, maturity
      5/27/11                                                     05/12/08      $995.72

At December 31, 2008, the total cost of restricted securities was $5,405,718 and the total value was $8,047,079, representing 4.19% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $121,721,773
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 64,845,649
    Repurchase agreements                                       56,876,124
Cash                                                                    --
Receivables:
    Interest                                                            38
    Capital shares sold                                          1,337,930
    From adviser                                                    13,556
Other assets                                                        24,528
---------------------------------------------------------------------------
TOTAL ASSETS                                                   123,097,825
---------------------------------------------------------------------------


LIABILITIES
---------------------------------------------------------------------------
Payables:
    Investments purchased                                               --
    Capital shares redeemed                                      1,629,851
    Adviser and affiliates                                              --
    Dividends and distributions                                         --
    Accounts payable and accrued expenses                           57,837
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                1,687,688
---------------------------------------------------------------------------

NET ASSETS                                                    $121,410,137
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $121,410,422
Accumulated undistributed net investment income                         --
Accumulated net realized loss on investments                          (285)
Net unrealized appreciation (depreciation) of investments               --
                                                              ------------
Net assets applicable to capital shares outstanding           $121,410,137
                                                              ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    121,486,219
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.

140


                                                                                               December 31, 2008


                                                            U.S. GOVERNMENT
                                                              SECURITIES           NEAR-TERM          TAX FREE
                                                             SAVINGS FUND        TAX FREE FUND          FUND

Investments, at identified cost                              $357,973,782         $13,706,867        $16,965,131
                                                             ============         ===========        ===========
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                               $357,973,782         $12,693,796        $16,396,436
    Repurchase agreements                                              --           1,170,075            348,497
Cash                                                                  241                  --                 --
Receivables:
    Interest                                                      898,986             152,632            236,586
    Capital shares sold                                           793,827                  61              2,596
    From adviser                                                       --               8,389              5,082
Other assets                                                       58,888               3,320              4,879
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                  359,725,724          14,028,273         16,994,076
-----------------------------------------------------------------------------------------------------------------


LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                                              --                  --                 --
    Capital shares redeemed                                     1,637,798                  48              1,496
    Adviser and affiliates                                         92,708                  --                 --
    Dividends and distributions                                        --               8,451             13,261
    Accounts payable and accrued expenses                          85,195              30,636             33,287
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                               1,815,701              39,135             48,044
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                   $357,910,023         $13,989,138        $16,946,032
                                                             ============         ===========        ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                              $357,448,714         $14,098,891        $17,654,206
Accumulated undistributed net investment income                   461,309              21,225             34,524
Accumulated net realized loss on investments                           --            (287,983)          (522,500)
Net unrealized appreciation (depreciation) of investments              --             157,005           (220,198)
                                                             ------------         -----------        -----------
Net assets applicable to capital shares outstanding          $357,910,023         $13,989,138        $16,946,032
                                                             ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                   358,077,690           6,486,313          1,446,152
                                                             ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                   $       1.00         $      2.16        $     11.72
                                                             ============         ===========        ===========

  STATEMENTS OF ASSETS AND LIABILITIES

                                                  ALL AMERICAN      HOLMES GROWTH
                                                  EQUITY FUND           FUND
Investments, at identified cost                   $16,117,020        $37,149,800
                                                  ===========        ===========
ASSETS
---------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers            $14,968,822        $29,364,936
    Securities of affiliated issuers                       --                 --
    Repurchase agreements                             572,527          1,347,192
Cash                                                        2                 --
Foreign currencies (Cost $0, $0, $261,930,
    $112,329 and $0)                                       --                 --
Receivables:
    Investments sold                                1,030,400          1,818,818
    Dividends                                          58,280             64,754
    Interest                                               --                 --
    Capital shares sold                                 8,360              2,825
Other assets                                           17,405             20,708
---------------------------------------------------------------------------------
TOTAL ASSETS                                       16,655,796         32,619,233
---------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------
Payables:
    Investments purchased                             358,778                 --
    Capital shares redeemed                            19,443             55,773
    Adviser and affiliates                              5,856             23,088
    Accounts payable and accrued expenses              37,373             52,688
    Written options at value (Premiums $0,
      $0, $0, $0 and $180,422)                             --                 --
---------------------------------------------------------------------------------
TOTAL LIABILITIES                                     421,450            131,549
---------------------------------------------------------------------------------
NET ASSETS                                        $16,234,346        $32,487,684
                                                  ===========        ===========
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid-in capital                                   $21,977,926        $45,277,468
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                                 29,875                 --
Accumulated net realized loss on investments
    and foreign currencies                         (5,197,784)        (6,352,112)
Net unrealized depreciation of investments
    and other assets and liabilities
    denominated in foreign currencies                (575,671)        (6,437,672)
                                                  -----------        -----------
Net assets applicable to capital shares
    outstanding                                   $16,234,346        $32,487,684
                                                  ===========        ===========
    Capital shares outstanding, an unlimited
        number of no par shares authorized            936,998          2,540,793
                                                  ===========        ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
   REDEMPTION PRICE, PER SHARE                    $     17.33        $     12.79
                                                  ===========        ===========

See accompanying notes to financial statements.

142


                                                                                           December 31, 2008


                                                 GLOBAL MEGATRENDS      GLOBAL RESOURCES      WORLD PRECIOUS
                                                       FUND                   FUND            MINERALS FUND
Investments, at identified cost                   $   26,831,131        $  737,167,777         $602,989,917
                                                  ==============        ==============         ============
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers            $   20,842,910        $  415,376,943         $334,761,425
    Securities of affiliated issuers                          --             5,122,157           11,223,806
    Repurchase agreements                              1,182,810            24,069,217           13,631,479
Cash                                                           1                   830               18,778
Foreign currencies (Cost $0, $0, $261,930,
    $112,329 and $0)                                     262,985               113,022                   --
Receivables:
    Investments sold                                     632,745            25,692,801            2,261,550
    Dividends                                             57,686               533,734              132,943
    Interest                                                  --               361,847              126,021
    Capital shares sold                                   80,852             1,212,262              762,611
Other assets                                              19,113               149,563              114,678
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          23,079,102           472,632,376          363,033,291
------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                                262,985             5,770,218            2,212,192
    Capital shares redeemed                              726,303             1,553,034              916,352
    Adviser and affiliates                                 8,454               511,922              384,347
    Accounts payable and accrued expenses                 46,219               273,214              211,416
    Written options at value (Premiums $0,
      $0, $0, $0 and $180,422)                                --                    --              189,200
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                      1,043,961             8,108,388            3,913,507
------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $   22,035,141        $  464,523,988         $359,119,784
                                                  ==============        ==============         ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
Paid-in capital                                   $   41,439,799        $1,211,154,938         $742,677,191
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                                        --            (7,742,455)         (25,221,445)
Accumulated net realized loss on investments
    and foreign currencies                           (14,599,869)         (446,258,029)        (114,943,551)
Net unrealized depreciation of investments
    and other assets and liabilities
    denominated in foreign currencies                 (4,804,789)         (292,630,466)        (243,392,411)
                                                  --------------        --------------         ------------
Net assets applicable to capital shares
    outstanding                                   $   22,035,141        $  464,523,988         $359,119,784
                                                  ==============        ==============         ============
    Capital shares outstanding, an unlimited
        number of no par shares authorized             3,510,149            88,292,337           37,548,210
                                                  ==============        ==============         ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
   REDEMPTION PRICE, PER SHARE                    $         6.28        $         5.26         $       9.56
                                                  ==============        ==============         ============


  STATEMENTS OF ASSETS AND LIABILITIES

                                                              GOLD AND PRECIOUS
                                                                 METALS FUND

Investments, at identified cost                                 $213,349,606
                                                                ============
ASSETS
-------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers                          $176,646,750
    Repurchase agreements                                         19,344,306
Cash                                                                   6,520
Foreign currencies (Cost $54,361, $89, $0 and $1,452,136)             54,580
Receivables:
    Investments sold                                               3,192,501
    Dividends                                                         72,685
    Interest                                                              68
    Capital shares sold                                              370,621
    Unrealized appreciation on foreign currency exchange
      contracts - Note 1 G                                                --
    From adviser                                                          --
Other assets                                                          66,912
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     199,754,943
-------------------------------------------------------------------------------


LIABILITIES
-------------------------------------------------------------------------------
Payables:
    Investments purchased                                          6,831,508
    Capital shares redeemed                                          252,580
    Adviser and affiliates                                           159,449
    Accounts payable and accrued expenses                            112,542
    Written options at value (Premiums $163,402, $0, $0
      and $0)                                                        193,300
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  7,549,379
-------------------------------------------------------------------------------

NET ASSETS                                                      $192,205,564
                                                                ============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                 $256,963,799
Distributions in excess of net investment income                  (1,197,725)
Accumulated net realized loss on investments and foreign
  currencies                                                     (46,148,163)
Net unrealized depreciation of investments and other assets
  and liabilities denominated in foreign currencies              (17,412,347)
                                                                ------------
Net assets applicable to capital shares outstanding             $192,205,564
                                                                ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                       17,754,288
                                                                ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                      $      10.83
                                                                ============

See accompanying notes to financial statements.

144


                                                                                                 December 31, 2008


                                                                  EASTERN         GLOBAL EMERGING         CHINA
                                                               EUROPEAN FUND       MARKETS FUND        REGION FUND

Investments, at identified cost                                $697,180,634         $18,049,065        $37,394,179
                                                               ============         ===========        ===========
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers                         $298,724,690         $ 9,127,100        $35,016,112
    Repurchase agreements                                        13,724,239              55,641            977,463
Cash                                                              1,593,760                  --                 --
Foreign currencies (Cost $54,361, $89, $0 and $1,452,136)                98                  --          1,345,784
Receivables:
    Investments sold                                              5,003,643             503,196          1,101,104
    Dividends                                                     1,775,723              28,063             20,580
    Interest                                                              4                  --                 --
    Capital shares sold                                             142,220              14,250             99,710
    Unrealized appreciation on foreign currency exchange
      contracts - Note 1 G                                                6                  --                 --
    From adviser                                                         --              18,113                 --
Other assets                                                        107,066              26,898             32,123
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    321,071,449           9,773,261         38,592,876
------------------------------------------------------------------------------------------------------------------


LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                                         1,593,795                  --                 --
    Capital shares redeemed                                       1,272,477              34,076            129,172
    Adviser and affiliates                                          483,744                  --             48,853
    Accounts payable and accrued expenses                           401,278              76,430             66,981
    Written options at value (Premiums $163,402, $0, $0
      and $0)                                                            --                  --                 --
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 3,751,294             110,506            245,006
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                     $317,320,155         $ 9,662,755        $38,347,870
                                                               ============         ===========        ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                $828,764,184         $26,836,498        $73,004,500
Distributions in excess of net investment income                         (6)                 --           (722,297)
Accumulated net realized loss on investments and foreign
  currencies                                                   (126,719,834)         (8,307,140)       (32,427,380)
Net unrealized depreciation of investments and other assets
  and liabilities denominated in foreign currencies            (384,724,189)         (8,866,603)        (1,506,953)
                                                               ------------         -----------        -----------
Net assets applicable to capital shares outstanding            $317,320,155         $ 9,662,755        $38,347,870
                                                               ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                      62,036,159           1,825,734          6,859,152
                                                               ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                     $       5.12         $      5.29        $      5.59
                                                               ============         ===========        ===========

  STATEMENTS OF OPERATIONS


                                                                     U.S. TREASURY
                                                                  SECURITIES CASH FUND
                                                              ----------------------------
                                                                FOR THE          FOR THE
                                                              PERIOD ENDED      YEAR ENDED
                                                              DECEMBER 31,       JUNE 30,
                                                                2008(a)            2008

NET INVESTMENT INCOME

INCOME:
------------------------------------------------------------------------------------------
    Interest and other                                         $  692,041       $4,097,237

EXPENSES:
------------------------------------------------------------------------------------------
    Management fee                                                297,009          598,885
    Administrative services fee                                    24,867               --
    Transfer agent fees and expenses                              176,258          414,961
    Accounting service fees and expenses                           12,930           25,828
    Professional fees                                              30,682           53,494
    Custodian fees                                                 36,681           50,278
    Shareholder reporting expenses                                 23,896           74,585
    Registration fees                                              24,361           29,696
    Trustee fees and expenses                                       8,478           28,546
    Miscellaneous expenses                                         22,460           24,241
                                                               ----------       ----------
        Total expenses before reductions                          657,622        1,300,514
    Expenses offset - Note 1 J                                        (93)            (566)
    Expenses reimbursed - Note 2                                 (225,023)        (109,402)
                                                               ----------       ----------
        NET EXPENSES                                              432,506        1,190,546

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             259,535        2,906,691
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Realized gain from securities                                      --               --
    Net change in unrealized appreciation of investments               --               --
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        --               --
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  259,535       $2,906,691
                                                               ==========       ==========

(a)  for the six-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

146



                                                                 U.S. GOVERNMENT
                                                               SECURITIES SAVINGS                  NEAR-TERM
                                                                      FUND                       TAX FREE FUND
                                                          -----------------------------   ----------------------------
                                                            FOR THE           FOR THE       FOR THE          FOR THE
                                                          PERIOD ENDED      YEAR ENDED    PERIOD ENDED      YEAR ENDED
                                                          DECEMBER 31,       JUNE 30,     DECEMBER 31,       JUNE 30,
                                                            2008(a)            2008         2008(a)            2008

NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------------------------------------------
    Interest and other                                     $3,773,680       $18,091,509    $  255,441       $  523,496

EXPENSES:
----------------------------------------------------------------------------------------------------------------------
    Management fee                                            935,315         2,066,736        35,621           67,941
    Administrative services fee                                77,022                --         2,829               --
    Transfer agent fees and expenses                          239,126           525,735        20,586           40,635
    Accounting service fees and expenses                       34,670            78,666        18,026           36,276
    Professional fees                                          45,202            82,074        26,759           50,716
    Custodian fees                                             37,414            69,077         6,575           13,393
    Shareholder reporting expenses                             49,728           113,956         1,655            2,555
    Registration fees                                          18,636            39,464         5,456           13,408
    Trustee fees and expenses                                   8,478            28,546         8,978           28,046
    Miscellaneous expenses                                     67,305            48,773         2,625            6,627
                                                           ----------       -----------    ----------       ----------
        Total expenses before reductions                    1,512,896         3,053,027       129,110          259,597
    Expenses offset - Note 1 J                                     --                --          (105)            (391)
    Expenses reimbursed - Note 2                             (541,087)         (951,257)      (97,071)        (198,121)
                                                           ----------       -----------    ----------       ----------
        NET EXPENSES                                          971,809         2,101,770        31,934           61,085

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       2,801,871        15,989,739       223,507          462,411
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
    Realized gain from securities                               3,459            64,190            --              277
    Net change in unrealized appreciation of investments           --                --        84,257          110,288
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 3,459            64,190        84,257          110,565
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $2,805,330       $16,053,929    $  307,764       $  572,976
                                                           ==========       ===========    ==========       ==========

  STATEMENTS OF OPERATIONS

                                                                         TAX FREE FUND
                                                            ----------------------------------------
                                                                  FOR THE                 FOR THE
                                                                PERIOD ENDED            YEAR ENDED
                                                            DECEMBER 31, 2008(a)       JUNE 30, 2008
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------------------------
    Dividends                                                    $       --            $          --
    Foreign tax withheld on dividends                                    --                       --
                                                                 ----------            -------------
        Net dividends                                                    --                       --
    Interest and other                                              418,482                  790,951
                                                                 ----------            -------------
        TOTAL INCOME                                                418,482                  790,951

EXPENSES:
----------------------------------------------------------------------------------------------------
    Management fee                                                   68,256                  128,802
    Administrative services fee                                       3,414                       --
    Transfer agent fees and expenses                                 24,649                   45,051
    Accounting service fees and expenses                             19,673                   37,189
    Professional fees                                                27,020                   49,633
    Distribution plan expenses                                           --                       --
    Custodian fees                                                    7,025                   13,592
    Shareholder reporting expenses                                    2,259                    4,452
    Registration fees                                                 8,830                   17,447
    Trustee fees and expenses                                         8,477                   28,546
    Miscellaneous expenses                                            3,362                    7,656
                                                                 ----------            -------------
        Total expenses before reductions                            172,965                  332,368
    Expenses offset - Note 1J                                            (7)                     (62)
    Expenses reimbursed - Note 2                                   (109,507)                (212,246)
                                                                 ----------            -------------
        NET EXPENSES                                                 63,451                  120,060
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        355,031                  670,891
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                                   33,947                  (42,271)
        Written options                                                  --                       --
        Foreign currency transactions                                    --                       --
                                                                 ----------            -------------
        NET REALIZED GAIN (LOSS)                                     33,947                  (42,271)
                                                                 ----------            -------------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                                (457,262)                 (74,214)
        Other assets and liabilities denominated
          in foreign currencies                                          --                       --
                                                                 ----------            -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)                 (457,262)                 (74,214)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                                             (423,315)                (116,485)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                 $  (68,284)           $     554,406
                                                                 ==========            =============

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

148


                                                          ALL AMERICAN EQUITY FUND                     HOLMES GROWTH FUND
                                                   -------------------------------------     ---------------------------------------
                                                         FOR THE              FOR THE              FOR THE              FOR THE
                                                       PERIOD ENDED         YEAR ENDED           PERIOD ENDED          YEAR ENDED
                                                   DECEMBER 31, 2008(a)    JUNE 30, 2008     DECEMBER 31, 2008(b)   OCTOBER 31, 2008
NET INVESTMENT INCOME

INCOME:
------------------------------------------------------------------------------------------------------------------------------------
    Dividends                                           $   197,961        $     230,648          $    79,085         $    488,034
    Foreign tax withheld on dividends                          (670)              (4,440)              (1,238)             (36,828)
                                                        -----------        -------------          -----------         ------------
        Net dividends                                       197,291              226,208               77,847              451,206
    Interest and other                                       20,378               84,755                2,433              176,489
                                                        -----------        -------------          -----------         ------------
        TOTAL INCOME                                        217,669              310,963               80,280              627,695

EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------
    Management fee                                           80,068              195,312               54,369              572,815
    Administrative services fee                               3,408                   --                4,350                2,558
    Transfer agent fees and expenses                         55,746              114,632               19,828              127,672
    Accounting service fees and expenses                     14,077               31,004                5,108               46,915
    Professional fees                                        28,988               56,687               22,555               58,268
    Distribution plan expenses                               10,650                   --               13,592               51,808
    Custodian fees                                           13,205               24,493                4,778               57,884
    Shareholder reporting expenses                            7,856               22,477                4,628               18,890
    Registration fees                                        10,583               18,457                1,180               18,922
    Trustee fees and expenses                                 8,478               28,546                3,995               19,868
    Miscellaneous expenses                                   12,207               22,668                2,086               26,628
                                                        -----------        -------------          -----------         ------------
        Total expenses before reductions                    245,266              514,276              136,469            1,002,228
    Expenses offset - Note 1J                                  (199)                (726)                 (38)              (1,085)
    Expenses reimbursed - Note 2                            (63,867)             (58,304)             (41,285)                  --
                                                        -----------        -------------          -----------         ------------
        NET EXPENSES                                        181,200              455,246               95,146            1,001,143
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 36,469             (144,283)             (14,866)            (373,448)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                       (4,477,749)             403,484           (2,833,261)          (2,549,531)
        Written options                                     (28,488)                  --              (10,331)              74,386
        Foreign currency transactions                            --                 (373)                (875)             (10,384)
                                                        -----------        -------------          -----------         ------------
        NET REALIZED GAIN (LOSS)                         (4,506,237)             403,111           (2,844,467)          (2,485,529)
                                                        -----------        -------------          -----------         ------------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                      (5,129,815)           1,022,225             (650,462)         (25,643,178)
        Other assets and liabilities denominated
          in foreign currencies                                  --                   --                  (41)                 (63)
                                                        -----------        -------------          -----------         ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)       (5,129,815)           1,022,225             (650,503)         (25,643,241)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                                   (9,636,052)           1,425,336           (3,494,970)         (28,128,770)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                        $(9,599,583)       $   1,281,053          $(3,509,836)        $(28,502,218)
                                                        ===========        =============          ===========         ============



  STATEMENTS OF OPERATIONS


                                                                  GLOBAL MEGATRENDS FUND
                                                          ---------------------------------------
                                                                                       FOR THE
                                                                FOR THE               YEAR ENDED
                                                              PERIOD ENDED           OCTOBER 31,
                                                          DECEMBER 31, 2008(b)           2008
NET INVESTMENT INCOME

INCOME:
-------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers                        $    64,496           $    490,421
    Foreign tax withheld on dividends                               (2,439)               (25,558)
                                                               -----------           ------------
        Net dividends                                               62,057                464,863
    Interest and other                                               1,652                138,782
                                                               -----------           ------------
        TOTAL INCOME                                                63,709                603,645
EXPENSES:
-------------------------------------------------------------------------------------------------
    Management fee                                                  38,532                310,564
    Administration services expenses                                 3,083                  1,879
    Transfer agent fees and expenses                                20,403                100,003
    Accounting service fees and expenses                             5,873                 40,103
    Professional fees                                               20,337                 47,972
    Distribution plan expenses                                       9,633                 77,844
    Custodian fees                                                   6,209                 36,847
    Shareholder reporting expenses                                   2,402                 11,271
    Registration fees                                                1,913                 25,397
    Trustee fees and expenses                                        4,303                 19,868
    Miscellaneous expenses                                           1,594                 16,279
                                                               -----------           ------------
        Total expenses before reductions                           114,282                688,027
    Expenses offset - Note 1J                                          (36)                  (443)
    Expenses reimbursed - Note 2                                   (42,962)               (66,157)
                                                               -----------           ------------
        NET EXPENSES                                                71,284                621,427
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7,575)               (17,782)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities from unaffiliated issuers                    (5,664,448)            (8,932,568)
        Securities from affiliated issuers                              --                     --
        Written options                                            (49,647)                41,101
        Foreign currency transactions                                  167                  2,551
                                                               -----------           ------------
        NET REALIZED GAIN (LOSS)                                (5,713,928)            (8,888,916)
                                                               -----------           ------------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                              4,516,372            (13,841,299)
        Written options                                            (37,330)                37,330
        Other assets and liabilities denominated
          in foreign currencies                                        621                  3,030
                                                               -----------           ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)               4,479,663            (13,800,939)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                (1,234,265)           (22,689,855)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                               $(1,241,840)          $(22,707,637)
                                                               ===========           ============

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

150


                                                                                                  WORLD PRECIOUS MINERALS
                                                           GLOBAL RESOURCES FUND                            FUND
                                                   -------------------------------------   -------------------------------------

                                                         FOR THE              FOR THE            FOR THE              FOR THE
                                                       PERIOD ENDED         YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                   DECEMBER 31, 2008(a)    JUNE 30, 2008   DECEMBER 31, 2008(a)    JUNE 30, 2008
NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers              $     2,631,342       $ 14,738,471       $     830,781        $  2,538,158
    Foreign tax withheld on dividends                        (63,671)          (968,416)            (94,952)           (247,097)
                                                     ---------------       ------------       -------------        ------------
        Net dividends                                      2,567,671         13,770,055             735,829           2,291,061
    Interest and other                                     1,102,163          4,675,306             431,022           3,033,521
                                                     ---------------       ------------       -------------        ------------
        TOTAL INCOME                                       3,669,834         18,445,361           1,166,851           5,324,582
EXPENSES:
--------------------------------------------------------------------------------------------------------------------------------
    Management fee                                         3,443,348          9,303,615           1,998,128           6,254,087
    Administration services expenses                         112,737                 --              62,904                  --
    Transfer agent fees and expenses                       1,322,017          2,687,220             662,987           1,612,020
    Accounting service fees and expenses                     232,518            696,173             143,959             501,330
    Professional fees                                         76,369            198,035              69,388             160,412
    Distribution plan expenses                               352,303                 --             196,575                  --
    Custodian fees                                           157,566            582,845             170,435             708,402
    Shareholder reporting expenses                           170,897            353,827              99,923             214,782
    Registration fees                                         38,652             83,842              18,978              61,106
    Trustee fees and expenses                                  8,478             28,546               8,477              28,546
    Miscellaneous expenses                                    79,108            148,265              65,172             129,969
                                                     ---------------       ------------       -------------        ------------
        Total expenses before reductions                   5,993,993         14,082,368           3,496,926           9,670,654
    Expenses offset - Note 1J                                 (8,308)           (91,173)             (1,290)            (20,741)
    Expenses reimbursed - Note 2                            (599,300)                --            (278,182)                 --
                                                     ---------------       ------------       -------------        ------------
        NET EXPENSES                                       5,386,385         13,991,195           3,217,454           9,649,913
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (1,716,551)         4,454,166          (2,050,603)         (4,325,331)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities from unaffiliated issuers            (437,572,205)       277,972,030        (106,846,593)        173,859,833
        Securities from affiliated issuers                (2,542,726)          (728,926)            (63,975)            147,227
        Written options                                   10,574,475            679,136           1,693,380           4,168,881
        Foreign currency transactions                       (541,384)          (573,378)           (533,573)             13,589
                                                     ---------------       ------------       -------------        ------------
        NET REALIZED GAIN (LOSS)                        (430,081,840)       277,348,862        (105,750,761)        178,189,530
                                                     ---------------       ------------       -------------        ------------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                     (823,886,071)       231,527,557        (373,223,392)        (57,059,936)
        Written options                                           --             (8,349)          4,510,024          (5,145,161)
        Other assets and liabilities denominated
          in foreign currencies                              (11,455)            51,294              (5,770)              2,891
                                                     ---------------       ------------       -------------        ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)      (823,897,526)       231,570,502        (368,719,138)        (62,202,206)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                      (1,253,979,366)       508,919,364        (474,469,899)        115,987,324
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $(1,255,695,917)      $513,373,530       $(476,520,502)       $111,661,993
                                                     ===============       ============       =============        ============

  STATEMENTS OF OPERATIONS

                                                                     GOLD AND PRECIOUS
                                                                        METALS FUND
                                                          ----------------------------------------
                                                                FOR THE                 FOR THE
                                                              PERIOD ENDED            YEAR ENDED
                                                          DECEMBER 31, 2008(a)       JUNE 30, 2008
NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------
    Dividends (dividend adjustments)                          $    430,909            $   608,620
    Foreign taxes withheld on dividends                            (35,238)               (35,534)
                                                              ------------            -----------
        Net dividends                                              395,671                573,086
    Interest and other                                             284,052              1,310,565
                                                              ------------            -----------
        TOTAL INCOME                                               679,723              1,883,651
EXPENSES:
--------------------------------------------------------------------------------------------------
    Management fee                                                 755,361              1,629,448
    Administrative services fee                                     30,259                     --
    Transfer agent fees and expenses                               227,436                455,397
    Accounting service fees and expenses                            74,215                164,466
    Professional fees                                               39,841                 74,268
    Distribution plan expenses                                      94,560                     --
    Custodian fees                                                 101,140                232,807
    Shareholder reporting expenses                                  46,054                 96,239
    Registration fees                                               17,021                 29,954
    Trustee fees and expenses                                        8,576                 28,546
    Miscellaneous expenses                                          34,694                 70,107
                                                              ------------            -----------
        Total expenses before reductions                         1,429,157              2,781,232
    Expenses offset - Note 1J                                       (2,320)                (4,634)
    Expenses reimbursed - Note 2                                  (135,057)                    --
                                                              ------------            -----------
        NET EXPENSES                                             1,291,780              2,776,598
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               (612,057)              (892,947)
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                             (47,202,746)            43,522,592
        Written options                                          1,776,178              2,062,044
        Foreign currency transactions                             (231,516)               (28,528)
                                                              ------------            -----------
        NET REALIZED GAIN (LOSS)                               (45,658,084)            45,556,108
                                                              ------------            -----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                            (38,919,535)             4,493,644
        Written options                                          1,282,148             (1,512,042)
        Other assets and liabilities denominated
          in foreign currencies                                      5,914                 (4,751)
                                                              ------------            -----------
        NET UNREALIZED APPRECIATION (DEPRECIATION)             (37,631,473)             2,976,851
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                                         (83,289,557)            48,532,959
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                              $(83,901,614)           $47,640,012
                                                              ============            ===========

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

152


                                                                   EASTERN EUROPEAN FUND
                                                       ---------------------------------------------
                                                             FOR THE                    FOR THE
                                                           PERIOD ENDED                YEAR ENDED
                                                       DECEMBER 31, 2008(b)         OCTOBER 31, 2008
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------------------------
    Dividends (dividend adjustments)                       $   (579,958)             $  25,189,193
    Foreign taxes withheld on dividends                          34,427                 (3,975,271)
                                                           ------------              -------------
        Net dividends                                          (545,531)                21,213,922
    Interest and other                                            9,019                  1,228,721
                                                           ------------              -------------
        TOTAL INCOME                                           (536,512)                22,442,643
EXPENSES:
----------------------------------------------------------------------------------------------------
    Management fee                                              727,005                 15,406,046
    Administrative services fee                                  46,528                     31,241
    Transfer agent fees and expenses                            165,304                  2,057,712
    Accounting service fees and expenses                         40,056                    563,828
    Professional fees                                            32,497                    130,738
    Distribution plan expenses                                  145,401                  2,689,610
    Custodian fees                                              111,066                  3,088,719
    Shareholder reporting expenses                               91,595                    259,366
    Registration fees                                             4,991                     47,886
    Trustee fees and expenses                                     3,995                     19,868
    Miscellaneous expenses                                       12,332                    139,673
                                                           ------------              -------------
        Total expenses before reductions                      1,380,770                 24,434,687
    Expenses offset - Note 1J                                      (287)                   (77,398)
    Expenses reimbursed - Note 2                               (160,802)                   (56,835)
                                                           ------------              -------------
        NET EXPENSES                                          1,219,681                 24,300,454
----------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                          (1,756,193)                (1,857,811)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                          (81,979,492)                12,228,474
        Written options                                              --                         --
        Foreign currency transactions                           (79,634)                (1,348,009)
                                                           ------------              -------------
        NET REALIZED GAIN (LOSS)                            (82,059,126)                10,880,465
                                                           ------------              -------------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                          (2,609,582)              (828,006,568)
        Written options                                              --                         --
        Other assets and liabilities denominated
          in foreign currencies                                 542,912                   (845,940)
                                                           ------------              -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)           (2,066,670)              (828,852,508)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                                      (84,125,796)              (817,972,043)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $(85,881,989)             $(819,829,854)
                                                           ============              =============

  STATEMENTS OF OPERATIONS

                                                                     GLOBAL EMERGING MARKETS
                                                                              FUND
                                                             ---------------------------------------
                                                                                          FOR THE
                                                                   FOR THE               YEAR ENDED
                                                                 PERIOD ENDED           OCTOBER 31,
                                                             DECEMBER 31, 2008(b)           2008
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------------------------
    Dividends                                                     $    26,792           $    643,235
    Foreign taxes withheld on dividends                                (4,452)               (76,699)
                                                                  -----------           ------------
        Net dividends                                                  22,340                566,536
    Interest and other                                                    391                 24,481
                                                                  -----------           ------------
        TOTAL INCOME                                                   22,731                591,017
EXPENSES:
----------------------------------------------------------------------------------------------------
    Management fee                                                     23,297                539,299
    Administrative services fee                                         1,355                    925
    Transfer agent fees and expenses                                   14,572                125,581
    Accounting service fees and expenses                                5,499                 56,802
    Professional fees                                                  26,828                 62,876
    Distribution plan expenses                                          4,236                 99,017
    Custodian fees                                                     15,106                156,646
    Shareholder reporting expenses                                      4,369                 19,154
    Registration fees                                                  15,598                 19,740
    Trustee fees and expenses                                           3,995                 19,868
    Miscellaneous expenses                                                860                 10,416
                                                                  -----------           ------------
        Total expenses before reductions                              115,715              1,110,324
    Expenses offset - Note 1J                                             (12)                  (871)
    Expenses reimbursed - Note 2                                      (73,347)              (119,279)
                                                                  -----------           ------------
        NET EXPENSES                                                   42,356                990,174
----------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (19,625)              (399,157)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                                 (2,930,885)            (4,842,013)
        Foreign currency transactions                                  (3,053)              (114,101)
                                                                  -----------           ------------
        NET REALIZED GAIN (LOSS)                                   (2,933,938)            (4,956,114)
                                                                  -----------           ------------
    Net change in unrealized appreciation (depreciation) of:
        Investments                                                 1,795,083            (27,074,905)
        Other assets and liabilities denominated in
          foreign currencies                                           14,469                 21,041
                                                                  -----------           ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)                  1,809,552            (27,053,864)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                                    (1,124,386)           (32,009,978)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,144,011)          $(32,409,135)
                                                                  ===========           ============

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008


See accompanying notes to financial statements.



154


                                                                          CHINA REGION FUND
                                                              ------------------------------------------

                                                                    FOR THE                   FOR THE
                                                                  PERIOD ENDED              YEAR ENDED
                                                              DECEMBER 31, 2008(a)         JUNE 30, 2008
NET INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------------------------------------------
    Dividends                                                     $    470,067             $  1,745,454
    Foreign taxes withheld on dividends                                (38,428)                (106,449)
                                                                  ------------             ------------
        Net dividends                                                  431,639                1,639,005
    Interest and other                                                  37,635                  288,073
                                                                  ------------             ------------
        TOTAL INCOME                                                   469,274                1,927,078
EXPENSES:
--------------------------------------------------------------------------------------------------------
    Management fee                                                     342,311                1,431,338
    Administrative services fee                                          8,111                       --
    Transfer agent fees and expenses                                   117,339                  302,494
    Accounting service fees and expenses                                32,190                  109,404
    Professional fees                                                   32,885                   74,911
    Distribution plan expenses                                          25,348                       --
    Custodian fees                                                      50,947                  181,505
    Shareholder reporting expenses                                      15,754                   43,189
    Registration fees                                                   13,967                   21,812
    Trustee fees and expenses                                            8,477                   28,546
    Miscellaneous expenses                                              23,535                   36,752
                                                                  ------------             ------------
        Total expenses before reductions                               670,864                2,229,951
    Expenses offset - Note 1J                                             (245)                  (1,046)
    Expenses reimbursed - Note 2                                       (73,208)                      --
                                                                  ------------             ------------
        NET EXPENSES                                                   597,411                2,228,905
--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (128,137)                (301,827)
--------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                                 (25,255,671)               8,268,856
        Foreign currency transactions                                  (34,497)                    (571)
                                                                  ------------             ------------
        NET REALIZED GAIN (LOSS)                                   (25,290,168)               8,268,285
                                                                  ------------             ------------
    Net change in unrealized appreciation (depreciation) of:
        Investments                                                 (3,013,550)             (21,301,271)
        Other assets and liabilities denominated in
          foreign currencies                                          (128,218)                  20,733
                                                                  ------------             ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)                  (3,141,768)             (21,280,538)
--------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                                    (28,431,936)             (13,012,253)
--------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(28,560,073)            $(13,314,080)
                                                                  ============             ============

  STATEMENTS OF CHANGES IN NET ASSETS

                                                     U.S. TREASURY SECURITIES
                                                            CASH FUND
                                           --------------------------------------------
                                           PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                           DECEMBER 31,      JUNE 30,        JUNE 30,
                                             2008(a)           2008            2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------
    Net investment income                  $    259,535    $  2,906,691    $  5,084,492
    Net realized gain (loss)                         --              --              --
    Net unrealized appreciation                      --              --              --
                                           ------------    ------------    ------------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                            259,535       2,906,691       5,084,492

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------
    From net investment income                 (259,483)     (2,910,606)     (5,084,891)
                                           ------------    ------------    ------------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                         (259,483)     (2,910,606)     (5,084,891)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------
    Proceeds from shares sold               130,413,946     255,882,468     383,660,609
    Distributions reinvested                    251,689       2,823,671       4,907,563
                                           ------------    ------------    ------------
                                            130,665,635     258,706,139     388,568,172
    Cost of shares redeemed                (121,210,250)   (262,759,089)   (391,584,524)
                                           ------------    ------------    ------------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                        9,455,385      (4,052,950)     (3,016,352)

---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         9,455,437      (4,056,865)     (3,016,751)
---------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                           111,954,700     116,011,565     119,028,316

---------------------------------------------------------------------------------------
END OF YEAR                                $121,410,137    $111,954,700    $116,011,565
---------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of year                      $         --    $       (682)   $      1,043
                                           ============    ============    ============

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------
    Shares sold                             130,413,946     255,882,468     383,660,609
    Shares reinvested                           251,689       2,823,671       4,907,563
    Shares redeemed                        (121,210,250)   (262,759,089)   (391,584,524)
                                           ------------    ------------    ------------
        NET SHARE ACTIVITY                    9,455,385      (4,052,950)     (3,016,352)
                                           ============    ============    ============

(a)  for the six-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

156


                                                  U.S. GOVERNMENT SECURITIES
                                                         SAVINGS FUND                          NEAR-TERM TAX FREE FUND
                                          ------------------------------------------   ----------------------------------------
                                          PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,     JUNE 30,       JUNE 30,     DECEMBER 31,    JUNE 30,      JUNE 30,
                                            2008(a)          2008           2007         2008(a)         2008          2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                 $  2,801,871   $ 15,989,739   $ 21,124,115   $   223,507    $   462,411   $   501,566
    Net realized gain (loss)                     3,459         64,190          2,458            --            277        (9,533)
    Net unrealized appreciation                     --             --             --        84,257        110,288        67,546
                                          ------------   ------------   ------------   -----------    -----------   -----------
        NET INCREASE IN NET ASSETS FROM
          OPERATIONS                         2,805,330     16,053,929     21,126,573       307,764        572,976       559,579

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------------------------
    From net investment income              (2,801,889)   (15,993,388)   (21,124,058)     (223,006)      (459,010)     (501,654)
                                          ------------   ------------   ------------   -----------    -----------   -----------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                      (2,801,889)   (15,993,388)   (21,124,058)     (223,006)      (459,010)     (501,654)

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold              134,091,962    369,995,971    368,491,428     1,808,188      3,217,467     2,312,722
    Distributions reinvested                 2,737,639     15,556,039     20,689,962       175,005        356,102       384,910
                                          ------------   ------------   ------------   -----------    -----------   -----------
                                           136,829,601    385,552,010    389,181,390     1,983,193      3,573,569     2,697,632
    Cost of shares redeemed               (225,130,630)  (408,499,445)  (355,506,639)   (1,681,960)    (3,467,805)   (5,202,546)
                                          ------------   ------------   ------------   -----------    -----------   -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                     (88,301,029)   (22,947,435)    33,674,751       301,233        105,764    (2,504,914)

-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (88,297,588)   (22,886,894)    33,677,266       385,991        219,730    (2,446,989)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                          446,207,611    469,094,505    435,417,239    13,603,147     13,383,417    15,830,406

-------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                               $357,910,023   $446,207,611   $469,094,505   $13,989,138    $13,603,147   $13,383,417
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of year                     $    461,309   $    403,299   $    406,948   $    21,225    $    20,724   $    17,323
                                          ============   ============   ============   ===========    ===========   ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
    Shares sold                            134,091,962    369,995,971    368,491,428       841,748      1,487,510     1,078,441
    Shares reinvested                        2,737,639     15,556,039     20,689,962        81,677        165,330       179,915
    Shares redeemed                       (225,130,630)  (408,499,445)  (355,506,639)     (787,328)    (1,603,148)   (2,428,359)
                                          ------------   ------------   ------------   -----------    -----------   -----------
        NET SHARE ACTIVITY                 (88,301,029)   (22,947,435)    33,674,751       136,097         49,692    (1,170,003)
                                          ============   ============   ============   ===========    ===========   ===========


  STATEMENTS OF CHANGES IN NET ASSETS

                                                            TAX FREE FUND
                                              ------------------------------------------
                                              PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                              DECEMBER 31,     JUNE 30,       JUNE 30,
                                                2008(a)          2008           2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)              $   355,031     $   670,891    $   619,096
    Net realized gain (loss)                       33,947         (42,271)        15,231
    Net unrealized appreciation
      (depreciation)                             (457,262)        (74,214)       (41,981)
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM OPERATIONS                  (68,284)        554,406        592,346

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                   (355,381)       (668,191)      (615,389)
    From net capital gains                             --              --             --
    Tax return of capital                              --              --             --
                                              -----------     -----------    -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (355,381)       (668,191)      (615,389)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                   2,556,729       6,825,328      4,168,323
    Distributions reinvested                      287,716         544,322        509,442
    Proceeds from short-term trading fees              --              --             --
                                              -----------     -----------    -----------
                                                2,844,445       7,369,650      4,677,765
    Cost of shares redeemed                    (3,854,351)     (4,816,254)    (3,706,262)
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                         (1,009,906)      2,553,396        971,503

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (1,433,571)      2,439,611        948,460
----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                            18,379,603      15,939,992     14,991,532

----------------------------------------------------------------------------------------
END OF PERIOD                                 $16,946,032     $18,379,603    $15,939,992
----------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of period                       $    34,524     $    34,874    $    32,174
                                              ===========     ===========    ===========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                   215,622         563,924        341,911
    Shares reinvested                              24,537          45,182         41,891
    Shares redeemed                              (334,996)       (398,760)      (304,399)
                                              -----------     -----------    -----------
        NET SHARE ACTIVITY                        (94,837)        210,346         79,403
                                              ===========     ===========    ===========

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

158


                                                    ALL AMERICAN EQUITY FUND                      HOLMES GROWTH FUND
                                            ----------------------------------------   ----------------------------------------
                                            PERIOD ENDED   YEAR ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                            DECEMBER 31,    JUNE 30,      JUNE 30,     DECEMBER 31,   OCTOBER 31,   OCTOBER 31,
                                              2008(a)         2008          2007         2008(b)         2008          2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)            $    36,469    $  (144,283)  $   (62,274)  $   (14,866)   $  (373,448)  $  (389,550)
    Net realized gain (loss)                 (4,506,237)       403,111     2,102,393    (2,844,467)    (2,485,529)    5,122,087
    Net unrealized appreciation
      (depreciation)                         (5,129,815)     1,022,225     1,982,026      (650,503)   (25,643,241)   14,431,854
                                            -----------    -----------   -----------   -----------    -----------   -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM OPERATIONS             (9,599,583)     1,281,053     4,022,145    (3,509,836)   (28,502,218)   19,164,391

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------------------------------------------
    From net investment income                   (6,594)            --            --            --             --            --
    From net capital gains                           --     (2,702,440)   (2,948,106)           --             --            --
    Tax return of capital                            --       (110,537)           --            --             --            --
                                            -----------    -----------   -----------   -----------    -----------   -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (6,594)    (2,812,977)   (2,948,106)           --             --            --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                 2,272,974     11,702,468     3,497,874       481,499      4,868,436     5,258,754
    Distributions reinvested                      6,496      2,717,435     2,897,452            --             --            --
    Proceeds from short-term trading fees           285            755           603            52            517           250
                                            -----------    -----------   -----------   -----------    -----------   -----------
                                              2,279,755     14,420,658     6,395,929       481,551      4,868,953     5,259,004
    Cost of shares redeemed                  (2,952,671)    (9,854,499)   (5,538,258)     (714,741)    (9,017,148)  (17,352,136)
                                            -----------    -----------   -----------   -----------    -----------   -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                         (672,916)     4,566,159       857,671      (233,190)    (4,148,195)  (12,093,132)

-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (10,279,093)     3,034,235     1,931,710    (3,743,026)   (32,650,413)    7,071,259
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                          26,513,439     23,479,204    21,547,494    36,230,710     68,881,123    61,809,864

-------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                               $16,234,346    $26,513,439   $23,479,204   $32,487,684    $36,230,710   $68,881,123
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of period                     $    29,875    $        --   $        --   $        --    $        --   $   (40,296)
                                            ===========    ===========   ===========   ===========    ===========   ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                 103,969        422,589       128,990        35,294        228,630       261,279
    Shares reinvested                               391         96,056       115,759            --             --            --
    Shares redeemed                            (139,580)      (367,851)     (204,356)      (57,386)      (445,988)     (851,885)
                                            -----------    -----------   -----------   -----------    -----------   -----------
        NET SHARE ACTIVITY                      (35,220)       150,794        40,393       (22,092)      (217,358)     (590,606)
                                            ===========    ===========   ===========   ===========    ===========   ===========


  STATEMENTS OF CHANGES IN NET ASSETS

                                                        GLOBAL MEGATRENDS FUND
                                              ------------------------------------------
                                              PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                              DECEMBER 31,    OCTOBER 31,    OCTOBER 31,
                                                2008(b)          2008           2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)              $    (7,575)    $   (17,782)   $  (151,391)
    Net realized gain (loss)                   (5,713,928)     (8,888,916)     1,314,908
    Net unrealized appreciation
      (depreciation)                            4,479,663     (13,800,939)     2,392,655
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE)
          IN NET ASSETS FROM
          OPERATIONS                           (1,241,840)    (22,707,637)     3,556,172

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                         --              --             --
    From net capital gains                             --      (1,317,151)    (1,261,684)
    Tax return of capital                         (25,988)             --             --
                                              -----------     -----------    -----------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                            (25,988)     (1,317,151)    (1,261,684)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                   1,746,194      46,895,942      3,021,763
    Distributions reinvested                       24,701       1,265,576      1,206,946
    Proceeds from short-term
      trading fees                                     61           5,176            566
                                              -----------     -----------    -----------
                                                1,770,956      48,166,694      4,229,275
    Cost of shares redeemed                    (3,855,326)    (16,477,891)    (5,877,311)
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE) IN
          NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS                   (2,084,370)     31,688,803     (1,648,036)

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                       (3,352,198)      7,664,015        646,452
----------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                              25,387,339      17,723,324     17,076,872

----------------------------------------------------------------------------------------
END OF YEAR                                   $22,035,141     $25,387,339    $17,723,324
----------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income,
  (distributions in excess of
  net income), end of year                    $        --     $        --    $        --
                                              ===========     ===========    ===========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                   285,800       4,151,097        259,412
    Shares reinvested                               4,043         107,984        116,164
    Shares redeemed                              (627,748)     (1,801,601)      (527,010)
                                              -----------     -----------    -----------
        NET SHARE ACTIVITY                       (337,905)      2,457,480       (151,434)
                                              ===========     ===========    ===========

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

160


                                                  GLOBAL RESOURCES FUND                        WORLD PRECIOUS MINERALS FUND
                                     ------------------------------------------------   ------------------------------------------
                                      PERIOD ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                      DECEMBER 31,       JUNE 30,         JUNE 30,      DECEMBER 31,     JUNE 30,       JUNE 30,
                                        2008(a)            2008             2007          2008(a)          2008           2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)     $   (1,716,551)  $    4,454,166   $    9,042,961   $ (2,050,603)  $ (4,325,331)  $    564,918
    Net realized gain (loss)           (430,081,840)     277,348,862       92,470,318   (105,750,761)   178,189,530    106,003,267
    Net unrealized appreciation
      (depreciation)                   (823,897,526)     231,570,502      109,964,218   (368,719,138)   (62,202,206)   (11,580,180)
                                     --------------   --------------   --------------   ------------   ------------   ------------
        NET INCREASE (DECREASE)
          IN NET ASSETS FROM
          OPERATIONS                 (1,255,695,917)     513,373,530      211,477,497   (476,520,502)   111,661,993     94,988,005

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                   --      (78,221,305)     (61,878,978)            --    (99,747,352)   (51,570,418)
    From net capital gains              (96,308,578)    (176,347,594)    (120,720,087)   (61,845,712)  (103,097,880)   (69,178,178)
    Tax return of capital                        --               --               --             --             --             --
                                     --------------   --------------   --------------   ------------   ------------   ------------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                  (96,308,578)    (254,568,899)    (182,599,065)   (61,845,712)  (202,845,232)  (120,748,596)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold           178,643,865      817,774,032      645,950,934     82,524,302    418,681,230    697,217,101
    Distributions reinvested             93,000,270      246,775,705      175,690,973     59,587,050    192,776,672    114,711,593
    Proceeds from short-term
      trading fees                           47,596           91,286           65,595         48,834        206,975        815,105
                                     --------------   --------------   --------------   ------------   ------------   ------------
                                        271,691,731    1,064,641,023      821,707,502    142,160,186    611,664,877    812,743,799
    Cost of shares redeemed            (465,744,284)    (696,115,025)    (749,000,008)  (193,687,785)  (495,247,072)  (783,452,968)
                                     --------------   --------------   --------------   ------------   ------------   ------------
        NET INCREASE (DECREASE) IN
          NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS           (194,052,553)     368,525,998       72,707,494    (51,527,599)   116,417,805     29,290,831

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                             (1,546,057,048)     627,330,629      101,585,926   (589,893,813)    25,234,566      3,530,240
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                     2,010,581,036    1,383,250,407    1,281,664,481    949,013,597    923,779,031    920,248,791

----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                          $  464,523,988   $2,010,581,036   $1,383,250,407   $359,119,784   $949,013,597   $923,779,031
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income,
  (distributions in excess of
  net income), end of year           $   (7,742,455)  $  (47,434,621)  $  (12,989,617)  $(25,221,445)  $(64,048,128)  $(15,710,691)
                                     ==============   ==============   ==============   ============   ============   ============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                          15,106,616       44,109,226       39,780,025      5,873,543     14,550,574     24,505,326
    Shares reinvested                    18,379,336       14,892,921       12,000,749      8,473,439      8,106,672      4,350,079
    Shares redeemed                     (43,177,704)     (39,167,676)     (48,049,221)   (14,285,921)   (17,762,117)   (28,153,172)
                                     --------------   --------------   --------------   ------------   ------------   ------------
        NET SHARE ACTIVITY               (9,691,752)      19,834,471        3,731,553         61,061      4,895,129        702,233
                                     ==============   ==============   ==============   ============   ============   ============

  STATEMENTS OF CHANGES IN NET ASSETS

                                                   GOLD AND PRECIOUS METALS FUND
                                             ------------------------------------------
                                             PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,     JUNE 30,       JUNE 30,
                                               2008(a)          2008           2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------
    Net investment income (loss)             $   (612,057)  $   (892,947)  $    689,923
    Net realized gain (loss)                  (45,658,084)    45,556,108     27,431,014
    Net unrealized appreciation
      (depreciation)                          (37,631,473)     2,976,851    (36,875,467)
                                             ------------   ------------   ------------
        NET INCREASE (DECREASE) IN
          NET ASSETS RESULTING
          FROM OPERATIONS                     (83,901,614)    47,640,012     (8,754,530)

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------
    From net investment income                         --             --             --
    From net capital gains                    (11,619,090)   (25,521,881)            --
    Tax return of capital                              --             --             --
                                             ------------   ------------   ------------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                        (11,619,090)   (25,521,881)            --

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------
    Proceeds from shares sold                  83,548,879    182,890,757    187,856,134
    Distributions reinvested                   10,904,039     24,120,907             --
    Proceeds from short-term
      trading fees                                 65,548        127,619        278,592
                                             ------------   ------------   ------------
                                               94,518,466    207,139,283    188,134,726
    Cost of shares redeemed                   (65,814,015)  (148,997,522)  (208,645,621)
                                             ------------   ------------   ------------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                         28,704,451     58,141,761    (20,510,895)

---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (66,816,253)    80,259,892    (29,265,425)
---------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                           259,021,817    178,761,925    208,027,350

---------------------------------------------------------------------------------------
END OF PERIOD                                $192,205,564   $259,021,817   $178,761,925
---------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of period                      $ (1,197,725)  $   (796,871)  $    926,160
                                             ============   ============   ============

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------
    Shares sold                                 7,260,223     10,241,147     12,003,311
    Shares reinvested                           1,295,781      1,635,316             --
    Shares redeemed                            (5,876,426)    (8,730,139)   (13,510,813)
                                             ------------   ------------   ------------
        NET SHARE ACTIVITY                      2,679,578      3,146,324     (1,507,502)
                                             ============   ============   ============

(a)  for the six-month fiscal period ended December 31, 2008

(b)  for the two-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

162


                                                      EASTERN EUROPEAN FUND                      GLOBAL EMERGING MARKETS FUND
                                          ----------------------------------------------   ----------------------------------------
                                          PERIOD ENDED     YEAR ENDED       YEAR ENDED     PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,    OCTOBER 31,      OCTOBER 31,     DECEMBER 31,   OCTOBER 31,   OCTOBER 31,
                                            2008(b)           2008             2007          2008(b)         2008          2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)          $ (1,756,193)  $   (1,857,811)  $   (8,564,082)  $   (19,625)   $  (399,157)  $  (364,142)
    Net realized gain (loss)               (82,059,126)      10,880,465      282,693,981    (2,933,938)    (4,956,114)    8,311,640
    Net unrealized appreciation
      (depreciation)                        (2,066,670)    (828,852,508)     285,436,753     1,809,552    (27,053,864)   13,963,701
                                          ------------   --------------   --------------   -----------    -----------   -----------
        NET INCREASE (DECREASE) IN
          NET ASSETS RESULTING
          FROM OPERATIONS                  (85,881,989)    (819,829,854)     559,566,652    (1,144,011)   (32,409,135)   21,911,199

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                      --               --      (25,188,053)           --     (1,235,838)           --
    From net capital gains                          --     (273,627,367)    (170,169,454)           --     (8,418,305)   (2,463,937)
    Tax return of capital                           --               --               --      (147,530)            --            --
                                          ------------   --------------   --------------   -----------    -----------   -----------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                              --     (273,627,367)    (195,357,507)     (147,530)    (9,654,143)   (2,463,937)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold               24,488,731      269,122,580      330,290,055       176,198     11,160,939    27,400,995
    Distributions reinvested                        --      266,926,394      190,987,756       137,693      9,156,240     2,307,884
    Proceeds from short-term
      trading fees                             108,582        1,599,093        1,180,568         1,230        116,466        62,030
                                          ------------   --------------   --------------   -----------    -----------   -----------
                                            24,597,313      537,648,067      522,458,379       315,121     20,433,645    29,770,909
    Cost of shares redeemed                (36,889,330)    (611,403,256)    (651,110,037)   (1,068,774)   (26,283,342)  (18,626,085)
                                          ------------   --------------   --------------   -----------    -----------   -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                     (12,292,017)     (73,755,189)    (128,651,658)     (753,653)    (5,849,697)   11,144,824

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (98,174,006)  (1,167,212,410)     235,557,487    (2,045,194)   (47,912,975)   30,592,086
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                        415,494,161    1,582,706,571    1,347,149,084    11,707,949     59,620,924    29,028,838

-----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                             $317,320,155   $  415,494,161   $1,582,706,571   $ 9,662,755    $11,707,949   $59,620,924
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment
 income, (distributions in excess of net
 income), end of period                   $         (6)  $       (1,796)  $     (186,878)  $        --    $      (300)  $  (314,610)
                                          ============   ==============   ==============   ===========    ===========   ===========

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                              3,727,676       17,749,450       20,278,182        32,218        739,179     1,643,572
    Shares reinvested                               --       16,352,444       12,852,474        26,789        570,838       161,843
    Shares redeemed                         (7,172,967)     (48,093,690)     (40,900,278)     (203,613)    (2,064,625)   (1,165,080)
                                          ------------   --------------   --------------   -----------    -----------   -----------
        NET SHARE ACTIVITY                  (3,445,291)     (13,991,796)      (7,769,622)     (144,606)      (754,608)      640,335
                                          ============   ==============   ==============   ===========    ===========   ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                          CHINA REGION FUND
                                              ------------------------------------------
                                              PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                              DECEMBER 31,     JUNE 30,       JUNE 30,
                                                2008(a)          2008           2007
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)              $  (128,137)    $  (301,827)   $    14,318
    Net realized gain (loss)                  (25,290,168)      8,268,285     13,318,745
    Net unrealized appreciation
      (depreciation)                           (3,141,768)    (21,280,538)    17,987,184
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM OPERATIONS              (28,560,073)    (13,314,080)    31,320,247

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                         --        (862,509)    (1,333,614)
    From net capital gains                             --     (24,776,876)            --
    Tax return of capital                              --      (1,395,287)            --
                                              -----------     -----------    -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            --     (27,034,672)    (1,333,614)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                   6,720,245      87,256,997     41,842,142
    Distributions reinvested                           --      26,049,930      1,288,571
    Proceeds from short-term trading fees          59,386         363,983        153,356
                                              -----------     -----------    -----------
                                                6,779,631     113,670,910     43,284,069
    Cost of shares redeemed                   (20,981,063)    (86,017,501)   (47,227,127)
                                              -----------     -----------    -----------
        NET INCREASE (DECREASE) IN NET
          ASSETS FROM CAPITAL SHARE
          TRANSACTIONS                        (14,201,432)     27,653,409     (3,943,058)

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (42,761,505)    (12,695,343)    26,043,575
----------------------------------------------------------------------------------------

NET ASSETS
Beginning of year                              81,109,375      93,804,718     67,761,143

----------------------------------------------------------------------------------------
END OF YEAR                                   $38,347,870     $81,109,375    $93,804,718
----------------------------------------------------------------------------------------
Distributions in excess of net investment
 income, end of year                          $  (722,297)    $(1,910,999)   $(2,258,850)
                                              ===========     ===========    ===========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                   979,972       6,246,450      4,193,823
    Shares reinvested                                  --       2,136,992        128,472
    Shares redeemed                            (3,044,240)     (6,934,355)    (4,630,983)
                                              -----------     -----------    -----------
        NET SHARE ACTIVITY                     (2,064,268)      1,449,087       (308,688)
                                              ===========     ===========    ===========

(a)  for the six-month fiscal period ended December 31, 2008

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust), consisting of thirteen separate funds (Funds), is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Eastern European, Global Emerging Markets and China Region. A nondiversified fund may invest a significant portion of its assets in a small number of companies.

 Four of the Funds, Holmes Growth Fund, Global MegaTrends Fund,
 Eastern European Fund and Global Emerging Markets Fund, were formerly in the U.S. Global Accolade Funds Trust. Recent organizational and contractual changes have occurred for the Trust and the Funds. See Note 2 for more information about these changes.

 Effective December 31, 2008, the fiscal year for all Funds in the Trust changed to December 31. The four Funds previously in the Accolade trust had a fiscal year that ended October 31. The fiscal period ended December 31, 2008, presented in these financial statements is a two-month period for these funds. The nine funds originally in the U.S. Global Investors Funds Trust (U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, Global Resources, World Precious Minerals, Gold and Precious Metals and China Region) had a fiscal year that ended June 30. The fiscal period ended December 31, 2008, presented is a six-month period for these funds.

 Effective October 1, 2008, the name of the China Region Opportunity Fund changed to China Region Fund.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S.
 generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last bid and ask quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. Investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities. At December 31, 2008, this model was used to value certain foreign securities in Global MegaTrends, Global Resources, World Precious Minerals, Gold and Precious Metals, Eastern European, Global Emerging Markets and China Region Funds.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

 The equity funds may invest in private placements and initial public offerings (IPOs), the volatility of which may significantly affect performance. There is no

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 guarantee that these high-risk investments will affect a Fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

 As of December 31, 2008, portfolio securities valued at $4,787,819 and $4,323,181 were held in escrow by the custodian as cover for call options written for the World Precious Minerals Fund and Gold and Precious Metals Fund, respectively.

 Transactions in written call options during the period ended
 December 31, 2008, were as follows:

                                                  ALL AMERICAN                   GLOBAL
                                                   EQUITY FUND               RESOURCES FUND
                                            ----------------------------------------------------
                                              NUMBER OF     PREMIUMS    NUMBER OF     PREMIUMS
                                              CONTRACTS     RECEIVED    CONTRACTS     RECEIVED
  Options outstanding at June 30, 2008            --        $     --          --    $         --
  Options written                                 85          81,855      54,480      17,013,069
  Options closed                                 (85)        (81,855)    (36,910)    (13,026,533)
  Options expired                                 --              --     (17,570)     (3,986,536)
  Options exercised                               --              --          --              --
                                                 ---        --------     -------    ------------
  Options outstanding at December 31, 2008        --        $     --          --    $         --
                                                 ===        ========     =======    ============

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


                                                WORLD PRECIOUS           GOLD AND PRECIOUS
                                                 MINERALS FUND              METALS FUND
                                            -------------------------------------------------
                                            NUMBER OF    PREMIUMS     NUMBER OF    PREMIUMS
                                            CONTRACTS    RECEIVED     CONTRACTS    RECEIVED

  Options outstanding at June 30, 2008        35,162    $ 7,537,863     11,303    $ 2,223,554
  Options written                             19,277      3,027,125     18,720      2,317,356
  Options closed                             (44,784)    (9,393,829)   (17,584)    (3,254,257)
  Options expired                             (2,967)      (230,371)    (2,023)      (141,686)
  Options exercised                           (4,131)      (760,366)    (8,223)      (981,565)
                                             -------    -----------    -------    -----------
  Options outstanding at December 31, 2008     2,557    $   180,422      2,193    $   163,402
                                             =======    ===========    =======    ===========

                                                   HOLMES                  GLOBAL
                                                 GROWTH FUND           MEGATRENDS FUND
                                            ---------------------------------------------
                                            NUMBER OF   PREMIUMS    NUMBER OF   PREMIUMS
                                            CONTRACTS   RECEIVED    CONTRACTS   RECEIVED

  Options outstanding at October 31, 2008        --     $     --       220      $ 110,130
  Options written                               185      175,304       165        157,485
  Options closed                               (185)    (175,304)     (345)      (247,675)
  Options expired                                --           --       (40)       (19,940)
  Options exercised                              --           --        --             --
                                               ----     --------      ----      ---------
  Options outstanding at December 31, 2008       --     $     --        --      $      --
                                               ====     ========      ====      =========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 Open forward foreign currency contracts at December 31, 2008, were:

                                FOREIGN     IN EXCHANGE    SETTLEMENT               UNREALIZED      UNREALIZED
  FUND CONTRACT                 CURRENCY      FOR USD         DATE       VALUE     APPRECIATION   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
  Eastern European Fund
      SALES:
      British Pounds              438          $644         01/02/09     $638           $6             $--

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund's understanding of the tax rules and regulations in the foreign markets.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds generally pay income dividends and distribute capital gains, if any, annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends on a daily basis with payment monthly. The Tax Free and Near-Term Tax Free Funds pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund 30 days or less are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the Holmes Growth, Global MegaTrends and Global Resources Funds 30 days or less are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the World Precious Minerals and Gold and

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 Precious Metals Funds 30 days or less are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. Shares held in the Eastern European and Global Emerging Markets Funds 180 days or less are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. Shares held in the China Region Fund 180 days or less are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. NEW ACCOUNTING PRONOUNCEMENTS
 In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained. Management of the Funds has analyzed the tax positions of the Funds. Upon adoption of FIN 48 on December 31, 2007 (or April 30, 2008, for the four funds formerly in the Accolade trust), management identified no uncertain tax positions that have not met the more-likely-than-not standard. As of December 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

 In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 measurements. SFAS 157 has been adopted and the related disclosures included in the notes to portfolios.

 In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued. SFAS 161 requires enhanced disclosures about the use of and accounting for derivative instruments. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is in the process of evaluating the impact adoption of SFAS 161 will have on the Funds' financial statement disclosures.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through September 30, 2009, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

 A special meeting of shareholders of U.S. Global Investor Funds and U.S. Global Accolade Funds was held on September 23, 2008, to consider several proposals. The new proposals were approved effective October 1, 2008, and included (i) a reorganization of U.S. Global Investor Funds and U.S. Global Accolade Funds from two separate Massachusetts business trusts into a single Delaware statutory trust under the name U.S. Global Investors Funds, (ii) a new advisory agreement, (iii) a new administrative services agreement and (iv) a new distribution plan for the equity funds under which a subsidiary of the Adviser will be paid a fee at an annual rate of 0.25 percent of the average daily net assets of each fund.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 For the services of the Adviser, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund, effective October 1, 2008, is:

                                                   ANNUAL PERCENTAGE OF
                 FUND                            AVERAGE DAILY NET ASSETS
  ------------------------------------------------------------------------------
  U.S. Treasury Securities Cash and       .50% of the first $250,000,000 and
  U.S. Government Securities Savings      .375% of the excess

  Near-Term Tax Free                      0.50%

  Tax Free                                .75% of the first $250,000,000 and
                                          .50% of the excess

  All American Equity                     .80% of the first $500,000,000 and
                                          .75% of the excess

  Holmes Growth and Global MegaTrends     1.00%

  Global Resources                        .95% of the first $500,000,000;
                                          .90% of $500,000,001 to $1,000,000,000
                                          and .85% of the excess

  World Precious Minerals                 1.00% of the first $500,000,000;
                                          .95% of $500,000,001 to $1,000,000,000
                                          and .90% of the excess

  Gold and Precious Metals                .90% of the first $500,000,000 and
                                          .85% of the excess

  Eastern European                        1.25%

  Global Emerging Markets                 1.375%

  China Region                            1.25%

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 Prior to October 1, 2008, the management fees were the same as above except as follows:

                                                ANNUAL PERCENTAGE OF
                                              AVERAGE DAILY NET ASSETS
            FUND                             (PRIOR TO OCTOBER 1, 2008)
  ---------------------------------------------------------------------------
  All American Equity                  .75% of the first $250,000,000 and
                                       .50% of the excess

  Global Resources                     1.00% of the first $250,000,000 and
                                       .50% of the excess

  World Precious Minerals              1.00% of the first $250,000,000 and
                                       .50% of the excess

  Gold and Precious Metals             .75% of the first $250,000,000 and
                                       .50% of the excess

 The new advisory agreement for the equity funds also provides for a base advisory fee that will be adjusted upwards or downwards by
 0.25 percent if there is a performance difference of 5 percent or more between a fund's performance and that of its designated benchmark index over the prior rolling 12 months. This performance fee will be effective October 1, 2009.

 Effective October 1, 2008, administrative services that were part of the advisory agreement were removed and became the subject of a separate agreement. Under the new administrative services agreement, the Funds no longer reimburse the Adviser for certain legal and administrative services, but instead pay compensation at an annual rate of 0.08 percent of the average daily net assets of each Fund for administrative services provided.

 Prior to October 1, 2008, Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds had adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allowed an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each Fund's shares. A portion of this fee could be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets could be paid by the Fund with distribution expenses accrued in current or future periods, so long as the 0.25% limitation was never exceeded. Effective October 1, 2008, all equity Funds in the Trust adopted a new distribution plan which a subsidiary of the Adviser is paid a fee at an annual rate of 0.25% of the average daily net assets of each Fund.

 The Adviser has agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 expenses for the fiscal periods ended December 31, 2008, were limited as follows: U.S. Treasury Securities Cash Fund at 1.00%, U.S. Government Securities Savings Fund at 0.45%, Near-Term Tax Free Fund at 0.45%, Tax Free Fund at 0.70%, All American Equity Fund at 1.75%, Holmes Growth Fund at 1.75%, Global MegaTrends Fund at 1.85% (effective May 12, 2008), Global Resources Fund, World Precious Minerals Fund, and Gold and Precious Metals Funds at 1.50% (effective October 1, 2008), Eastern European Fund at 2.25% (effective October 1, 2008), Global Emerging Markets Fund at 2.50% (effective February 28, 2007) and China Region Fund at 2.00% (effective October 1, 2008). These contractual limitations continue through September 30, 2009; however, they may be revised at any time by the Funds' Board of Trustees.

 As of March 19, 2008, the Adviser voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the period ended December 31, 2008, fees waived and/or expenses reimbursed as a result of this agreement were $170,642 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through December 31, 2011.

 Prior to November 7, 2008, for the Eastern European Fund and Global Emerging Markets Fund, the Adviser contracted with and compensated subadviser Charlemagne Capital (IOM) Limited to serve in the execution of the Adviser's investment responsibilities. Effective November 7, 2008, the Adviser took over the day-to-day management of both the Eastern European Fund and the Global Emerging Markets Fund. Charlemagne continues to provide non-discretionary advisory services to the Adviser, but is not responsible for the investment or management of the funds' assets.

 Prior to October 1, 2007, Leeb Capital Management, Inc. provided subadvisory services to the MegaTrends Fund. On October 1, 2007, the Adviser assumed management of the Fund, which was renamed
 Global MegaTrends Fund.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the Funds. Each Fund pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. The Adviser was reimbursed for in-house legal and internal administration services pertaining to the Funds during the fiscal periods ended December 31, 2008, in the amounts of $77,656 and $12,309, respectively. Effective October 1,

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 2008, as noted above, the Funds no longer reimburse the Adviser for in-house legal and administration services as those services are included in the administrative services agreement. The Adviser was reimbursed for services of the Funds' Chief Compliance Officer during the fiscal periods ended December 31, 2008, in the amount of $54,995. The Funds will continue to reimburse the Adviser for certain compliance services.

 Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the Funds, certain base fees and transaction-based fees.

 The independent Trustees receive compensation for serving on the Board. Trustees serving as Chairman of the Board or a special committee or as a member of a committee receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the period ended December 31, 2008, are summarized as follows:

           FUND                             PURCHASES         SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                       $  1,067,784   $      950,001
  Tax Free                                    1,041,616        1,855,517
  All American Equity                        35,072,477       34,472,378
  Holmes Growth                              11,827,893        5,059,203
  Global MegaTrends                           8,785,865        5,343,676
  Global Resources                          966,880,751    1,248,276,519
  World Precious Minerals                   136,858,963      187,332,583
  Gold and Precious Metals                  168,630,189       96,053,764
  Eastern European                           42,122,201       36,873,446
  Global Emerging Markets                     1,900,454        2,315,343
  China Region                               56,916,726       68,668,800

 U.S. Treasury Securities Cash and U.S. Government Securities
 Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the period.

 Investments in foreign issuers as a percent of total investments at December 31, 2008, were: 15.12% of All American Equity, 9.58% of Holmes Growth, 47.03% of Global MegaTrends, 38.06% of Global Resources, 85.15% of World Precious Minerals, 72.77% of Gold and Precious Metals, 95.61% of Eastern European, 97.98% of Global Emerging Markets and 96.93% of China Region.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of securities owned at December 31, 2008, and the tax basis components of net unrealized appreciation (depreciation):

                                                         GROSS           GROSS       NET UNREALIZED
                                         AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION/
                 FUND                     TAX COST    APPRECIATION   DEPRECIATION    (DEPRECIATION)
  -------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash         $121,721,773  $        --    $          --   $          --
  U.S. Government Securities Savings     357,973,782           --               --              --
  Near-Term Tax Free                      13,706,867      319,733         (162,728)        157,005
  Tax Free                                16,965,131      505,797         (725,995)       (220,198)
  All American Equity                     16,205,659      618,194       (1,282,504)       (664,310)
  Holmes Growth                           37,349,705      747,282       (7,384,859)     (6,637,577)
  Global MegaTrends                       26,831,131      831,438       (5,636,849)     (4,805,411)
  Global Resources                       764,233,452   21,030,929     (340,696,064)   (319,665,135)
  World Precious Minerals                634,371,374   45,574,743     (320,329,407)   (274,754,664)
  Gold and Precious Metals               219,949,871   23,907,049      (47,865,864)    (23,958,815)
  Eastern European                       740,294,896    4,193,053     (432,039,020)   (427,845,967)
  Global Emerging Markets                 19,127,378      160,704      (10,105,341)     (9,944,637)
  China Region                            39,056,399    2,663,855       (5,726,679)     (3,062,824)

 As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                       TAX-EXEMPT       ORDINARY        LONG-TERM      APPRECIATION
                 FUND                    INCOME          INCOME       CAPITAL GAINS   (DEPRECIATION)
  --------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash          $    --        $     --           $--        $          --
  U.S. Government Securities Savings          --         461,309            --                   --
  Near-Term Tax Free                      11,456           9,769            --              157,005
  Tax Free                                 5,389          29,135            --             (220,198)
  All American Equity                         --          97,543            --             (664,310)
  Holmes Growth                               --              --            --           (6,637,577)
  Global MegaTrends                           --              --            --           (4,804,789)
  Global Resources                            --              --            --         (319,696,142)
  World Precious Minerals                     --              --            --         (274,773,868)
  Gold and Precious Metals                    --              --            --          (24,012,612)
  Eastern European                            --              --            --         (427,838,457)
  Global Emerging Markets                     --              --            --           (9,944,916)
  China Region                                --              --            --           (3,169,172)

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Growth, Global MegaTrends, Global Resources, World Precious Minerals, Gold and Precious Metals, Eastern European, Global Emerging Markets and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), forwards marked to markets, unreversed return of capital in Canadian Trusts, adjustments for partnerships, tax straddle loss deferrals on written options, and adjustments for grantor trusts.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended December 31, 2008, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                       ACCUMULATED NET     ACCUMULATED NET      PAID-IN
                FUND                  INVESTMENT INCOME     REALIZED GAIN       CAPITAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash          $       630        $         --      $       (630)
  U.S. Government Securities Savings          58,028             (58,028)               --
  Near-Term Tax Free                              --              59,454           (59,454)
  Tax Free                                        --             234,550          (234,550)
  All American Equity                             --                  --                --
  Holmes Growth                               14,866          24,293,638       (24,308,504)
  Global MegaTrends                           33,563                (167)          (33,396)
  Global Resources                        41,408,717         (34,934,009)       (6,474,708)
  World Precious Minerals                 40,877,286         (20,021,016)      (20,856,270)
  Gold and Precious Metals                   211,203          (1,403,245)        1,192,042
  Eastern European                         1,757,983             683,630        (2,441,613)
  Global Emerging Markets                    167,455                 306          (167,761)
  China Region                             1,316,839            (560,383)         (756,456)

 The tax character of distributions paid during the fiscal period ended December 31, 2008, were as follows:

                                  TAX-EXEMPT     ORDINARY       LONG-TERM     TAX RETURN
              FUND                  INCOME        INCOME      CAPITAL GAINS   OF CAPITAL      TOTAL
  ----------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash    $     --     $  259,483     $        --     $     --    $   259,483
  U.S. Government Securities
   Savings                               --      2,801,889              --           --      2,801,889
  Near-Term Tax Free                183,663         39,343              --           --        223,006
  Tax Free                          324,296         31,085              --           --        355,381
  All American Equity                    --          6,594              --           --          6,594
  Holmes Growth                          --             --              --           --             --
  Global MegaTrends                      --             --              --       25,988         25,988
  Global Resources                       --     10,465,142      85,843,436           --     96,308,578
  World Precious Minerals                --             --      61,845,712           --     61,845,712
  Gold and Precious Metals               --      5,098,335       6,520,755           --     11,619,090
  Eastern European                       --             --              --           --             --
  Global Emerging Markets                --             --              --      147,530        147,530
  China Region                           --             --              --           --             --

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 The tax character of distributions paid during the fiscal year ended June 30, 2008, were as follows:

                                  TAX-EXEMPT      ORDINARY       LONG-TERM     TAX RETURN
              FUND                  INCOME         INCOME      CAPITAL GAINS   OF CAPITAL      TOTAL
  ------------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash    $     --     $  2,910,606   $         --    $      --    $  2,910,606
  U.S. Government Securities
   Savings                               --       15,993,388             --           --      15,993,388
  Near-Term Tax Free                397,725           61,285             --           --         459,010
  Tax Free                          598,358           69,833             --           --         668,191
  All American Equity                    --        2,184,301        518,139      110,537       2,812,977
  Global Resources                       --      149,122,250    105,446,649           --     254,568,899
  World Precious Minerals                --      120,839,685     82,005,547           --     202,845,232
  Gold and Precious Metals               --        1,341,359     24,180,522           --      25,521,881
  China Region                           --       23,799,607      1,839,778    1,395,287      27,034,672

 The tax character of distributions paid during the fiscal year ended June 30, 2007, were as follows:

                                        TAX-EXEMPT      ORDINARY       LONG-TERM
                 FUND                     INCOME         INCOME      CAPITAL GAINS      TOTAL
  -----------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash          $     --     $  5,084,891    $        --    $  5,084,891
  U.S. Government Securities Savings           --       21,124,058             --      21,124,058
  Near-Term Tax Free                      439,674           61,980             --         501,654
  Tax Free                                542,232           73,157             --         615,389
  All American Equity                          --        2,601,988        346,118       2,948,106
  China Region                                 --        1,333,614             --       1,333,614
  Global Resources                             --      146,150,003     36,449,062     182,599,065
  World Precious Minerals                      --       77,575,723     43,172,873     120,748,596
  Gold and Precious Metals                     --               --             --              --

 The tax character of distributions paid during the fiscal year ended October 31, 2008, were as follows:

                                                ORDINARY       LONG-TERM
           FUND                                  INCOME      CAPITAL GAINS      TOTAL
  ---------------------------------------------------------------------------------------
  Holmes Growth                                $       --    $         --    $         --
  Global MegaTrends                                    --       1,317,151       1,317,151
  Eastern European                             55,221,730     218,405,637     273,627,367
  Global Emerging Markets                       5,732,993       3,921,150       9,654,143

 The tax character of distributions paid during the fiscal year ended October 31, 2007, were as follows:

                                          ORDINARY        LONG-TERM
           FUND                            INCOME       CAPITAL GAINS        TOTAL
  -------------------------------------------------------------------------------------
  Holmes Growth                         $         --     $        --      $         --
  Global MegaTrends                           85,614       1,176,070         1,261,684
  Eastern European                       124,453,568      70,903,939       195,357,507
  Global Emerging Markets                  1,164,374       1,299,563         2,463,937

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of December 31, 2008, are as follows:

                                                         EXPIRATION DATE
                                              --------------------------------------
                 FUND                            2009      2010    2011       2012
  ----------------------------------------------------------------------------------
  U.S. Treasury Securities Cash               $       --   $285   $    --   $     --
  U.S. Government Securities Savings                  --     --        --         --
  Near-Term Tax Free                                  --     --    46,218     33,686
  Tax Free                                            --     --    90,567    421,236
  All American Equity                                 --     --        --         --
  Holmes Growth                                1,040,063     --        --         --
  Global MegaTrends                                   --     --        --         --
  Global Resources                                    --     --        --         --
  World Precious Minerals                             --     --        --         --
  Gold and Precious Metals                            --     --        --         --
  Eastern European                                    --     --        --         --
  Global Emerging Markets                             --     --        --         --
  China Region                                        --     --        --         --

                                                     EXPIRATION DATE
                                      ------------------------------------------------------------
                 FUND                  2013      2014        2015           2016          TOTAL
  ------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash       $   --   $     --   $        --   $         --   $       285
  U.S. Government Securities Savings      --         --            --             --            --
  Near-Term Tax Free                   2,760    202,719         2,488            112       287,983
  Tax Free                                --         --            --         10,697       522,500
  All American Equity                     --         --            --      3,188,188     3,188,188
  Holmes Growth                           --         --     2,281,824      2,830,320     6,152,207
  Global MegaTrends                       --         --     8,605,703      5,994,166    14,599,869
  Global Resources                        --         --            --    174,188,308   174,188,308
  World Precious Minerals                 --         --            --     43,534,505    43,534,505
  Gold and Precious Metals                --         --            --     18,951,332    18,951,332
  Eastern European                        --         --            --     83,605,572    83,605,572
  Global Emerging Markets                 --         --     4,262,898      2,965,929     7,228,827
  China Region                            --         --            --     24,694,256    24,694,256

                                POST OCTOBER 31, 2008   POST OCTOBER 31, 2008
           FUND                 CAPITAL LOSS DEFERRAL   CURRENCY LOSS DEFERRAL
  ----------------------------------------------------------------------------
  All American Equity                $ 1,988,625               $     --
  Global Resources                   252,675,661                 70,839
  World Precious Minerals             65,086,087                162,947
  Gold & Precious Metals              21,778,685                 15,605
  China Region                         6,793,201                     --

 The above amounts, in accordance with tax rules, are deemed to have occurred on January 1, 2009.

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


NOTE 5: RISKS OF CONCENTRATIONS

 The investment policies of the World Precious Minerals and Gold and Precious Metals Funds present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

 The Eastern European and Global Emerging Markets Funds may be exposed to risks not typically associated with investment in the United States due to their concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

 The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the Funds, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund's custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $30,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended December 31, 2008. The U.S. Global Investors Funds paid BBH a total of $17,188 in commitment fees during the period ended December 31, 2008, under this arrangement.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2008, individual shareholders holding more than 5% of outstanding shares comprised 6.85% and 16.47% of the Near-Term Tax Free Fund and Tax Free Fund, respectively. In addition, the Adviser held 10.59% and 9.33% of the Near-Term Tax Free Fund and
 Tax Free Fund, respectively. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a

  NOTES TO FINANCIAL STATEMENTS                    December 31, 2008


 company. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 8: EASTERN EUROPEAN FUND STOCK SPLIT

 Effective as of May 27, 2008, the Eastern European Fund instituted a 3-for-1 stock split. All capital share activity and per share data for Eastern European Fund for the previous periods presented in these financial statements has been adjusted to reflect the stock split.

NOTE 9: PARTICIPATION IN FEDERAL MONEY MARKET FUND PROGRAM

 Effective October 8, 2008, the U.S. Treasury Securities Fund and U.S. Government Securities Savings Fund agreed to participate in the U.S. Treasury Guarantee Program for Money Market Funds (the Program). The Program is designed to guarantee to investors in participating money market funds that they receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The Program does not cover any increase in the number of fund shares held in an account or any new purchases of fund shares after the close of business on September 19, 2008. The guarantee will be triggered if the fund's net asset value per share falls below $0.995 - what is commonly referred to as "breaking the buck" - and the fund liquidates. U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund paid $11,320 and $42,788, respectively, to participate in the Program. The cost for the Funds to participate is without regard to any expense limitations in effect. The initial term of the Program ended on December 18, 2008, and the Funds did not extend their participation.

  FINANCIAL HIGHLIGHTS


U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          --(a)         .02        .04        .03        .01         --(a)
  Net realized and unrealized gain               --             --         --         --         --         --
                                           --------       --------   --------   --------   --------   --------
  Total from investment activities               --(a)         .02        .04        .03        .01         --(a)
                                           --------       --------   --------   --------   --------   --------
Distributions from net investment income         --(a)        (.02)      (.04)      (.03)      (.01)        --(a)

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       .23%          2.46%      4.36%      3.11%      1.12%       .08%
Ratios to Average Net Assets: (c)
  Net investment income                         .44%          2.43%      4.27%      3.06%      1.11%       .07%
  Total expenses                               1.11%          1.09%       .91%       .92%       .97%      1.00%
  Expenses reimbursed (d)                      (.38)%         (.09)%     (.02)%       --         --       (.04)%
  Net recouped fees (e)                          --             --(g)      --        .03%        --         --
  Net expenses (f)                              .73%          1.00%       .89%       .95%       .97%       .96%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $121,410       $111,955   $116,012   $119,028   $124,058   $112,575

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) During the year ended June 30, 2004, the Adviser waived fees and/or reimbursed expenses as a result of a Minimum Yield Agreement in the amount of $45,136. As allowed by the recapture provision of this agreement, the U.S. Treasury Securities Cash Fund reimbursed the Adviser the previously waived amount of $45,136 during the year ended June 30, 2006. During the year ended June 30, 2008, the Adviser waived fees and/or reimbursed expenses under the Minimum Yield Agreement in the amount of $4,259. The Fund reimbursed the Adviser the $4,259 during the year ended June 30, 2008. During the six months ended December 31, 2008, the Adviser waived fees and/or reimbursed expenses under the Minimum Yield Agreement in the amount of $170,642.

(f) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (g)                        --               --         --         --         --         --

(g)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                            YEAR ENDED JUNE 30,
                                         DECEMBER 31,     ----------------------------------------------------------
                                             2008             2008        2007        2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00          $1.00       $1.00       $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                         .01            .03         .05         .04        .02        .01
  Net realized and unrealized gain               --(a)          --(a)       --(a)       --         --         --
                                           --------       --------    --------    --------   --------   --------
  Total from investment activities              .01            .03         .05         .04        .02        .01
                                           --------       --------    --------    --------   --------   --------
Distributions from net investment income       (.01)          (.03)       (.05)       (.04)      (.02)      (.01)

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $1.00          $1.00       $1.00       $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       .67%          3.47%       4.86%       3.69%      1.70%       .63%
Ratios to Average Net Assets: (c)
  Net investment income                        1.36%          3.42%       4.75%       3.64%      1.67%       .61%
  Total expenses                                .73%           .65%        .62%        .64%       .65%       .65%
  Expenses reimbursed (d)                      (.26)%         (.20)%      (.17)%      (.19)%     (.20)%     (.20)%
  Net expenses (e)                              .47%(g)        .45%        .45%        .45%       .45%       .45%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $357,910       $446,208    $469,095    $435,417   $411,979   $441,722

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (f)                        --               --         --         --         --         --

(f)  Effect on the expense ratio was not greater than 0.005%.

(g) The annualized net expense ratio for the six months ended December 31, 2008, exceeded the limitation for the period due to the cost of participating in the U.S. Treasury Guarantee Program for Money Market Funds (see Note 9 to the financial statements). The cost to participate was without regard to the expense limitation.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006      2005*      2004*
NET ASSET VALUE, BEGINNING OF PERIOD          $2.14          $2.12      $2.12      $2.17      $2.17      $2.23
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                         .03            .07        .07        .07        .07        .06
  Net realized and unrealized gain (loss)       .02            .02         --(a)    (.05)      (.01)      (.06)
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities              .05            .09        .07        .02        .06        .00
                                            -------        -------    -------    -------    -------    -------
Distributions from net investment income       (.03)          (.07)      (.07)      (.07)      (.06)      (.06)

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $2.16          $2.14      $2.12      $2.12      $2.17      $2.17
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)      2.55%          4.42%      3.51%       .75%      2.75%       .20%
Ratios to Average Net Assets: (c)
  Net investment income                        3.15%          3.41%      3.43%      3.08%      2.79%      2.73%
  Total expenses                               1.82%          1.91%      1.63%      1.54%      1.49%      1.25%
  Expenses reimbursed (d)                     (1.37)%        (1.46)%    (1.18)%    (1.09)%    (1.04)%     (.80)%
  Net expenses (e)                              .45%           .45%       .45%       .45%       .45%       .45%
Portfolio turnover rate                           8%             8%        22%        33%         5%        21%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $13,989        $13,603    $13,383    $15,830    $18,706    $18,673

* The values shown for Near-Term Tax Free Fund prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (f)                        --               --         --         --         --         --

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD         $11.93         $11.98     $11.98     $12.33     $12.08     $12.65
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                         .23            .47        .50        .52        .44        .43
  Net realized and unrealized gain (loss)      (.21)          (.05)        --(a)    (.36)       .25       (.58)
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities              .02            .42        .50        .16        .69       (.15)
                                            -------        -------    -------    -------    -------    -------
Distributions from net investment income       (.23)          (.47)      (.50)      (.51)      (.44)      (.42)

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $11.72         $11.93     $11.98     $11.98     $12.33     $12.08
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       .22%          3.54%      4.15%      1.30%      5.78%     (1.25)%
Ratios to Average Net Assets: (c)
  Net investment income                        3.92%          3.91%      4.09%      4.01%      3.50%      3.22%
  Total expenses                               1.91%          1.94%      1.86%      1.69%      1.47%      1.09%
  Expenses reimbursed (d)                     (1.21)%        (1.24)%    (1.16)%     (.99)%     (.77)%     (.39)%
  Net expenses (e)                              .70%           .70%       .70%       .70%       .70%       .70%
Portfolio turnover rate                           6%            11%         6%        19%        40%        54%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $16,946        $18,380    $15,940    $14,992    $22,433    $28,167

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (f)                        --               --         --         --         --         --

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD         $27.27         $28.58     $27.59     $24.47     $22.53     $19.15
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment gain (loss)                    .04           (.15)      (.08)      (.18)      (.02)      (.11)
  Net realized and unrealized gain (loss)     (9.97)          1.98       4.94       3.89       1.96       3.49
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities            (9.93)          1.83       4.86       3.71       1.94       3.38
                                            -------        -------    -------    -------    -------    -------
Distributions
  From net realized gains                      (.01)         (3.01)     (3.87)      (.59)        --         --
  From tax return of capital                     --           (.13)        --         --         --         --
                                            -------        -------    -------    -------    -------    -------
  Total distributions                          (.01)         (3.14)     (3.87)      (.59)        --         --
                                            -------        -------    -------    -------    -------    -------
Short-Term Trading Fees * (a)                    --             --         --         --         --         --

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $17.33         $27.27     $28.58     $27.59     $24.47     $22.53
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)    (36.42)%         5.99%     19.59%     15.25%      8.61%     17.65%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                  .35%          (.55)%     (.28)%     (.67)%     (.09)%     (.49)%
  Total expenses                               2.37%          1.98%      2.01%      2.20%      2.44%      2.31%
  Expenses reimbursed (d)                      (.62)%         (.23)%     (.26)%     (.44)%     (.69)%     (.56)%
  Net expenses (e)                             1.75%          1.75%      1.75%      1.76%      1.75%      1.75%
Portfolio turnover rate                         205%           225%       223%       369%       262%        96%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $16,234        $26,513    $23,479    $21,547    $19,253    $19,974

*    Based on average monthly shares outstanding.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004

    Ratios to Average Net Assets (c):
    Expenses offset                            --(f)            --(f)      --(f)   (0.01)%       --(f)     --(f)

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

HOLMES GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          TWO MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005     2004**
NET ASSET VALUE, BEGINNING OF PERIOD         $14.14         $24.78     $18.34     $16.56     $14.38     $13.55
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                          (.01)          (.15)      (.14)      (.14)      (.18)      (.19)
  Net realized and unrealized gain (loss)     (1.34)        (10.49)      6.58       1.92       2.36       1.01
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities            (1.35)        (10.64)      6.44       1.78       2.18        .82
                                            -------        -------    -------    -------    -------    -------
Distributions                                    --             --         --         --         --         --
Short-Term Trading Fees *                        --(a)          --(a)      --(a)      --(a)      --(a)     .01

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $12.79         $14.14     $24.78     $18.34     $16.56     $14.38
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)     (9.55)%       (42.94)%    35.11%     10.75%     15.16%      6.13%
Ratios to Average Net Assets: (c)
  Net investment loss                          (.27)%         (.65)%     (.62)%     (.69)%     (.98)%    (1.15)%
  Total expenses                               2.51%          1.74%      1.72%      1.74%      1.83%      1.82%
  Expenses reimbursed (d)                      (.76)%           --         --         --         --         --
  Net expenses (e)                             1.75%          1.74%      1.72%      1.74%      1.83%      1.82%
Portfolio turnover rate                          20%           140%        98%       290%       268%       192%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $32,488        $36,231    $68,881    $61,810    $65,065    $67,074

*    Based on average monthly shares outstanding.

** Effective June 1, 2004, U.S. Global Investors, Inc. assumed management of Holmes Growth Fund from the former subadviser.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset.
     Expense offset arrangements reduce total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          TWO MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset                            --(f)            --(f)      --(f)   (0.01)%       --(f)      --

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          TWO MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008     2007**       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD          $6.60         $12.75     $11.07     $10.30      $9.20      $8.25
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                            --(a)          --(a)    (.11)      (.10)      (.14)      (.17)
  Net realized and unrealized gain (loss)      (.31)         (5.30)      2.63       1.18       1.24       1.24
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities             (.31)         (5.30)      2.52       1.08       1.10       1.07
                                            -------        -------    -------    -------    -------    -------
Distributions
  From net investment income                     --             --         --         --         --       (.12)
  From net realized gains                        --           (.85)      (.84)      (.31)        --         --
  From tax return of capital                   (.01)            --         --         --         --         --
                                            -------        -------    -------    -------    -------    -------
  Total distributions                          (.01)          (.85)      (.84)      (.31)        --       (.12)
                                            -------        -------    -------    -------    -------    -------
Short-Term Trading Fees * (a)                    --             --         --         --         --         --

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $6.28          $6.60     $12.75     $11.07     $10.30      $9.20
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)     (4.74)%       (44.50)%    24.49%     10.53%     11.96%     13.01%
Ratios to Average Net Assets: (c)
  Net investment loss                          (.20)%         (.06)%     (.93)%     (.89)%    (1.37)%    (1.77)%
  Total expenses                               2.96%          2.21%      2.49%      2.55%      2.83%      2.83%
  Expenses reimbursed (d)                     (1.11)%         (.21)%       --         --         --         --
  Net expenses (e)                             1.85%          2.00%      2.49%      2.55%      2.83%      2.83%
Portfolio turnover rate                          29%            92%        65%        75%        54%        64%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $22,035        $25,387    $17,723    $17,077    $14,276    $13,239

*    Based on average monthly shares outstanding.

**   Effective October 1, 2007, U.S. Global Investors, Inc.
     assumed management of Global MegaTrends Fund from the former subadviser.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset.
     Expense offset arrangements reduce total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          TWO MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (f)                        --               --         --         --         --         --

(f)  Effect on the expense ratio was not greater than 0.005%.


See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                  SIX MONTHS
                                    ENDED                                YEAR ENDED JUNE 30,
                                 DECEMBER 31,     ------------------------------------------------------------------
                                     2008               2008         2007         2006         2005         2004
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $20.52           $17.70       $17.22       $12.67        $8.39        $5.14
--------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)         (.02)*            .05*         .21          .29          .25          .12
  Net realized and unrealized
    gain (loss)                      (13.92)*           5.86*        2.86         5.63         4.67         3.26
                                   --------       ----------   ----------   ----------     --------     --------
  Total from investment
    activities                       (13.94)            5.91         3.07         5.92         4.92         3.38
                                   --------       ----------   ----------   ----------     --------     --------
Distributions
  From net investment income             --             (.95)        (.88)        (.32)        (.34)        (.13)
  From net realized gains             (1.32)           (2.14)       (1.71)       (1.05)        (.30)          --
                                   --------       ----------   ----------   ----------     --------     --------
  Total distributions                 (1.32)           (3.09)       (2.59)       (1.37)        (.64)        (.13)
                                   --------       ----------   ----------   ----------     --------     --------
Short-Term Trading Fees * (a)            --               --           --           --           --           --

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $5.26           $20.52       $17.70       $17.22       $12.67        $8.39
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
  fees) (b)                          (67.70)%          37.59%       20.94%       48.91%       60.21%       65.73%
Ratios to Average Net Assets: (c)
  Net investment income (loss)         (.34)%            .28%         .74%        1.07%         .91%         .74%
  Total expenses                       1.20%             .88%         .95%         .96%        1.30%        1.54%
  Expenses reimbursed (d)              (.12)%             --           --           --           --           --
  Net expenses (e)                     1.08%             .88%         .95%         .96%        1.30%        1.54%
Portfolio turnover rate                 100%             133%         122%         157%         116%         140%

NET ASSETS, END OF PERIOD
  (IN THOUSANDS)                   $464,524       $2,010,581   $1,383,250   $1,281,664     $488,183     $135,574

*    Based on average monthly shares outstanding.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                   SIX MONTHS
                                     ENDED                                YEAR ENDED JUNE 30,
                                  DECEMBER 31,     ------------------------------------------------------------------
                                      2008               2008         2007         2006         2005         2004
    Ratios to Average Net Assets (c):
    Expenses offset                     --(f)           (0.01)%      (0.01)%      (0.01)%         --(f)        --(f)

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD         $25.32         $28.34     $28.86     $15.50     $13.68      $9.75
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.06)*         (.13)*       --*       .72       (.22)      (.17)*
  Net realized and unrealized gain (loss)    (13.65)*         3.70*      3.02      13.62       2.42       5.85
                                           --------       --------   --------   --------   --------   --------
  Total from investment activities           (13.71)          3.57       3.02      14.34       2.20       5.68
                                           --------       --------   --------   --------   --------   --------
Distributions
  From net investment income                     --          (3.25)     (1.52)      (.67)      (.46)     (1.86)
  From net realized gains                     (2.05)         (3.35)     (2.04)      (.37)        --         --
                                           --------       --------   --------   --------   --------   --------
  Total distributions                         (2.05)         (6.60)     (3.56)     (1.04)      (.46)     (1.86)
                                           --------       --------   --------   --------   --------   --------
Short-Term Trading Fees *                        --(a)         .01        .02        .06        .08        .11

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $9.56         $25.32     $28.34     $28.86     $15.50     $13.68
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)    (51.23)%        14.14%     11.48%     96.21%     16.50%     57.42%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                 (.80)%         (.43)%      .06%       .05%     (1.01)%    (1.15)%
  Total expenses                               1.36%           .97%       .99%      1.13%      1.48%      1.47%
  Expenses reimbursed (d)                      (.11)%           --         --         --         --         --
  Net expenses (e)                             1.25%           .97%       .99%      1.13%      1.48%      1.47%
Portfolio turnover rate                          27%            58%        54%        66%        55%        65%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $359,120       $949,014   $923,779   $920,249   $268,312   $246,852

*    Based on average monthly shares outstanding.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset (f)                        --               --         --         --         --         --

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GOLD AND PRECIOUS METALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD         $17.18         $14.99     $15.48      $7.67      $7.00      $5.18
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.03)          (.08)*      .05       (.01)*     (.11)      (.10)
  Net realized and unrealized gain (loss)     (5.59)          4.69       (.56)      7.88        .79       1.91
                                           --------       --------   --------   --------    -------    -------
  Total from investment activities            (5.62)          4.61       (.51)      7.87        .68       1.81
                                           --------       --------   --------   --------    -------    -------
Distributions from net realized gains          (.73)         (2.43)        --       (.12)      (.05)      (.03)
Short-Term Trading Fees *                        --(a)         .01        .02        .06        .04        .04

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $10.83         $17.18     $14.99     $15.48      $7.67      $7.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)    (31.51)%        33.49%     (3.17)%   104.15%     10.19%     35.57%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                 (.66)%         (.41)%      .31%      (.06)%    (1.13)%    (1.45)%
  Total expenses                               1.54%          1.27%      1.29%      1.47%      1.97%      1.93%
  Expenses reimbursed (d)                      (.15)%           --         --         --         --         --
  Net expenses (e)                             1.39%          1.27%      1.29%      1.47%      1.97%      1.93%
Portfolio turnover rate                          61%            93%        72%        78%        66%        85%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $192,206       $259,022   $178,762   $208,027    $63,816    $66,732

*    Based on average monthly shares outstanding.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset                            --(f)            --(f)   (0.01)%       --(f)      --(f)      --(f)

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          TWO MONTHS
                                            ENDED                            YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     -------------------------------------------------------------
                                           2008***           2008*         2007*        2006*      2005*       2004*
NET ASSET VALUE, BEGINNING OF PERIOD          $6.35         $19.91        $15.44       $12.88      $9.47       $6.48
-----------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.03)          (.03)         (.10)         .13       (.03)**     (.01)
  Net realized and unrealized gain (loss)     (1.20)        (10.10)         6.83         3.60       3.81**      3.31
                                           --------       --------    ----------   ----------   --------    --------
  Total from investment activities            (1.23)        (10.13)         6.73         3.73       3.78        3.30
                                           --------       --------    ----------   ----------   --------    --------
Distributions
  From net investment income                     --             --          (.29)          --       (.09)       (.02)
  From net realized gains                        --          (3.46)        (1.98)       (1.22)      (.31)       (.35)
                                           --------       --------    ----------   ----------   --------    --------
  Total distributions                            --          (3.46)        (2.27)       (1.22)      (.40)       (.37)
                                           --------       --------    ----------   ----------   --------    --------
Short-Term Trading Fees **                       --(a)         .03           .01          .05        .03         .06
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.12          $6.35        $19.91       $15.44     $12.88       $9.47
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)    (19.37)%       (61.36)%       48.74%       31.03%     41.43%      54.12%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                (3.02)%         (.15)%        (.61)%        .71%      (.31)%      (.23)%
  Total expenses                               2.37%          1.96%         1.98%        1.95%      2.00%       2.08%
  Expenses reimbursed (d)                      (.27)%           --(f)         --           --         --          --
  Net expenses (e)                             2.10%          1.96%         1.98%        1.95%      2.00%       2.08%
Portfolio turnover rate                          11%            82%           54%          68%        95%         89%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $317,320       $415,494    $1,582,707   $1,347,149   $903,855    $279,545

* The per share amounts shown for the current and prior periods have been adjusted to reflect the 3-for-1 stock split which was effective on May 27, 2008.

**   Based on average monthly shares outstanding.

***  Effective November 7, 2008, U.S. Global Investors, Inc.
     assumed management of the fund from Charlemagne Capital
     (IOM) Limited.

(a)  The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to two closed-end investment companies that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the two investment companies to the subadviser based on the above fund's investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                          TWO MONTHS
                                            ENDED                            YEAR ENDED OCTOBER 31,
                                         DECEMBER 31,     ------------------------------------------------------------
                                             2008             2008         2007         2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset                            --(f)         (0.01)%      (0.01)%      (0.01)%    (0.01)%       --(f)
    Expenses rebated by subadviser            n/a              n/a          n/a        (0.01)%    (0.02)%    (0.05)%

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL EMERGING MARKETS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          TWO MONTHS
                                            ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                         DECEMBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                            2008**         2008          2007          2006         2005 (a)
NET ASSET VALUE, BEGINNING OF PERIOD          $5.94        $21.88        $13.93        $10.65        $10.00
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.01)         (.43)         (.13)          .02           .06
  Net realized and unrealized gain (loss)      (.56)       (11.98)         9.18          3.50           .56
                                             ------       -------       -------       -------       -------
  Total from investment activities             (.57)       (12.41)         9.05          3.52           .62
                                             ------       -------       -------       -------       -------
Distributions
  From net investment income                     --          (.46)           --          (.05)           --
  From net realized gains                        --         (3.11)        (1.13)         (.26)           --
  From tax return of capital                   (.08)           --            --            --            --
                                             ------       -------       -------       -------       -------
  Total distributions                          (.08)        (3.57)        (1.13)         (.31)           --
                                             ------       -------       -------       -------       -------
Short-Term Trading Fees *                        --(b)        .04           .03           .07           .03

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.29         $5.94        $21.88        $13.93        $10.65
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (d)     (9.59)%      (66.81)%       69.52%        34.16%         6.50%
Ratios to Average Net Assets (d):
  Net investment income (loss)                (1.16)%       (1.01)%        (.92)%         .13%         1.08%
  Total expenses                               6.83%         2.80%         2.75%         3.07%         4.16%
  Expenses reimbursed (e)                     (4.33)%        (.30)%        (.39)%       (1.05)%       (2.16)%
  Net expenses (f)                             2.50%         2.50%         2.36%         2.02%         2.00%
Portfolio Turnover Rate                          21%           83%          125%          136%           93%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $9,663       $11,708       $59,621       $29,029       $16,157

*    Based on average monthly shares outstanding.

**   Effective November 7, 2008, U.S. Global Investors, Inc.
     assumed management of the fund from Charlemagne Capital
     (IOM) Limited.

(a)  From February 24, 2005, commencement of operations.

(b)  The per share amount does not round to a full penny.

(c) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)  Ratios are annualized for periods of less than one year.

(e) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(f) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to a closed-end investment company that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the investment company to the subadviser based on the above fund's investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                          TWO MONTHS
                                            ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                         DECEMBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             2008          2008          2007          2006         2005 (a)
    Ratios to Average Net Assets (d):
    Expenses offset                            --(g)         --(g)        n/a           n/a            n/a
    Expenses rebated by subadviser            n/a           n/a           n/a         (0.02)%           --(g)

(g)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

CHINA REGION FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
NET ASSET VALUE, BEGINNING OF PERIOD          $9.09         $12.55      $8.71      $6.87      $5.86      $4.17
------------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.02)*         (.03)*       --*      (.01)*     (.06)        --*
  Net realized and unrealized gain (loss)     (3.49)*         (.27)*     3.98*      2.02       1.22       1.69
                                            -------        -------    -------    -------    -------    -------
  Total from investment activities            (3.51)          (.30)      3.98       2.01       1.16       1.69
                                            -------        -------    -------    -------    -------    -------
Distributions
  From net investment income                     --           (.10)      (.16)      (.19)      (.16)      (.05)
  From net realized gains                        --          (2.93)        --         --         --         --
  From tax return of capital                     --           (.17)        --         --         --         --
                                            -------        -------    -------    -------    -------    -------
  Total distributions                            --          (3.20)      (.16)      (.19)      (.16)      (.05)
                                            -------        -------    -------    -------    -------    -------
Short-Term Trading Fees *                       .01            .04        .02        .02        .01        .05

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $5.59          $9.09     $12.55      $8.71      $6.87      $5.86
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)    (38.50)%        (8.58)%    46.34%     30.03%     19.98%     41.63%
Ratios to Average Net Assets: (b)
  Net investment income (loss)                 (.47)%         (.26)%      .02%      (.08)%     (.54)%      .05%
  Total expenses                               2.46%          1.95%      2.02%      2.31%      2.56%      2.25%
  Expenses reimbursed (c)                      (.27)%           --         --         --         --         --
  Net expenses (d)                             2.19%          1.95%      2.02%      2.31%      2.56%      2.25%
Portfolio turnover rate                         117%           208%       208%       292%       136%       126%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $38,348        $81,109    $93,805    $67,761    $30,511    $35,090

*    Based on average monthly shares outstanding.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)  Ratios are annualized for periods of less than one year.

(c) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(d) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                          SIX MONTHS
                                            ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31,     --------------------------------------------------------
                                             2008             2008       2007       2006       2005       2004
    Ratios to Average Net Assets (c):
    Expenses offset                            --(e)            --(e)      --(e)   (0.01)%       --(e)      --(e)

(e)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders
of the U.S. Global Investors Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Holmes Growth Fund, Global MegaTrends Fund, Eastern European Fund and Global Emerging Markets Fund, each a portfolio within the U.S. Global Investors Funds Trust as of December 31, 2008, and the related statements of operations for the two-month period then ended and the year ended October 31, 2008, the statements of changes in net assets for the two-month period then ended and the two-year period ended October 31, 2008 and financial highlights for the two-month period then ended and each of the years in the five-year period ended October 31, 2008. We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Treasury Securities Cash Fund, U.S. Government Securities Savings Fund, Near-Term Tax Free Fund, Tax Free Fund, All American Equity Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund and China Region Fund, each a portfolio within the U.S. Global Investors Funds Trust as of December 31, 2008, and the related statements of operations for the six-month period then ended and the year ended June 30, 2008, the statements of changes in net assets for the six-month period then ended and the two-year period ended June 30, 2008 and financial highlights for the six-month period then ended and each of the years in the five-year period ended June 30, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds within the U.S. Global Investors Funds Trust, as of December 31, 2008, and the results of their operations, the changes in their net assets and financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                       /s/ KPMG LLP

Boston, Massachusetts
February 23, 2009

  TRUSTEES AND OFFICERS (UNAUDITED)                December 31, 2008


The following table presents information about the Trustees as of December 31, 2008, together with a brief description of their principal occupations during the last five years. The Agreement and Declaration of Trust provides that each trustee shall serve as a trustee of the Trust during the lifetime of this Trust and until its termination except as such trustee sooner dies, resigns or is removed. In addition, each trustee who is not an "interested person" of the Trust shall be required to retire in accordance with the terms of any retirement policy then in effect that has been approved by a majority vote of all independent trustees. The current retirement policy provides that the retirement age for non-interested trustees is 72 years of age. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------
Mr. J. Michael Belz (55)         PRINCIPAL OCCUPATION: President and Chief
7900 Callaghan Road              Executive Officer of Catholic Life Insurance
San Antonio, TX 78229            since 1984.
Trustee                          OTHER DIRECTORSHIPS HELD: Director, Broadway
November 1998 to present         National Bank from October 2003 to present.
Thirteen portfolios
---------------------------------------------------------------------------------
James F. Gaertner (65)           PRINCIPAL OCCUPATION: President of Sam Houston
7900 Callaghan Road              State University from August 2001 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Chairman of the Audit
Trustee                          Committee, Tandy Brands Accessories, Inc. from
November 2002 to present         October 1997 to present.
Thirteen portfolios
---------------------------------------------------------------------------------
Clark R. Mandigo (65)            PRINCIPAL OCCUPATION: Restaurant operator,
7900 Callaghan Road              business consultant since 1991.
San Antonio, TX 78229
Trustee
May 1993 to present
Thirteen portfolios
---------------------------------------------------------------------------------
Joe C. McKinney (62)             PRINCIPAL OCCUPATION: Vice Chairman, Broadway
7900 Callaghan Road              National Bank from October 2002 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director, Broadway
Trustee                          National Bank from October 2002 to present;
October 2008 to present          Director, USAA Real Estate Company from
Thirteen portfolios              September 2004 to present; Director, Luby's,
                                 Inc. from January 2003 to present.
---------------------------------------------------------------------------------

*These dates include service for a predecessor trust.

  TRUSTEES AND OFFICERS (UNAUDITED)                December 31, 2008

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------
Frank Holmes ** (53)             PRINCIPAL OCCUPATION: Director, Chief Executive
7900 Callaghan Road              Officer, and Chief Investment Officer of the
San Antonio, TX 78229            Adviser. Since October 1989, Mr. Holmes has
Trustee, Chief Executive         served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President January 1990  and the investment companies it sponsors.
to present                       OTHER DIRECTORSHIPS HELD: Director of 71316
Thirteen portfolios              Ontario, Inc. since April 1987 and of F. E.
                                 Holmes Organization, Inc. since July 1978.
---------------------------------------------------------------------------------

 *These dates include service for a predecessor trust.

**Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

The following table presents information about each Officer of the Trust as of December 31, 2008, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------
Frank Holmes (53)                Director, Chief Executive Officer, and Chief
7900 Callaghan Road              Investment Officer of the Adviser. Since
San Antonio, TX 78229            October 1989, Mr. Holmes has served and
Trustee, Chief Executive         continues to serve in various positions with
Officer, Chief Investment        the Adviser, its subsidiaries, and the
Officer, President               investment companies it sponsors.
January 1990 to present
--------------------------------------------------------------------------------
Susan McGee (49)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
March 1997 to present
--------------------------------------------------------------------------------
Catherine Rademacher (48)        Chief Financial Officer of the Adviser. Since
7900 Callaghan Road              April 2004, Ms. Rademacher has served and
San Antonio, TX 78229            continues to serve in various positions with
Treasurer                        the Adviser, its subsidiaries, and the
July 2004 to present             investment companies it sponsors. Associate
                                 with Resources Connection from July 2003 to
                                 February 2004.
--------------------------------------------------------------------------------

                                                                 197


  TRUSTEES AND OFFICERS (UNAUDITED)                December 31, 2008

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------
James L. Love (40)               Chief Compliance Officer of the Adviser since
7900 Callaghan Road              September 2007. Executive Director Executive
San Antonio, TX 78229            Attorney from January 2003 to September 2007,
Chief Compliance Officer         Senior Counsel May 2002 to January 2003 with
September 2007 to present        USAA.
--------------------------------------------------------------------------------
Mark Carter (41)                 Vice President, Shareholder Services of the
7900 Callaghan Road              Adviser since April 2008. Operations Manager of
San Antonio, TX 78229            the Adviser from April 2007 through March 2008;
Vice President, Shareholder      Transfer Agent Operations Manager, Invesco AIM
Services                         from 2004 to April 2007.
April 2008 to present
--------------------------------------------------------------------------------
T. Kelly Niland (46)             Vice President of Investment Operations of the
7900 Callaghan Road              Adviser since January 2006. Fund Accounting
San Antonio, TX 78229            Manager with AIM Investments from June 1992 to
Vice President, Investment       January 2006.
Operations
December 2008 to present;
Assistant Treasurer from May
2006 to December 2008.
--------------------------------------------------------------------------------
Susan K. Filyk (39)              Director of Marketing of the Adviser since
7900 Callaghan Road              August 2008. Ms. Filyk has served and continues
San Antonio, TX 78229            to serve in various positions with the Adviser,
Vice President, Marketing        its subsidiaries, and the investment companies
December 2008 to present         it sponsors. Sr. VP Marketing with Frost
                                 National Bank from May 1998 to August 2007.
--------------------------------------------------------------------------------

*These dates include service for a predecessor trust.

  ADDITIONAL INFORMATION (UNAUDITED)


ADDITIONAL FEDERAL TAX INFORMATION

The percentage of tax-exempt dividends paid by the Funds for the six months ended December 31, 2008, was:

    Near-Term Tax Free                       82.35%
    Tax Free                                 94.87%

The percentage of ordinary income dividends paid by the Funds during the calendar year ended December 31, 2008, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    Global Resources                          4.55%
    Gold and Precious Metals                  1.70%

The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

    Global Resources                    $85,843,436
    World Precious Minerals              61,845,712
    Gold and Precious Metals              6,520,755

The amounts which represent foreign source income and foreign taxes paid during the six months ended December 31, 2008, are as follows:

                                    FOREIGN SOURCE      FOREIGN TAX
                                        INCOME            CREDIT
Gold and Precious Metals               $430,909           $34,458

In early 2009, the Funds reported on Form 1099-DIV the tax status of all distributions made during the calendar year 2008. The funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

  ADDITIONAL INFORMATION (UNAUDITED)


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

APPROVAL OF THE ADVISORY AGREEMENT FOR EACH FUND

On July 31, 2008, the Board of Trustees (the "Board") of U.S. Global Investors Funds, the Delaware statutory trust into which the U.S. Global Investors Funds and U.S. Global Accolade Funds were reorganized, including all of the trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved a new advisory agreement with the Adviser for each fund for a one-year term, effective October 1, 2008. The Independent Trustees considered the materials provided by the Adviser in support of the new form of advisory agreement, along with the applicable rules and regulations related to the proposal. The Board also considered the Adviser's representation that the Board may rely on and take into account the information provided in connection with the prior advisory agreement for each fund.

With respect to the new form of advisory agreement, the Board considered the following factors, among others:

* Pro forma advisory fee and expense ratio analyses prepared by a third party and by management, giving effect to the advisory fees under the advisory agreement, the administration expenses under the administrative services agreement and the distribution plan (as applicable).

* Current and pro forma expense data for each fund;

* Information on the selection of the proposed benchmarks, on a fund-by-fund basis (as applicable), for the proposed performance fee adjustments;

* Information comparing the historical performance of each fund with a proposed performance fee adjustment to its proposed benchmark;

* The pro forma profitability impact to the Adviser from the advisory agreement and administrative services agreement;

* Historical and pro forma historical performance data for each fund, giving effect to the advisory agreement, administrative services agreement and the distribution plan (as applicable), along with the fund's historical and pro forma peer group rank; and

* The Adviser's agreement to cap the expenses for each fund for the one-year period of the advisory agreement.

  ADDITIONAL INFORMATION (UNAUDITED)


The Board took note of the following factors, among others: (1) the nature, extent and quality of services provided by the Adviser, (2) the advisory fees and expense ratio, (3) the profits realized by the Adviser and its affiliates from their relationship with the funds,
(4) whether the funds benefit from any economies of scale, and (5) the benefits realized by the Adviser and its affiliates from their relationship with the funds. The board reached the following conclusions in approving the Advisory Agreement for each applicable fund: (1) the nature and extent of the services historically provided by the Adviser were appropriate and the quality of services was good, (2) the advisory fees, coupled with the Adviser's commitment to cap expenses, were reasonable and appropriate in amount given the quality of services provided, (3) the profits to be realized by the Adviser from the advisory agreement and administrative services agreement were reasonable in comparison with the costs of providing investment advisory services to the Funds,
(4) with respect to economies of scale, profitability to the Adviser and its affiliates is not excessive, and (5) the direct and indirect benefits accruing to the Adviser were reasonable in comparison with the costs of providing advisory services, the advisory fees charged, the Adviser's commitment to cap expenses (as applicable) and the benefits to the funds.

Based on all the information considered and the conclusions reached, the Board determined that the terms of the new advisory agreement, effective October 1, 2008, is fair and reasonable and that the approval of the new agreement is in the best interests of each applicable fund.

SHAREHOLDER VOTES

On September 23, 2008, a special meeting of the shareholders of U.S. Global Accolade Funds and U.S. Global Investors Funds was held. The following proposals were presented to and approved by the shareholders:

1. To approve the reorganization of each fund from the two separate Massachusetts business trusts into a corresponding new fund organized under a single Delaware statutory trust.

2. ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, GLOBAL MEGATRENDS FUND, GLOBAL RESOURCES FUND, GOLD & PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND. To approve a new Distribution Plan.

3. To approve a new Advisory Agreement for each fund.

4. EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND. To approve a new Subadvisory Agreement.

5. EASTERN EUROPEAN FUND. To approve a change in the Fund's concentration policy to permit the Fund to invest more than 25% of its assets in securities of companies involved in oil, gas, or banking.

  ADDITIONAL INFORMATION (UNAUDITED)


The results of the votes were as follows:

                                                                                           BROKER
                                                                                            NON-
            PROPOSAL                          FOR       AGAINST     ABSTAIN    WITHHELD     VOTES
---------------------------------------------------------------------------------------------------
PROPOSAL 1:
U.S. Treasury Securities Cash Fund         55,216,304   2,728,590   3,535,825     NA         NA
U.S. Government Securities Savings Fund   247,423,461   9,112,193  10,141,436     NA         NA
Near-Term Tax Free Fund                     3,959,724      47,425     427,075     NA         NA
Tax Free Fund                               1,038,632      17,687      53,001     NA         NA
All American Equity Fund                      462,840      11,525      50,729     NA         NA
Holmes Growth Fund                          1,352,751      38,960     114,213     NA         NA
Global MegaTrends Fund                      2,308,744      52,916      89,602     NA         NA
Global Resources Fund                      44,083,176   2,328,033   3,082,753     NA         NA
Gold & Precious Metals Fund                 7,807,537     377,192     325,799     NA         NA
World Precious Minerals Fund               17,633,167     825,498   1,070,354     NA         NA
Eastern European Fund                      37,406,107   1,934,682   2,432,523     NA         NA
Global Emerging Markets Fund                1,422,684      55,770      69,801     NA         NA
China Region Fund                           4,244,330     231,111     270,278     NA         NA
PROPOSAL 2:
All American Equity Fund                      442,029      26,812      56,252     NA         NA
Holmes Growth Fund                          1,284,882      92,103     128,940     NA         NA
Global MegaTrends Fund                      2,151,788     195,073     104,399     NA         NA
Global Resources Fund                      41,622,516   4,444,484   3,426,957     NA         NA
Gold & Precious Metals Fund                 7,373,781     773,883     362,863     NA         NA
World Precious Minerals Fund               16,531,112   1,851,973   1,145,931     NA         NA
Eastern European Fund                      35,506,284   3,494,987   2,772,040     NA         NA
Global Emerging Markets Fund                1,352,678     123,011      72,564     NA         NA
China Region Fund                           4,060,459     412,430     272,829     NA         NA
PROPOSAL 3:
U.S. Treasury Securities Cash Fund         51,915,852   5,688,665   3,876,201     NA         NA
U.S. Government Securities Savings Fund   236,420,495  19,175,557  11,081,038     NA         NA
Near-Term Tax Free Fund                     3,900,978      92,413     440,834     NA         NA
Tax Free Fund                                 987,418      51,837      70,065     NA         NA
All American Equity Fund                      452,327      21,048      51,717     NA         NA
Holmes Growth Fund                          1,302,024      79,067     124,833     NA         NA
Global MegaTrends Fund                      2,249,976     100,701     100,583     NA         NA
Global Resources Fund                      41,756,633   4,316,812   3,420,517     NA         NA
Gold & Precious Metals Fund                 7,354,354     776,488     379,683     NA         NA
World Precious Minerals Fund               16,662,369   1,687,958   1,178,691     NA         NA
Eastern European Fund                      36,042,372   3,029,644   2,701,294     NA         NA
Global Emerging Markets Fund                1,369,090     103,485      75,680     NA         NA
China Region Fund                           4,071,097     331,781     342,841     NA         NA
PROPOSAL 4:
Eastern European Fund                      35,783,985   3,188,394   2,800,931     NA         NA
Global Emerging Markets Fund                1,377,198      93,740      77,316     NA         NA
PROPOSAL 5:
Eastern European Fund                      35,934,299   3,438,622   2,400,392     NA         NA
---------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

  (a) The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

  (b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

  (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

  (d) Not applicable.

  (e) Not applicable.

  (f) The registrant has posted such code of ethics on its Internet website at www.usfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

For the period from July 1, 2008 through September 30, 2008, the registrant's Board of Trustees determined that the registrant had at least two "audit committee financial experts" serving on its audit committee: Mr. Clark Mandigo and Dr. James F. Gaertner, who are "independent" (as defined in Item 3 of Form N-CSR.). Effective October 1, 2008, pursuant to reorganization of U.S. Global Investors Funds and U.S. Global Accolade Funds, Massachusetts business trusts, into a Delaware statutory trust under the name U.S. Global Investors Funds, the following audit committee financial experts, both of whom are independent trustees, were designated: Mr. Clark Mandigo and Dr. James F. Gaertner.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES
The aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for the funds listed in Attachment A were $211,946 for the fiscal year ended December 31, 2008, $206,800 for funds listed in Attachment B for their prior fiscal year ended June 30, 2008, and $90,090 for funds listed in Attachment C for their prior fiscal year ended October 31, 2008.

(B) AUDIT-RELATED FEES
There were no fees billed for assurance and related services by the registrant's principal accountant that were reasonably related to the performance of the audit of the registrant's financial statements and were not reported under paragraph (a) of this Item for the last two fiscal years.

(C) TAX FEES
The aggregate fees billed for professional services rendered by the registrant's principal accountant for tax compliance, tax advice and tax planning for the funds listed in Attachment A were $62,499 for the fiscal year ended December 31, 2008, $38,900 for funds listed in Attachment B for their prior fiscal year ended June 30, 2008, and $21,780 for funds listed in Attachment C for their prior fiscal year ended October 31, 2008. The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.

(D) ALL OTHER FEES
There were no other fees during the last two fiscal years billed to the registrant.

(E)(1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including approval in advance of audit and non-audit services at regularly scheduled audit committee meetings. If non-audit services are required between regularly scheduled audit committee meetings, approval may be authorized by the chairman of the audit committee for non-prohibited services for engagements of less than $3,500 with notification of other audit committee members at the next scheduled audit committee meeting.

  (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(G) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $62,499 for the fiscal year ended December 31, 2008 and $116,280 for the previous fiscal year. These fees related to tax services rendered to the registrant and the issuance of a report on internal controls for an entity controlled by the investment adviser.

(H) All non-audit services rendered in (g) above were considered by the registrant's audit committee in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics is posted on registrant's Internet website at www.usfunds.com.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)   Not applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. GLOBAL INVESTORS FUNDS



By:      /s/ Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    March 3, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    March 3, 2009





By:      /s/ Catherine A. Rademacher
         ---------------------------
         Catherine A. Rademacher
         Treasurer

Date:    March 3, 2009